       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 1997
                                            Registration Nos. 33-23351, 811-5626
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 26
                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 40

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                              1001 Jefferson Street
                              Wilmington, DE  19801
                                  302-576-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

MARILYN TALMAN, ESQ.                              COPY TO:
Golden American Life Insurance Company            SUSAN KRAWCZYK, ESQ.
1001 Jefferson Street, Suite 400                  Sutherland, Asbill & Brennan
Wilmington, DE  19801                              L.L.P.
                                                  1275 Pennsylvania Avenue, N.W.
(NAME AND ADDRESS OF AGENT FOR SERVICE            Washington, D.C. 20004-2404
  OF PROCESS)

        Approximate date of commencement of proposed sale to the public:
   A soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
          [X]  immediately upon filing pursuant to paragraph (b)
          [ ]  on  _________ pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(i)
          [ ]  on  _________  pursuant to paragraph (a)(i)
          [ ]  75 days after filing pursuant to paragraph (a)(ii)
          [ ]  on  _________  pursuant to paragraph (a)(ii) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                       DECLARATION PURSUANT TO RULE 24F-2
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the year ended December 31, 1995 was filed on February 28, 1996.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PART A

N-4 Item                                  Prospectus Heading
---------------------------------------   --------------------------------------
1   Cover Page                            Cover Page
2.  Definitions                           Definition of Terms
3.  Synopsis                              Summary of the Contracts
4.  Condensed Financial Information       Condensed Financial Information
5.  General Description of Registrant     Facts About the Company
    Depositor, and Portfolio Companies      and the Accounts
6.  Deductions and Expenses               Charges and Fees
7.  General Description of Variable       Facts About the Contracts
    Annuity Contracts
8.  Annuity Period                        Choosing an Income Plan
9.  Death Benefit                         Facts About the Contracts
10. Purchases and Contract Value          Facts About the Contracts,
                                            Charges and Fees
11. Redemptions                           Facts About the Contracts
12. Taxes                                 Federal Tax Considerations
                                            Additional Considerations
13. Legal Proceedings                     Regulatory Information
14. Table of Contents of the              Statement of Additional Information
    Statement of Additional Information

PART B
                                          Statement of Additional
N-4 Item                                  Information Heading
---------------------------------------   --------------------------------------
15. Cover Page                            Cover Page
16. Table of Contents                     Table of Contents
17. General Information and History       Description of Golden American
                                            Life Insurance Company
18. Services                              Safekeeping of Assets, Independent
                                            Auditors
19. Purchase of Securities Being Offered  Distribution of Contracts
20. Underwriters                          Distribution of Contracts
21. Calculation of Performance Data       Performance Information
22. Annuity Payments                      Part A
23. Financial Statements                  Financial Statements of Separate
                                            Account B,
                                          Financial Statements of Golden
                                            American Life Insurance Company
PART C

Items required in Part C are located therein.

                                     PART A

                              PROSPECTUS SUPPLEMENT

                             Dated February 10, 1997


                                Supplement to the
                    Prospectuses dated February 3, 1997 for
                   DEFERRED VARIABLE ANNUITY CONTRACTS issued
                    by Golden American Life Insurance Company
             (the "GoldenSelect DVA and DVA Series 100 Prospectuses")


                                    __________


            THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS.


A new Fixed Interest Division option is now available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated September 3, 1996. When reading through the GoldenSelect DVA Prospectus, the Fixed Interest Division should be counted among the various divisions available for the allocation of your premiums. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

More complete information relating to the Fixed Interest Division is found in the Offering Brochure. Please read it carefully before you send money.




IN 3107 FID 2/97

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                               GOLDENSELECT DVA                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Wilming-ton, Delaware

                      DEFERRED VARIABLE ANNUITY PROSPECTUS

                                GOLDENSELECT DVA

--------------------------------------------------------------------------------

This prospectus describes group and individual deferred variable annuity contracts (the "contract") offered by Golden American Life Insurance Company ("Golden American" "we" "our" or "us"). The owner ("you" or "your") purchases the contract with an initial premium and is permitted to make additional premium payments.

The contract is funded by Separate Account B ("Account B").


Nineteen divisions of Account B are currently available under the contract. The investments available through the divisions of Account B include mutual fund portfolios (the "Series") of The GCG Trust (the "GCG Trust") and the Equi-Select Series Trust (the "ESS Trust").


This prospectus describes the contract and provides background information regarding Account B. The prospectuses for the GCG Trust and the ESS Trust (individually "a Trust," and collectively, "the Trusts"), which must accompany this prospectus, provide information regarding investment activities and poli-cies of the Trusts.


You may allocate your premiums among the nineteen divisions currently available under the contract in any way you choose, subject to certain restrictions. You may change the allocation of your accumulation value up to five times per contract year free of charge.


You may surrender the contract for its cash surrender value at any time before the annuity commencement date provided the annuitant and owner are living. The cash surrender value will vary daily with the investment results of the contract. We do not guarantee any minimum cash surrender value. You may make partial withdrawals under the contract, subject to certain restrictions.

We will pay a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary.


This prospectus describes your principal rights and limitations and sets forth the information concerning Accounts that investors should know before invest-ing. A Statement of Additional Information dated February 3, 1997 relating to Account B has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the State-ment of Additional Information may be found on the last page of this prospec-tus. The Statement of Additional Information is incorporated herein by refer-ence.


================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND UNDERLYING SERIES SHARES WHICH FUND THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE GCG TRUST AND ESS TRUST.

ISSUED BY:                     DISTRIBUTED BY:
Golden American Life           Directed Services, Inc.
Insurance Company              Wilmington, Delaware 19801

ADMINISTERED AT:
Customer Service Center
Mailing Address: P.O. Box 8794
Wilmington, Delaware 19899-8794
1-800-366-0066


                       PROSPECTUS DATED: FEBRUARY 3, 1997

 TABLE OF CONTENTS

                                                                            PAGE
DEFINITION OF TERMS........................................................   3
FEE TABLE..................................................................   4
SUMMARY OF THE CONTRACT....................................................   7
CONDENSED FINANCIAL INFORMATION............................................  10
 Index of Investment Experience
 Financial Statements
 Performance Related Information
INTRODUCTION...............................................................  12
FACTS ABOUT THE COMPANY AND ACCOUNT B......................................  12
 Golden American
 Separate Account B
 Account B Divisions
 The GCG Trust and the ESS Trust
 Changes Within Account B
FACTS ABOUT THE CONTRACT...................................................  17
 The Owner
 The Annuitant
 The Beneficiary
 Change of Owner or Beneficiary
 Availability of the Contract
 Types of Contracts
 Your Right to Select or Change Contract Options
 Premiums
 Making Additional Premium Payments
 Crediting Premium Payments
 Restrictions on Allocation of Premium Payments
 Your Right to Reallocate
 Dollar Cost Averaging Option
 What Happens if a Division is Not Available
 Your Accumulation Value
 Accumulation Value in Each Division
 Measurement of Investment Experience
 Cash Surrender Value
 Surrendering to Receive the Cash Surrender Value
 Partial Withdrawals
 Proceeds Payable to the Beneficiary
 Reports to Owners
 When We Make Payments

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                                                            PAGE
CHARGES AND FEES...........................................................  26
 Charge Deduction Division
 Charges Deducted from the Accumulation Value
 Charges Deducted from the Divisions
 Trust Expenses
CHOOSING AN INCOME PLAN....................................................  28
 The Income Plan
 Annuity Commencement Date Selection
 Frequency Selection
 The Annuity Options
 Payment When Named Person Dies
OTHER INFORMATION..........................................................  29
 Other Contract Provisions
 Contract Changes -- Applicable Tax Law
 Your Right to Cancel or Exchange Your Contract
 Other Contract Changes
 Group or Sponsored Arrangements
 Selling the Contract
 Reinsurance
REGULATORY INFORMATION.....................................................  31
 Voting Rights
 State Regulation
 Legal Proceedings
 Legal Matters
 Experts
FEDERAL TAX CONSIDERATIONS.................................................  31
 Introduction
 Golden American Tax Status
 Taxation of Non-Qualified Annuities
 Taxation of Individual Retirement Annuities
ADDITIONAL CONSIDERATIONS..................................................  36
 Distribution-at-Death Rules
 Taxation of Death Benefit Proceeds
 Transfer of Annuity Contracts
 (S)1035 Exchanges
 Assignments
 Multiple Contracts Rule
STATEMENT OF ADDITIONAL INFORMATION........................................  38
 Table of Contents

 DEFINITION OF TERMS

ACCOUNT
Separate Account B.

ACCUMULATION VALUE
The amount that the contract provides for investment at any time. Initially, this amount is equal to the premium paid. Thereafter, the accumulation value will reflect the premiums paid, investment experience, charges deducted and partial withdrawals taken.

ANNUITANT
The person designated by the owner to receive the annuity payments and whose death initiates payment of the death benefit.

ANNUITY COMMENCEMENT DATE
The date on which annuity payments begin.

ANNUITY OPTIONS
Options the owner selects that determine the form and amount of annuity payments.

ANNUITY PAYMENT
The periodic payment an annuitant receives. It may be either a fixed or a vari-able amount based on the annuity option chosen.

ATTAINED AGE
The issue age of the annuitant plus the number of full years elapsed since the contract date.

BENEFICIARY
The person designated to receive benefits in the case of the death of the annu-itant (when there is no contingent annuitant) or owner.

BUSINESS DAY
Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any other day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

CASH SURRENDER VALUE
The amount the owner receives if the owner surrenders the contract.

CHARGE DEDUCTION DIVISION
The Liquid Asset Division, which is the division from which all charges are deducted if so designated on the application or enrollment form, or later elected by the owner.

CONTINGENT ANNUITANT
The person designated by the owner who, upon the annuitant's death prior to the annuity commencement date, becomes the annuitant.

CONTRACT
The entire contract consisting of the basic contract, the application or enrollment form and any riders or endorsements.

CONTRACT ANNIVERSARY
The anniversary of the contract date.

CONTRACT DATE
The date on which we have received the initial premium and upon which we begin determining the contract values. It may or may not be the same as the issue date. This date is used to determine contract months, processing dates, years and anniversaries.

CONTRACT PROCESSING DATES
The days when we deduct certain charges from the accumulation value. If the contract processing date is not a valuation date, it will be on the next succeeding valuation date. The contract processing dates will be once each year on the contract anniversary.

CONTRACT PROCESSING PERIOD
The period between successive contract processing dates unless it is the first contract processing period. In that case, it is the period from the contract date to the first contract processing date.

CONTRACT YEAR
The period between contract anniversaries.

CUSTOMER SERVICE CENTER
Where service is provided to our contract owners. The mailing address and tele-phone number of the Customer Service Center are shown on the cover.

DEFERRED ANNUITY
A contract which provides for the accumulation of funds that will reflect investment experience. These funds may be applied under an annuity option at the annuity commencement date.

ENDORSEMENTS
An endorsement changes or adds provisions to the contract.

EXPERIENCE FACTOR
The factor which reflects the investment experience of the portfolio in which a division invests and also reflects the charges assessed against the division for a valuation period.

--------------------------------------------------------------------------------
 DEFINITION OF TERMS (CONTINUED)
--------------------------------------------------------------------------------

FREE LOOK PERIOD
The period of time within which the contract owner may examine the contract and return it for a refund.

GENERAL ACCOUNT
The account which contains all of our assets other than those held in our sepa-rate accounts.

INDEX OF INVESTMENT EXPERIENCE
The index that measures the performance of a separate account division.

INITIAL PREMIUM
The payment amount required to put a contract into effect.

ISSUE AGE
The annuitant's age on his or her last birthday on or before the contract date.

ISSUE DATE
The date the contract is issued at our Customer Service Center.

OWNER
The person who owns the contract and is entitled to exercise all rights under the contract. This person's death also initiates payment of the death benefit.

RIDER
A rider adds benefits to the contract.

SPECIALLY DESIGNATED DIVISION
The Liquid Asset Division. Distributions from a portfolio underlying a division in which reinvestment is not available will be allocated to this division unless you specify otherwise.

VALUATION DATE
The day at the end of a valuation period when each division is valued.

VALUATION PERIOD
Each business day together with any non-business days before it.
OWNER TRANSACTION EXPENSE (deducted from accumulation value)

--------------------------------------------------------------------------------
 FEE TABLE
--------------------------------------------------------------------------------

Owner Transaction Expense (deducted from accumulation value)
-----------------------------------------------------------
DISTRIBUTION FEE (ANNUAL SALES LOAD) AS A PERCENTAGE OF THE INITIAL AND EACH
 ADDITIONAL PREMIUM, deducted at the end of each contract processing period following receipt of each premium over a six year period from the date we receive and accept each premium payment.......................  1.00%(/1/)(/2/)


                                                                                   DURING YEAR
                                                                                   -----------
SURRENDER CHARGE AS A PERCENTAGE OF THE INITIAL OR ADDITIONAL PREMIUM deducted
 upon surrender as measured from the date the premium is accepted.............     1.........             6.00%
                                                                                   2.........             5.00
                                                                                   3.........             4.00
                                                                                   4.........             3.00
                                                                                   5.........             2.00
                                                                                   6.........             1.00
                                                                                   7+........             0.00

EXCESS ALLOCATION CHARGE for each allocation change in excess of the
five free allocation changes allowed per contract year..............   $25
PARTIAL WITHDRAWAL CHARGE (2.0% of the withdrawal for each
additional conventional partial withdrawal after the first in a
contract year) not to exceed........................................   $25

ANNUAL CONTRACT FEES (deducted from the accumulation value)
----------------------------------------------------------
ADMINISTRATIVE CHARGE

If total premiums paid in the first contract year are less than $100,000.............   $40
If total premiums paid in the first contract year are $100,000 or more...............    $0

SEPARATE ACCOUNT ANNUAL EXPENSES (percentage of assets in each separate account
-------------------------------------------------------------------------------
division)
--------
MORTALITY AND EXPENSE RISK CHARGE...................................  0.90%(/2/)
ASSET BASED ADMINISTRATIVE CHARGE...................................  0.10%
Total Separate Account Annual Expenses..............................  1.00%

--------------------------------------------------------------------------------
 FEE TABLE (CONTINUED)
--------------------------------------------------------------------------------


THE GCG TRUST ANNUAL EXPENSES (based on combined assets of the indicated groups
-------------------------------------------------------------------------------
of Series):
---------


                                                                                     OTHER      TOTAL
                  SERIES                                            FEES(/3/)    EXPENSES(/4/) EXPENSES
                  ------                                          -------------- ------------- --------
    Multiple Allocation, Fully Managed, Capital
    Appreciation, Rising Dividends, All-Growth,
    Real Estate, Hard Assets, Value Equity,                            1.00%          0.01%      1.01%
    Strategic Equity, and Small Cap Series:

    Emerging Markets Series:                                           1.50%          0.03%      1.53%

    Managed Global Series:                                             1.25%          0.01%      1.26%

    Limited Maturity Bond and Liquid Asset Series:                     0.60%          0.01%      0.61%


THE ESS TRUST ANNUAL EXPENSES:

                                                                                     OTHER      TOTAL
                  SERIES                                            FEES(/3/)    EXPENSES(/4/) EXPENSES
                  ------                                          -------------- ------------- --------
    OTC, Research, and Total Return Portfolios:                       0.80 %          0.40%      1.20%

    Growth & Income and Value + Growth Portfolios:                    0.95%           0.40%      1.35%

-------------------
(1) Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.
(2) If your initial premium will be $25,000 or more, we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.
(3) Fees decline as combined assets increase (see Account B Divisions and the Trust prospectuses for details).
(4) Other expenses generally consist of independent trustees fees and expenses.
(5) The estimated expenses for the Managed Global Series are based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Golden American's Separate Account D. On September 3, 1996, the Managed Global Account was reorganized into the Managed Global Division of Account B and the Managed Global Series of the GCG Trust.

(6) Prior to October 6, 1995, EISI waived its management fee for the OTC, Research and Total Return Portfolios.
(7) Other expenses shown take into account the effect of EISI's agreement to reimburse the portfolios for all operating expenses, excluding management fees, that exceed 0.75% of its average daily net assets. This reimburse-ment agreement commenced February 1, 1997. Prior to February 1, 1997 EISI reimbursed the portfolios for all operating expenses, excluding management fees, that exceeded 0.75% of their average daily net assets. This reim-bursement is voluntary and can be terminated at any time. In the absence of such reimbursement agreement, Other Expenses would have been 1.72%, 6% and 1.56%, respectively, for the OTC, Research, and Total Return Portfo-lios for the year ended December 31, 1995. The Growth & Income and Value + Growth Portfolios commenced operations on April 1, 1996 and has no prior operating history.

Examples:

If you surrender your contract at the
end of the applicable time period,
you would pay the following expenses
for each $1,000 of initial premium
assuming a 5% annual return on
assets:

--------------------------------------------------------------------------------


DIVISION                               ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Multiple Allocation...................  $80.81    $123.55    $167.88    $287.51
Fully Managed.........................   80.81     123.55     167.88     287.51
Capital Appreciation..................   80.81     123.55     167.88     287.51
Rising Dividends......................   80.81     123.55     167.88     287.51
All-Growth............................   80.81     123.55     167.88     287.51
Real Estate...........................   80.81     123.55     167.88     287.51
Hard Assets...........................   80.81     123.55     167.88     287.51
Value Equity..........................   80.81     123.55     167.88     287.51
Strategic Equity......................   80.81     123.55     167.88     287.51
Small Cap.............................   80.81     123.55     167.88     287.51
Emerging Markets......................   85.83     138.51     192.62     336.12
OTC...................................   83.01     130.18     178.95     309.84
Research..............................   83.01     130.18     178.95     309.84
Total Return..........................   83.01     130.18     178.95     309.84
Growth & Income.......................   84.51     134.66     186.35     324.39
Value + Growth........................   84.51     134.66     186.35     324.39
Managed Global........................   83.12     130.48     179.37     310.25
Limited Maturity Bond.................   76.94     111.93     148.49     248.42
Liquid Asset..........................             111.93     148.49     248.42

--------------------------------------------------------------------------------
If you do not surrender your contract or if you annuitize, you would pay the following expenses for each $1,000 of initial premium assuming a 5% annual return on assets:
--------------------------------------------------------------------------------

DIVISION                               ONE YEAR THREE YEARS FIVE YEARS TEN YEARS

Multiple Allocation...................  $30.81    $ 93.55    $157.88    $287.51
Fully Managed.........................   30.81      93.55     157.88     287.51
Capital Appreciation..................   30.81      93.55     157.88     287.51
Rising Dividends......................   30.81      93.55     157.88     287.51
All-Growth............................   30.81      93.55     157.88     287.51
Real Estate...........................   30.81      93.55     157.88     287.51
Hard Assets...........................   30.81      93.55     157.88     287.51
Value Equity..........................   30.81      93.55     157.88     287.51
Strategic Equity......................   30.81      93.55     157.88     287.51
Small Cap.............................   30.81      93.55     157.88     287.51
Emerging Markets......................   35.83     108.51     182.62     336.12
OTC...................................   33.01     100.18     168.95     309.84
Research..............................   33.01     100.18     168.95     309.84
Total Return..........................   33.01     100.18     168.95     309.84
Growth & Income.......................   34.51     104.66     176.35     324.39
Value + Growth........................   34.51     104.66     176.35     324.39
Managed Global........................   33.12     100.48     169.37     310.25
Limited Maturity Bond.................   26.94      81.93     138.49     248.42
Liquid Asset..........................   26.94      81.93     138.49     248.42

--------------------------------------------------------------------------------

For purposes of computing the annual per contract administrative charge, the dollar amounts shown in the examples are based on an initial premium of $50,000.

The purpose of the fee table is to assist you in understanding the various costs and expenses that you may bear directly or indirectly. The fee table reflects expenses of Account B as well as the Trusts. Premium taxes may also be applicable. See Charges and Fees, Premium Taxes. For a complete description of contract costs and expenses, see the section titled Charges and Fees. For a more complete description of the costs and expenses of the Trusts, see the Trust prospectuses.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

 SUMMARY OF THE CONTRACT

This prospectus has been designed to provide you with information regarding the contract and Account B which funds the contract. Information concerning the Series underlying the divisions of Account B is set forth in the Trust prospec-tuses.

This summary is intended to provide only a very brief overview of the more significant aspects of the contract. Further detail is provided in this prospectus and in the contract. The contract, together with its attached appli-cation or enrollment form and any riders or endorsements, constitutes the entire agreement between you and us and should be retained.

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the contract offered by Golden American and funded by Account B.

You have a choice of investments. We do not promise that your accumulation value will increase. Depending on the contract's investment experience for funds invested in the Accounts, the accumulation value, cash surrender value and death benefit may increase or decrease on any day. You bear the investment risk.

DESCRIPTION OF THE CONTRACT
The contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a contract for use with, an individual retirement annuity ("IRA") meeting the requirements of section 408(b) of the Internal Revenue Code of 1986 ("qualified plan"). For a contract funding a qualified plan, distribu-tion must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. The second type of purchaser is one who purchases a contract outside of a qualified plan ("non-qualified plan").

The contract also offers a choice of annuity options to which you may apply the accumulation value on the annuity commencement date or the cash surrender value upon surrender of the contract. See Choosing an Income Plan.

AVAILABILITY
We can issue a contract if both the annuitant and the owner are not older than age 85 and accept additional premium payments until either the annuitant or owner reaches the attained age of 85 for non-qualified plans (age 70 1/2 for qualified plans, except for rollover contributions). The minimum initial premium is $10,000 for a non-qualified plan and $1,500 for a qualified plan. If your initial premium will be $25,000 or more we also offer GoldenSelect DVA Series 100 through another prospectus, which is a contract with a different charging structure. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Spon-sored Arrangements.

The minimum additional premium payment we will accept is $500 for a non-quali-fied plan and $250 for a qualified plan. We will take under consideration and may refuse to accept a premium payment if the sum of all premium payments received under the contract totals more than $1,500,000.

THE DIVISIONS

There are nineteen divisions of Account B currently available under the contract. Each of the nineteen divisions offered under this prospectus invests in a Mutual Fund portfolio with its own distinct investment objectives and policies. Each division of Account B invests in a corresponding Series of the GCG Trust, managed by Directed Services, Inc. ("DSI"), or a corresponding Series of the ESS Trust, managed by Equitable Investment Services, Inc. ("EISI," and together with DSI, the "Managers"). The Trusts and the Managers have retained several portfolio managers to manage the assets of each Series. See Facts About the Company and the Account B and Account B Divisions.


HOW THE ACCUMULATION VALUE VARIES
The accumulation value varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The accumulation value also reflects premium payments, charges deducted and partial withdrawals. See Accumulation Value in Each Division.

SURRENDERING YOUR CONTRACT
The cash surrender value varies each day depending on investment results. We do not guarantee any minimum cash surrender value. You may surrender the contract and receive its cash surrender value at any time while both the annuitant and owner are living and before the annuity commencement date. See Cash Surrender Value and Surrendering to Receive the Cash Surrender Value.

TAKING PARTIAL WITHDRAWALS
After the free look period, prior to the annuity commencement date and while the contract is in effect, you may take partial withdrawals from the accumula-tion value of the contract. You may take conventional partial withdrawals once per contract year without charge. Alternatively, you may elect in advance to take systematic partial withdrawals on a monthly or quarterly basis. If you have an IRA contract, you may elect IRA partial withdrawals on a monthly, quar-terly or annual basis.

Partial withdrawals are subject to certain restrictions as defined in this prospectus and partial withdrawals above a specified percentage of your accumu-lated value may be subject to a surrender charge. See Partial Withdrawals.

DOLLAR COST AVERAGING
Under this option, you may choose to have a specified dollar amount transferred from either the Limited Maturity Bond Division or Liquid Asset Division to the other divisions on a monthly basis with the objective of shielding your invest-ment from short-term price fluctuations. See Dollar Cost Averaging Option.

YOUR RIGHT TO CANCEL THE CONTRACT
You may cancel your contract within the free look period which is a ten day period of time beginning when you receive the contract. For purposes of admin-istering our allocation and certain other administrative rules, we deem this period to end 15 days after the contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the initial premium allocation during the free look period. See Your Right to Cancel or Exchange Your Contract.

YOUR RIGHT TO CHANGE THE CONTRACT
The contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Changes.

DEATH BENEFIT PROCEEDS
The contract provides a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or an owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

CONTRACT PROCESSING PERIODS
The first contract processing period begins with the contract date and ends at the close of business on the first contract processing date. All subsequent contract processing periods begin at the close of business on the most recent contract processing date and extend to the close of business on the next contract processing date. There is one contract processing period each year.

DEDUCTIONS FOR CHARGES AND FEES
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions we impose. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. See Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Group or Sponsored Arrangements. We may also reduce certain charges for contracts purchased in combination with certain flexible premium variable life products that we offer. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract processing period for a period of six years from the date we receive and accept each premium payment.

 We also offer through other prospectuses other DVAs which are contracts with different charging structures.

SURRENDER CHARGE
 A surrender charge is imposed as a percentage of premium if the contract is surrendered or an excess partial withdrawal is taken during the six year period from the date we receive and accept each premium payment. The percentage imposed at the time of surrender or excess partial withdrawal depends on the distribution fee collected to the time the contract is surren-dered or the excess partial withdrawal is taken. The surrender charge in the first contract year is 6.00% and reduces by 1.00% each year during the six year period from the date we receive and accept each premium payment.

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. GoldenSelect Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

 If your initial premium will be $25,000 or more we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.

MORTALITY AND EXPENSE RISK CHARGE
 We charge each division of Account B with a daily asset based charge for mortality and expense risks equivalent to an annual rate of 0.90%.

PREMIUM TAXES
 Generally, premium taxes are incurred on the annuity commencement date, and a charge for premium taxes is then deducted from the accumulation value on such date. Some jurisdictions impose a premium tax at the time the initial or additional premiums are paid, regardless of the annuity commencement date.

ADMINISTRATIVE CHARGE
 The amount deducted is $40 per contract year if total premiums paid in the first contract year are less than $100,000. If the total premiums paid in the first contract year equals $100,000 or more, the charge is zero.

EXCESS ALLOCATION CHARGE
 The first five allocation changes in any contract year may be made without charge. Each subsequent allocation change is subject to a $25 excess alloca-tion charge.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. See Partial With-drawals, Conventional Partial Withdrawal Option.

ASSET BASED ADMINISTRATIVE CHARGE
 We charge each division of Account B with a daily asset based charge to cover a portion of contract administration equivalent to an annual rate of 0.10% .

TRUST EXPENSES
 There are fees and expenses deducted from each Series. The investment perfor-mance of the Series and deductions for fees and expenses from the Trusts will affect your accumulation value. Please read the Trust prospectuses for details.

TAX PENALTIES
The ultimate effect of Federal income taxes on the amounts held under an annuity contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends on Golden American's tax status and upon the tax status of the individuals concerned. In general, an owner is not taxed on increases in value under an annuity contract until some form of distribution is made under it. There may be tax penalties if you make a with-drawal or surrender the contract before reaching age 59 1/2. See Federal Tax Considerations.

 CONDENSED FINANCIAL INFORMATION

INDEX OF INVESTMENT EXPERIENCE
The upper table gives the index of investment experience for each division of Account B on their respective commencement of operations and on December 31, 1989, 1990, 1991, 1992, 1993, 1994 and 1995, as applicable. The index of investment experience is equal to the value of a unit for each division of the Account B. The total value of each division as of the end of each period indi-cated is shown in the lower table.

                                             INDEX OF INVESTMENT EXPERIENCE
                         ---------------------------------------------------------------------------------------------------
                         1/24/89      12/31/89     12/31/90     12/31/91     12/31/92     12/31/93     12/31/94     12/31/95
                         -------      --------     --------     --------     --------     --------     --------     --------
Multiple Allocation..... $10.00        $10.82       $11.19       $13.30       $13.41       $14.75       $14.43       $17.00
Fully Managed...........  10.00         10.38         9.87        12.59        13.24        14.11        12.95        15.48
Capital Appreciation....     --(/1/)       --(/1/)      --(/1/)      --(/1/)   11.01        11.81        11.50        14.83
Rising Dividends........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   10.29        10.25        13.30
All-Growth..............  10.00         10.71         9.74        13.16        12.69        13.39        11.83        14.34
Real Estate.............  10.00          9.90         7.68        10.19        11.48        13.33        14.04        16.20
Hard Assets.............  10.00         11.86        10.05        10.42         9.30        13.81        14.02        15.36
Value Equity............     --(/4/)       --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)   13.39
Strategic Equity........     --(/5/)       --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)   10.01
Small Cap...............     --(/6/)       --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)
Emerging Markets........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   12.41        10.42         9.27
OTC.....................     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Research................     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Total Return............     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Growth & Income.........     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Value + Growth..........     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Managed Global..........     --(/2/)       --(/2/)      --(/2/)      --(/2/)   10.01        10.52         9.09         9.66
Limited Maturity Bond...  10.00         10.88        11.61        12.78        13.27        13.95        13.65        15.10
Liquid Asset............  10.00         10.68        11.38        11.90        12.15        12.35        12.68        13.24



                                                TOTAL ACCUMULATION VALUE
                         ----------------------------------------------------------------------
                          12/31/89         12/31/90         12/31/91          12/31/92
                         -----------      -----------      -----------      ------------
Multiple Allocation..... $15,556,366      $23,963,356      $57,739,245      $115,124,744
Fully Managed...........   5,333,885        5,414,160        9,834,436        37,352,585
Capital Appreciation....          --(/1/)          --(/1/)          --(/1/)   18,366,222
Rising Dividends........          --(/3/)          --(/3/)          --(/3/)           --(/3/)
All-Growth..............   3,077,542        4,528,380       11,159,814        23,418,811
Real Estate.............     650,003          309,556          696,180         3,600,461
Hard Assets.............   2,320,696        2,460,399        2,646,183         2,882,417
Value Equity............          --(/4/)          --(/4/)          --(/4/)           --(/4/)
Strategic Equity........          --(/5/)          --(/5/)          --(/5/)           --(/5/)
Small Cap...............          --(/6/)          --(/6/)          --(/6/)           --(/6/)
Emerging Markets........          --(/3/)          --(/3/)          --(/3/)           --(/3/)
OTC.....................          --(/7/)          --(/7/)          --(/7/)           --(/7/)
Research................          --(/8/)          --(/8/)          --(/8/)           --(/8/)
Total Return............          --(/8/)          --(/8/)          --(/8/)           --(/8/)
Growth & Income.........          --(/7/)          --(/7/)          --(/7/)           --(/7/)
Value + Growth..........          --(/8/)          --(/8/)          --(/8/)           --(/8/)
Managed Global..........          --(/2/)          --(/2/)          --(/2/)   38,699,402
Limited Maturity Bond...   2,595,966        8,009,970       15,935,184        39,861,202
Liquid Asset............   2,190,649        8,419,953        9,224,303        12,769,536



                                         TOTAL ACCUMULATION VALUE
                          -------------------------------------------------------
                             12/31/93          12/31/94          12/31/95
                           ------------      ------------      ------------
Multiple Allocation.....   $273,158,122      $297,507,994      $305,499,995
Fully Managed...........    108,290,963        98,836,207       117,325,242
Capital Appreciation....     86,798,642        88,344,684       121,047,204
Rising Dividends........     14,387,382        50,384,765        80,341,660
All-Growth..............     56,055,565        70,623,784        91,960,166
Real Estate.............     28,772,896        36,936,728        34,814,825
Hard Assets.............     21,436,544        32,746,767        26,991,780
Value Equity............             --(/4/)           --(/4/)   28,447,742
Strategic Equity........             --(/5/)           --(/5/)    8,030,333
Small Cap...............             --(/6/)           --(/6/)           --(/6/)
Emerging Markets........     30,488,589        59,747,048        36,887,958
OTC.....................             --(/7/)           --(/7/)           --(/7/)
Research................             --(/8/)           --(/8/)           --(/8/)
Total Return............             --(/8/)           --(/8/)           --(/8/)
Growth & Income.........             --(/7/)           --(/7/)           --(/7/)
Value + Growth..........             --(/8/)           --(/8/)           --(/8/)
Managed Global..........     88,477,493        86,208,555        72,375,222
Limited Maturity Bond...     71,622,231        71,573,009        67,838,218
Liquid Asset............     16,497,588        45,364,989        36,490,508

------------
(1) The Capital Appreciation Division became available for investment on May 4, 1992, starting with an index of investment experience of $10.00.
(2) The index of investment experience for the Managed Global Division is based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Golden American's Separate Account D. The Managed Global Account became available for investment on October 21, 1992, starting with an index of investment experience of $10.00.
(3) The Rising Dividends and Emerging Markets Divisions became available for investment on October 4, 1993, starting with an index of investment experience of $10.00.
(4) The Value Equity Division became available for investment on January 1, 1995, starting with an index of investment experience of $10.00.
(5) The Strategic Equity Division became available for investment in October 2, 1995, starting with an index of investment experience of $10.00.
(6) The Small Cap Division became available for investment on January 2, 1996, starting with an index of investment experience of $10.00.
(7) The OTC Division and the Growth & Income Divisions became available for investment on September 3, 1996, starting with an index of investment experience of $14.79 and $10.97, respectively.

(8) The Research, Total Return and Value + Growth Divisions became available for investment on January 20, 1997, starting with indices of investment experience of $16.64, $13.93, and $12.05, respectively.


 In order to provide for continuity in results, the above table is based on charges for the contract described in this prospectus. Contracts issued prior to May 1, 1991, were based on lower asset charges and, thus, would have higher values for the indices of investment experience.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account B (as well as the audi-tors' report thereon), the unaudited financial statements of Separate Account B for the period ended September 30, 1996, and the audited financial statements of the Managed Global Account of Separate Account D, the predecessor of the Managed Global Series for accounting purposes, for the years ended December 31, 1995 and 1994 (as well as the auditors' report thereon) appear in the Statement of Additional Information. The audited financial statements of Golden American prepared in accordance with generally accepted accounting principles for the years ended December 31, 1995, 1994 and 1993 (as well as the auditors' report thereon) are contained in the Statement of Additional Information. In addition, the unaudited September 30, 1996 financial statements of Golden American prepared in accordance with generally accepted accounting principles are contained in the Statement of Additional Information.


PERFORMANCE RELATED INFORMATION
Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divi-sions, and the total return of all divisions may appear in reports and promo-tional literature to current or prospective owners.

Current yield for the Liquid Asset Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Liquid Asset Division is calcu-lated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

For the remaining divisions, quotations of yield will be based on all invest-ment income per unit (accumulation value divided by the index of investment experience -- see Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a contract over a period of one, five, and ten years (or, if less, up to the life of the divi- sion), and will reflect the deduction of the applicable distribution fee and/or surrender charge, the administrative charge and the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges, such as the distribution fee and surrender charge. Quotations of yield and average annual total return for the Managed Global Division take into account the period prior to September 3, 1996, during which it was maintained as a division of Account D.

Performance information for a division may be compared, in reports and promo-tional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of secu-rities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used inde-pendent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-tions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical contract under which the accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objec-tives and policies, characteristics and quality of the portfolio of the Series of the respective Trust in which the division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the divisions, see the Statement of Addi-tional Information.

 INTRODUCTION

 FACTS ABOUT THE COMPANY AND ACCOUNT B


Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The following information describes the contract and Account B. Account B invests in mutual fund portfolios of The GCG Trust and The Equi-Select Series Trust.

GOLDEN AMERICAN

Golden American Life Insurance Company ("Golden American" or the "Company") is a stock life insurance company organized under the laws of the State of Dela-ware and is an indirect wholly owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"). Prior to December 30, 1993, Golden American was a Minne-sota corporation. Prior to August 13, 1996, Golden American was a wholly owned indirect subsidiary of Bankers Trust Company. We are authorized to do business in all jurisdictions except New York. We offer variable annuities and variable life insurance. Administrative services for the contract are provided at our Customer Service Center, the address is shown on the cover. As of December 31, 1995, Golden American had stockholder's equity of approximately $98.1 million and total assets of approximately $1.2 billion, including approximately $1.05 billion of separate account assets.


Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable Investment Services, Inc. ("EISI"), Equitable of Iowa Securities Network, Inc., EIC Variable, Inc., Directed Services, Inc. ("DSI"), and Golden American. As of September 30, 1996, Equitable of Iowa had over $11.9 billion in assets.


SEPARATE ACCOUNT B

All obligations under the contract are general obligations of Golden American. Account B is a separate investment account used to support our variable annuity contracts and for other purposes as permitted by applicable laws and regula-tions. The assets of Account B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity contracts investing in Account B which are not discussed in this prospectus. Account B may also invest in other series which are not available to the contract described in this prospectus.

We own all the assets in Account B. Income and realized and unrealized gains or losses from assets in Account B are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

They may, however, be subject to liabilities arising from divisions of Account B whose assets are attributable to other variable annuity contracts supported by Account B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Account B was established on July 14, 1988 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suit-able for the contract's purposes. Account B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company. It is governed by the laws of Delaware, our state of domicile, and may also be governed by the laws of other states in which we do business. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account B.

ACCOUNT B DIVISIONS

Account B is divided into divisions. The Managed Global Series was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. Currently, each division of Account B offered under this prospectus invests in a portfolio of the GCG Trust or the ESS Trust. DSI serves as the Manager to each Series of the GCG Trust, and EISI serves as the Manager to each Series of the

ESS Trust. See the Trusts' prospectuses for details. The Trusts, DSI and EISI have retained several portfolio managers to manage the assets of each Series as indicated below. There may be restrictions on the amount of the allocation to certain divisions based on state laws and regulations. The investment objectives of the various Series in the Trusts are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market condi-tions. Account B may also have other divisions investing in other series which are not available to the contract described in this prospectus.

DSI and EISI provide the overall business management and administrative serv-ices necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Trust prospectuses for details.

DSI is responsible for providing or procuring, at DSI's expense, the services reasonably necessary for the ordinary operation of the Series of the GCG Trust. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for assets), taxes (if any) paid by a Series of the GCG Trust, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. See the GCG Trust prospectus for details.

Each Trust pays its respective Manager for its services a monthly fee based on the following percentages of the average daily net assets of the Series shown in the tables below. DSI and EISI (and not the Trusts) pay each portfolio manager a monthly fee for managing the assets of the Series.

THE GCG TRUST

-------------------------------------------------------------------------------



Series                                                           FEES (based on combined assets of the indicated groups of Series)
------------------------------------------------------------     ----------------------------------------------------------------
Multiple Allocation, Fully Managed,                              1.00% of first $750 million;
Capital Appreciation, Rising Dividends,                          0.95% of next $1.250 billion;
All-Growth, Real Estate, Hard Assets, Value                      0.90% of next $1.5 billion; and
Equity, Strategic Equity, and Small Cap Series:                  0.85% of amount in excess of $3.5 billion

Emerging Markets Series:                                         1.50% of average daily net assets

Managed Global:                                                  1.25% of first $500 million;
                                                                 1.05% of amount in excess of $500 million

Limited Maturity Bond and                                        0.60% of first $200 million;
Liquid Asset Series:                                             0.55% of next $300 million; and
                                                                 0.50% of amount in excess of $500 million
----------------------------------------------------------------------------------------------------------------------------------


THE ESS TRUST
--------------------------------------------------------------------------------



Series                                                           FEES (based on combined assets of the indicated groups of Series)
------------------------------------------------------------     ----------------------------------------------------------------
OTC, Research and Total Return Portfolios:                       0.80% of first $300 million;
                                                                 0.55% of amount in excess of $300 million

Growth & Income and Value + Growth Portfolios:                   0.95% of first $200 million;
                                                                 0.75% of amount in excess of $200 million
----------------------------------------------------------------------------------------------------------------------------------

The following divisions invest in shares of the designated Series of the GCG Trust.

MULTIPLE ALLOCATION DIVISION

MULTIPLE ALLOCATION SERIES
OBJECTIVE
 The highest total return, consisting of capital appreciation and current income, consistent with the preservation of capital and elimination of unnec-essary risk.
INVESTMENTS
 Investment in equity and debt securities and the use of certain sophisticated investment strategies and techniques.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

FULLY MANAGED DIVISION

FULLY MANAGED SERIES
OBJECTIVE
 High total investment return over the long term, consistent with the preser-vation of capital and prudent investment risk.
INVESTMENTS
 Invests primarily in common stocks. The Series also may invest in fixed income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Series' strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term investments than others.
PORTFOLIO MANAGER
 T. Rowe Price Associates, Inc.

CAPITAL APPRECIATION DIVISION

CAPITAL APPRECIATION SERIES
OBJECTIVE
 Long-term capital growth.
INVESTMENTS
 Invests in common stocks and preferred stock that will be allocated among various categories of stocks referred to as "components" which consist of the following: (i) The Growth Component -- Securities that the portfolio manager believes have the following characteristics: stability and quality of earn-ings and positive earnings momentum; dominant competitive positions; and demonstrate above-average growth rates as compared to published S&P 500 earn-ings projections; and (ii) The Value Component -- Securities that the port-folio manager regards as fundamentally undervalued, i.e., securities selling at a discount to asset value and securities with a relatively low price- /earnings ratio. The securities eligible for this component may include real estate stocks, such as securities of publicly-owned companies that, in the portfolio manager's judgement, offer an optimum combination of current divi-dend yield, expected dividend growth, and discount to current real estate value.
PORTFOLIO MANAGER

 Chancellor LGT Asset Management, Inc.


RISING DIVIDENDS DIVISION

RISING DIVIDENDS SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet.
PORTFOLIO MANAGER
 Kayne, Anderson Investment Management, L.P.

ALL-GROWTH DIVISION

ALL-GROWTH SERIES
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment in securities selected for their longterm growth prospects. PORTFOLIO MANAGER

 Pilgrim Baxter & Associates, Ltd.


REAL ESTATE DIVISION

REAL ESTATE SERIES
OBJECTIVE
 Capital appreciation, with current income as a secondary objective.
INVESTMENTS
 Investment in publicly traded equity securities of companies in the real estate industry listed on national exchanges or on the National Association of Securities Dealers Automated Quotation System.
PORTFOLIO MANAGER
 E.I.I. Realty Securities, Inc.


HARD ASSETS DIVISION
(FORMERLY NATURAL RESOURCES)

HARD ASSETS SERIES
OBJECTIVE
 Long-term capital appreciation.

INVESTMENTS
 Investment in equity and debt securities of companies engaged in the explora-tion, development, production, and distribution of natural resources.

PORTFOLIO MANAGER
 Van Eck Associates Corporation

VALUE EQUITY DIVISION

VALUE EQUITY SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment primarily in equity securities of U.S. and foreign issuers which, when purchased, meet quantitative standards believed by the Portfolio Manager to indicate above average financial soundness and high intrinsic value rela-tive to price.
PORTFOLIO MANAGER
 Eagle Asset Management, Inc.

EMERGING MARKETS DIVISION

EMERGING MARKETS SERIES
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in equity securities of companies that are considered to be in emerging market countries in the Pacific Basin and Latin America. Income is not an objective, and any production of current income is consid-ered incidental to the objective of growth of capital.
PORTFOLIO MANAGER
 Bankers Trust Company

MANAGED GLOBAL DIVISION

MANAGED GLOBAL SERIES
OBJECTIVE
 High total investment return, consistent with a prudent regard for capital preservation.
INVESTMENTS
 Investment in a wide range of equity and debt securities and money market instruments of both domestic and foreign issuers.
PORTFOLIO MANAGER
 Warburg, Pincus Counsellors, Inc.

LIMITED MATURITY BOND DIVISION

LIMITED MATURITY BOND SERIES
OBJECTIVE
 Highest current income consistent with low risk to principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.
INVESTMENTS
 Investment primarily in a diversified portfolio of limited maturity debt securities. No individual security will at the time of purchase have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

LIQUID ASSET DIVISION

LIQUID ASSET SERIES
OBJECTIVE
 High level of current income consistent with the preservation of capital and liquidity.
INVESTMENTS
 Obligations of the U.S. Government and its agencies and instrumentalities; bank obligations; commercial paper and short-term corporate debt securities.
TERM
 All issues maturing in less than one year.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

STRATEGIC EQUITY DIVISION

STRATEGIC EQUITY SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equities shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposure to equities when risk/reward characteristics are believed to be less attractive.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

SMALL CAP DIVISION

SMALL CAP SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities of companies that, at the time of purchase, have a total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index.

PORTFOLIO MANAGER
 Fred Alger Management, Inc.

The following Divisions invest in designated Series of the ESS Trust.

OTC DIVISION

OTC PORTFOLIO
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in securities of companies that are traded principally on the over-the-counter (OTC) market.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company


RESEARCH DIVISION

RESEARCH PORTFOLIO
OBJECTIVE
 Long term growth of capital and future income.
INVESTMENTS
 Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company

TOTAL RETURN DIVISION

TOTAL RETURN PORTFOLIO
OBJECTIVE
 Above-average income consistent with prudent employment of capital.
INVESTMENTS
 Investment primarily in equity securities.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company


GROWTH & INCOME DIVISION

GROWTH & INCOME PORTFOLIO
OBJECTIVE
 Long-term total return.
INVESTMENTS
 Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.


VALUE + GROWTH DIVISION

VALUE + GROWTH PORTFOLIO
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment primarily in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2 billion.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.


THE GCG TRUST AND THE ESS TRUST

The GCG Trust is an open-end management investment company, more commonly called a mutual fund. The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies offered by Golden American. This is called "mixed funding."

The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. This is called "shared funding." Although we do not anticipate any inherent difficul-ties arising from either mixed or shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interest of owners of various contracts participating in the GCG Trust might at sometime be in conflict. After the GCG Trust receives the requisite order from the SEC, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The Board of Trustees of the GCG Trust, the GCG Trust's Manager, and we and any other insurance companies participating in the GCG Trust are required to monitor events to identify any material conflicts that arise from the use of the GCG Trust for mixed and/or shared funding or between various policyowners and pension and retirement plans. For more infor-mation about the risks of mixed and shared funding, please refer to the GCG Trust prospectus.

The ESS Trust is also an open-end management investment company. Currently, the ESS Trust's shares are not available to separate accounts of other insur-ance companies except affiliated insurance companies such as Golden American. It is anticipated that in the future the ESS Trust will become available to separate accounts of unaffiliated companies as well as to separate accounts funding variable life insurance policies offered by Golden American.

You will find complete information about both the GCG Trust and the ESS Trust, including the risks associated with each Series, in the accompanying Trust prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Trust prospectuses may be obtained by contacting our Customer Service Center.

CHANGES WITHIN ACCOUNT B

We may from time to time make additional divisions available. These divisions will invest in investment portfolios we find suitable for the contract. We also have the right to eliminate investment divisions from Account B, to combine two or more divisions, or to substitute a new portfolio for the port-folio in which a division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the contract. This may happen due to a change in laws or regulations, or a change in a portfo-lio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account B, which we determine to be associated with the class of contracts to which your contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

When permitted by law, we reserve the right to:

(1) deregister an Account B under the 1940 Act;

(2) operate an Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

(3) operate an Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

(4) restrict or eliminate any voting rights as to Account B; and

(5) combine Account B with other accounts.

 FACTS ABOUT THE CONTRACT


THE OWNER

You are the owner. You are also the annuitant unless another annuitant is named in the application or enrollment form. You have the rights and options described in the contract. One or more persons may own the contract.

Death of an owner activates the death benefit provision. In the case of a sole owner who dies prior to the annuity commencement date, we will pay the benefi-ciary the death benefit then due. The sole owner's estate will be the benefi-ciary if no beneficiary designation is in effect, or if the designated benefi-ciary has predeceased the owner. In the case of a joint owner of the contract dying prior to the annuity commencement date, we will designate the surviving owner(s) as the beneficiary(ies). This supersedes any previous beneficiary designation. In the case where the owner is a trust, the beneficial owner of the trust will be treated as the owner of the contract solely for the purpose of activating the death benefit provision. See Contracts Owned by Non-Natural Persons.

THE ANNUITANT

The annuitant will receive the annuity benefits of the contract if living on the annuity commencement date. If the annuitant dies before the annuity commencement date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. Once named, neither the annuitant nor the contingent annuitant, if any, may be changed at any time.

If there is no contingent annuitant when the annuitant dies prior to the annuity commencement date, we will pay the beneficiary the death benefit then due. The beneficiary will be as provided in the beneficiary designation then in effect. If no beneficiary designation is in effect, or if there is no designated beneficiary living, the owner will be the beneficiary. If the annu-itant was the sole owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

THE BENEFICIARY

The beneficiary is the person to whom we pay death benefit proceeds if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. We pay death benefit proceeds to the primary bene-ficiary. See Proceeds Payable to the Beneficiary.

If the beneficiary dies before the annuitant or owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the owner (if other than the annuitant). If the owner was the annuitant, we pay any death benefit proceeds to the annuitant's estate.

One or more persons who must be individuals may be named as beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries. You may specify other than equal shares.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary must act together to exercise the rights and options under the contract.

CHANGE OF OWNER OR BENEFICIARY

During the annuitant's lifetime and while the contract is in effect, you may transfer ownership of the contract (if purchased in connection with a non-qual-ified plan) subject to our published rules at the time of the change. You may also change the beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Additional Considerations, Transfer of Annuity Contracts, and Assignments.

AVAILABILITY OF THE CONTRACT

We can issue a contract if both the annuitant and the owner are not older than age 85.

TYPES OF CONTRACTS

QUALIFIED CONTRACTS
 The contract may be issued as an Individual Retirement Annuity or in connec-tion with an individual retirement account. In the latter case, the contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and individual retirement accounts, the minimum initial premium is $1,500.

 IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2.

NON-QUALIFIED CONTRACTS
 The contract may fund any non-qualified plan. Non-qualified contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

YOUR RIGHT TO SELECT OR CHANGE CONTRACT OPTIONS

Before the annuity commencement date, you may change the annuity commencement date, frequency of annuity payments or the annuity option by sending a written request to the Customer Service Center. The annuitant named on the application or enrollment form may not be changed at any time.

PREMIUMS

You purchase the contract with an initial premium. After the end of the free look period, you may make additional premium payments. See Making Additional Premium Payments. The minimum initial premium is $10,000 for a non-qualified contract and $1,500 for a qualified contract. If your initial premium will be $25,000 or more, we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.

We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000. We may change the minimum initial or addi-tional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

QUALIFIED PLANS
 For IRA contracts, the annual premium on behalf of any individual contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.

WHERE TO MAKE PAYMENTS
 Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

MAKING ADDITIONAL PREMIUM PAYMENTS

You may make additional premium payments after the end of the free look period. We can accept additional premium payments until either the annuitant or owner reaches the attained age of 85 under non-qualified plans. For quali-fied plans, no contributions may be made to an IRA contract for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan.

CREDITING PREMIUM PAYMENTS

The initial premium will be accepted or rejected within two business days of receipt by us of a completed application or enrollment form. We may retain the initial premium for up to five days while attempting to complete an incomplete application or enrollment form. If the application or enrollment form cannot be made complete within five valuation days, the applicant or enrollee will be informed of the reasons for the delay and the initial premium will be returned immediately unless the applicant or enrollee specifically consents to our retaining the initial premium until the application or enrollment form is made complete. Thereafter, all premiums will be accepted on the day received.

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial and additional premium payments by wire order from the broker-dealer to the Customer Service Center. Such transmittals must be accom-panied by a simultaneous telephone facsimile transmission containing the essential information we require to open an account and allocate the premium payment.

Premium payments accepted via wire order and accompanying facsimile transmis-sions will be invested at the value next determined following receipt. Wire orders not accompanied by facsimile transmissions, or accompanied by facsimile transmissions which do not contain the essential information we require to open an account and allocate the premium payment, may be retained for a period not exceeding five business days while an attempt is made to obtain the required facsimile transmission. If the required facsimile transmission cannot be obtained within five business days, the Customer Service Center will inform the broker-dealer, on behalf of the applicant/enrollee, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant/enrollee, unless the applicant/enrollee specifically consents to allow us to retain the premium payment until the required facsimile transmission is received by the Customer Service Center.

We will issue the contract; however, until we have received and accepted at the Customer Service Center a properly completed application or enrollment form, we reserve the right to rescind the contract. If an application or enrollment form is not received within ten days of receipt of the initial premium via wire order, or if an incomplete application or enrollment form is received and cannot be completed within ten days of receipt of the initial premium, the amount of the initial premium, with any gain, will be returned to the broker-dealer for return to the applicant/enrollee. In no event will less than the full amount of the initial premium be returned to the applicant/enrollee.

On the date we receive and accept your initial or additional premium payment:

(1) We allocate the initial premium among the divisions according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the accumulation value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the accumulation value will be allocated among the divisions in proportion to the amount of accumulation value in each division as of the date we receive and accept the additional premium payment.

(2) For an initial premium, we calculate the distribution fee and any charge for premium taxes, if applicable. When an additional premium payment is made we increase any distribution fee and any charge for premium taxes, if applicable. These charges will be collected by us from the contract's accumulation value. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes).

(3) For an initial premium, we calculate the guaranteed death benefit. When an additional premium payment is made we increase the guaranteed death bene-fit.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION
 In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Customer Service Center for purchase of the contract. Contact the Customer Service Center to find out about state availability.

 Upon receipt of the electronic data and wire transmittal, we will open an account and allocate the premium payment according to the client's instruc-tions. Based on the information provided, we will generate an application or enrollment form and contract to be forwarded to the applicant/enrollee for signature.

 During the period from receipt of the initial premium until the signed appli-cation or enrollment form is received, the owner may not execute any finan-cial transactions with respect to the contract unless such transactions are requested in writing and signature guaranteed.

RESTRICTIONS ON ALLOCATION OF PREMIUM PAYMENTS

We may require that the initial premium be allocated to the Specially Desig-nated Division during the free look period for initial premiums received from some states. After the free look period, if your initial premium was allocated to the Specially Designated Division, we will transfer the accumulation value to the divisions you previously selected based on the index of investment expe-rience next computed for each division. See Measurement of Investment Experi-ence, Index of Investment Experience and Unit Value.

YOUR RIGHT TO REALLOCATE

You may reallocate your accumulation value among the divisions of Account B at the end of the free look period. You are allowed five allocation changes per contract year without charge. There will be a charge of $25 deducted from the accumulation value for each additional allocation change. When a reallocation is made, we redeem shares of the Series underlying the divisions you are trans-ferring from at their net asset value. Reinvestment is then made in shares of the Series of the divisions you are transferring to at their net asset value. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center.

RESTRICTIONS ON REALLOCATIONS
 Some restrictions may apply based on the free look provisions of the state where the contract is issued. See Your Right to Cancel or Exchange Your Contract.

DOLLAR COST AVERAGING OPTION

If you have at least $10,000 of accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division, you may choose to have a specified dollar amount transferred from this division to other divisions in Account B on a monthly basis. The main objective of dollar cost averaging is to attempt to shield your investment from short- term price fluctuations. Since the same dollar amount is transferred to other divisions each month, more units are purchased in a division if the value per unit is low and less units are purchased if the value per unit is high.

Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluc-tuations but does not assure a profit or protect against a loss in declining markets. See Measurement of Investment Experience, Index of Investment Experi-ence and Unit Value.

This dollar cost averaging option may be elected at the time the application or enrollment form is completed or at a later date. The minimum amount that may be transferred each month is $250. The maximum amount which may be transferred is equal to the accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division when elected, divided by 12.

The transfer date will be the same calendar day each month as the contract date. The dollar amount will be allocated to the divisions in which you are invested in proportion to your accumulation value in each division unless you specify otherwise. If, on any transfer date, the accumulation value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each contract year, or cancel this option by sending us satisfactory notice to the Customer Service Center at least seven days before the next transfer date. Any allocation under this option will not be included in deter-mining if the excess allocation charge will apply.

WHAT HAPPENS IF A DIVISION IS NOT AVAILABLE

When a distribution is made from an investment portfolio supporting a division of Account B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Division.

Such a distribution can occur when (a) an investment portfolio matures, or (b) a distribution from a portfolio or division cannot be reinvested in the port-folio or division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation to other than the Specially Desig-nated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has occurred. If within 30 days you allocate the accumulation value from the Specially Desig-nated Division to other divisions of your choice, such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of the amounts in each of the divisions in which you are invested, and is the amount available for investment at any time. You select the divisions to which to allocate the accumulation value. We adjust your accumulation value on each Valuation Date to reflect the divisions' investment performance and on each contract processing date to reflect the removal of any charges. The accumulation value is applied to your choice of an annuity option on the annuity commencement date. See Choosing an Income Plan.

You may choose up to sixteen divisions and allocate your accumulation value among them in any way you choose.

ACCUMULATION VALUE IN EACH DIVISION

ON THE CONTRACT DATE
 On the contract date, the accumulation value is allocated to each division as specified on the application or enrollment form, unless the contract is issued in a state that requires the return of premium payments during the free look period, in which case, your initial premium will be allocated to the Specially Designated Division during the free look period. See Your Right to Cancel or Exchange Your Contract.

ON EACH VALUATION DATE
 At the end of each subsequent valuation period, the amount of accumulation value in each division will be calculated as follows:

 (1) We take the accumulation value in the division at the end of the preceding valuation period.

 (2) We multiply (1) by the division's net rate of return for the current valuation period.

 (3)We add (1) and (2).

 (4) We add to (3) any additional premium payments allocated to the division during the current valuation period.

 (5) We add or subtract allocations to or from that division during the current valuation period.

 (6) We subtract from (5) any partial withdrawals and any associated charges allocated to that division during the current valuation period.

 (7) We subtract from (6) the amounts allocated to that division for:

   (a) any contract fees; and

   (b) any distribution fee and any charge for premium taxes. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

 All amounts in (7) are allocated to each division in the proportion that (6) bears to the accumulation value, unless the Charge Deduction Division has been specified.

MEASUREMENT OF INVESTMENT EXPERIENCE

INDEX OF INVESTMENT EXPERIENCE AND UNIT VALUE

 The investment experience of a division is determined on each valuation date. We use an index to measure changes in each division's experience during a valuation period. We set the index at $10 when the first investments in a division are made, except for the OTC, Research, Total Return, Growth and Income, and Value + Growth Divisions which started with indices of $14.64, $16.64, $13.93, $10.94 and $12.05, respectively. The index for a current valuation period equals the index for the preceding valuation period multi-plied by the experience factor for the current valuation period.


 We may express the value of amounts allocated to the divisions in terms of units. We determine the number of units for a given amount on a valuation date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

HOW WE DETERMINE THE
EXPERIENCE FACTOR
 For divisions of Account B the experience factor reflects the investment experience of the Series in which a division invests as well as the charges assessed against the division for a valuation period. The factor is calcu-lated as follows:

 (1) We take the net asset value of the portfolio in which the division invests at the end of the current valuation period.

 (2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current valuation period. We subtract from that amount a charge for our taxes, if any.

 (3) We divide (2) by the net asset value of the portfolio at the end of the preceding valuation period.

 (4) We subtract the daily mortality and expense risk charge from each divi-sion for each day in the valuation period.

 (5) We subtract the daily asset based administrative charge from each divi-sion for each day in the valuation period.

 Calculations for divisions investing in a Series are made on a per share basis.

NET RATE OF RETURN FOR A DIVISION
OF ACCOUNT B
 The net rate of return for a division during a valuation period is the expe-rience factor for that valuation period minus one.

CASH SURRENDER VALUE

Your contract's cash surrender value fluctuates daily with the investment results of the divisions you have selected. We do not guarantee any minimum. On any date before the annuity commencement date while the contract is in effect, the cash surrender value is calculated as follows:

(1) We take the contract's accumulation value;

(2) We deduct any surrender charge and any unrecovered charge for premium taxes. (See Charges and Fees, Premium Taxes):

(3) We deduct any charges incurred but not yet deducted. (See Charges and Fees, Administrative Charge, Excess Allocation Charge, Partial Withdrawal Charge).

SURRENDERING TO RECEIVE THE
CASH SURRENDER VALUE

The contract may be surrendered by the owner at any time while the annuitant is living and before the annuity commencement date.

A surrender will be effective on the date your written request and the contract are received by us at our Customer Service Center and the cash surrender value is determined accordingly as of that date. All benefits under the contract will then be terminated as of that date. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. See The Annuity Options. We will usually pay the cash surrender value within seven days but we may delay payment as described in the When We Make Payments provision.

PARTIAL WITHDRAWALS

Prior to the annuity commencement date, while the annuitant is living and the contract is in effect, you may take partial withdrawals from the accumulation value by sending satisfactory notice to the Customer Service Center. Unless you specify otherwise, the amount of the withdrawal will be taken in propor-tion to the amount of accumulation value in each division in which you are invested.

There are three options available for selecting partial withdrawals, the Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. Partial withdrawals may not be repaid, and in no event may a withdrawal amount be greater than 90% of the cash surrender value.

CONVENTIONAL PARTIAL WITHDRAWAL OPTION
 After the free look period, you may take a conventional partial withdrawal once each contract year without charge. If you take more than one conven-tional partial withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn. The minimum amount you may withdraw under this option is $1,000 and the maximum amount that may be with-drawn without incurring a surrender charge (assuming no systematic or IRA partial withdrawals are in place during that contract year) is 15% of the accumulation value. See Surrender Charges for Excess Partial Withdrawals, below.

SYSTEMATIC PARTIAL WITHDRAWAL OPTION
 This option may be elected at the time the application or enrollment form is completed, or at a later date. This option may be elected to commence in a contract year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA partial withdrawal option is in effect.

 You may choose to receive systematic partial withdrawals on a monthly or quarterly basis from the accumulation value in the divisions of Account B. The commencement of payments under this option may not be elected to start sooner than 28 days after the contract issue date. You select the date of the quarter or month when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the contract date. You may select a dollar amount or a percentage of the accumulation value as the amount of your with-drawal subject to the following maximums, but in no event can a payment be less than $100:

   FREQUENCY                                                MAXIMUM PERCENTAGE
   ---------                                                ------------------
    Monthly                                                        1.25%
   Quarterly                                                       3.75%

 If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of the accumulation value on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $500 monthly withdrawal was elected and on the withdrawal date 1.25% of the accumulation value equaled $300, the with-drawal amount would be reduced to $300. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 1.0% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 1.25% of the accumulation value, we would send $100. If 1.0% equaled $75, since $100 is more than 1.25% of the accumulation value we would send $75 and then cancel the option. In such a case, in order to receive systematic partial withdrawals in the future, you would be required to submit a new notice to our Customer Service Center.

 You may change the amount or percentage of your withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to us at our Customer Service Center at least seven days prior to the next sched-uled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a conventional partial withdrawal.

 There may be a surrender charge associated with a partial withdrawal in any contract year in which you receive systematic partial withdrawals and also take a conventional partial withdrawal. See Surrender Charges for Excess Partial Withdrawals, below.

IRA PARTIAL WITHDRAWAL OPTION
 If you have an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considera-tions, Taxation of Individual Retirement Annuities. We will send you a notice before your distributions must commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the systematic partial withdrawal option is in effect. If you do not elect the IRA partial withdrawal option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law will be made. Thus, if the systematic partial withdrawal option is in effect, distribution under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

 You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the contract date.

 We will determine the amount that is required to be withdrawn from your contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the accumulation value, we will cancel the contract and send you the amount of the cash surrender value.

 You may change the payment frequency of your withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

 There may be a surrender charge associated with a partial withdrawal in any contract year during which you receive IRA partial withdrawals and take a conventional partial withdrawal. See Surrender Charges for Excess Partial Withdrawals, below.

SURRENDER CHARGES FOR EXCESS PARTIAL WITHDRAWALS
 An excess partial withdrawal is the amount by which annualized partial with-drawals for a contract year exceed 15% of the accumulation value on the date of the withdrawal. Any partial withdrawal and any combination of partial withdrawals either taken during a contract year or expected to be received in a contract year will be taken into account in determining the amount of the excess partial withdrawal. An excess partial withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge applicable to the accumulation value. Such amount will be deducted from the accumulation value in proportion to the accumulation value in each division from which the excess partial withdrawal was taken.

 An excess partial withdrawal will result in the imposition of a surrender charge and a corresponding reduction in the remaining surrender charge that subsequently can be imposed under the contract. For example the following assumes a conventional partial withdrawal of $17,200 is taken at the begin-ning of the fourth contract year. A contract with a current surrender charge of $3,000 (an initial surrender charge of $6,000 reducing at the rate of $1,000 per contract year for six years), has an accumulation value of $100,000.

 In this example, $15,000 (15% of accumulation value) may be withdrawn during the contract year without the imposition of a surrender charge. The excess partial withdrawal is the amount by which the withdrawal is in excess of the maximum ($17,200 - $15,000 = $2,200). The excess is calculated as a percentage of the accumulation value ($2,200/$100,000 = .022). Applying this percentage to the current amount of the surrender charge ($3,000 X .022 = $66) determines the amount to be deducted from the accumulation value as of the date of the withdrawal.

 If the contract were surrendered following the partial withdrawal, the surrender charge would be $2,934 ($3,000 - $66). If instead, the contract were surrendered at the beginning of the fifth year assuming no further partial withdrawals, the surrender charge would be $1,934 ($2,000 - $66).

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described this provision as accelera-tion of recovery of deferred loading, which is the functional equivalent of the assessment of a surrender charge for excess partial withdrawals. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described this provision as acceleration of recovery of deferred loading.

PARTIAL WITHDRAWALS IN GENERAL
 CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. Please refer to Federal Tax Considerations for more details.

PROCEEDS PAYABLE TO THE BENEFICIARY
If either the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date, we will pay the beneficiary the death benefit proceeds under the contract. Such amount may be received in a single sum or applied to any of the annuity options. See The Annuity Options. If we do not receive a request to apply the death benefit proceeds to an annuity option, a single sum distribution will be made. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

If the annuitant and owner are both age 75 or younger at issue (age 80 or younger for contracts with a contract date before November 6, 1992) the death benefit is the greater of the accumulation value and the guaranteed death benefit.

MAXIMUM GUARANTEED DEATH BENEFIT
 This amount is calculated as follows:

 (1)We determine the total premiums paid;

 (2)We multiply (1) by two;

 (3) We determine the total partial withdrawals taken; and

 (4) We subtract (3) from (2).

GUARANTEED DEATH BENEFIT
 On the contract date the guaranteed death benefit is equal to the initial premium. On subsequent valuation dates, the guaranteed death benefit is calculated as follows:

 (1) We take the guaranteed death benefit from the prior valuation date;

 (2) We calculate interest on (1) for the current valuation period at an annual rate of 7% (the guaranteed death benefit interest rate), except that with respect to amounts in the Liquid Asset Division, the interest rate applied to such amounts will be the net rate of return for the Liquid Asset Division during the current valuation period, if it is less than 7%; (Under contracts with a contract date before November 6, 1992, the 7% test for the Liquid Asset Division does not apply.);

 (3) We add (1) and (2);

 (4) We add to (3) any additional premiums paid during the current valuation period; and,

 (5) We subtract from (4) any partial withdrawals made during the current valuation period.

 If (5) is greater than the maximum guaranteed death benefit, we will pay the maximum guaranteed death benefit.

 If the annuitant or owner is age 76 or older at issue (age 81 or older for contracts with a contract date before November 6, 1992), the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

DEATH BENEFIT FOR CONTRACTS PURCHASED IN NORTH CAROLINA WITH A CONTRACT DATE BEFORE NOVEMBER 6, 1992
 If the annuitant and owner are both age 80 or younger at issue the death benefit is the greater of:

 (1) The accumulation value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

 If the annuitant or owner is age 81 or older at issue, the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
 We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

REPORTS TO OWNERS
We will send you a report once each contract quarter within 31 days after the end of each contract quarter. The report will show the accumulation value, the cash surrender value, and the death benefit as of the end of the contract quarter.

The report will also show the allocation of the accumulation value as of such date and the amounts deducted from or added to the accumulation value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdic-tion in which the contract is delivered. We will also send you copies of any shareholder reports of the portfolios or securities in which Account B invests, as well as any other reports, notices or documents required by law to be furnished to contract owners.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and the cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

However, we may delay payment of amounts derived from the divisions if it is not practical for us to value or dispose of shares of Account B because:

(1)The NYSE is closed for trading;

(2) The SEC determines that a state of emergency exists;

(3) An order or pronouncement of the SEC permits a delay for the protection of contract owners; or,

(4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

During such times, as to amounts allocated to the divisions, we may delay:

(1) Determination and payment of any cash surrender value;

(2) Determination and payment of any death benefit if death occurs before the annuity commencement date;

(3) Allocation changes of the accumulation value; or,

(4) Application under an annuity option of the accumulation value.

 CHARGES AND FEES


CHARGE DEDUCTION DIVISION
You may specify on the application or enrollment form if you wish to use the Charge Deduction Division Option. If you so specify, all charges against the accumulation value will be deducted from the Liquid Asset Division. If the amount of the charge is greater than the amount in the division, the charge will be deducted proportionately from all the divisions in which you are invested. You may also choose to elect or cancel this option while the contract is in force by sending us satisfactory notice to our Customer Service Center. If you do not elect this option, the charges will be deducted proportionately from all the divisions in which you are invested.

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. We may reduce certain fees and charges, including any distribution fees, surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract processing period for a period of six years from the date we receive and accept each premium payment.

SURRENDER CHARGE
 A surrender charge is imposed as a percentage of premium if the contract is surrendered or an excess partial withdrawal is taken during the six year period from the date we receive and accept each premium payment. The percentage imposed at the time of surrender or excess partial withdrawal depends on the distribution fee collected to the time the contract is surren-dered or the excess partial withdrawal is taken. The surrender charge in the first contract year is 6.00% and reduces by 1.00% each year during the six year period from the date we receive and accept each premium payment.

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

 If your initial premium will be $25,000 or more, we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.

PREMIUM TAXES
 We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the annuitant's or owner's state of residence, as applicable. We reserve the right to change this amount to conform with changes in the law or if the annuitant changes state of residence.

 Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from your accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states we initially advance the amount of the charge for premium taxes to your accumulation value and then deduct it in equal installments on each contract processing date over a six year period.

 CURRENTLY, IN THOSE STATES WHERE WE ADVANCE THE CHARGE FOR

 PREMIUM TAXES, WE WILL WAIVE THE DEDUCTION OF THE APPLICABLE INSTALLMENTS OF THE CHARGE FOR PREMIUM TAXES ON EACH CONTRACT PROCESSING DATE. HOWEVER, WE WILL DEDUCT THE UNRECOVERED CHARGE FOR PREMIUM TAXES (NOT INCLUDING INSTALL-MENTS WHICH WERE WAIVED) WHEN DETERMINING THE CASH SURRENDER VALUE PAYABLE IF YOU SURRENDER YOUR CONTRACT. WE RESERVE THE RIGHT TO DEDUCT THE TOTAL AMOUNT OF THE CHARGE FOR PREMIUM TAXES PREVIOUSLY WAIVED AND UNRECOVERED ON THE ANNUITY COMMENCEMENT DATE.

 In those cases when we advance the charge for premium taxes, since the charge for premium taxes is advanced to the accumulation value, a positive net rate of return will give a higher cash surrender value and a negative net rate of return will give a lower cash surrender value than would be the case had the charge for premium taxes been deducted from your premium payment.

ADMINISTRATIVE CHARGE
 The administrative charge is incurred at the beginning of the contract processing period and deducted at the end of each contract processing period. We deduct this charge when determining the cash surrender value payable if you surrender the contract prior to the end of a contract processing period. The amount deducted is $40 per contract year if total premiums paid in the first contract year are less than $100,000. If the total premium paid in the first contract year equals $100,000 or more, the charge is zero. This charge is to cover a portion of our administrative expenses. See Asset Based Admin-istrative Charge, below.

EXCESS ALLOCATION CHARGE
 We allow you five free allocation changes between divisions per contract year. For each additional allocation change, we will charge you $25 at the time each allocation change is processed. This amount represents the maximum we will charge. The charge is deducted from the division(s) from which each such reallocation is made in proportion to the amount being transferred from each such division unless you have chosen to use the Charge Deduction Divi-sion. The excess allocation charge is set at a level that is not designed to produce profit for Golden American or any affiliate. Any allocation(s) or transfer(s) due to the election of the Dollar Cost Averaging Option and real-location under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. The charge is deducted from the division(s) from which each such partial withdrawal is made in proportion to the amount being withdrawn from each division unless you have chosen to use the Charge Deduction Division. See Partial Withdrawals, Conventional Partial Withdrawal Option.

CHARGES DEDUCTED FROM THE DIVISIONS

MORTALITY AND EXPENSE RISK CHARGE
 The daily charge is at the rate of 0.002477% (equivalent to an annual rate of 0.90%) on the assets in each division. Approximately 0.575% of this annual charge is allocated to the mortality risk and 0.325% is allocated to the expense risk.

 This charge will compensate us for mortality and expense risks we assume under the contract. We will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the contract. We will use any gain for any lawful purpose including any shortfalls on paying distribution expenses.

 The mortality risk assumed is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. Golden American also assumes a risk under the contract for paying a guaranteed death benefit.

 The expense risk assumed is the risk that it will cost us more to issue and administer the contract than we expect.

ASSET BASED ADMINISTRATIVE CHARGE
 We will deduct a daily charge from the assets in each division of the Accounts, to compensate Golden American for a portion of the administrative expenses under the contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each division.

 This asset based administrative charge plus the administrative charge above will not exceed the cost of the services to be provided over the life of the contract.

TRUST EXPENSES
There are fees and charges deducted from each Series of the GCG Trust and the ESS Trust. Please read the respective Trust prospectus for details.

 CHOOSING AN INCOME PLAN


THE INCOME PLAN
If the annuitant and owner are living on the annuity commencement date, we will begin making payments to the annuitant under an income plan. We will make these payments under the annuity option chosen in the application or enroll-ment form or as subsequently changed. You may change an annuity option by making a written request to us at least 30 days prior to the annuity commence-ment date of the contract. The amount of the payments will be determined by applying the accumulation value on the annuity commencement date in accordance with The Annuity Options section below. See When We Make Payments.

You may also elect an annuity option on surrender of the contract for its cash surrender value or, you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity commencement date. If, at the time of the annuitant's or owner's death, no option has been chosen for paying death benefit proceeds, the beneficiary may choose an option within one year.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the accumulation value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the contract. If your contract has been lost, we will require that you complete and return the applicable lost contract form. Various factors will affect the level of annuity benefits including the annuity option chosen, the assumed interest rate used and the investment results of the division(s) in which the accumulation value has been invested.

Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the annuitant or beneficiary (and sex, where appropriate), the total accumulation value applied to purchase the fixed option, and the applicable payment rate.

Our approval is needed for any option where:

(1) The person named to receive payment is other than the owner or benefi-ciary;

(2) The person named is not a natural person, such as a corporation; or

(3) Any income payment would be less than the minimum annuity income payment allowed.

ANNUITY COMMENCEMENT DATE SELECTION
You select the annuity commencement date in the application or enrollment form. You may select any date following the third contract anniversary but before the contract processing date in the month following the annuitant's 90th birthday. If you do not select a date, the annuity commencement date will be in the month following the annuitant's 90th birthday. However, in the state of Pennsylvania the annuity commencement date may not be later than in the month following the annuitant's 85th birthday for annuitants with an issue age of 80 and under. For contracts with contract dates before May 3, 1993, different annuity commencement date limitations may apply. If the annuity commencement date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the contract will not be considered an annuity for Federal tax purposes. See Federal Tax Considerations. For a contract purchased in connection with a qualified plan, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.

FREQUENCY SELECTION
You choose the frequency of the annuity payments. They may be monthly, quar-terly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 is variable. For a fixed option, the accumulation value is transferred to the general account.

OPTION 1. INCOME FOR A FIXED PERIOD
 Payment is made in equal installments for a fixed number of years based on the accumulation value as of the annuity commencement date. We guarantee that each monthly payment will be at least the amount set forth in the contract. Guaranteed amounts for annual, semi-annual and quarterly payments are available upon request. Illustrations are available upon request. If the cash surrender value or accumulation value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the annuitant reaches age 59 1/2.

OPTION 2. INCOME FOR LIFE
 Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain are available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount set forth in the contract corresponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the contract are available upon request.

OPTION 3. JOINT LIFE INCOME
 This option is available if there are two persons named to receive payments. At least one of the persons named must be either the owner or beneficiary of the contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

OPTION 4. ANNUITY PLAN
 An amount can be used to buy any single premium annuity we offer on the option's effective date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

(1) For options 1, 2, or any remaining guaranteed payments, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is 3% for option 1 and 3.50% for option 2 per year. We will however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the contract.

(2) For option 3, no amounts are payable after both named persons have died.

(3) For option 4, the annuity agreement will state the amount due, if any.

 OTHER INFORMATION


OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS ON THE APPLICATION OR ENROLLMENT FORM
 If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the contract shall be those that the premium payment would have bought at the correct age or sex.

SENDING NOTICE TO US
 Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your contract number and, if you are not the annuitant, the name of the annuitant.

ASSIGNING THE CONTRACT AS COLLATERAL
 You may assign a non-qualified contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. See Additional Considerations, Transfer of Annuity Contracts, and Assignments. An assignment may have Federal tax consequences. See Federal Tax Considerations.

 You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NON-PARTICIPATING
 The contract does not participate in the divisible surplus of Golden Ameri-can.

AUTHORITY TO MAKE AGREEMENTS
 All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the contract's terms, make any agreements binding on us or extend the time for premium payments.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We reserve the right to make changes in the contract to the extent we deem it necessary to continue to qualify the contract as an annuity. Any such changes will apply uniformly to all contracts that are affected. You will be given advance written notice of such changes.

YOUR RIGHT TO CANCEL OR EXCHANGE YOUR CONTRACT

CANCELLING YOUR CONTRACT
 You may cancel your contract within your free look period, which is ten days after you receive your contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the contract is mailed to you. Some states may require a longer free look period. If you decide to cancel, you may mail or deliver the contract to us at our Customer Service Center. We will refund the accumulation value plus any charges we deducted, and the contract will be voided as of the date we receive the contract and your request. Some states require that we return the premium paid. In these states, we require that your premium be allocated to the Specially Designated Division during the free look period. If you exer-cise your right to cancel, we will return the greater of (a) the premium invested and (b) the accumulation value of your contract plus any amounts deducted under the contract or by the Trust for taxes, charges or fees. If you do not choose to exercise your right to cancel during the free look period, then at the end of the free look period your money will be invested in the division(s) chosen by you, based on the index of investment experience next computed for each division. See Measurement of Investment Experience, Index of Experience and Unit Value.

EXCHANGING YOUR CONTRACT

 For information regarding exchanges under Section 1035, of the Internal Revenue Code of 1986, as amended, see Federal Tax Considerations.


OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any distribution fee, surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or reduce the death benefit proceeds payable. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or spon-sored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a contract is approved. We may change these rules from time to time. Any variation in the distribution fee or administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.

SELLING THE CONTRACT
DSI is also principal underwriter and distributor of the contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distri-bution agreement. The offering of the contract will be continuous.

DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applica-tions for contracts may be solicited by registered representatives of the broker-dealers appointed by Golden American to sell its variable life insurance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regula-tions to sell variable life insurance and variable annuities. The writing agent will receive commissions of up to 6% of any initial or additional premium payments made.

REINSURANCE
Golden American reinsures its mortality risk associated with one or more appro-priately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the busi-ness produced by that broker-dealer.

 REGULATORY INFORMATION


VOTING RIGHTS
We will vote the shares of the Trusts owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of the Trusts in our own right, we may decide to do so.

We determine the number of shares that you have in a division by dividing the contract's accumulation value in that division by the net asset value of one share of the portfolio in which a division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instruc-tions by mail at least 10 days before the meeting.

If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that divi-sion. We will also vote shares we hold in Account B which are not attributable to owners in the same proportion.

STATE REGULATION
We are regulated and supervised by the Insurance Department of the State of Delaware, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable contract offered by this prospectus has been approved by the Insurance Department of the State of Delaware and by the Insurance Departments of other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdic-tions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
Golden American, as an insurance company, is ordinarily involved in litiga-tion. We do not believe that any current litigation is material and we do not expect to incur significant losses from such actions.

LEGAL MATTERS
The legal validity of the contract described in this prospectus has been passed on by Myles R. Tashman, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

EXPERTS
The financial statements of Golden American Life Insurance Company, Separate Account B and The Managed Global Account of Separate Account D, appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement, have been audited by Ernst & Young LLP, indepen-dent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registra-tion Statement and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

 FEDERAL TAX CONSIDERATIONS


INTRODUCTION
The contract is designed for use by individuals or groups in retirement plans which are qualified under Section 408 or non-qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts paid for the contract, on the investment return on assets held under the contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends upon the terms of the contract, upon Golden American's tax status and upon the tax status of the individuals concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Golden American's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "IRS"). For a discussion of Federal income taxes as they relate to the Trusts, please see the accompanying prospectus for the respective Trust.

GOLDEN AMERICAN TAX STATUS
Golden American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since Account B is not a separate entity from Golden American and its operations form a part of Golden American, it will not be taxed sepa-rately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Account B are reinvested and taken into account in determining the accumulation value. Under existing Federal income tax law, Golden American does not incur tax on Account B's investment income, including realized net capital gains. Golden American reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

TAXATION OF NON-QUALIFIED ANNUITIES

1. IN GENERAL
 Code (S)72 generally governs the taxation of non-qualified annuities. Under this provision, except as described below, any increase in the contract's value is generally not taxable to the owner until a distribution is made from the contract, either in the form of annuity payments as contemplated by the contract, or in some other form of distribution. (For purposes of this rule, the amount of any indebtedness that is secured by a pledge or assignment of the contract is treated as a payment received on account of a partial with-drawal from the contract.) However, this rule applies only if (1) the invest-ments of Account B are "adequately diversified" in accordance with Treasury Department regulations, (2) Golden American, rather than the owner, is considered the owner of the assets of Account B for Federal income tax purposes, and (3) the owner is an individual.

 Diversification Requirements. Treasury Department regulations ("Regulations") issued under Code (S)817 (h) prescribe the manner in which the investments of a segregated asset account, such as Account B, are to be "adequately diversi-fied." The Regulations generally require that on the last day of each quarter of a calendar year (i) no more than 55% of the value of each segregated asset account is represented by any one investment; (ii) no more than 70% is repre-sented by any two investments; (iii) no more than 80% is represented by any three investments; and (iv) no more than 90% is represented by any four investments. For purposes of complying with these requirements, all securi-ties of the same issuer are treated as a single investment, and each U.S. government agency or instrumentality will be treated as a separate issuer. In addition, where a segregated asset account invests in other regulated invest-ment companies or certain other entities (e.g., the divisions of Account B do), a "look-through" rule applies and, as a result, each division of an account must be tested for compliance with the percentage limitations by looking through to the assets of that division.

 If Account B failed to comply with these diversification standards, the contract would not be treated as an annuity contract for Federal income tax purposes and the owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the first period of non-diversification. Golden American expects that Account B, including each of the divisions, will comply with the diversification requirements prescribed by the Regulations.

 Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the segregated asset account, such as Account B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of the segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

 The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this contract has the choice of more investment options to which to allocate premium payments and accumulation values, and may be able to transfer among investment options more frequently, than in such rulings. In addition, the owner of this contract has the choice of certain investment options which may be more similar to each other in their investment objectives than in such rulings. These differences could result in the owner being treated as the owner of a portion of the assets of Account B. In addition, Golden American does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Golden American therefore reserves the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of Account B.

 Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regulations or a ruling which treated an owner of this contract as the owner of Account B, that treatment might apply on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an owner might retroactively be determined to be the owner of the assets of Account B.

 Non-Natural Owner. As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special excep-tion will not apply in the case of any employer who is the nominal owner of a contract under a non-qualified deferred compensation arrangement for its employees.

 In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) contracts issued in connection with certain qualified plans, (3) contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with struc-tured settlement agreements, and (5) contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

 In addition to the foregoing, if the contract's annuity commencement date occurs at a time when the annuitant is at an advanced age, such as over age 85, it is possible that the owner will be taxable currently on the annual increase in the accumulation value. The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes.

2. WITHDRAWALS PRIOR TO THE ANNUITY COMMENCEMENT DATE
 Code (S)72 provides that the proceeds of a total surrender of a contract prior to the annuity commencement date will be taxed to the extent that the amount distributed exceeds the "investment in the contract" and that any conventional or systematic partial withdrawal from a contract prior to the annuity commencement date will be treated as taxable income to the extent the amount held under the contract immediately before the withdrawal occurs exceeds the "investment in the contract." The "investment in the contract" is defined in the Code as that portion, if any, of premium payments by or on behalf of an individual under a contract which was not excluded from the individual's gross income at the time of such payment less any amounts previ-ously received under the contract which were excluded from the individual's gross income at the time of their receipt. The taxable portion of any distri-bution received prior to the annuity commencement date will be subject to tax at ordinary income tax rates. For purposes of this rule, a pledge or assign-ment of a contract is treated as a payment received on account of a partial withdrawal of a contract.

 In the case of systematic partial withdrawals, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial withdrawal prior to the annuity commencement date, as described above. However, there is some uncertainty regarding the tax treat-ment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

 In addition, the contract provides a death benefit that in certain circum-stances may exceed the greater of the premium payments and the accumulation value. As described elsewhere in this prospectus, Golden American imposes certain charges with respect to, among other things, the death benefit. It is possible that some portion of those charges could be treated for Federal tax purposes as a partial withdrawal from the contract.

3. ANNUITY PAYMENTS AND WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE Proceeds of a total surrender of the contract after the annuity commencement date are taxable to the extent the proceeds exceed the investment in the contract. In addition, proceeds of a partial withdrawal after the annuity commencement date are fully taxable. Also, a portion of each annuity payment under the contract is taxable if the value of the contract exceeds the investment in the contract. The taxable portion of an annuity payment will be subject to tax at ordinary income tax rates.

 For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract (allocated to the fixed annuity option) bears to the total expected amount of fixed annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates.

 For variable annuity payments, in general, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract (allocated to the variable annuity option) by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates.

 Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

 If amounts have become payable under the contract (such as where the owner elects to surrender an amount) and if the distribution-at-death rules do not apply to such amount, the amount will be treated as a partial or full surrender for Federal income tax purposes if applied under an annuity option later than 60 days after the time when the amount became payable. Thus, if such an amount is applied under an annuity option after the 60 day period, it will be treated as a partial or full surrender, even if the full amount has not been distributed from the contract.

4. WITHHOLDING AND REPORTING REQUIREMENTS
 Golden American will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the taxpayer notifies Golden American at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments typically are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the annuity commencement date) is 10%. Golden American also has tax reporting obligations with respect to distributions from the contract.

5. PENALTY TAX ON CERTAIN WITHDRAWALS
 With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the owner, or where the owner is not an individual, the death of the "primary annuitant" (i.e., the indi-vidual the events in whose life are of primary importance in affecting the timing or amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code (S)72(m)(7);
 (iii) which are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his benefi-ciary; (iv) from a qualified plan; (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code (S)130(d)); (vii) under an immediate annuity contract, or
 (viii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee sepa-rates from service.

 If the penalty tax does not apply to a withdrawal as a result of the applica-tion of item (iii) above, and the series of payments is subsequently modified (other than by reason of death or disability), the tax for the year when the modification occurs will be increased by an amount (as determined by regula-tions) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place
 (a) before the close of the period which is within five years of the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

 In the case of systematic withdrawals, it is unclear whether such withdrawals will qualify for exception (iii) above.

TAXATION OF INDIVIDUAL RETIREMENT ANNUITIES
Code (S)408 permits individuals or their employers to contribute to an indi-vidual retirement program known as an Individual Retirement Annuity. If the contract is used for this purpose, the owner must be the annuitant. In addi-tion, distributions from certain other types of qualified retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis.

Individual Retirement Annuities are subject to limitations on the amount which may be contributed and the time when distributions may commence. Tax penalties may apply to contributions in excess of specified limits, loans or assignments, distributions in excess of a specified amount annually or that do not meet specified requirements, and in certain other circumstances.

Under the Internal Revenue Code, distributions from qualified retirement plans, including Individual Retirement Annuities, Simplified Employee Pensions, and Tax Sheltered Annuities, generally must begin not later than April 1st of the calendar year following the calendar year in which an owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. See the Statement of Additional Information for a discussion of the various special rules concerning the minimum distribution requirements.

If all premium payments made to an Individual Retirement Annuity were deduct-ible, all amounts distributed from the contract are included in the recipient's income when distributed. However, if nondeductible premium payments were made to the Individual Retirement Annuity (within the limits allowed by the tax law), a portion of each distribution from the contract typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating the investment in the contract as the sum of the non-deduct-ible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the amount held under the contract. The amount includible in income may be subject to a 10% penalty tax if the recipient is under age 59 1/2.

Individual Retirement Annuities generally may not provide life insurance cover-age, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the accumulation value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

Subject to certain direct rollover and mandatory withholding requirements (dis-cussed below), amounts generally may be "rolled over" from a qualified retire-ment plan to an Individual Retirement Annuity (or from an Individual Retirement Annuity or individual retirement account to an Individual Retirement Annuity) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or Individual Retirement Annui-ties may be rolled over.

In the case of annuity contracts used in connection with a pension, profit-sharing, or annuity plan qualified under Code (S)401(a) or (S)403(a), or in the case of a Code (S)403(b) "Tax Sheltered Annuity," any "eligible rollover distribution" from the contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Code (S)401(a), qualified annuity plan under Code (S)403(a), or Code
(S)403(b) Tax Sheltered Annuity or custodial account, excluding certain amounts (such as minimum distributions required under Code (S)401 (a) (9) and distribu-tions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more. Under these require-ments, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution. In addition, the participant in these qualified retire-ment plans cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the participant elects to have amounts directly transferred to certain qualified retirement plans (such as to this contract when issued as an Individual Retirement Annuity).

It is important that you consult your tax advisor before purchasing an Indi-vidual Retirement
Annuity.

 ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
In order to be treated as an annuity contract for Federal tax purposes, a non-qualified contract must provide the following two distribution rules: (a) if any holder dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, the remainder of his or her interest will be distributed at least as quickly as under the method of distribution in effect on the holder's death; and (b) if any holder dies before the annuity commencement date, the entire interest in the contract must gener-ally be distributed within five years after the date of death, or to the extent such interest is payable to a designated beneficiary, such interest must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as the distributions begin within one year after the date of death. If the beneficiary is the surviving spouse of the holder, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse. Before the annuity commencement date, the holder will generally be the owner, and after the annuity commencement date, the holder generally may be the annuitant and the owner.

Where the holder is not an individual, solely for the purpose of the distribu-tion at death rules, the primary annuitant is considered the holder. The primary annuitant is the individual the events in the life of whom are of primary importance in affecting the timing or amount of payment under a contract. Finally, in the case of joint holders, the distribution will be required at the death of the first of the holders to die.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a non- qualified contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(b) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.
TRANSFER OF ANNUITY CONTRACTS
Transfers of non-qualified annuity contracts for less than the full and adequate consideration will trigger tax on the gain in the contract, at the time of such transfer, with the transferee getting a step-up in basis for the amount included in the owner's income. Such a transfer could result on the annuity commencement date if the annuitant is not the owner or the owner's spouse. This provision does not apply to transfers between spouses or incident to a divorce.

(S)1035 EXCHANGES
Code (S)1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another. If the exchanged contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's invest-ment in the contract, will continue to apply to the new contract. In contrast, contracts issued on or after January 19, 1985, in a Code (S)1035 exchange are treated as new contracts for purposes of the penalty tax and distribution-at-death rules. Special rules and procedures apply to Code (S)1035 transactions. Prospective owners wishing to take advantage of Code (S)1035 should consult their tax advisors.

ASSIGNMENTS
A transfer of ownership, a collateral assignment, or the designation of an annuitant or other beneficiary who is not also the owner may result in tax consequences to the owner, annuitant or beneficiary that are not discussed herein. An owner contem-plating such a transfer or assignment of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE
For purposes of determining the amount of any distribution under Code (S)72(e) (amounts not received as annuities) that is includible in gross income, all non-qualified deferred annuity contracts issued by the same (or affiliate) insurer to the same owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's annuity starting date (as defined in the tax law), such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regula-tions that prevent the avoidance of (S)72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same owner. Accordingly, an owner should consult a competent tax advisor before purchasing more than one annuity contract.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

ITEM                                                                       PAGE
INTRODUCTION................................................................. 1
Description of Golden
American Life Insurance
Company...................................................................... 1
Safekeeping of Assets........................................................ 1
The Administrator............................................................ 1
Independent Auditors......................................................... 1
Reinsurance.................................................................. 1
Distribution of Contracts.................................................... 2
Performance Information...................................................... 2
IRA Partial Withdrawal Option................................................ 6
Other Information............................................................ 7
Financial Statements of Separate Account B................................... 7
Financial Statements of The Managed Global Account of Separate Account D..... 7
Financial Statements of Golden American Life Insurance Company............... 7
Appendix -- Description
of Bond Ratings

--------------------------------------------------------------------------------
                STATEMENT OF ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER, THE ADDRESS IS SHOWN ON THE COVER.

 ................................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPA-RATE ACCOUNT B

                              PLEASE PRINT OR TYPE

                     -------------------------------------
                                      NAME
                     -------------------------------------
                             SOCIAL SECURITY NUMBER
                     -------------------------------------
                                 STREET ADDRESS
                     -------------------------------------
                                CITY, STATE, ZIP

(DVA 2/97 6%)

 ................................................................................

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       Golden American Life Insurance Company is a stock company domiciled in Wilmington, Delaware

IN 3107 2/97

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                         GOLDENSELECT DVA SERIES 100                          +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Wilming-ton, Delaware

                      DEFERRED VARIABLE ANNUITY PROSPECTUS

                          GOLDENSELECT DVA SERIES 100

--------------------------------------------------------------------------------

This prospectus describes group and individual deferred variable annuity contracts (the "contract") offered by Golden American Life Insurance Company ("Golden American" "we" "our" or "us"). The owner ("you" or "your") purchases the contract with an initial premium of $25,000 or more and is permitted to make additional premium payments.

The contract is funded by Separate Account B ("Account B").


Nineteen divisions of Account B are currently available under the contract. The investments available through the divisions of Account B include mutual fund portfolios (the "Series") of The GCG Trust (the "GCG Trust") and the Equi-Select Series Trust (the "ESS Trust").


This prospectus describes the contract and provides background information regarding Account B. The prospectuses for the Trusts which must accompany this prospectus, provide information regarding investment activities and policies of the Trusts.


You may allocate your premiums among the nineteen divisions currently available under the contract in any way you choose, subject to certain restrictions. You may change the allocation of your accumulation value up to five times per contract year free of charge.


You may surrender the contract for its cash surrender value at any time before the annuity commencement date provided the annuitant and owner are living. The cash surrender value will vary daily with the investment results of the contract. We do not guarantee any minimum cash surrender value. You may make partial withdrawals under the contract, subject to certain restrictions.

We will pay a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary.


This prospectus describes your principal rights and limitations and sets forth the information concerning the Accounts that investors should know before investing. A Statement of Additional Information dated February 3, 1997 relating to the Accounts has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the Statement of Additional Information may be found on the last page of this prospectus. The Statement of Additional Information is incorpo-rated herein by reference.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND UNDERLYING SERIES SHARES WHICH FUND THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE GCG TRUST AND ESS TRUST.

ISSUED BY:           DISTRIBUTED BY:             ADMINISTERED AT:
Golden American Life Directed Services, Inc.     Customer Service Center
Insurance Company    Wilmington, Delaware 19801  Mailing Address: P.O. Box 8794
                                                 Wilmington, Delaware 19899-8794
                                                 1-800-366-0066


                       PROSPECTUS DATED: FEBRUARY 3, 1997

 TABLE OF CONTENTS

                                                                            PAGE
DEFINITION OF TERMS........................................................   3
FEE TABLE..................................................................   5
SUMMARY OF THE CONTRACT....................................................   7
CONDENSED FINANCIAL INFORMATION............................................  10
 Index of Investment Experience
 Financial Statements
 Performance Related Information
INTRODUCTION...............................................................  12
FACTS ABOUT THE COMPANY AND ACCOUNT B......................................  12
 Golden American
 Account B Divisions
 The GCG Trust and the ESS Trust
 Changes Within Account B
FACTS ABOUT THE CONTRACT...................................................  17
 The Owner
 The Annuitant
 The Beneficiary
 Change of Owner or Beneficiary
 Availability of the Contract
 Types of Contracts
 Your Right to Select or Change Contract Options Premiums
 Making Additional Premium Payments
 Crediting Premium Payments
 Restrictions on Allocation of Premium Payments
 Your Right to Reallocate
 Dollar Cost Averaging Option
 What Happens if a Division is Not Available
 Your Accumulation Value
 Accumulation Value in Each Division
 Measurement of Investment Experience
 Cash Surrender Value
 Surrendering to Receive the Cash Surrender Value
 Partial Withdrawals
 Proceeds Payable to the Beneficiary
 Reports to Owners
 When We Make Payments

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                                                            PAGE
CHARGES AND FEES...........................................................  25
 Charge Deduction Division
 Charges Deducted from the Accumulation Value
 Charges Deducted from the Divisions
 Trust Expenses
CHOOSING AN INCOME PLAN....................................................  26
 The Income Plan
 Annuity Commencement Date Selection
 Frequency Selection
 The Annuity Options
 Payment When Named Person Dies
OTHER INFORMATION..........................................................  28
 Other Contract Provisions
 Contract Changes -- Applicable Tax Law
 Your Right to Cancel or Exchange Your Contract
 Other Contract Changes
 Group or Sponsored Arrangements
 Selling the Contract
 Reinsurance
REGULATORY INFORMATION.....................................................  29
 Voting Rights
 State Regulation
 Legal Proceedings
 Legal Matters
 Experts
FEDERAL TAX CONSIDERATIONS.................................................  30
 Introduction
 Golden American Tax Status
 Taxation of Non-Qualified Annuities
 Taxation of Individual Retirement Annuities
ADDITIONAL CONSIDERATIONS..................................................  35
 Distribution-at-Death Rules
 Taxation of Death Benefit Proceeds
 Transfer of Annuity Contracts
 (S)1035 Exchanges
 Assignments
 Multiple Contracts Rule
STATEMENT OF ADDITIONAL INFORMATION........................................  37
 Table of Contents

 DEFINITION OF TERMS

ACCOUNTS

Separate Account B.

ACCUMULATION VALUE

The amount that the contract provides for investment at any time. Initially, this amount is equal to the premium paid. Thereafter, the accumulation value will reflect the premiums paid, investment experience, charges deducted and partial withdrawals taken.

ANNUITANT

The person designated by the owner to receive the annuity payments and whose death initiates payment of the death benefit.

ANNUITY COMMENCEMENT DATE

The date on which annuity payments begin.

ANNUITY OPTIONS

Options the owner selects that determine the form and amount of annuity payments.

ANNUITY PAYMENT

The periodic payment an annuitant receives. It may be either a fixed or a vari-able amount based on the annuity option chosen.

ATTAINED AGE

The issue age of the annuitant plus the number of full years elapsed since the contract date.

BENEFICIARY

The person designated to receive benefits in the case of the death of the annu-itant (when there is no contingent annuitant) or owner.

BUSINESS DAY

Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any other day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

CASH SURRENDER VALUE

The amount the owner receives if the owner surrenders the contract.

CHARGE DEDUCTION DIVISION

The Liquid Asset Division, which is the division from which all charges are deducted if so designated on the application or enrollment form, or later elected by the owner.

CONTINGENT ANNUITANT

The person designated by the owner who, upon the annuitant's death prior to the annuity commencement date, becomes the annuitant.

CONTRACT

The entire contract consisting of the basic contract, the application or enrollment form and any riders or endorsements.

CONTRACT ANNIVERSARY

The anniversary of the contract date.

CONTRACT DATE

The date on which we have received the initial premium and upon which we begin determining the contract values. It may or may not be the same as the issue date. This date is used to determine contract months, processing dates, years and anniversaries.

CONTRACT PROCESSING DATES

The days when we deduct certain charges from the accumulation value. If the contract processing date is not a valuation date, it will be on the next succeeding valuation date. The contract processing dates will be once each year on the contract anniversary.

CONTRACT PROCESSING PERIOD

The period between successive contract processing dates unless it is the first contract processing period. In that case, it is the period from the contract date to the first contract processing date.

CONTRACT YEAR

The period between contract anniversaries.

CUSTOMER SERVICE CENTER

Where service is provided to our contract owners. The mailing address and tele-phone number of the Customer Service Center are shown on the cover.

DEFERRED ANNUITY

A contract which provides for the accumulation of funds that will reflect investment experience. These funds may be applied under an annuity option at the annuity commencement date.

ENDORSEMENTS

An endorsement changes or adds provisions to the contract.

EXPERIENCE FACTOR

The factor which reflects the investment experience of the portfolio in which a division invests and also reflects the charges assessed against the division for a valuation period.

FREE LOOK PERIOD

The period of time within which the contract owner may examine the contract and return it for a refund.

GENERAL ACCOUNT

The account which contains all of our assets other than those held in our sepa-rate accounts.

INDEX OF INVESTMENT EXPERIENCE

The index that measures the performance of a separate account division.

INITIAL PREMIUM

The payment amount required to put a contract into effect.

ISSUE AGE

The annuitant's age on his or her last birthday on or before the contract date.

ISSUE DATE

The date the contract is issued at our Customer Service Center.

OWNER

The person who owns the contract and is entitled to exercise all rights under the contract. This person's death also initiates payment of the death benefit.

RIDER

A rider adds benefits to the contract.

SPECIALLY DESIGNATED DIVISION

The Liquid Asset Division. Distributions from a portfolio underlying a division in which reinvestment is not available will be allocated to this division unless you specify otherwise.

VALUATION DATE

The day at the end of a valuation period when each division is valued.

VALUATION PERIOD

Each business day together with any non-business days before it.

 FEE TABLE

OWNER TRANSACTION EXPENSES (deducted from accumulation value)
-------------------------------------------------------------
DISTRIBUTION FEE (ANNUAL SALES LOAD) AS A PERCENTAGE OF THE INITIAL
 AND EACH ADDITIONAL PREMIUM, deducted at the end of each contract processing period following receipt of each premium (or at the time of surrender if surrendered before the end of a contract processing period) over a ten year period from the date we receive and accept each premium payment...................................  0.65% (/1/)

EXCESS ALLOCATION CHARGE for each allocation change in excess of
 the five free allocation changes allowed per contract year........   $25

PARTIAL WITHDRAWAL CHARGE (2.0% of the withdrawal for each
 additional conventional partial withdrawal after the first in a
 contract year) not to exceed:.....................................   $25

ANNUAL CONTRACT FEES (deducted from the accumulation value)
-----------------------------------------------------------
ADMINISTRATIVE CHARGE..............................................    $0

SEPARATE ACCOUNT ANNUAL EXPENSES (percentage of assets in each
--------------------------------------------------------------
 separate account division)
---------------------------
MORTALITY AND EXPENSE RISK CHARGE..................................  1.25% (/1/)
ASSET BASED ADMINISTRATIVE CHARGE..................................  0.10%
Total Separate Account Annual Expenses.............................  1.35%

THE GCG TRUST ANNUAL EXPENSES (based on combined assets of the indicated groups
-------------------------------------------------------------------------------
of Series)
----------

                                                           OTHER      TOTAL
                 SERIES                   FEES(/2/)    EXPENSES(/3/) EXPENSES
                 ------                 -------------- ------------- --------
   Multiple Allocation, Fully Managed,
   Capital Appreciation, Rising
   Dividends, All-Growth,
   Real Estate, Hard Assets, Value          1.00%          0.01%      1.01%
   Equity,
                                                                               Strategic Equity, and Small Cap
   Series:

   Emerging Markets Series:                 1.50%          0.03%      1.53%


   Managed Global Series:(/4/)              1.25%          0.01%      1.26%


   Limited Maturity Bond and Liquid         0.60%          0.01%      0.61%
   Asset Series:


THE ESS TRUST ANNUAL EXPENSES:
------------------------------

                                                           OTHER      TOTAL
                 SERIES                 FEES(/2/)(/5/) EXPENSES(/6/) EXPENSES
                 ------                 -------------- ------------- --------

   OTC, Research and Total Return           0.80%          0.40%      1.20%
   Portfolios:


   Growth & Income and Value + Growth
   Portfolios:                              0.95%          0.40%      1.35%

-------------------
(1) We also offer a DVA through another prospectus, which is a contract with a different charging structure.
(2) Fees decline as combined assets increase (see Account B Divisions and the Trust prospectuses for details).
(3) Other expenses generally consist of independent trustees fees and expenses.
(4) The estimated expenses for the Managed Global Series are based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Separate Account D. On September 3, 1996, the Managed Global Account was reorganized into the Managed Global Division of Account B and the Managed Global Series of the GCG Trust.

(5) Prior to October 6, 1995, EISI waived its management fee for the OTC, Research and Total Return Portfolios.
(6) Other expenses shown take into account the effect of EISI's agreement to reimburse the portfolios for all operating expenses, excluding management fees, that exceed 0.75% of its average daily net assets. This reimbursement agreement commenced February 1, 1997. Prior to February 1, 1997, EISI reim-bursed the portfolios for all operating expenses, excluding management fees, that exceeded 0.75% of their average daily net assets. This reim-bursement is voluntary and can be terminated at any time. In the absence of such reimbursement agreement, Other Expenses would have been 1.72%, 1.68% and 1.56%, respectively. for the OTC, Research and Total Return Portfolios for the year ended December 31, 1995. The Growth & Income and Value + Growth Portfolio commenced operations on April 1, 1996 and has no prior operating history.

Example:

Whether you surrender or do not surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of initial premium, assuming a 5% annual return on assets:

--------------------------------------------------------------------------------

DIVISION                               ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Multiple Allocation...................  $29.96    $ 91.26    $154.49    $321.64
Fully Managed.........................   29.96      91.26     154.49     321.64
Capital Appreciation..................   29.96      91.26     154.49     321.64
Rising Dividends......................   29.96      91.26     154.49     321.64
All-Growth............................   29.96      91.26     154.49     321.64
Real Estate...........................   29.96      91.26     154.49     321.64
Hard Assets...........................   29.96      91.26     154.49     321.64
Value Equity..........................   29.96      91.26     154.49     321.64
Strategic Equity......................   29.96      91.26     154.49     321.64
Small Cap.............................   29.96      91.26     154.49     321.64
Emerging Markets......................   35.06     106.42     179.47     369.98
OTC...................................   32.31      98.32     166.24     345.05
Research..............................   32.31      98.32     166.24     345.05
Total Return..........................   32.31      98.32     166.24     345.05
Growth & Income.......................   33.81     102.77     173.58     359.25
Value + Growth........................   33.81     102.77     173.58     359.25
Managed Global........................   32.37      98.43     166.34     344.75
Limited Maturity Bond.................   26.21      80.01     135.76     284.46
Liquid Asset..........................   26.21      80.01     135.76     284.46

--------------------------------------------------------------------------------


For purposes of computing the annual per contract administrative charge, the dollar amounts shown in the examples are based on an initial premium of $50,000.

The purpose of the fee table is to assist you in understanding the various costs and expenses that you may bear directly or indirectly. The fee table reflects expenses of Account B as well as the Trusts. Premium taxes may also be applicable. See Charges and Fees, Premium Taxes. For a complete description of contract costs and expenses see the section titled Charges and Fees. For a more complete description of the costs and expenses of the Trusts, see the Trust prospectuses.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

 SUMMARY OF THE CONTRACT

This prospectus has been designed to provide you with information regarding the contract and Account B which funds the contract. Information concerning the Series underlying the divisions of Account B is set forth in the Trust prospec-tuses.

This summary is intended to provide only a very brief overview of the more significant aspects of the contract. Further detail is provided in this prospectus and in the contract. The contract, together with its attached appli-cation or enrollment form and any riders or endorsements, constitutes the entire agreement between you and us and should be retained.

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the contract offered by Golden American and funded by Account B.

You have a choice of investments. We do not promise that your accumulation value will increase. Depending on the contract's investment experience for funds invested in Account B, the accumulation value, cash surrender value and death benefit may increase or decrease on any day. You bear the investment risk.

DESCRIPTION OF THE CONTRACT

The contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a contract for use with, an individual retirement annuity ("IRA") meeting the requirements of section 408(b) of the Internal Revenue Code of 1986 ("qualified plan"). For a contract funding a qualified plan, distribu-tion must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. The second type of purchaser is one who purchases a contract outside of a qualified plan ("non-qualified plan").

The contract also offers a choice of annuity options to which you may apply the accumulation value on the annuity commencement date or the cash surrender value upon surrender of the contract. See Choosing an Income Plan.

AVAILABILITY

We can issue a contract if both the annuitant and the owner are not older than age 85 and accept additional premium payments until either the annuitant or owner reaches the attained age of 85 for non-qualified plans (age 70 1/2 for qualified plans, except for rollover contributions). The minimum initial premium is $25,000 for qualified and non-qualified plans. In connection with qualified plans, we will only accept rollover contributions of $25,000 or more as the initial premium. We also offer a DVA through another prospectus, which is a contract with a different charging structure. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

The minimum additional premium payment we will accept is $500 for a non-quali-fied plan and $250 for a qualified plan. We will take under consideration and may refuse to accept a premium payment if the sum of all premium payments received under the contract totals more than $1,500,000.

THE DIVISIONS


There are nineteen divisions of Account B currently available under the contract. Each of the nineteen divisions offered under this prospectus invests in a mutual fund portfolio with its own distinct investment objectives and policies. Each division of Account B invests in a corresponding Series of the GCG Trust, managed by Directed Services, Inc. ("DSI"), or a corresponding Series of the ESS Trust, managed by Equitable Investment Services, Inc. ("EISI," and together with DSI, the "Managers"). The Trusts and the Managers have retained several portfolio managers to manage the assets of each Series. See Facts About the Company and Account B and Account B Divisions.


HOW THE ACCUMULATION VALUE VARIES

The accumulation value varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The accumulation value also reflects premium payments, charges deducted and partial withdrawals. See Accumulation Value in Each Division.

SURRENDERING YOUR CONTRACT

The cash surrender value varies each day depending on investment results. We do not guarantee any minimum cash surrender value. You may surrender the contract and receive its cash surrender value at any time while both the annuitant and owner are living and before the annuity commencement date. See Cash Surrender Value and Surrendering to Receive the Cash Surrender Value.

TAKING PARTIAL WITHDRAWALS

After the free look period, prior to the annuity commencement date and while the contract is in effect, you may take partial withdrawals from the accumula-tion value of the contract. You may take conventional partial withdrawals once per contract year without charge. Alternatively, you may elect in advance to take systematic partial withdrawals on a monthly or quarterly basis. If you have an IRA contract, you may elect IRA partial withdrawals on a monthly, quar-terly or annual basis.

Partial withdrawals are subject to certain restrictions as defined in this prospectus. See Partial Withdrawals.

DOLLAR COST AVERAGING

Under this option, you may choose to have a specified dollar amount transferred from either the Limited Maturity Bond Division or Liquid Asset Division to the other divisions on a monthly basis with the objective of shielding your invest-ment from short-term price fluctuations. See Dollar Cost Averaging Option.

YOUR RIGHT TO CANCEL THE CONTRACT

You may cancel your contract within the free look period which is a ten day period of time beginning when you receive the contract. For purposes of admin-istering our allocation and certain other administrative rules, we deem this period to end 15 days after the contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the initial premium allocation during the free look period. See Your Right to Cancel or Exchange Your Contract.

YOUR RIGHT TO CHANGE THE CONTRACT

The contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Changes.

DEATH BENEFIT PROCEEDS

The contract provides a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or an owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

CONTRACT PROCESSING PERIODS

The first contract processing period begins with the contract date and ends at the close of business on the first contract processing date. All subsequent contract processing periods begin at the close of business on the most recent contract processing date and extend to the close of business on the next contract processing date. There is one contract processing period each year.

DEDUCTIONS FOR CHARGES AND FEES

We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions we impose. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. See Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Group or Sponsored Arrangements. We may also reduce certain charges for contracts purchased in combination with certain flexible premium variable life products that we offer. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE

 We deduct a sales load in an annual amount of 0.65% of each premium at the end of each contract processing period (or at the time of surrender if surrendered before the end of the processing period) for a period of ten years from the date we receive and accept each premium payment.

 We also offer through other prospectuses, other DVAs which are contracts with a different charging structures.

MORTALITY AND EXPENSE RISK CHARGE

 We charge each division of the Accounts with a daily asset based charge for mortality and expense risks equivalent to an annual rate of 1.25%.

PREMIUM TAXES

 Generally, premium taxes are incurred on the annuity commencement date, and a charge for premium taxes is then deducted from the accumulation value on such date. Some jurisdictions impose a premium tax at the time the initial or additional premiums are paid, regardless of the annuity commencement date.

EXCESS ALLOCATION CHARGE

 The first five allocation changes in any contract year may be made without charge. Each subsequent allocation change is subject to a $25 excess alloca-tion charge.

PARTIAL WITHDRAWAL CHARGE

 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. See Partial With-drawals, Conventional Partial Withdrawal Option.

ASSET BASED ADMINISTRATIVE CHARGE

 We charge each division of the Accounts with a daily asset based charge to cover contract administration equivalent to an annual rate of 0.10%.

TRUST EXPENSES

 There are fees and expenses deducted from each Series. The investment perfor-mance of the Series and deductions for fees and expenses from the Trusts will affect your accumulation value. Please read the Trust prospectuses for details.

TAX PENALTIES

The ultimate effect of Federal income taxes on the amounts held under an annuity contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends on Golden American's tax status and upon the tax status of the individuals concerned. In general, an owner is not taxed on increases in value under an annuity contract until some form of distribution is made under it. There may be tax penalties if you make a with-drawal or surrender the contract before reaching age 59 1/2. See Federal Tax Considerations.

 CONDENSED FINANCIAL INFORMATION

INDEX OF INVESTMENT EXPERIENCE

The upper table gives the index of investment experience for each division of Account B on their respective commencement of operations and on December 31, 1989, 1990, 1991, 1992, 1993, 1994 and 1995, as applicable. The index of investment experience is equal to the value of a unit for each division of Account B. The total value of each division as of the end of each period indi-cated is shown in the lower table.

                                             INDEX OF INVESTMENT EXPERIENCE
                         ---------------------------------------------------------------------------------------------------
DIVISION                 1/24/89      12/31/89     12/31/90     12/31/91     12/31/92     12/31/93     12/31/94     12/31/95
--------                 -------      --------     --------     --------     --------     --------     --------     --------
Multiple Allocation..... $10.00        $10.76       $11.12       $13.16       $13.22       $14.50       $14.13       $16.58
Fully Managed...........  10.00         10.38         9.78        12.46        13.06        13.86        12.68        15.10
Capital Appreciation....     --(/1/)       --(/1/)      --(/1/)      --(/1/)   10.99        11.74        11.40        14.63
Rising Dividends........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   10.28        10.20        13.19
All-Growth..............  10.00         10.71         9.74        13.03        12.52        13.16        11.58        13.98
Real Estate.............  10.00          9.85         7.65        10.08        11.32        13.10        13.74        15.80
Hard Assets.............  10.00         11.71         9.91        10.31         9.17        13.57        13.73        14.99
Value Equity............     --(/4/)       --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)   13.34
Strategic Equity........     --(/5/)       --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)   10.00
Small Cap...............     --(/6/)       --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)
Emerging Markets........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   12.40        10.38         9.20
OTC.....................     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Research................     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Total Return............     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Growth & Income.........     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Value + Growth..........     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Managed Global..........     --(/2/)       --(/2/)      --(/2/)      --(/2/)   10.01        10.48         9.03         9.56
Limited Maturity Bond...  10.00         10.83        11.55        12.65        13.09        13.71        13.36        14.73
Liquid Asset............  10.00         10.64        11.31        11.78        11.98        12.13        12.41        12.92



                                                        TOTAL ACCUMULATION VALUE
                     ---------------------------------------------------------------------------------------------------------
DIVISION              12/31/89       12/31/90       12/31/91        12/31/92        12/31/93        12/31/94        12/31/95
--------             -----------    -----------    -----------    ------------    ------------    ------------    ------------
Multiple Allocation..$15,556,366    $23,963,356    $57,739,245    $115,124,744    $273,158,122    $297,507,994    $305,499,995
Fully Managed........  5,333,885      5,414,160      9,834,436      37,352,585     108,290,963      98,836,207     117,325,242
Capital Appreciation.        --(/1/)        --(/1/)        --(/1/) 18,366,222       86,798,642      88,344,684     121,047,204
Rising Dividends.....        --(/3/)        --(/3/)        --(/3/)         --(/3/)  14,387,382      50,384,765      80,341,660
All-Growth...........  3,077,542      4,528,380     11,159,814      23,418,811      56,055,565      70,623,784      91,960,166
Real Estate..........    650,003        309,556        696,180       3,600,461      28,772,896      36,936,728      34,814,825
Hard Assets..........  2,320,696      2,460,399      2,646,183       2,882,417      21,436,544      32,746,767      26,991,780
Value Equity.........        --(/4/)        --(/4/)        --(/4/)         --(/4/)         --(/4/)         --(/4/)  28,447,742
Strategic Equity.....        --(/5/)        --(/5/)        --(/5/)         --(/5/)         --(/5/)         --(/5/)   8,030,333
Small Cap............        --(/6/)        --(/6/)        --(/6/)         --(/6/)         --(/6/)         --(/6/)          --(/6/)
Emerging Markets.....        --(/3/)        --(/3/)        --(/3/)         --(/3/)  30,488,589      59,747,048      36,887,958
OTC..................        --(/7/)        --(/7/)        --(/7/)         --(/7/)         --(/7/)         --(/7/)          --(/7/)
Research.............        --(/8/)        --(/8/)        --(/8/)         --(/8/)         --(/8/)         --(/8/)          --(/8/)
Total Return.........        --(/8/)        --(/8/)        --(/8/)         --(/8/)         --(/8/)         --(/8/)          --(/8/)
Growth & Income......        --(/7/)        --(/7/)        --(/7/)         --(/7/)         --(/7/)         --(/7/)          --(/7/)
Value + Growth.......        --(/8/)        --(/8/)        --(/8/)         --(/8/)         --(/8/)         --(/8/)          --(/8/)
Managed Global.......        --(/2/)        --(/2/)        --(/2/) 38,699,402      88,477,493      86,208,555       72,375,222
Limited Maturity Bond  2,595,966      8,009,970     15,935,184      39,861,202      71,622,231      71,573,009      67,838,218
Liquid Asset.........  2,190,649      8,419,953      9,224,303      12,769,536      16,497,588      45,364,989      36,490,508

-------------
(1) The Capital Appreciation Division became available for investment on May 4, 1992, starting with an index of investment experience of $10.00.
(2) The index of investment experience for the Managed Global Division is based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Golden American's Separate Account D. The Managed Global Account became available for investment on October 21, 1992, starting with an index of investment experience of $10.00.
(3) The Rising Dividends and Emerging Markets Divisions became available for investment on October 4, 1993, starting with an index of investment experience of $10.00.
(4) The Value Equity Division became available for investment on January 1, 1995, starting with an index of investment experience of $10.00.
(5) The Strategic Equity Division became available for investment on October 2, 1995, starting with an index of investment experience of $10.00.
(6) The Small Cap Division became available for investment on January 2, 1996, starting with an index of investment experience of $10.00.
(7) The OTC and Growth & Income Divisions became available for investment on September 3, 1996, starting with an index experience of $14.69 and $10.95, respectively.

(8) The Research, Total Return and Value + Growth Divisions became available for investment on January 20, 1997, starting with indices of investment experience of $16.51, $13.82, and $12.01, respectively.


  In order to provide for continuity in results, the above table is based on charges for the contract described in this prospectus. Contracts issued prior to May 1, 1993, were based on lower asset charges and, thus, would have higher values for the indices of investment experience.

FINANCIAL STATEMENTS


The audited financial statements of Separate Account B (as well as the audi-tors' report thereon), the unaudited financial Statements of Separate Account B for the period ended September 30, 1996, and the audited financial statements of the Managed Global Account of Separate Account D, the predecessor entity of the Managed Global Series for accounting purposes, for the years ended December 31, 1995 and 1994 (as well as the auditors' report thereon) appear in the Statement of Additional Information. The audited financial statements of Golden American prepared in accordance with generally accepted accounting principles for the years ended December 31, 1995, 1994 and 1993 (as well as the auditors' report thereon) are contained in the Statement of Additional Information. In addition, the unaudited September 30, 1996 financial statements of Golden Amer-ican prepared in accordance with generally accepted accounting principles are contained in the Statement of Additional Information.


PERFORMANCE RELATED INFORMATION

Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divi-sions, and the total return of all divisions may appear in reports and promo-tional literature to current or prospective owners.

Current yield for the Liquid Asset Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Liquid Asset Division is calcu-lated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

For the remaining divisions, quotations of yield will be based on all invest-ment income per unit (accumulation value divided by the index of investment experience -- see Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a contract over a period of one, five, and ten years (or, if less, up to the life of the division), and will reflect the deduction of the applicable distribution fee, the asset based administrative charge and the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges such as the distribution fee and surrender charge. Quotations of yield and average annual total return for the Managed Global Division take into account the period prior to September 3, 1996, during which it was maintained as a division of Account D.

Performance information for a division may be compared, in reports and promo-tional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of secu-rities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used inde-pendent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-tions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical contract under which the accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objec-tives and policies, characteristics and quality of the portfolio of the Series of the respective Trust in which the division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the divisions, see the Statement of Addi-tional Information.

 INTRODUCTION


Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The following information describes the contract and Account B. Account B invests in mutual fund portfolios of The GCG Trust and The ESS Trust.

 FACTS ABOUT THE COMPANY AND ACCOUNT B

GOLDEN AMERICAN

Golden American Life Insurance Company ("Golden American" or the "Company") is a stock life insurance company organized under the laws of the State of Dela-ware and is an indirect wholly owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"). Prior to December 30, 1993, Golden American was a Minne-sota corporation. Prior to August 13, 1996, Golden American was a wholly owned indirect subsidiary of Bankers Trust Company. We are authorized to do business in all jurisdictions except New York. We offer variable annuities and variable life insurance. Administrative services for the contract are provided at our Customer Service Center, the address is shown on the cover. As of December 31, 1995 Golden American had stockholder's equity of approximately $98.1 million and total assets of approximately $1.2 billion, including approximately $1.05 billion of separate account assets.


Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable Investment Services, Inc. ("EISI"), Equitable of Iowa Securities Network, Inc., EIC Variable, Inc., Directed Services, Inc. ("DSI") and Golden American. As of September 30, 1996, Equitable of Iowa had over $11.9 billion in assets.


SEPARATE ACCOUNT B

All obligations under the contract are general obligations of Golden American. Account B is a separate investment account used to support our variable annuity contracts and for other purposes as permitted by applicable laws and regula-tions. The assets of Account B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity contracts investing in Account B which are not discussed in this prospectus. Account B may also invest in other series which are not available to the contract described in this prospectus.

We own all the assets in Account B. Income and realized and unrealized gains or losses from assets in Account B are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

They may, however, be subject to liabilities arising from divisions of Account B whose assets are attributable to other variable annuity contracts supported by Account B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Account B was established on July 14, 1988 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suit-able for the contract's purposes. Account B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company. It is governed by the laws of Delaware, our state of domicile, and may also be governed by the laws of other states in which we do business. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account B.

ACCOUNT B DIVISIONS

Account B is divided into divisions. The Managed Global Series was formerly the Managed Global Account of Golden American's Separate Account D from October 22, 1992 until September 3, 1996. Currently, each division of Account B offered under this prospectus invests in a portfolio of the GCG Trust or the ESS
Trust. DSI serves as the Manager to each Series of the GCG Trust, and EISI serves as the Manager to each Series of the ESS Trust. See the Trusts' prospectuses for details. The Trusts, DSI and EISI have retained several port-folio managers to manage the assets of each Series as indicated below. There may be restrictions on the amount of the allocation to certain divisions based on state laws and regulations. The investment objectives of the various Series in the Trusts are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Account B may also have other divisions investing in other series which are not available to the contract described in this prospectus.

DSI and EISI provide the overall business management and administrative serv-ices necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Trust prospectuses for details.

DSI is responsible for providing or procuring, at DSI's expense, the services reasonably necessary for the ordinary operation of the Series of the GCG Trust. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for assets), taxes (if any) paid by a Series of the GCG Trust, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. See the Trust prospectuses for details.

Each Trust pays its respective Manager for its services a monthly fee based on the following percentages of the average daily net assets of the Series shown in the tables below. DSI and EISI (and not the Trusts) pay each portfolio manager a monthly fee for managing the assets of the Series.

THE GCG TRUST


-------------------------------------------------------------------------------

SERIES                                         FEES (based on combined assets of the indicated groups of Series)
---------------------------------------------  -----------------------------------------------------------------

Multiple Allocation, Fully Managed, Capital    1.00% of first $750 million;
Appreciation, Rising Dividends, All-Growth,    0.95% of next $1.250 billion;
Real Estate, Hard Assets, Value Equity,        0.90% of next $1.5 billion; and
Strategic Equity, and Small Cap Series:        0.85% of amount in excess of $3.5 billion


Emerging Markets Series:                       1.50% of average daily net assets

                                               1.25% of first $500 million;
Managed Global:                                1.05% of amount in excess of $500 million
Limited Maturity Bond and                      0.60% of first $200 million;
-------------------------------------------------------------------------------
Liquid Asset Series:                           0.55% of next $300 million; and
                                               0.50% of amount in excess of $500 million

THE ESS TRUST

-------------------------------------------------------------------------------
SERIES                                         FEES
---------------------------------------------  -----------------------------------------------------------------


                                               0.80% of first $300 million;
OTC, Research and Total Return Portfolios:     0.55% of amount in excess of $300 million
Growth & Income and Value + Growth Portfolios: 0.95% of first $200 million;
                                               0.75% of amount in excess of $200 million

-------------------------------------------------------------------------------

The following divisions invest in shares of the designated Series of the GCG Trust.

MULTIPLE ALLOCATION DIVISION
MULTIPLE ALLOCATION SERIES
OBJECTIVE
 The highest total return, consisting of capital appreciation and current income, consistent with the preservation of capital and elimination of unnec-essary risk.
INVESTMENTS
 Investment in equity and debt securities and the use of certain sophisticated investment strategies and techniques.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

FULLY MANAGED DIVISION
FULLY MANAGED SERIES
OBJECTIVE
 High total investment return over the long term, consistent with the preser-vation of capital and prudent investment risk.
INVESTMENTS
 Invests primarily in common stocks. The Series also may invest in fixed income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Series' strategy is based on the premise that, from time to time, certain asset classes are more attractive long terminvestments than others.
PORTFOLIO MANAGER
 T. Rowe Price Associates, Inc.

CAPITAL APPRECIATION DIVISION
CAPITAL APPRECIATION SERIES
OBJECTIVE
 Long-term capital growth.
INVESTMENTS
 Invests in common stocks and preferred stock that will be allocated among various categories of stocks referred to as "components" which consist of the following: (i) The Growth Component -- Securities that the portfolio manager believes have the following characteristics: stability and quality of earn-ings and positive earnings momentum; dominant competitive positions; and demonstrate above-average growth rates as compared to published S&P 500 earn-ings projections; and (ii) The Value Component -- Securities that the port-folio manager regards as fundamentally undervalued, i.e., securities selling at a discount to asset value and securities with a relatively low price- /earnings ratio. The securities eligible for this component may include real estate stocks, such as securities of publicly-owned companies that, in the portfolio manager's judgement, offer an optimum combination of current divi-dend yield, expected dividend growth, and discount to current real estate value.
PORTFOLIO MANAGER

 Chancellor LGT Asset Management, Inc.


RISING DIVIDENDS DIVISION
RISING DIVIDENDS SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet.
PORTFOLIO MANAGER
 Kayne, Anderson Investment Management, L.P.

ALL-GROWTH DIVISION
ALL-GROWTH SERIES
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment in securities selected for their long- term growth prospects. PORTFOLIO MANAGER

 Pilgrim Baxter & Associates, Ltd.


REAL ESTATE DIVISION
REAL ESTATE SERIES
OBJECTIVE
 Capital appreciation, with current income as a secondary objective.
INVESTMENTS
 Investment in publicly traded equity securities of companies in the real estate industry listed on national exchanges or on the National Association of Securities Dealers Automated Quotation System.
PORTFOLIO MANAGER
 E.I.I. Realty Securities, Inc.


HARD ASSETS DIVISION  (FORMERLY NATURAL RESOURCES)
HARD ASSETS SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment in equity and debt securities of companies engaged in the explora-tion, develop-ment, production, and distribution of natural resources.

PORTFOLIO MANAGER
 Van Eck Associates Corporation

VALUE EQUITY DIVISION
VALUE EQUITY SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment primarily in equity securities of U.S. and foreign issuers which, when purchased, meet quantitative standards believed by the Portfolio Manager to indicate above average financial soundness and high intrinsic value rela-tive to price.
PORTFOLIO MANAGER
 Eagle Asset Management, Inc.

EMERGING MARKETS DIVISION
EMERGING MARKETS SERIES
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in equity securities of companies that are considered to be in emerging market countries in the Pacific Basin and Latin America. Income is not an objective, and any production of current income is consid-ered incidental to the objective of growth of capital.
PORTFOLIO MANAGER
 Bankers Trust Company

MANAGED GLOBAL DIVISION
MANAGED GLOBAL SERIES
OBJECTIVE
 High total investment return, consistent with a prudent regard for capital preservation.
INVESTMENTS
 Investment in a wide range of equity and debt securities and money market instruments of both domestic and foreign issuers.
PORTFOLIO MANAGER
 Warburg, Pincus Counsellors, Inc.

LIMITED MATURITY BOND DIVISION
LIMITED MATURITY BOND SERIES
OBJECTIVE
 Highest current income consistent with low risk to principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.
INVESTMENTS
 Investment primarily in a diversified portfolio of limited maturity debt securities. No individual security will at the time of purchase have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

LIQUID ASSET DIVISION
LIQUID ASSET SERIES
OBJECTIVE
 High level of current income consistent with the preservation of capital and liquidity.
INVESTMENTS
 Obligations of the U.S. Government and its agencies and instrumentalities; bank obligations; commercial paper and short-term corporate debt securities.
TERM
 All issues maturing in less than one year.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

STRATEGIC EQUITY DIVISION
STRATEGIC EQUITY SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equities shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposures to equities when risk/reward characteristics are believed to be less attractive.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

SMALL CAP DIVISION
SMALL CAP SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities of companies that, at the time of purchase, have a total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index.
PORTFOLIO MANAGER
 Fred Alger Management, Inc.

The following Divisions invest in designated Series of the ESS Trust.

OTC DIVISION
OTC PORTFOLIO
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in securities of companies that are traded principally on the over-the-counter (OTC) market.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company


RESEARCH DIVISION
RESEARCH PORTFOLIO
OBJECTIVE
 Long-term growth of capital and future income.
INVESTMENTS
 Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company

TOTAL RETURN DIVISION
TOTAL RETURN PORTFOLIO
OBJECTIVE
 Above-average income consistent with prudent employment of capital.
INVESTMENTS
 Investment primarily in equity securities.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company


GROWTH & INCOME DIVISION
GROWTH & INCOME PORTFOLIO
OBJECTIVE
 Long-term total return.
INVESTMENTS
 Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.


VALUE + GROWTH DIVISION
VALUE + GROWTH PORTFOLIO
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment primarily in mid-cap growth companies with favorable relationships between price/ earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2 billion.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.


THE GCG TRUST AND THE ESS TRUST

The GCG Trust is an open-end management investment company, more commonly called a mutual fund. The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies offered by Golden American. This is called "mixed funding."

The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. This is called "shared funding." Although we do not anticipate any inherent difficul-ties arising from either mixed or shared funding it is theoretically possible that, due to differences in tax treatment or other considerations, the interest of owners of various contracts participating in the GCG Trust might at sometime be in conflict. After the GCG Trust receives the requisite order from the SEC, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The Board of Trustees of the GCG Trust, the Trust's Manager, and we and any other insurance companies participating in the GCG Trust are required to monitor events to identify any material conflicts that arise from the use of the GCG Trust for mixed and/or shared funding or between various policyowners and pension and retirement plans. For more information about the risks of mixed and shared funding please refer to the GCG Trust prospectus.

The ESS Trust is also an open-end management investment company. Currently, the ESS Trust's shares are not available to separate accounts of other insurance companies except affiliated insurance companies such as Golden American. It is anticipated that in the future the ESS Trust will become available to separate accounts of unaffiliated companies as well as to separate accounts funding variable life insurance policies offered by Golden American.

You will find complete information about both the GCG Trust and the ESS Trust, including the risks associated with each Series, in the accompanying Trust prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Trust prospec-tuses may be obtained by contacting our Customer Service Center.

CHANGES WITHIN ACCOUNT B
We may from time to time make additional divisions available. These divisions will invest in investment portfolios we find suitable for the contract. We also have the right to eliminate investment divisions from Account B, to combine two or more divisions, or to substitute a new portfolio for the port-folio in which a division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the contract. This may happen due to a change in laws or regulations, or a change in a portfo-lio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account B, which we determine to be associated with the class of contracts to which your contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

When permitted by law, We reserve the right to:

(1) deregister Account B under the 1940 Act;

(2) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

(3) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

(4) restrict or eliminate any voting rights as to Account B; and

(5) combine Account B with other accounts.

 FACTS ABOUT THE CONTRACT

THE OWNER
You are the owner. You are also the annuitant unless another annuitant is named in the application or enrollment form. You have the rights and options described in the contract. One or more persons may own the contract.

Death of an owner activates the death benefit provision. In the case of a sole owner who dies prior to the annuity commencement date, we will pay the benefi-ciary the death benefit then due. The sole owner's estate will be the benefi-ciary if no beneficiary designation is in effect, or if the designated benefi-ciary has predeceased the owner. In the case of a joint owner of the contract dying prior to the annuity commencement date, we will designate the surviving owner(s) as the beneficiary(ies). This supersedes any previous beneficiary designation. In the case where the owner is a trust, the beneficial owner of the trust will be treated as the owner of the contract solely for the purpose of activating the death benefit provision. See Contracts Owned by Non-Natural Persons.

THE ANNUITANT
The annuitant will receive the annuity benefits of the contract if living on the annuity commencement date. If the annuitant dies before the annuity commencement date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. Once named, neither the annuitant nor the contingent annuitant, if any, may be changed at any time.

If there is no contingent annuitant when the annuitant dies prior to the annuity commencement date, we will pay the beneficiary the death benefit then due. The beneficiary will be as provided in the beneficiary designation then in effect. If no beneficiary designation is in effect, or if there is no designated beneficiary living, the owner will be the beneficiary. If the annu-itant was the sole owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

THE BENEFICIARY
The beneficiary is the person to whom we pay death benefit proceeds if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. We pay death benefit proceeds to the primary bene-ficiary. See Proceeds Payable to the Beneficiary.

If the beneficiary dies before the annuitant or owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the owner (if other than the annuitant). If the owner was the annuitant, we pay any death benefit proceeds to the annuitant's estate.

One or more persons who must be individuals may be named as beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries. You may specify other than equal shares.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary must act together to exercise the rights and options under the contract.

CHANGE OF OWNER OR BENEFICIARY
During the annuitant's lifetime and while the contract is in effect, you may transfer ownership of the contract (if purchased in connection with a non-qual-ified plan) subject to our published rules at the time of the change. You may also change the beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Additional Considerations, Transfer of Annuity Contracts, and Assignments.

AVAILABILITY OF THE CONTRACT
We can issue a contract if both the annuitant and the owner are not older than age 85.

TYPES OF CONTRACTS

QUALIFIED CONTRACTS
 The contract may be issued as an Individual Retirement Annuity or in connec-tion with an individual retirement account. In the latter case, the contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and individual retirement accounts, we will only accept a $25,000 rollover contribution as the minimum initial premium.

 IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2.

NON-QUALIFIED CONTRACTS
 The contract may fund any non-qualified plan. Non-qualified contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

YOUR RIGHT TO SELECT OR CHANGE CONTRACT OPTIONS
Before the annuity commencement date, you may change the annuity commencement date, frequency of annuity payments or the annuity option by sending a written request to the Customer Service Center. The annuitant named on the application or enrollment form may not be changed at any time.

PREMIUMS
You purchase the contract with an initial premium. After the end of the free look period, you may make additional premium payments. See Making Additional Premium Payments. The minimum initial premium is $25,000 for qualified and non-qualified contracts. In connection with qualified plans, we will only accept rollover contributions of $25,000 or more as the initial premium. We also offer other DVAs through other prospectuses which are contracts with different charging structures.

We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000. We may change the minimum initial or addi-tional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

QUALIFIED PLANS
 For IRA contracts, the annual premium on behalf of any individual contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.

WHERE TO MAKE PAYMENTS
 Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

MAKING ADDITIONAL PREMIUM PAYMENTS
You may make additional premium payments after the end of the free look period. We can accept additional premium payments until either the annuitant or owner reaches the attained age of 85 under non-qualified plans. For quali-fied plans, no contributions may be made to an IRA contract for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan.

CREDITING PREMIUM PAYMENTS
The initial premium will be accepted or rejected within two business days of receipt by us of a completed application or enrollment form. We may retain the initial premium for up to five days while attempting to complete an incomplete application or enrollment form. If the application or enrollment form cannot be made complete within five valuation days, the applicant or enrollee will be informed of the reasons for the delay and the initial premium will be returned immediately unless the applicant or enrollee specifically consents to our retaining the initial premium until the application or enrollment form is made complete. Thereafter, all premiums will be accepted on the day received.

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial and additional premium payments by wire order from the broker-dealer to the Customer Service Center. Such transmittals must be accom-panied by a simultaneous telephone facsimile transmission containing the essential information we require to open an account and allocate the premium payment.

Premium payments accepted via wire order and accompanying facsimile transmis-sions will be invested at the value next determined following receipt. Wire orders not accompanied by facsimile transmissions, or accompanied by facsimile transmissions which do not contain the essential information we require to open an account and allocate the premium payment, may be retained for a period not exceeding five business days while an attempt is made to obtain the required facsimile transmission. If the required facsimile transmission cannot be obtained within five business days, the Customer Service Center will inform the broker-dealer, on behalf of the applicant/enrollee, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant/enrollee, unless the applicant/enrollee specifically consents to allow us to retain the premium payment until the required facsimile transmission is received by the Customer Service Center.

We will issue the contract; however, until we have received and accepted at the Customer Service Center a properly completed application or enrollment form, we reserve the right to rescind the contract. If an application or enrollment form is not received within ten days of receipt of the initial premium via wire order, or if an incomplete application or enrollment form is received and cannot be completed within ten days of receipt of the initial premium, the amount of the initial premium, with any gain, will be returned to the broker-dealer for return to the applicant/enrollee. In no event will less than the full amount of the initial premium be returned to the applicant/enrollee.

On the date we receive and accept your initial or additional premium payment:

(1) We allocate the initial premium among the divisions according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the accumulation value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the accumulation value will be allocated among the divisions in proportion to the amount of accumulation value in each division as of the date we receive and accept the additional premium payment.

(2) For an initial premium, we calculate the distribution fee and any charge for premium taxes, if applicable. When an additional premium payment is made we increase any distribution fee and any charge for premium taxes, if applicable. These charges will be collected by us from the contract's accumulation value. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

(3) For an initial premium, we calculate the guaranteed death benefit. When an additional premium payment is made we increase the guaranteed death bene-fit.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION
 In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Customer Service Center for purchase of the contract. Contact the Customer Service Center to find out about state availability.

 Upon receipt of the electronic data and wire transmittal, we will open an account and allocate the premium payment according to the client's instruc-tions. Based on the information provided, we will generate an application or enrollment form and contract to be forwarded to the applicant/enrollee for signature.

 During the period from receipt of the initial premium until the signed appli-cation or enrollment form is received, the owner may not execute any finan-cial transactions with respect to the contract unless such transactions are requested in writing and signature guaranteed.

RESTRICTIONS ON ALLOCATION OF PREMIUM PAYMENTS
We may require that the initial premium be allocated to the Specially Desig-nated Division during the free look period for initial premiums received from some states. After the free look period, if your initial premium was allocated to the Specially Designated Division, we will transfer the accumulation value to the divisions you previously selected based on the index of investment expe-rience next computed for each division. See Measurement of Investment Experi-ence, Index of Investment Experience and Unit Value.

YOUR RIGHT TO REALLOCATE
You may reallocate your accumulation value among the divisions of Account B at the end of the free look period. You are allowed five allocation changes per contract year without charge. There will be a charge of $25 deducted from the accumulation value for each additional allocation change. When a reallocation is made, we redeem shares of the Series underlying the divisions you are trans-ferring from at their net asset value. Reinvestment is then made in shares of the Series of the divisions you are transferring to at their net asset value. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center.

RESTRICTIONS ON REALLOCATIONS
 Some restrictions may apply based on the free look provisions of the state where the contract is issued. See Your Right to Cancel or Exchange Your Contract.

DOLLAR COST AVERAGING OPTION
If you have at least $10,000 of accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division, you may choose to have a specified dollar amount transferred from this division to other divisions in Account B on a monthly basis. The main Objective of dollar cost averaging is to attempt to shield your investment from short- term price fluctuations. Since the same dollar amount is transferred to other divisions each month, more units are purchased in a division if the value per unit is low and less units are purchased if the value per unit is high.

Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluc-tuations but does not assure a profit or protect against a loss in declining markets. See Measurement of Investment Experience, Index of Investment Experi-ence and Unit Value.

This dollar cost averaging option may be elected at the time the application or enrollment form is completed or at a later date. The minimum amount that may be transferred each month is $250. The maximum amount which may be transferred is equal to the accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division when elected, divided by 12.

The transfer date will be the same calendar day each month as the contract date. The dollar amount will be allocated to the divisions in which you are invested in proportion to your accumulation value in each division unless you specify otherwise. If, on any transfer date, the accumulation value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each contract year, or cancel this option by sending us satisfactory notice to the Customer Service Center at least seven days before the next transfer date. Any allocation under this option will not be included in deter-mining if the excess allocation charge will apply.

WHAT HAPPENS IF A DIVISION IS NOT AVAILABLE
When a distribution is made from an investment portfolio supporting a division of Account B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Division.

Such a distribution can occur when (a) an investment portfolio matures, or (b) a distribution from a portfolio or division cannot be reinvested in the port-folio or division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation to other than the Specially Desig-nated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has occurred. If within 30 days you allocate the accumulation value from the Specially Desig-nated Division to other divisions of your choice, such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted.

YOUR ACCUMULATION VALUE
Your accumulation value is the sum of the amounts in each of the divisions in which you are invested, and is the amount available for investment at any time. You select the divisions to which to allocate the accumulation value. We adjust your accumulation value on each Valuation Date to reflect the divisions' investment performance and on each contract processing date to reflect the removal of any charges. The accumulation value is applied to your choice of an annuity option on the annuity commencement date. See Choosing an Income Plan.

You may choose up to sixteen divisions and allocate your accumulation value among them in any way you choose.

ACCUMULATION VALUE IN EACH DIVISION

ON THE CONTRACT DATE
 On the contract date, the accumulation value is allocated to each division as specified on the application or enrollment form, unless the contract is issued in a state that requires the return of premium payments during the free look period, in which case, your initial premium will be allocated to the Specially Designated Division during the free look period. See Your Right to Cancel or Exchange Your Contract.

ON EACH VALUATION DATE
 At the end of each subsequent valuation period, the amount of accumulation value in each division will be calculated as follows:

 (1) We take the accumulation value in the division at the end of the preceding valuation period.

 (2) We multiply (1) by the division's net rate of return for the current valuation period.

 (3) We add (1) and (2).

 (4) We add to (3) any additional premium payments allocated to the division during the current valuation period.

 (5) We add or subtract allocations to or from that division during the current valuation period.

 (6) We subtract from (5) any partial withdrawals and any associated charges allocated to that division during the current valuation period.

 (7) We subtract from (6) the amounts allocated to that division for:

   (a) any contract fees; and

   (b) any distribution fee and any charge for premium taxes. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

All amounts in (7) are allocated to each division in the proportion that (6) bears to the accumulation value, unless the Charge Deduction Division has been specified.

MEASUREMENT OF INVESTMENT EXPERIENCE

INDEX OF INVESTMENT EXPERIENCE AND UNIT VALUE
 The investment experience of a division is determined on each valuation date. We use an index to measure changes in each division's experience during a valuation period. We set the index at $10 when the first Investments in a division are made, except for the OTC, Research, Total Return, Growth and Income, and Value + Growth Divisions, which started with indices of $14.64, $16.51, $13.82, $10.94, and $12.01, respectively. The index for a current valuation period equals the index for the preceding valuation period multi-plied by the experience factor for the current valuation period.

 We may express the value of amounts allocated to the divisions in terms of units. We determine the number of units for a given amount on a valuation date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

HOW WE DETERMINE THE EXPERIENCE FACTOR
 For divisions of Account B the experience factor reflects the investment experience of the Series in which a division invests as well as the charges assessed against the division for a valuation period. The factor is calcu-lated as follows:

 (1) We take the net asset value of the portfolio in which the division invests at the end of the current valuation period.

 (2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current valuation period. We subtract from that amount a charge for our taxes, if any.

 (3) We divide (2) by the net asset value of the portfolio at the end of the preceding valuation period.

 (4) We subtract the daily mortality and expense risk charge from each divi-sion for each day in the valuation period.

 (5) We subtract the daily asset based administrative charge from each divi-sion for each day in the valuation period.

 Calculations for divisions investing in a Series are made on a per share basis.

NET RATE OF RETURN FOR A DIVISION OF ACCOUNT B
 The net rate of return for a division during a valuation period is the expe-rience factor for that valuation period minus one.

CASH SURRENDER VALUE
Your contract's cash surrender value fluctuates daily with the investment results of the divisions you have selected. We do not guarantee any minimum. On any date before the annuity commencement date while the contract is in effect, the cash surrender value is calculated as follows:

(1) We take the contract's accumulation value;

(2) We deduct any incurred distribution fee and any unrecovered charge for premium taxes. (See Charges and Fees, Premium Taxes);

(3) We deduct any charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
The contract may be surrendered by the owner at any time while the annuitant is living and before the annuity commencement date.

A surrender will be effective on the date your written request and the contract are received by us at our Customer Service Center and the cash surrender value is determined accordingly as of that date. All benefits under the contract will then be terminated as of that date. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. See The Annuity Options. We will usually pay the cash surrender value within seven days but we may delay payment as described in the When We Make Payments provision.

PARTIAL WITHDRAWALS
Prior to the annuity commencement date, while the annuitant is living and the contract is in effect, you may take partial withdrawals from the accumulation value by sending satisfactory notice to the Customer Service Center. Unless you specify otherwise, the amount of the withdrawal will be taken in proportion to the amount of accumulation value in each division in which you are invested.

There are three options available for selecting partial withdrawals, the Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. Partial withdrawals may not be repaid.

CONVENTIONAL PARTIAL WITHDRAWAL OPTION
 After the free look period, you may take a conventional partial withdrawal once each contract year without charge. If you take more than one conven-tional partial withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn. The minimum amount you may withdraw under this option is $1,000. In no event may a conventional partial withdrawal or a combination of a conventional partial withdrawal and system-atic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal. Also, in no event may a combination of a conventional partial withdrawal and IRA partial withdrawals received or expected to be received during a contract year, exceed 25% of the accumulation value as of the date of the conventional partial withdrawal.

SYSTEMATIC PARTIAL WITHDRAWAL OPTION
 This option may be elected at the time the application or enrollment form is completed, or at a later date. This option may be elected to commence in a contract year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA partial withdrawal option is in effect.

 You may choose to receive systematic partial withdrawals on a monthly or quarterly basis from the accumulation value in the divisions of Account B. The commencement of payments under this option may not be elected to start sooner than 28 days after the contract issue date. You select the date of the quarter or month when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the contract date. You may select a dollar amount or a percentage of the accumulation value as the amount of your with-drawal subject to the following maximums, but in no event can a payment be less than $100:

    FREQUENCY   MAXIMUM PERCENTAGE
    ---------   ------------------
     Monthly          1.25%
    Quarterly         3.75%

 If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of the accumulation value on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $2,500 monthly withdrawal was elected and on the withdrawal date 1.25% of the accumulation value equaled $1,500, the withdrawal amount would be reduced to $1,500. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 1.0% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 1.25% of the accumulation value, we would send $100. If 1.0% equaled $75, since $100 is more than 1.25% of the accumulation value we would send $75 and then cancel the option. In such a case, in order to receive systematic partial withdrawals in the future, you would be required to submit a new notice to our Customer Service Center.

 You may change the amount or percentage of your withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to us at our Customer Service Center at least seven days prior to the next sched-uled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a conventional partial withdrawal.

 In no event may a systematic partial withdrawal or a combination of a conven-tional partial withdrawal and systematic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumula-tion value as of the date of the current withdrawal.

IRA PARTIAL WITHDRAWAL OPTION
 If you have an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considera-tions, Taxation of Individual Retirement Annuities. We will send you a notice before your distributions must commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the systematic partial withdrawal option is in effect. If you do not elect the IRA partial withdrawal option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law will be made. Thus, if the systematic partial withdrawal option is in effect, distribution under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

 You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the contract date.

 We will determine the amount that is required to be withdrawn from your contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the accumulation value, we will cancel the contract and send you the amount of the cash surrender value.

 You may change the payment frequency of your withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

PARTIAL WITHDRAWALS IN GENERAL
 CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. Please refer to Federal Tax Considerations for more details.

PROCEEDS PAYABLE TO THE BENEFICIARY
If either the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date, we will pay the beneficiary the death benefit proceeds under the contract. Such amount may be received in a single sum or applied to any of the annuity options. See The Annuity Options. If we do not receive a request to apply the death benefit proceeds to an annuity option, a single sum distribution will be made. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

If the annuitant and owner are both age 75 or younger at issue the death benefit is the greater of the accumulation value and the guaranteed death benefit.

MAXIMUM GUARANTEED DEATH BENEFIT
 This amount is calculated as follows:

 (1) We determine the total premiums paid;

 (2) We multiply (1) by two;

 (3) We determine the total partial withdrawals taken; and

 (4) We subtract (3) from (2).

GUARANTEED DEATH BENEFIT
 On the contract date the guaranteed death benefit is equal to the initial premium. On subsequent valuation dates, the guaranteed death benefit is calculated as follows:

 (1) We take the guaranteed death benefit from the prior valuation date;

 (2) We calculate interest on (1) for the current valuation period at an annual rate of 7% (the guaranteed death benefit interest rate), except that with respect to amounts in the Liquid Asset Division, the interest rate applied to such amounts will be the net rate of return for the Liquid Asset Division during the current valuation period, if it is less than 7%;

 (3) We add (1) and (2);

 (4) We add to (3) any additional premiums paid during the current valuation period; and,

 (5) We subtract from (4) any partial withdrawals made during the current valuation period.

 If (5) is greater than the maximum guaranteed death benefit, we will pay the maximum guaranteed death benefit.

 If the annuitant or owner is age 76 or older at issue, the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
 We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

REPORTS TO OWNERS
We will send you a report once each contract quarter within 31 days after the end of each contract quarter. The report will show the accumulation value, the cash surrender value, and the death benefit as of the end of the contract quarter.

The report will also show the allocation of the accumulation value as of such date and the amounts deducted from or added to the accumulation value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdic-tion in which the contract is delivered.

We will also send you copies of any shareholder reports of the portfolios or securities in which Account B invests, as well as any other reports, notices or documents required by law to be furnished to contract owners.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and the cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

However, we may delay payment of amounts derived from the divisions if it is not practical for us to value or dispose of shares of Account B because:

(1) The NYSE is closed for trading;

(2) The SEC determines that a state of emergency exists;

(3) An order or pronouncement of the SEC permits a delay for the protection of contract owners; or,

(4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

During such times, as to amounts allocated to the divisions, we may delay:

(1) Determination and payment of any cash surrender value;

(2) Determination and payment of any death benefit if death occurs before the annuity commencement date;

(3) Allocation changes of the accumulation value; or,

(4) Application under an annuity option of the accumulation value.

 CHARGES AND FEES

CHARGE DEDUCTION DIVISION
You may specify on the application or enrollment form if you wish to use the Charge Deduction Division Option. If you so specify, all charges against the accumulation value will be deducted from the Liquid Asset Division. If the amount of the charge is greater than the amount in the division, the charge will be deducted proportionately from all the divisions in which you are invested. You may also choose to elect or cancel this option while the contract is in force by sending us satisfactory notice to our Customer Service Center. If you do not elect this option, the charges will be deducted proportionately from all the divisions in which you are invested.

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. We may reduce certain fees and charges, including any distribution fees, surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 0.65% of each premium. This charge is incurred at the beginning of each contract processing period and deducted at the end of each contract processing period (or at the time of surrender if surrendered before the end of a contract processing period) for a period of ten years from the date we receive and accept each premium payment.

 We also offer a DVA through another prospectus, which is a contract with a different charging structure.

PREMIUM TAXES
 We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the annuitant's state of residence. We reserve the right to change this amount to conform with changes in the law or if the annuitant or owner changes state of resi-dence, as applicable.

 Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from your accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states we initially advance the amount of the charge for premium taxes to your accumulation value and then deduct it in equal installments on each contract processing date over a six year period, as applicable.

 Currently, in those states where we advance the charge for premium taxes, we will waive the deduction of the applicable installments of the charge for premium taxes on each contract processing date. However, we will deduct the unrecovered charge for premium taxes (not including installments which were waived) when determining the cash surrender value payable if you surrender your contract. We reserve the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commence-ment date.

 In those cases when we advance the charge for premium taxes, since the charge for premium taxes is advanced to the accumulation value, a positive net rate of return will give a higher cash surrender value and a negative net rate of return will give a lower cash surrender value than would be the case had the charge for premium taxes been deducted from your premium payment.

EXCESS ALLOCATION CHARGE
 We allow you five free allocation changes between divisions per contract year. For each additional allocation change, we will charge you $25 at the time each allocation change is processed. This amount represents the maximum we will charge. The charge is deducted from the division(s) from which each such reallocation is made in proportion to the amount being transferred from each such division unless you have chosen to use the Charge Deduction Divi-sion. The excess allocation charge is set at a level that is not designed to produce profit for Golden American or any affiliate. Any allocation(s) or transfer(s) due to the election of the Dollar Cost Averaging Option and real-location under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. The charge is deducted from the division(s) from which each such partial withdrawal is made in proportion to the amount being withdrawn from each division unless you have chosen to use the Charge Deduction Division. See Partial Withdrawals, Conventional Partial Withdrawal Option.

CHARGES DEDUCTED FROM THE DIVISIONS
Mortality and Expense Risk Charge The daily charge is at the rate of 0.003446% (equivalent to an annual rate of 1.25%) on the assets in each division. Approx-imately 0.60% of this annual charge is allocated to the mortality risk and 0.65% is allocated to the expense risk.

This charge will compensate us for mortality and expense risks we assume under the contract. We will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the contract. We will use any gain for any lawful purpose including any shortfalls on paying distribution expenses.

The mortality risk assumed is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. Golden American also assumes a risk under the contract for paying a guaranteed death benefit.

The expense risk assumed is the risk that it will cost us more to issue and administer the contract than we expect.

ASSET BASED ADMINISTRATIVE CHARGE
 We will deduct a daily charge from the assets in each division of the Accounts, to compensate Golden American for administrative expenses under the contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each division.

 This asset based administrative charge will not exceed the cost of the serv-ices to be provided over the life of the contract.

TRUST EXPENSES
There are fees and charges deducted from each Series of the GCG Trust and the ESS Trust. Please read the respective Trust prospectus for details.

 CHOOSING AN INCOME PLAN

THE INCOME PLAN
If the annuitant and owner are living on the annuity commencement date, we will begin making payments to the annuitant under an income plan. We will make these payments under the annuity option chosen in the application or enrollment form or as subsequently changed. You may change an annuity option by making a written request to us at least 30 days prior to the annuity commencement date of the contract. The amount of the payments will be determined by applying the accumulation value on the annuity commencement date in accordance with The Annuity Options section below. See When We Make Payments.

You may also elect an annuity option on surrender of the contract for its cash surrender value or, you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity commencement date. If, at the time of the annuitant's or owner's death, no option has been chosen for paying death benefit proceeds, the beneficiary may choose an option within one year.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the accumulation value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the contract. If your contract has been lost, we will require that you complete and return the applicable lost contract form. Various factors will affect the level of annuity benefits including the annuity option chosen, the assumed interest rate used and the investment results of the division(s) in which the accumulation value has been invested.

Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the annuitant or beneficiary (and sex, where appropriate), the total accumulation value applied to purchase the fixed option, and the applicable payment rate.

Our approval is needed for any option where:

(1) The person named to receive payment is other than the owner or benefi-ciary;

(2) The person named is not a natural person, such as a corporation; or

(3) Any income payment would be less than the minimum annuity income payment allowed.

ANNUITY COMMENCEMENT DATE SELECTION
You select the annuity commencement date in the application or enrollment form. You may select any date following the third contract anniversary but before the contract processing date in the month following the annuitant's 90th birthday. If you do not select a date, the annuity commencement date will be in the month following the annuitant's 90th birthday. However, in the state of Pennsylvania the annuity commencement date may not be later than in the month following the annuitant's 85th birthday for annuitants with an issue age of 80 and under. If the annuity commencement date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the contract will not be considered an annuity for Federal tax purposes. See Federal Tax Consid-erations. For a contract purchased in connection with a qualified plan, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.

FREQUENCY SELECTION
You choose the frequency of the annuity payments. They may be monthly, quar-terly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 is variable. For a fixed option, the accumulation value is transferred to the general account.

OPTION 1. INCOME FOR A FIXED PERIOD
 Payment is made in equal installments for a fixed number of years based on the accumulation value as of the annuity commencement date. We guarantee that each monthly payment will be at least the amount set forth in the contract. Guaranteed amounts for annual, semi-annual and quarterly payments are avail-able upon request. Illustrations are available upon request. If the cash surrender value or accumulation value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the annuitant reaches age 59 1/2.

OPTION 2. INCOME FOR LIFE
 Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain are available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death.

 We guarantee that each payment will be at least the amount set forth in the contract corre-sponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the contract are available upon request.

OPTION 3. JOINT LIFE INCOME
 This option is available if there are two persons named to receive payments. At least one of the persons named must be either the owner or beneficiary of the contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

OPTION 4. ANNUITY PLAN
 An amount can be used to buy any single premium annuity we offer on the option's effective date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

(1) For options 1, 2, or any remaining guaranteed payments, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is 3% for option 1 and 3.50% for option 2 per year. We will however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the contract.

(2) For option 3, no amounts are payable after both named persons have died.

(3) For option 4, the annuity agreement will state the amount due, if any.

 OTHER INFORMATION

OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS ON THE APPLICATION OR ENROLLMENT FORM
 If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the contract shall be those that the premium payment would have bought at the correct age or sex.

SENDING NOTICE TO US
 Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your contract number and, if you are not the annuitant, the name of the annuitant.

ASSIGNING THE CONTRACT AS COLLATERAL
 You may assign a non-qualified contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. See Additional Considerations, Transfer of Annuity Contracts, and Assignments. An assignment may have Federal tax consequences. See Federal Tax Considerations.

 You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NON-PARTICIPATING
 The contract does not participate in the divisible surplus of Golden Ameri-can.

AUTHORITY TO MAKE AGREEMENTS
 All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the contract's terms, make any agreements binding on us or extend the time for premium payments.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We reserve the right to make changes in the contract to the extent we deem it necessary to continue to qualify the contract as an annuity. Any such changes will apply uniformly to all contracts that are affected. You will be given advance written notice of such changes.

YOUR RIGHT TO CANCEL OR EXCHANGE YOUR CONTRACT

CANCELLING YOUR CONTRACT
 You may cancel your contract within your free look period, which is ten days after you receive your contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the contract is mailed to you. Some states may require a longer free look period. If you decide to cancel, you may mail or deliver the contract to us at our Customer Service Center. We will refund the accumulation value plus any charges we deducted, and the contract will be voided as of the date we receive the contract and your request. Some states require that we return the premium paid. In these states, we require that your premium be allocated to the Specially Designated Division during the free look period. If you exercise your right to cancel, we will return the greater of (a) the premium invested and (b) the accumulation value of your contract plus any amounts deducted under the contract or by the Trust for taxes, charges or fees. If you do not choose to exercise your right to cancel during the free look period, then at the end of the free look period your money will be invested in the division(s) chosen by you, based on the index of investment experience next computed for each division. See Measurement of Investment Experience, Index of Experience and Unit Value.

EXCHANGING YOUR CONTRACT

 For information regarding exchanges under Section 1035 of the Internal Revenue Code of 1986, as amended, see Federal Tax Considerations.


OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any distribution fee, surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or reduce the death benefit proceeds payable. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or spon-sored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a contract is approved. We may change these rules from time to time. Any variation in the distribution fee will reflect differences in costs or services and will not be unfairly discrim-inatory.

SELLING THE CONTRACT
DSI is also principal underwriter and distributor of the contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distri-bution agreement. The offering of the contract will be continuous.

DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applica-tions for contracts may be solicited by registered representatives of the broker-dealers appointed by Golden American to sell its variable life insurance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regula-tions to sell variable life insurance and variable annuities. The writing agent will receive commissions of up to 0.75% of average annual contract assets per year over the life of the contract.

REINSURANCE
Golden American reinsures its mortality risk associated with the contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a rein-surance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

 REGULATORY INFORMATION

VOTING RIGHTS
We will vote the shares of the Trusts owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of the Trusts in our own right, we may decide to do so.

We determine the number of shares that you have in a division by dividing the contract's accumulation value in that division by the net asset value of one share of the portfolio in which a division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instruc-tions by mail at least 10 days before the meeting.

If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that divi-sion. We will also vote shares we hold in Account B which are not attributable to owners in the same proportion.

STATE REGULATION
We are regulated and supervised by the Insurance Department of the State of Delaware, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable contract offered by this prospectus has been approved by the Insurance Department of the State of Delaware and by the Insurance Departments of other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdic-tions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
Golden American, as an insurance company, is ordinarily involved in litiga-tion. We do not believe that any current litigation is material and we do not expect to incur significant losses from such actions.

LEGAL MATTERS
The legal validity of the contract described in this prospectus has been passed on by Myles R. Tashman, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

EXPERTS
The financial statements of Golden American Life Insurance Company, Separate Account B and The Managed Global Account of Separate Account D, appearing in the Statement of Additional Information and in the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

 FEDERAL TAX CONSIDERATIONS

INTRODUCTION
The contract is designed for use by individuals or groups in retirement plans which are qualified under Section 408 or non-qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts paid for the contract, on the investment return on assets held under the contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends upon the terms of the contract, upon Golden American's tax status and upon the tax status of the individuals concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Golden American's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "IRS"). For a discussion of Federal income taxes as they relate to the Trusts, please see the accompanying prospectus for the respective Trust.

GOLDEN AMERICAN TAX STATUS
Golden American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since Account B is not a separate entity from Golden American and its operations form a part of Golden American, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Account B are reinvested and taken into account in determining the accumulation value. Under existing Federal income tax law, Golden American does not incur tax on Account B's investment income, including realized net capital gains. Golden American reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

TAXATION OF NON-QUALIFIED ANNUITIES

1. IN GENERAL
 Code (S)72 generally governs the taxation of non-qualified annuities. Under this provision, except as described below, any increase in the contract's value is generally not taxable to the owner until a distribution is made from the contract, either in the form of annuity payments as contemplated by the contract, or in some other form of distribution. (For purposes of this rule, the amount of any indebtedness that is secured by a pledge or assignment of the contract is treated as a payment received on account of a partial with-drawal from the contract.) However, this rule applies only if (1) the Invest-ments of Account B are "adequately diversified" in accordance with Treasury Department regulations, (2) Golden American, rather than the owner, is considered the owner of the assets of Account B for Federal income tax pur-poses, and (3) the owner is an individual.

  Diversification Requirements. Treasury Department regulations ("Regula-tions") issued under Code (S)817 (h) prescribe the manner in which the Investments of a segregated asset account, such as Account B, are to be "adequately diversified." The Regulations generally require that on the last day of each quarter of a calendar year (i) no more than 55% of the value of each segregated asset account is represented by any one invest-ment; (ii) no more than 70% is represented by any two Investments; (iii) no more than 80% is represented by any three Investments; and (iv) no more than 90% is represented by any four Investments. For purposes of complying with these requirements, all securities of the same issuer are treated as a single investment, and each U.S. government agency or instrumentality will be treated as a separate issuer. In addition, where a segregated asset account invests in other regulated investment companies or certain other entities (e.g., the divisions of Account B do), a "look-through" rule applies and, as a result, each division of an account must be tested for compliance with the percentage limitations by looking through to the assets of that division.

  If Account B failed to comply with these diversification standards, the contract would not be treated as an annuity contract for Federal income tax purposes and the owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the first period of non-diversification. Golden American expects that Account B, including each of the divisions, will comply with the diversification requirements prescribed by the Regulations.

  Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the segregated asset account, such as Account B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of the segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regu-lations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the Investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their Investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

  The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this contract has the choice of more investment options to which to allocate premium payments and accumulation values, and may be able to transfer among investment options more frequently, than in such rulings. In addition, the owner of this contract has the choice of certain investment options which may be more similar to each other in their investment Objectives than in such rulings. These differences could result in the owner being treated as the owner of a portion of the assets of Account B. In addition, Golden American does not know what standards will be set forth in the regulations or rulings which the Treasury Depart-ment has stated it expects to issue. Golden American therefore reserves the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of Account B.

  Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regu-lations or a ruling which treated an owner of this contract as the owner of Account B, that treatment might apply on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an owner might retroactively be determined to be the owner of the assets of Account B.

  Non-Natural Owner. As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a contract under a non-qualified deferred compensation arrangement for its employees.

  In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) contracts issued in connection with certain qualified plans, (3) contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

  In addition to the foregoing, if the contract's annuity commencement date occurs at a time when the annuitant is at an advanced age, such as over age 85, it is possible that the owner will be taxable currently on the annual increase in the accumulation value. The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes.

2. WITHDRAWALS PRIOR TO THE ANNUITY COMMENCEMENT DATE
 Code (S)72 provides that the proceeds of a total surrender of a contract prior to the annuity commencement date will be taxed to the extent that the amount distributed exceeds the "investment in the contract" and that any conventional or systematic partial withdrawal from a contract prior to the annuity commencement date will be treated as taxable income to the extent the amount held under the contract immediately before the withdrawal occurs exceeds the "investment in the contract." The "investment in the contract" is defined in the Code as that portion, if any, of premium payments by or on behalf of an individual under a contract which was not excluded from the individual's gross income at the time of such payment less any amounts previ-ously received under the contract which were excluded from the individual's gross income at the time of their receipt. The taxable portion of any distri-bution received prior to the annuity commencement date will be subject to tax at ordinary income tax rates. For purposes of this rule, a pledge or assign-ment of a contract is treated as a payment received on account of a partial withdrawal of a contract.

 In the case of systematic partial withdrawals, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial withdrawal prior to the annuity commencement date, as described above. However, there is some uncertainty regarding the tax treatment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

 In addition, the contract provides a death benefit that in certain circum-stances may exceed the greater of the premium payments and the accu-mulation value. As described elsewhere in this prospectus, Golden American imposes certain charges with respect to, among other things, the death bene-fit. It is possible that some portion of those charges could be treated for Federal tax purposes as a partial withdrawal from the contract.

3. ANNUITY PAYMENTS AND WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE Proceeds of a total surrender of the contract after the annuity commencement date are taxable to the extent the proceeds exceed the investment in the contract. In addition, proceeds of a partial withdrawal after the annuity commencement date are fully taxable. Also, a portion of each annuity payment under the contract is taxable if the value of the contract exceeds the investment in the contract. The taxable portion of an annuity payment will be subject to tax at ordinary income tax rates.

 For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract (allocated to the fixed annuity option) bears to the total expected amount of fixed annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates.

 For variable annuity payments, in general, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract (allocated to the variable annuity option) by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates.

 Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

 If amounts have become payable under the contract (such as where the owner elects to surrender an amount) and if the distribution-at-death rules do not apply to such amount, the amount will be treated as a partial or full surrender for Federal income tax purposes if applied under an annuity option later than 60 days after the time when the amount became payable. Thus, if such an amount is applied under an annuity option after the 60 day period, it will be treated as a partial or full surrender, even if the full amount has not been distributed from the contract.

4. WITHHOLDING AND REPORTING REQUIREMENTS
 Golden American will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the taxpayer notifies Golden American at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments typically are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the annuity commencement date) is 10%. Golden American also has tax reporting obligations with respect to distributions from the contract.

5. PENALTY TAX ON CERTAIN WITHDRAWALS
 With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the owner, or where the owner is not an individual, the death of the "primary annuitant" (i.e., the indi-vidual the events in whose life are of primary importance in affecting the timing or amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code (S)72(m)(7);
 (iii) which are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his benefi-ciary; (iv) from a qualified plan; (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code (S)130(d)); (vii) under an immediate annuity contract, or
 (viii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee sepa-rates from service.

 If the penalty tax does not apply to a withdrawal as a result of the applica-tion of item (iii) above, and the series of payments is subsequently modified (other than by reason of death or disability), the tax for the year when the modi-fication occurs will be increased by an amount (as determined by regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is within five years of the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

 In the case of systematic withdrawals, it is unclear whether such withdrawals will qualify for exception (iii) above.

TAXATION OF INDIVIDUAL RETIREMENT ANNUITIES
Code (S)408 permits individuals or their employers to contribute to an indi-vidual retirement program known as an Individual Retirement Annuity. If the contract is used for this purpose, the owner must be the annuitant. In addi-tion, distributions from certain other types of qualified retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis.

Individual Retirement Annuities are subject to limitations on the amount which may be contributed and the time when distributions may commence. Tax penalties may apply to contributions in excess of specified limits, loans or assign-ments, distributions in excess of a specified amount annually or that do not meet specified requirements, and in certain other circumstances.

Under the Internal Revenue Code, distributions from qualified retirement plans, including Individual Retirement Annuities, Simplified Employee Pensions, and Tax Sheltered Annuities, generally must begin not later than April 1st of the calendar year following the calendar year in which an owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. See the Statement of Additional Information for a discussion of the various special rules concerning the minimum distribution requirements.

If all premium payments made to an Individual Retirement Annuity were deduct-ible, all amounts distributed from the contract are included in the recipi-ent's income when distributed. However, if nondeductible premium payments were made to the Individual Retirement Annuity (within the limits allowed by the tax law), a portion of each distribution from the contract typically is included in income when it is distributed. In such a case, any amount distrib-uted as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating the investment in the contract as the sum of the non-deductible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the amount held under the contract. The amount includible in income may be subject to a 10% penalty tax if the recipient is under age 59 1/2.

Individual Retirement Annuities generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the accumulation value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

Subject to certain direct rollover and mandatory withholding requirements (discussed below), amounts generally may be "rolled over" from a qualified retirement plan to an Individual Retirement Annuity (or from an Individual Retirement Annuity or individual retirement account to an Individual Retire-ment Annuity) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or Individual Retirement Annuities may be rolled over.

In the case of annuity contracts used in connection with a pension, profit-sharing, or annuity plan qualified under Code (S)401(a) or 403(a), or in the case of a Code (S)403(b) "Tax Sheltered Annuity," any "eligible rollover distribution" from the contract will be subject to direct rollover and manda-tory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Code (S)401(a), qualified annuity plan under Code (S)403(a), or Code (S)403(b) Tax Sheltered Annuity or custodial account, excluding certain amounts (such as minimum distributions required under Code (S)401(a)(9) and distributions which are part of a "se-ries of substantially equal periodic payments" made for life or a specified period of 10 years or more. Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution. In addition, the participant in these qualified retirement plans cannot elect out of with-holding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the participant elects to have amounts directly trans-ferred to certain qualified retirement plans (such as to this contract when issued as an Individual Retirement Annuity). It is important that you consult your tax advisor before purchasing an Individual Retirement Annuity.

 ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
In order to be treated as an annuity contract for Federal tax purposes, a non-qualified contract must provide the following two distribution rules: (a) if any holder dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, the remainder of his or her interest will be distributed at least as quickly as under the method of distribution in effect on the holder's death; and (b) if the holder dies before the annuity commencement date, his or her entire interest in the contract must generally be distributed within five years after the date of death, or to the extent such interest is payable to a designated beneficiary, such interest must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as the distributions begin within one year after the date of death. If the beneficiary is the surviving spouse of the holder, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse. Before the annuity commencement date, the holder will generally be the owner, and after the annuity commencement date, the holder generally may be the annuitant and the owner.

Where the holder is not an individual, solely for the purpose of the distribu-tion at death rules, the primary annuitant is considered the holder. The primary annuitant is the individual the events in the life of whom are of primary importance in affecting the timing or amount of payment under a contract. Finally, in the case of joint holders, the distribution will be required at the death of the first of the holders to die.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a non-qualified contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(b) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

TRANSFER OF ANNUITY CONTRACTS
Transfers of non-qualified annuity contracts for less than the full and adequate consideration will trigger tax on the gain in the contract, at the time of such transfer, with the transferee getting a step-up in basis for the amount included in the owner's income. Such a transfer could result on the annuity commencement date if the annuitant is not the owner or the owner's spouse. This provision does not apply to transfers between spouses or incident to a divorce.

(S)1035 EXCHANGES
Code (S)1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another. If the exchanged contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's invest-ment in the contract, will continue to apply to the new contract. In contrast, contracts issued on or after January 19, 1985, in a Code (S)1035 exchange are treated as new contracts for purposes of the penalty tax and distribution-at-death rules. Special rules and procedures apply to Code (S)1035 transactions. Prospective owners wishing to take advantage of Code (S)1035 should consult their tax advisors.

ASSIGNMENTS
A transfer of ownership, a collateral assignment, or the designation of an annuitant or other beneficiary who is not also the owner may result in tax consequences to the owner, annuitant or beneficiary that are not discussed herein. An owner contemplating such a transfer or assignment of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE
For purposes of determining the amount of any distribution under Code (S)72(e) (amounts not received as annuities) that is includible in gross income, all non-qualified deferred annuity contracts issued by the same (or affiliate) insurer to the same owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's annuity starting date (as defined in the tax law), such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regula-tions that prevent the avoidance of (S)72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same owner. Accordingly, an owner should consult a competent tax advisor before purchasing more than one annuity contract.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

ITEM                                                                        PAGE
INTRODUCTION...............................................................    1
Description of Golden American Life Insurance Company......................    1
Safekeeping of Assets......................................................    1
The Administrator..........................................................    1
Independent Auditors.......................................................    1
Reinsurance................................................................    1
Distribution of Contracts..................................................    2
Performance Information....................................................    2
IRA Partial Withdrawal
Option.....................................................................    6
Other Information..........................................................    6
Financial Statements of Separate Account B.................................    7
Financial Statements of The Managed Global Account of Separate Account D...    7
Financial Statements of Golden American Life Insurance Company.............    7
Appendix -- Description of Bond Ratings

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS (CON-TRACT FORMS WC-GAL-DVA-11/88 AND WC-GAL-GDA-9/88). ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER, P.O. BOX 8794,WILMINGTON, DE 19899- 8794.

--------------------------------------------------------------------------------

 ................................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPA-RATE ACCOUNT B.

                              PLEASE PRINT OR TYPE

           -------------------------------------------------------

                     -------------------------------------
                                      NAME
                     -------------------------------------
                             SOCIAL SECURITY NUMBER
                     -------------------------------------
                                 STREET ADDRESS
                     -------------------------------------
                                CITY, STATE, ZIP
           -------------------------------------------------------

(6.0% 2/97 DVA100)

 ................................................................................

                 (This page has been left blank intentionally.)

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       Golden American Life Insurance Company is a stock company domiciled in Wilmington, Delaware

IN 3207 2/97
















                                  PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                GOLDENSELECT DVA


                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    issued by

                        SEPARATE ACCOUNT B ("Account B")



                                       of

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE GOLDEN AMERICAN LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO GOLDEN AMERICAN LIFE INSURANCE COMPANY, CUSTOMER SERVICE CENTER, P.O. BOX 8794, WILMINGTON, DE 19899-8794 OR TELEPHONE 1-800-366-0066.





DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION: February 3, 1997

                                TABLE OF CONTENTS


 ITEM                                                                       PAGE
 ----                                                                       ----

Introuction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1


Description of Golden American Life Insurance Company. . . . . . . . . . . .  1
Safekeeping of Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
The Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
Distribution of Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .  2
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . .  2
IRA Partial Withdrawal Option. . . . . . . . . . . . . . . . . . . . . . . .  6
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7


Financial Statements of Separate Account B . . . . . . . . . . . . . . . . .  7
Financial Statements of The Managed Global Account of Separate Account D . .  7

Financial Statements of Golden American Life Insurance Company . . . . . . .  7
Unaudited Financial Statements of Separate Account B . . . . . . . . . . . .  7
Unaudited Financial Statements of Golden American Life Insurance Company . .  7

Appendix - Description of Bond Ratings

                                  INTRODUCTION


     This Statement of Additional Information provides background information regarding Account B.


              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


     Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. From January 2, 1973 through December 31, 1987, the name of the company was St. Paul Life Insurance Company. On December 31, 1987, after all of St. Paul Life Insurance Company's business was sold, the name was changed to Golden American. On March 7, 1988, all of the stock of Golden American was acquired by The Golden Financial Group, Inc. ("GFG"), a financial services holding company. On October 19, 1990, GFG merged with and into MBL Variable, Inc. ("MBLV"), a wholly owned direct subsidiary of The Mutual Benefit Life Insurance Company ("MBL"). On January 1, 1991, MBLV became a wholly owned indirect subsidiary of MBL and Golden American became a wholly owned direct subsidiary of MBL. Golden American's name had been changed to MB Variable Life Insurance Company in the state of Minnesota but subsequently has been changed back to Golden American.
In a transaction that closed on September 30, 1992, Golden American was acquired by a subsidiary of Bankers Trust Company ("Bankers Trust"). As of December 31, 1995, Golden American had over $98.1 million in stockholders' equity and approximately $1.2 billion in total assets, including approximately $1.05 billion of separate account assets. On August 13, 1996, Equitable of Iowa Companies acquired all of the interest in BT Variable, Inc., the corporate parent of Golden American and Directed Services, Inc. and changed the name of BT Variable, Inc.'s name to EIC Variable, Inc. (EIC Variable"). Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American has formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who will write variable life and annuity business in the state of New York. The initial capitalization of First Golden was $25 million.



                              SAFEKEEPING OF ASSETS

     Golden American acts as its own custodian for Account B.

                                THE ADMINISTRATOR

     Effective January 1, 1994, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) has agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware) in relation to this service agreement are reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement in 1995 and 1994 were $749,741 and $816,264, respectively.


     Prior to 1994, Golden American had arranged with EIC Variable, at that time, BT Variable, Inc., to perform services related to the development and administration of its products. For the year 1993 and the period from September 30, 1992 to December 31, 1992, fees earned by EIC Variable from Golden American for these services aggregated $2,701,000 and $209,000, respectively. The agreement was terminated as of January 1, 1994.


     In addition, EIC Variable provided to Golden American certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. EIC Variable charged Golden American for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by EIC Variable's employees on behalf of Golden American. For the year 1993 and the period from September 30, 1992 to December 31, 1992, EIC Variable allocated to Golden American $1,503,000 and $450,000, respectively. The agreement was terminated on January 1, 1994.

                              INDEPENDENT AUDITORS


     Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, independent auditors, will perform annual audits of Golden American and the Accounts.


                            DISTRIBUTION OF CONTRACTS

     Prior to 1994, Golden American had entered into agreements with DSI to perform services related to the management of its investments and the distribution of its products. For the year 1993, Golden American incurred $311,000 for such services. The agreement was terminated as of January 1, 1994.

     DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which, as of December 31, 1994, are sold primarily through two broker/dealer institutions. For the years ended 1995, 1994 and 1993, commissions paid by Golden American to DSI aggregated $8,440,000, $17,569,000 and $34,260,00, respectively.

     Golden American provided to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charged DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. For the years ended December 31, 1994 and 1993, expenses allocated to DSI were $1,983,000 and $2,013,000, respectively. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $986,650 for 1995.


                             PERFORMANCE INFORMATION


     Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divisions, and the total return of all divisions, may appear in reports or promotional literature to current or prospective owners. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.% of premium, and any applicable premium tax that can range from 0% to 3.5%.


SEC STANDARD MONEY MARKET DIVISION YIELDS
     Current yield for the Liquid Asset Division will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return) +1)     ] - 1


     For the 7-day period September 23, 1996 to September 30, 1996, the current yield of the Liquid Asset Division was 3.93% and the effective yield of the Division was 4.01%.


SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET DIVISIONS
     Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                 6
          YIELD = 2 [ ( a - b +1) - 1]
                        -----
                         cd

          Where:
               [a] equals the net investment income earned during the period by the Series attributable to shares owned by a division
               [b] equals the expenses accrued for the period (net of reimbursements)
               [c] equals the average daily number of Units outstanding during the period based on the index of investment experience
               [d] equals the value (maximum offering price) per index of investment experience on the last day of the period

     Yield on divisions of Account B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET DIVISIONS
     Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

                n
          P(1+T) =ERV

          Where:
               (1)  [P] equals a hypothetical initial premium payment of
                    $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

     All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the division) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns.
Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.


                         One Year Period   Five Year Period      Inception to
Division                 Ending  9/30/96    Ending  9/30/96         9/30/96         Inception Date
--------                 ---------------   ----------------      ------------       --------------
Multiple Allocation            .51%              5.67%*              6.80%*             1/24/89
Fully Managed                 6.56%              6.73%*              6.30%*             1/24/89
Capital Appreciation          9.94%                 N/A             11.34%*              5/4/92
Rising Dividends             16.54%                 N/A             12.83%              10/4/93
All-Growth                  -10.62%              1.89%*              3.28%*             1/24/89
Real Estate                  12.28%             12.63%*              7.26%*             1/24/89
Natural Resources            16.09%             10.65%*              7.51%*             1/24/89
Value Equity                  3.11%                 N/A             16.30%               1/1/95
Strategic Equity                N/A                 N/A              5.79%*             10/2/95
Small Cap                       N/A                 N/A             14.22%               1/2/96
Emerging Markets             -1.92%                 N/A             -1.90%              10/4/93
Managed Global **             3.53%*                N/A              -.71%*            10/21/92
Limited Maturity Bond        -2.11%              3.25%*              4.97%*             1/24/89
-----------------------------------------------------------------------------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From it inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.


NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET DIVISIONS Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:
                 n
          [P(1+T) ]=ERV
                    Where:
                    (1) [P] equals a hypothetical initial premium payment of $1,000
                    (2)  [T] equals an average annual total return
                    (3)  [n] equals the number of years
                    (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

AVERAGE ANNUALIZED TOTAL RETURN FOR PERIODS ENDING 12/31/95 -- NON-STANDARDIZED



                         One Year Period   Five Year Period      Inception to
Division                 Ending  9/30/96    Ending  9/30/96         9/30/96         Inception Date
--------                 ---------------   ----------------      ------------       --------------
Multiple Allocation           6.58%              6.79%*              7.54%*             1/24/89
Fully Managed                12.63%              7.83%*              7.08%*             1/24/89
Capital Appreciation         16.01%                 N/A             12.52%*              5/4/92
Rising Dividends             22.61%                 N/A             14.63%              10/4/93
All-Growth                   -4.55%              3.08%*              4.06%*             1/24/89
Real Estate                  18.35%             13.58%*              8.13%*             1/24/89
Natural Resources            22.16%             11.74%*              8.35%*             1/24/89
Value Equity                  9.18%                 N/A             19.30%               1/1/95
Strategic Equity                N/A                 N/A             11.86%*             10/2/95
Small Cap                       N/A                 N/A             20.30%               1/2/96
Emerging Markets              4.15%                 N/A              0.16%              10/4/93
Managed Global **             9.60%*                N/A              0.90%*            10/21/92
Limited Maturity Bond         3.96%              4.41%*              5.70%*             1/24/89
-----------------------------------------------------------------------------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From its inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.

     Performance information for a division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Performance information for any division reflects only the performance of a hypothetical contract under which accumulation value is allocated to a division during a particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the Trust in which the Account B divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


     Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
     From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and A+ rating means, in the opinion of A.M. Best, that the insurer has demon-strated the strongest ability to meet its respective policyholder and other contractual obligations.

INDEX OF INVESTMENT EXPERIENCE
     The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF IIE

     EXAMPLE 1.

     1. IIE, beginning of period . . . . . . . . . . . . . . . . . . $1.80000000
     2. Value of securities, beginning of period . . . . . . . . . . . . .$21.20
     3. Change in value of securities. . . . . . . . . . . . . . . . . . . .$.50
     4. Gross investment return (3) divided by (2) . . . . . . . . . . .02358491
     5. Less daily mortality and expense charge. . . . . . . . . . . . .00002477
     6. Less asset based administrative charge . . . . . . . . . . . . .00000276
     7. Net investment return (4) minus (5) minus (6). . . . . . . . . .02355738
     8. Net investment factor (1.000000) plus (7). . . . . . . . . . .1.02355738
     9. IIE, end of period (1) multiplied by (8) . . . . . . . . . . $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment. . . . . . . . . . . . . . . . . . . . . $100.00
     2. IIE on effective date of purchase (see Example 1)  . . . . . .$1.8000000
     3. Number of Units purchased [(1) divided by (2)] . . . . . . . . .55.55556
     4. IIE for valuation date following purchase (see Example 1). . $1.84240328
     5. Accumulation Value in account for valuation date
         following purchase [(3) multiplied by (4)]. . . . . . . . . . . $102.36


                          IRA PARTIAL WITHDRAWAL OPTION

     If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

     Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form.

     Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

     Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

       Report of Independent Auditors
       Financial Statements -- Audited
       Statement of Assets and Liabilities as of December 31, 1995
       Combined Statement of Operations for the Year ended December 31, 1995 Combined Statements of Changes in Net Assets for the Years ended
            December 31, 1995 and 1994
       Notes to Audited Financial Statements

FINANCIAL STATEMENTS OF THE MANAGED GLOBAL ACCOUNT OF SEPARATE ACCOUNT D

  The audited financial statements of The Managed Global Account of Separate Account D listed below appear in the Annual Report of The Managed Global Account of Separate Account D which was filed with the SEC and are included in this Statement of Additional Information .

       Report of Independent Auditors
       Financial Statements -- Audited
       Statement of Assets and Liabilities as of December 31, 1995 Statement of Operations for the Year ended December 31, 1995 Statements of Changes in Net Assets for the Years ended December 31,
            1995 and 1994
       Statement of Investments as of December 31, 1995
       Notes to Audited Financial Statements


FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

  The audited financial statements of Golden American Life Insurance Company listed below are prepared in accordance with generally accepted accounting principles ("GAAP") and appear in the Annual Report of the Golden American Life Insurance Company which was filed with the SEC and are included in this Statement of Additional Information.

       Report of Independent Auditors
       Financial Statements -- GAAP
          Balance Sheets as of December 31, 1995 and 1994
          Statements of Operations for the Years ended December 31, 1995, 1994 and 1993
          Statements of changes in Stockholder's Equity for the Years ended
               December 31, 1995, 1994 and 1993
          Statements of Cash Flows for the Years ended December 31, 1995, 1994 and 1993
          Notes to Audited Financial Statements

UNAUDITED FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The following unaudited financial statements of Separate Account B are included in Part B hereof:

    Statement of Assets and Liabilities - September 30, 1996 (Unaudited) Statements of Operations - For the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited)
    Statements of Changes in Net Assets - For the period January 1, 1995 or
        Commencement of Operations through December 31, 1995 and for the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited)
    Notes to the Financial Statements - September 30, 1996 (Unaudited)

UNAUDITED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

  The following unaudited financial statements of the Golden American Life Insurance Company are included in Part B hereof:

    Condensed Statements of Income - Post-Acquisition for the period August 14,
         1996 through September 30, 1996 and Pre-Acquisition for the period July 1, 1996 through August 13, 1996 and for the three months ended September 30, 1995 (Unaudited)
    Condensed Statements of Income - Post-Acquisition for the period August 14,
         1996 through September 30, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995 (Unaudited)
    Condensed Balance Sheets - Post-Acquisition as of September 30, 1996 and
         Pre-Acquisition as of December 31, 1995 (Unaudited)
    Condensed Statements of Cash Flows - Post-Acquisition for the period August
         14, 1996 through September 30, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995 (Unaudited)
    Notes to Condensed Financial Statements - September 30, 1996 (Unaudited)

                                  ANNUAL REPORT
                                        FOR
                               SEPARATE ACCOUNT B

                               ------------------

                               DECEMBER 31, 1995




--------------------------------------------------------------------------------
   TABLE OF CONTENTS



                               SEPARATE ACCOUNT B


                                                                                                                          Page
                                                                                                                          ----
Report of Independent Auditors....................................................................................         B-1
Statement of Assets and Liabilities...............................................................................         B-2
Combined Statements of Operations.................................................................................         B-3
Combined Statements of Changes in Net Assets......................................................................         B-7
Notes to Financial Statements.....................................................................................         B-11


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Variable Annuity Contract Owners
Separate Account B

     We have audited the accompanying statement of assets and liabilities of Separate Account B (the 'Account') as of December 31, 1995 and the related combined statements of operations and changes in net assets for each of the three years in the period then ended. These fianancial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account B at December 31, 1995, and the related combined results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 12, 1996

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                               SEPARATE ACCOUNT B

                               DECEMBER 31, 1995
                             (AMOUNTS IN THOUSANDS)

ASSETS
  Investment in The GCG Trust, at Net Asset Value:
     Liquid Asset Series, 36,511 shares (Cost -- $36,511)...............................................................  $   36,511
     Limited Maturity Bond Series, 6,087 shares (Cost -- $64,804).......................................................      67,870
     Natural Resources Series, 1,796 shares (Cost -- $25,708)...........................................................      27,008
     All-Growth Series, 6,678 shares (Cost -- $85,681)..................................................................      92,018
     Real Estate Series, 2,758 shares (Cost -- $32,426).................................................................      34,836
     Fully Managed Series, 8,519 shares (Cost -- $109,183)..............................................................     117,394
     Multiple Allocation Series, 24,417 shares (Cost -- $293,213).......................................................     305,697
     Capital Appreciation Series, 8,965 shares (Cost -- $107,313).......................................................     121,118
     Rising Dividends Series, 6,044 shares (Cost -- $64,959)............................................................      80,391
     Emerging Markets Series, 4,074 shares (Cost -- $45,132)............................................................      36,913
     Market Manager Series, 495 shares (Cost -- $5,008).................................................................       5,951
     Value Equity Series, 2,159 shares (Cost -- $26,592)................................................................      28,462
     Strategic Equity Series, 803 shares (Cost -- $8,008)...............................................................       8,035
                                                                                                                          ----------
     Total Invested Assets (Cost -- $904,538)...........................................................................     962,204

LIABILITIES
  Payable to Golden American for Charges and Fees (Note 3)..............................................................       1,326
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------


NET ASSETS
  For Variable Annuity Insurance Contracts..............................................................................  $  924,596
  Retained in Separate Account B by Golden American (Note 3)............................................................      36,282
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------

                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                                          Divisions Investing In
                                        -------------------------------------------------------------------------------------------
                                            Liquid Asset Series        Limited Maturity Bond Series      Natural Resources Series
                                        ---------------------------   -----------------------------   -----------------------------
                                          1995      1994     1993      1995       1994       1993       1995      1994       1993
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Investment Income
Dividends                               $ 2,242   $ 1,444   $   390   $  --      $ 3,501    $ 2,606    $   570   $   287    $   104
Capital gain distribution                  --        --           1      --         --          289       --         540       --
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Total investment income                   2,242     1,444       391      --        3,501      2,895        570       827        104

Expenses
Mortality and expense risk and
  administrative charges                    411       362       139       700        736        550        284       283         95
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net investment income (loss)              1,831     1,082       252      (700)     2,765      2,345        286       544          9
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------

Net realized gain (loss) on
  investments                              --        --        --        (138)        66        677      1,545     1,686        427
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------

Unrealized appreciation
   (depreciation)
   of investments
Beginning of period                        --        --        --      (4,836)      (408)        27        805     2,954       (341)
End of period                              --        --        --       3,066     (4,836)      (408)     1,300       805      2,954
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net change in unrealized
   appreciation
   (depreciation)
   of investments                          --        --        --       7,902     (4,428)      (435)       495    (2,149)     3,295
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net increase (decrease) in net
   assets resulting from operations     $ 1,831   $ 1,082   $   252   $ 7,064    $(1,597)   $ 2,587    $ 2,326   $    81    $ 3,731
                                        =======   =======   =======   =======    =======    =======    =======   =======    =======


                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)


                                                                     Divisions Investing In
                            --------------------------------------------------------------------------------------------------------

                                    All-Growth Series                  Real Estate Series                 Fully Managed Series
                            --------------------------------    ----------------------------------   -------------------------------
                              1995        1994        1993        1995        1994        1993        1995        1994        1993
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Investment Income
Dividends                   $  4,685    $    668    $    202    $  1,399    $  1,863    $    810    $  2,846    $  2,839    $  1,566
Capital gain distribution       --          --          --          --          --          --          --          --         1,549
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Total investment income        4,685         668         202       1,399       1,863         810       2,846       2,839       3,115

Expenses
Mortality and expense
  risk and administrative
  charges                        833         613         380         347         348         170       1,101       1,079         731
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net investment
  income (loss)                3,852          55        (178)      1,052       1,515         640       1,745       1,760       2,384
                            --------    --------    --------    --------    --------    --------    --------    --------    --------

Net realized gain
  (loss) on
  investments                  1,011          77         477         369         539         514       1,311       1,060         525
                            --------    --------    --------    --------    --------    --------    --------    --------    --------

Unrealized appreciation
  (depreciation) of
  investments
Beginning of period           (4,165)      3,650       1,002      (1,015)       (374)        175      (8,104)      4,425       2,725
End of period                  6,336      (4,165)      3,650       2,410      (1,015)       (374)      8,210      (8,104)      4,425
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net change in unrealized
  appreciation
  (depreciation)
  of investments              10,501      (7,815)      2,647       3,425        (641)       (549)     16,314     (12,529)      1,700
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net increase (decrease)
  in net assets
  resulting from
  operations                $ 15,364    $ (7,683)   $  2,946    $  4,846    $  1,413    $    605    $ 19,370    $ (9,709)   $  4,609
                            ========    ========    ========    ========    ========    ========    ========    ========    ========



                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                                      Divisions Investing In
                              ------------------------------------------------------------------------------------------------------

                                   Multiple Allocation Series           Capital Appreciation               Rising Dividends Series
                              ----------------------------------   -------------------------------    ------------------------------
                                1995        1994        1993       1995        1994        1993       1995        1994       1993(a)
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Investment Income
Dividends                     $ 21,644    $ 10,656    $  5,181   $ 10,216    $  1,777    $    933   $    567    $    685    $     19
Capital gain
  distribution                    --          --        11,777       --          --           188       --          --          --
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Total investment
  income                        21,644      10,656      16,958     10,216       1,777       1,121        567         685          19

Expenses
Mortality and
  expense risk and
  administrative
  charges                        3,043       2,955       1,833      1,065         909         554        648         368          14
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net investment
  income (loss)                 18,601       7,701      15,125      9,151         868         567        (81)        317           5
                              --------    --------    --------   --------    --------    --------   --------    --------    --------

Net realized gain
  (loss) on investments          4,715       2,844         295      2,221       1,427         247        776          55        --
                              --------    --------    --------   --------    --------    --------   --------    --------    --------

Unrealized appreciation
  (depreciation) of
  investments
Beginning of period            (13,754)      3,296       2,624       (726)      4,005       1,050       (605)        221        --
End of period                   12,485     (13,754)      3,296     13,805        (726)      4,005     15,432        (605)        221
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net change in unrealized
  appreciation
  (depreciation)
  of investments                26,239     (17,050)        672     14,531      (4,731)      2,955     16,037        (826)        221
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net increase (decrease)
  in net assets
  resulting from
  operations                  $ 49,555    $ (6,505)   $ 16,092   $ 25,903    $ (2,436)   $  3,769   $ 16,732    $   (454)   $    226
                              ========    ========    ========   ========    ========    ========   ========    ========    ========



------------------------------------------------------------------------
(a)   Commencement of operations, October, 1993


                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)





                                               Division Investing In
                      -------------------------------------------------------------------------
                                                                              Value    Strategic
                                                              Market          Equity    Equity
                           Emerging Markets Series        Manager Series      Series    Series                 Combined
                      -------------------------------    -----------------    -------   -------    --------------------------------
                        1995         1994     1993(a)      1995     1994(b)   1995(c)   1995(d)      1995        1994        1993
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Investment Income
Dividends             $      6    $      --   $    --    $   203    $    7    $   711   $    19    $  45,108   $  23,727   $ 11,812
Capital gain
  distribution              --        2,686        --         --        --         --        --           --       3,226     13,803
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Total investment
  income                     6        2,686        --        203         7        711        19       45,108      26,953     25,615

Expenses
Mortality and
  expense risk and
  administrative
  charges                  440          561        24         --        --        110        12        8,994       8,214      4,490
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net investment
  income (loss)           (434)       2,125       (24)       203         7        601         7       36,114      18,739     21,125
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------

Net realized
  gain (loss)
  on investments        (7,448)         836        --         29        --        687        (1)       5,077       8,590      3,161
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------

Unrealized
  appreciation
  (depreciation) of
  investments
Beginning of period     (9,822)       3,971        --         (1)       --         --        --      (42,223)     21,740      7,261
End of period           (8,219)      (9,822)    3,971        942        (1)     1,870        28       57,665     (42,223)    21,740
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net change in
  unrealized
  appreciation
  (depreciation)
  of investments         1,603      (13,793)    3,971        943        (1)     1,870        28       99,888     (63,963)    14,479
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net increase
  (decrease)
  in net assets
  resulting from
  operations          $ (6,279)   $(10,832)   $ 3,947    $ 1,175    $    6    $ 3,158   $    34    $141,079    $(36,634)   $ 38,765
                      ========    =========   =======    =======    ======    =======   =======    =========   =========   ========


------------------------------------------------------------------------
(a)   Commencement of operations, October, 1993
(b)   Commencement of operations, November, 1994
(c)   Commencement of operations, January, 1995
(d)   Commencement of operations, October, 1995


                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)




                                                                    Division Investing In
                           --------------------------------------------------------------------------------------------------------

                                  Liquid Asset Series            Limited Maturity Bond Series          Natural Resources Series
                           --------------------------------    --------------------------------    --------------------------------
                             1995        1994        1993        1995        1994        1993        1995        1994        1993
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
Increase (decrease)
  in net assets
Operations:
   Net investment
     income (loss)         $  1,831    $  1,082    $    252    $   (700)   $  2,765    $  2,345    $    286    $    544    $      9
   Net realized gain
     (loss) on
     investments               --          --          --          (138)         66         677       1,545       1,686         427
   Net change in
     unrealized
     appreciation
     (depreciation)
     of
     investments               --          --          --         7,902      (4,428)       (435)        495      (2,149)      3,295
Net increase
  (decrease) in net
  assets resulting
  from operations          --------    --------    --------    --------    --------    --------    --------    --------    --------
                              1,831       1,082         252       7,064      (1,597)      2,587       2,326          81       3,731
                           --------    --------    --------    --------    --------    --------    --------    --------    --------


Policy related
  transactions:
   Premiums                  11,323      43,297      22,808       7,579      32,041      54,680       2,111       8,595      10,191
   Net transfers
     among Divisions
     and Guaranteed
     Interest
     Division
     of Golden
     American                (5,926)      4,159     (15,605)     (6,694)    (22,002)    (19,820)     (6,167)      5,716       5,177
   Surrenders and
     other
     withdrawals            (11,794)    (18,470)     (3,497)     (9,461)     (7,604)     (5,188)     (3,402)     (2,768)       (465)
   Policy related
     charges and
     fees                    (4,309)     (1,201)       (229)     (2,224)       (887)       (498)       (624)       (314)        (80)
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
Net increase
  (decrease)
  in net assets
  resulting from
  policy related
  transactions              (10,706)     27,785       3,477     (10,800)      1,548      29,174      (8,082)     11,229      14,823
                           --------    --------    --------    --------    --------    --------    --------    --------    --------


Net increase
  (decrease)
  in net assets              (8,875)     28,867       3,729      (3,736)        (49)     31,761      (5,756)     11,310      18,554
Net assets:
   Beginning of
     period                  45,366      16,499      12,770      71,573      71,622      39,861      32,746      21,436       2,882
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
   End of period           $ 36,491    $ 45,366    $ 16,499    $ 67,837    $ 71,573    $ 71,622    $ 26,990    $ 32,746    $ 21,436
                           ========    ========    ========    ========    ========    ========    ========    ========    ========




                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                               Divisions Investing In
                      -------------------------------------------------------------------------------------------------------------

                               All-Growth Series                 Real Estate Series                     Fully Managed Series
                      ---------------------------------   ----------------------------------    -----------------------------------
                         1995        1994        1993        1995       1994         1993         1995         1994         1993
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
Increase (decrease)
 in net assets
Operations:
  Net investment
    income (loss)     $   3,852   $      55   $    (178)  $   1,052   $   1,515    $     640    $   1,745    $   1,760    $   2,384
  Net realized gain
    (loss) on
    investments           1,011          77         477         369         539          514        1,311        1,060          525
  Net change in
    unrealized
    appreciation
    depreciation)
    of
    investments          10,501      (7,815)      2,647       3,425        (641)        (549)      16,314      (12,529)       1,700
Net increase
 (decrease)
 in net assets
 resulting
 from operations      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
                         15,364      (7,683)      2,946       4,846       1,413          605       19,370       (9,709)       4,609
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------


Policy related
 transactions:
  Premiums               11,880      18,242      34,573       1,928       9,862       22,416       10,129       21,742       70,789
  Net transfers
    among
    Divisions and
    Guaranteed
    Interest
    Division
    of Golden
    American              6,292       9,624      (2,152)     (2,903)        208        4,008        5,315      (11,098)         109
  Surrenders and
    other
    withdrawals         (10,712)     (4,906)     (2,430)     (4,799)     (2,919)      (1,717)     (13,651)      (9,050)      (4,050)
  Policy related
    charges
    and fees             (1,489)       (709)       (303)     (1,193)       (401)        (141)      (2,673)      (1,341)        (517)
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
Net increase
 (decrease)
 in net assets
 resulting
 from policy
 related
 transactions             5,971      22,251      29,688      (6,967)      6,750       24,566         (880)         253       66,331
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------


Net increase
 (decrease)
 in net assets           21,335      14,568      32,634      (2,121)      8,163       25,171       18,490       (9,456)      70,940
Net assets:
  Beginning of
    period               70,621      56,053      23,419      36,934      28,771        3,600       98,837      108,293       37,353
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
  End of period       $  91,956   $  70,621   $  56,053   $  34,813   $  36,934    $  28,771    $ 117,327    $  98,837    $ 108,293
                      =========   =========   =========   =========   =========    =========    =========    =========    =========


                         See Accompanying Notes.



                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)

                                                                        Divisions Investing In
                                    ---------------------------------------------------------------------------------------------

                                       Multiple Allocation Series     Capital Appreciation            Rising Dividends Series
                                    ------------------------------ -----------------------------  -------------------------------
                                       1995       1994      1993     1995        1994     1993      1995       1994      1993(a)
                                    ----------  --------  -------- ---------   -------- --------  ---------  --------   ---------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)       $  18,601  $  7,701  $ 15,125  $  9,151   $   868   $   567   $   (81)   $   317    $     5
  Net realized gain (loss) on
    investments                          4,715     2,844       295     2,221     1,427       247       776         55         --
  Net change in unrealized
   appreciation (depreciation)
   of investments                       26,239   (17,050)      672    14,531    (4,731)    2,955    16,037       (826)       221
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
  Net increase (decrease) in net
   assets resulting
   from operations                      49,555    (6,505)   16,092    25,903    (2,436)    3,769    16,732       (454)       226
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------

Policy related transactions:
  Premiums                              17,865    74,594   150,789     9,240    19,196    63,986    11,968     25,150     11,566
  Net transfers among Divisions
   and Guaranteed Interest
   Division of Golden American          (9,426)   (9,842)    5,675    12,826    (6,163)    3,403    12,320     15,544      2,633
  Surrenders and other withdrawals     (42,733)  (30,150)  (12,915)  (13,162)   (7,902)   (2,393)   (9,800)    (3,844)       (25)
  Policy related charges and fees       (7,267)   (3,746)   (1,609)   (2,104)   (1,149)     (331)   (1,263)      (399)       (12)
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
Net increase (decrease) in net
  assets resulting from policy
  related transactions                 (41,561)   30,856   141,940     6,800     3,982    64,665    13,225     36,451     14,162
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------

Net increase (decrease)
  in net assets                          7,994    24,351   158,032    32,703     1,546    68,434    29,957     35,997     14,388
Net assets:
  Beginning of period                  297,508   273,157   115,125    88,346    86,800    18,366    50,385     14,388         --
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
  End of period                      $ 305,502  $297,508  $273,157  $121,049   $88,346   $86,800   $80,342    $50,385    $14,388
                                     =========  ========  ========  ========   =======   =======   =======    =======    =======



------------------------------------------------------------------------
(a) Commencement of operations, October, 1993


                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)


                                                             Divisions Investing In
                                      -----------------------------------------------------------------
                                                                                      Value   Strategic
                                                                      Market Manager  Equity   Equity
                                            Emerging Markets Series       Series       Series   Series          Combined
                                      ------------------------------- --------------- -------- ------- ----------------------------
                                          1995      1994      1993(a)  1995   1994(b)  1995(c) 1995(d)   1995     1994     1993
                                      -----------  -------   -------- ------ -------- -------- ------- -------- ------- -----------
Increase (decrease) in net assets
Operations:
  Net investment income
   (loss)                               $   (434) $  2,125  $   (24) $  203  $    7  $   601  $    7  $  36,114  $ 18,739  $ 21,125
  Net realized gain (loss)
   on investments                         (7,448)      836       --      29      --      687      (1)     5,077     8,590     3,162
  Net change in unrealized
   appreciation (depreciation)
   of investments                          1,603   (13,793)   3,971     943      (1)   1,870      28     99,888   (63,963)   14,477
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
  Net increase (decrease) in
   net assets resulting
   from operations                        (6,279)  (10,832)   3,947   1,175       6    3,158      34    141,079   (36,634)   38,764
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------

Policy related transactions:
  Premiums                                 8,150    30,113   13,923   2,298   1,414    9,018   3,240    106,729   284,246   455,721
  Net transfers among Divisions
   and Guaranteed Interest Division
   of Golden American                    (15,911)   14,778   12,702     301   1,335   17,110   4,868     12,005     2,259    (3,870)
  Surrenders and other withdrawals        (7,740)   (4,285)     (62)   (767)     --     (776)   (172)  (128,969)  (91,898)  (32,742)
  Policy related charges and fees         (1,079)     (517)     (21)   (553)     (3)     (63)     61    (24,780)  (10,667)   (3,741)
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
Net increase (decrease) in net
  assets resulting from policy
  related transactions                   (16,580)   40,089   26,542   1,279   2,746   25,289   7,997    (35,015)  183,940   415,368
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------

Net increase (decrease)
  in net assets                          (22,859)   29,257   30,489   2,454   2,752   28,447   8,031    106,064   147,306   454,132
Net assets:
  Beginning of period                     59,746    30,489       --   2,752      --       --      --    854,814   707,508   253,376
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
  End of period                         $ 36,887  $ 59,746  $30,489  $5,206  $2,752  $28,447  $8,031  $ 960,878  $854,814  $707,508
                                        ========  ========  =======  ======  ======  =======  ======  =========  ========  ========

------------------------------------------------------------------------
(a) Commencement of operations, October, 1993
(b) Commencement of operations, November, 1994
(c) Commencement of operations, January, 1995
(d) Commencement of operations, October, 1995

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

1. ORGANIZATION

Separate Account B (the 'Account') was established on June 14, 1988, by
Golden American Life Insurance Company ('Golden American'), under Minnesota insurance law to support the operations of variable annuity contracts ('Contracts'). Effective September 30, 1992, Golden American became a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect wholly-owned subsidiary of Bankers Trust Company ('Bankers Trust'). Previously, Golden American was owned by Mutual Benefit Life Insurance Company in Rehabilitation ('Mutual Benefit'). In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and Directed Services, Inc. ('DSI'), an affiliate of Golden American, and certain related assets and contributed them to BTV. The transaction had no effect on the accompanying financial statements. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware.

Operations of the Account commenced on January 25, 1989. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, the Fixed Separate Account, and the Managed Global Division of Separate Account D, which are not part of the Account, as elected by the Contractowners. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The Account makes available, under Golden Select Contracts, thirteen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends (commenced operations October, 1993), the Emerging Markets (commenced operations on October 4, 1993), the Market Manager (commenced operations November, 1994) the Value Equity (commenced operations January, 1995) and the Strategic Equity (commenced operations October, 1995) Divisions ('Divisions'). The assets in each Division are invested in shares of a designated series ('Series') of a mutual fund, The GCG Trust (the 'Trust'). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is a unit investment trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the amount required under state law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits. Additional assets are held in Golden American's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee. Golden American has entered into reinsurance agreements with unaffiliated reinsurers to cover substantially all the insurance risk under the Contracts. Golden American remains liable to the extent that the reinsurers do not meet their obligations under the reinsurance agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series of the Trust and are valued at the net asset value per share of the respective Series of the Trust.

Investment transactions in each Series of the Trust are recorded on the trade date. Distributions of net investment income and capital gains of each Series of the Trust are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series of the Trust are determined on the identified cost basis.

For the years ended December 31, 1995 and 1994 the cost of purchases of shares of the Trust aggregated $228,738,000 and $352,605,000, respectively and the proceeds from sales of shares of the Trust aggregated $226,848,000 and $149,774,000, respectively.

                                      B-11
--------------------------------------------------------------------------------

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet, and DVA Plus-7% Solution, respectively to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGE: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA Plus Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGE: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract processing date.

PREMIUM TAXES: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

OTHER CONTRACT CHARGES: An administrative charge of $40 per Contract year is deducted from accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is deducted on the Contract processing date at the end of the Contract processing period. This charge has been waived for certain offerings of the Contract.

DEFERRED SALES LOAD: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100 the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For other DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September 1995, a contingent sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth, and sixth years, respectively.

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American, noted above.

                                      B-12
--------------------------------------------------------------------------------

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

3. CHARGES AND FEES--(CONTINUED)
Net assets retained in the Account by Golden American are as follows:


                                                                               YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 1995  DECEMBER 31, 1994
                                                                            -----------------  -----------------
                                                                                      (AMOUNTS IN THOUSANDS)
Balance at beginning of year..............................................      $  44,008          $  37,364
Sales load advanced and additions to surrender charges....................          6,572             16,138
Premium tax advanced......................................................             76                 73
Net transfer (to) from Separate Account D, Fixed Account and Golden
  American................................................................         (1,303)               666
Amortization of deferred sales load, surrender charges and premium tax....        (13,071)           (10,233)
                                                                            -----------------  -----------------
Balance at end of year....................................................      $  36,282          $  44,008
                                                                            -----------------  -----------------
                                                                            -----------------  -----------------

4. OTHER RELATED PARTY TRANSACTIONS

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For 1995 and 1994, fees paid by Golden American to DSI aggregated $7,621,000 and $15,939,000 respectively.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES

Presented below is accumulation unit value information for units outstanding by Contract type as of December 31, 1995


                                                                                                                 TOTAL UNIT
                                       SERIES                                            UNITS      UNIT VALUE      VALUE
------------------------------------------------------------------------------------  ------------  -----------  -----------
                                                                                                                (IN THOUSANDS)
Liquid Asset
     DVA 80.........................................................................       398,563   $  13.429    $     5,352
     DVA 100........................................................................     2,096,044      13.243         27,757
     DVA Series 100.................................................................        70,999      12.921            917
     DVA Plus -- Standard...........................................................        37,887      13.029            494
     DVA Plus -- Annual Ratchet.....................................................        62,084      12.895            801
     DVA Plus -- 7% Solution........................................................        93,239      12.762          1,190
                                                                                                                 -------------
                                                                                                                       36,511
Limited Maturity Bond
     DVA 80.........................................................................       206,399      15.307          3,160
     DVA 100........................................................................     4,103,020      15.095         61,935
     DVA Series 100.................................................................        14,356      14.729            212
     DVA Plus -- Standard...........................................................        26,976      14.865            401
     DVA Plus -- Annual Ratchet.....................................................        11,834      14.711            174
     DVA Plus -- 7% Solution........................................................       136,553      14.559          1,988
                                                                                                                 -------------
                                                                                                                       67,870
Natural Resources
     DVA 80.........................................................................       249,344      15.578          3,884
     DVA 100........................................................................     1,433,795      15.362         22,026
     DVA Series 100.................................................................        19,158      14.989            287
     DVA Plus -- Standard...........................................................        24,828      15.114            375
     DVA Plus -- Annual Ratchet.....................................................         2,847      14.958             42
     DVA Plus -- 7% Solution........................................................        26,605      14.803            394
                                                                                                                 -------------
                                                                                                                       27,008
All-Growth
     DVA 80.........................................................................       260,857      14.537          3,792
     DVA 100........................................................................     5,828,945      14.335         83,560
     DVA Series 100.................................................................        46,215      13.987            647
     DVA Plus -- Standard...........................................................        21,908      14.104            309
     DVA Plus -- Annual Ratchet.....................................................        16,567      13.959            231
     DVA Plus -- 7% Solution........................................................       251,872      13.814          3,479
                                                                                                                 -------------
                                                                                                                       92,018
Real Estate
     DVA 80.........................................................................       105,134      16.428          1,727
     DVA 100........................................................................     1,965,015      16.201         31,835
     DVA Series 100.................................................................        14,556      15.808            230
     DVA Plus -- Standard...........................................................         2,716      15.940             43
     DVA Plus -- Annual Ratchet.....................................................         2,910      15.775             46
     DVA Plus -- 7% Solution........................................................        61,143      15.612            955
                                                                                                                 -------------
                                                                                                                       34,836
Fully Managed
     DVA 80.........................................................................       258,587      15.694          4,058
     DVA 100........................................................................     7,054,994      15.476        109,184
     DVA Series 100.................................................................        29,312      15.101            443
     DVA Plus -- Standard...........................................................        49,153      15.227            748
     DVA Plus -- Annual Ratchet.....................................................        13,988      15.070            211
     DVA Plus -- 7% Solution........................................................       184,364      14.914          2,750
                                                                                                                 -------------
                                                                                                                      117,394
Multiple Allocation
     DVA 80.........................................................................     1,217,849      17.235         20,989
     DVA 100........................................................................    16,134,381      16.996        274,218
     DVA Series 100.................................................................       140,336      16.584          2,327
     DVA Plus -- Standard...........................................................       104,463      16.722          1,747
     DVA Plus -- Annual Ratchet.....................................................        21,073      16.550            348
     DVA Plus -- 7% Solution........................................................       370,515      16.378          6,068
                                                                                                                 -------------
                                                                                                                      305,697

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES--(CONTINUED)


                                                                                                                   TOTAL UNIT
                                        SERIES                                            UNITS      UNIT VALUE      VALUE
 ------------------------------------------------------------------------------------  ------------  -----------  -------------
                                                                                                                  (IN THOUSANDS)
Capital Appreciation
     DVA 80.........................................................................       154,271   $  14.935    $     2,304
     DVA 100........................................................................     7,627,317      14.825        113,076
     DVA Series 100.................................................................        26,783      14.634            392
     DVA Plus -- Standard...........................................................        24,117      14.707            355
     DVA Plus -- Annual Ratchet.....................................................        16,369      14.627            239
     DVA Plus -- 7% Solution........................................................       326,610      14.548          4,752
                                                                                                                 -------------
                                                                                                                      121,118
Rising Dividends
     DVA 80.........................................................................       102,616      13.356          1,370
     DVA 100........................................................................     5,536,766      13.296         73,617
     DVA Series 100.................................................................        50,637      13.191            668
     DVA Plus -- Standard...........................................................        22,934      13.237            304
     DVA Plus -- Annual Ratchet.....................................................        36,100      13.194            476
     DVA Plus -- 7% Solution........................................................       300,820      13.151          3,956
                                                                                                                 -------------
                                                                                                                       80,391
Emerging Markets
     DVA 80.........................................................................       227,757       9.317          2,122
     DVA 100........................................................................     3,533,661       9.275         32,775
     DVA Series 100.................................................................        30,591       9.202            281
     DVA Plus -- Standard...........................................................        15,670       9.234            145
     DVA Plus -- Annual Ratchet.....................................................        12,465       9.204            115
     DVA Plus -- 7% Solution........................................................       160,820       9.174          1,475
                                                                                                                 -------------
                                                                                                                       36,913
Market Manager
     DVA 100........................................................................       480,472      12.386          5,951

Value Equity
     DVA 80.........................................................................       202,148      13.417          2,712
     DVA 100........................................................................     1,676,442      13.391         22,449
     DVA Series 100.................................................................        10,226      13.345            136
     DVA Plus -- Standard...........................................................        34,272      13.374            458
     DVA Plus -- Annual Ratchet.....................................................        23,394      13.356            313
     DVA Plus -- 7% Solution........................................................       179,453      13.339          2,394
                                                                                                                 -------------
                                                                                                                       28,462
Strategic Equity
     DVA 80.........................................................................       137,215      10.013          1,374
     DVA 100........................................................................       362,606      10.009          3,629
     DVA Series 100.................................................................        26,760       9.999            267
     DVA Plus -- Standard...........................................................        76,095      10.014            762
     DVA Plus -- Annual Ratchet.....................................................        47,478      10.011            475
     DVA Plus -- 7% Solution........................................................       152,633      10.009          1,528
                                                                                                                 -------------
                                                                                                                        8,035
                                                                                                                 -------------
       Total........................................................................                              $   962,204
                                                                                                                 -------------
                                                                                                                 -------------

   [GOLDEN AMERICAN LIFE INSURANCE LOGO ]

                                 ANNUAL REPORT

                               ------------------

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

Golden American Life Insurance Company
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Contractholder:

I am pleased to provide you with the 1995 Annual Report for The Managed Global Account of Separate Account D. This portfolio invests in a wide range of equity, debt securities and money market instruments worldwide. It has been managed by Warburg, Pincus Counsellors, Inc. since July, 1994 and seeks high total investment returns consistent with prudent regard for capital preservation.

Included in the Annual Report is a report of Warburg, Pincus Counsellors, Inc. Warburg, Pincus' comments reflect their views as of the date written, and are subject to change at any time.

If you have any questions or would like additional information, please call Golden American customer service: 1-800-366-0066. We would be pleased to assist you.

Thank you for your continued support of GoldenSelect products. We look forward to serving you in 1996 and beyond.

Sincerely.

/s/ Terry L. Kendall

Terry L. Kendall
President

MANAGED GLOBAL ACCOUNT

The objective of the GoldenSelect Managed Global Account of Separate Account D is long-term capital appreciation and international diversification.

The year saw fairly wide divergences in performance among foreign markets. Most European exchanges recorded solid gains, while many of the emerging markets, particularly in Asia, suffered losses. Japan, after falling sharply in the year's first six months, staged a powerful recovery at midyear and finished the year even.

Japan remains the Account's largest commitment to a single country, at 32% of the portfolio. The Portfolio Manager is encouraged by developments in the Japanese economy, and is equally optimistic about the stock market's prospects in 1996.

Emerging markets, collectively, suffered in 1995, and as a result valuations are now lower than they have been in several years. The Portfolio Manager sees many attractive opportunities in emerging markets as 1996 begins, particularly in Asia, which represents the major focus of the Account's emerging-market exposure.

As 1996 begins, the Portfolio Manager's outlook on international equity markets is, in general, positive, and believes that the Account is well-positioned with regard to its regional and country allocations and its specific holdings.

                                          WARBURG, PINCUS COUNSELLORS, INC.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995:

1. Banco De Santander S.A., ADR...................................................       4.0%
2. Canon Inc......................................................................       3.7%
3. East Japan Railway Company.....................................................       3.1%
4. Nippon Telegraph & Telephone Corporation.......................................       3.0%
5. VA Technologie AG..............................................................       3.0%

ASSET DISTRIBUTION BY COUNTRY

The following table replaces a pie chart showing asset distribution by country as a precentage of total investments.

                    Other............................... 36.4%
                    Argentina...........................  4.0%
                    Spain...............................  4.0%
                    Hong Kong...........................  4.1%
                    New Zealand.........................  6.0%
                    France..............................  6.1%
                    Great Britain.......................  7.4%
                    Japan............................... 32.0%

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

ASSETS
  Investments, at value (Cost $67,478,262) (Notes 1 and 3)...........................................................  $  70,981,052
  Cash...............................................................................................................         78,896
  Receivables:
     Investment securities sold......................................................................................      1,336,669
     Dividends and interest..........................................................................................         99,399
     Premium payments and reallocations..............................................................................         20,839
  Net unrealized appreciation of forward foreign currency exchange contracts.........................................        351,688
  Prepaid expenses and other assets..................................................................................          9,271
                                                                                                                       -------------
     Total Assets....................................................................................................     72,877,814

LIABILITIES
  Payables:
     Investment securities purchased.................................................................................        334,419
     Surrenders, withdrawals and reallocations.......................................................................         58,577
     Golden American for contract related expenses (Note 2)..........................................................         43,558
  Accrued management and organization fees (Note 2)..................................................................          1,684
  Accrued expenses...................................................................................................         64,469
                                                                                                                       -------------
     Total Liabilities...............................................................................................        502,707
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

NET ASSETS
  For variable annuity contracts.....................................................................................  $  69,499,713
  Retained in The Managed Global Account of Separate Account D by Golden American (Note 2)...........................      2,875,394
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $3,203)..............................................................  $     92,139
  Dividends (net of foreign withholding taxes of $149,639)...........................................................     1,207,385
                                                                                                                        ------------
     Total Investment Income.........................................................................................     1,299,524
                                                                                                                        ------------

EXPENSES:
  Mortality and expense risk and asset based administrative charges (Note 2).........................................       739,881
  Management and advisory fees (Note 2)..............................................................................       734,700
  Custodian fees (Note 2)............................................................................................       111,693
  Accounting fees....................................................................................................        51,766
  Auditing fees......................................................................................................        23,639
  Printing and mailing...............................................................................................        14,268
  Board of governors' fees and expenses (Note 2).....................................................................         5,987
  Legal fees.........................................................................................................         3,818
  Other..............................................................................................................        40,556
                                                                                                                        ------------
     Total Expenses..................................................................................................     1,726,308
  Less amounts paid by the investment manager pursuant to expense limitation agreement (Note 2)......................       (63,386)
                                                                                                                        ------------
     Net Expenses....................................................................................................     1,662,922
                                                                                                                        ------------
NET INVESTMENT LOSS..................................................................................................      (363,398)
                                                                                                                        ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
     Security transactions...........................................................................................    (6,119,111)
     Forward foreign currency exchange contracts.....................................................................     1,952,175
     Foreign currency transactions...................................................................................        (4,990)
  Net change in unrealized appreciation of:
     Securities......................................................................................................     7,765,310
     Forward foreign currency exchange contracts.....................................................................       351,688
     Other assets and liabilities denominated in foreign currencies..................................................         3,323
                                                                                                                        ------------
  Net realized and unrealized gain on investments....................................................................     3,948,395
                                                                                                                        ------------
     Net increase in net assets resulting from operations............................................................  $  3,584,997
                                                                                                                        ------------
                                                                                                                        ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                                                                                                        YEAR ENDED     YEAR ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                                           1995           1994
                                                                                                       -------------  -------------

INCREASE/(DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment loss................................................................................  $    (363,398) $    (259,767)
  Net realized loss on securities, forward foreign currency exchange contracts and foreign currency
     transactions....................................................................................     (4,171,926)    (1,363,558)
  Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange
     contracts and other assets and liabilities denominated in foreign currencies....................      8,120,321    (11,511,952)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from operations....................................      3,584,997    (13,135,277)
                                                                                                       -------------  -------------

CONTRACT RELATED TRANSACTIONS:
  Premiums...........................................................................................      6,235,725     22,680,207
  Benefits, surrenders and other withdrawals.........................................................     (9,881,861)    (8,496,158)
  Net transfers (to) from Separate Account B, Fixed Account and Golden American......................    (12,563,025)    (2,244,552)
  Contract related charges and fees (Note 2).........................................................     (1,209,284)    (1,073,158)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from contract related transactions.................    (17,418,445)    10,866,339
                                                                                                       -------------  -------------
  Net decrease in net assets.........................................................................    (13,833,448)    (2,268,938)

NET ASSETS:
  Beginning of year..................................................................................     86,208,555     88,477,493
                                                                                                       -------------  -------------
  End of year........................................................................................  $  72,375,107  $  86,208,555
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS


                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 100.

                                                                               YEAR        YEAR        YEAR       PERIOD
                                                                               ENDED       ENDED       ENDED       ENDED
                                                                             12/31/95   12/31/94**   12/31/93    12/31/92*
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, beginning of year.................................  $   9.091   $  10.518   $  10.008   $  10.000
                                                                             ---------  -----------  ---------  -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) #.............................................     (0.044)     (0.030)     (0.046)      0.022
Net realized and unrealized gain/(loss) on investments.....................      0.612      (1.397)      0.556      (0.014)
                                                                             ---------  -----------  ---------  -----------
Total from investment operations...........................................      0.568      (1.427)      0.510       0.008
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, end of year.......................................  $   9.659   $   9.091   $  10.518   $  10.008
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
Total return...............................................................       6.25%     (13.57)%      5.10%       0.08%++
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................  $  68,283    $  83,702  $  85,702    $  38,699
Ratio of operating expenses to average net assets..........................       2.27%        2.31%      2.68%        2.46%+
Decrease reflected in above expense ratio due to expense limitations.......       0.08%        0.09%      0.03%          --
Ratio of net investment income/(loss) to average net assets................     (0.50)%       (0.31)%    (0.44)%       1.78%+

------------------
 * These units were available for sale on October 21, 1992.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 80.

                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.130    $  10.541   $  10.420
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.027)      (0.011)     (0.005)
Net realized and unrealized gain/(loss) on investments.....................................       0.617       (1.400)      0.126
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.590       (1.411)      0.121
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.720    $   9.130   $  10.541
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        6.46%      (13.39)%      1.16%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $   1,047    $   1,877   $   2,087
Ratio of operating expenses to average net assets..........................................        2.07%        2.11%       2.48%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.30)%      (0.11)%     (0.24)%+

------------------
 * These units were available for sale on October 14, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


 FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA SERIES 100.


                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.027    $  10.481   $  10.536
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.076)      (0.066)     (0.036)
Net realized and unrealized gain/(loss) on investments.....................................       0.607       (1.388)     (0.019)
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.531       (1.454)     (0.055)
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.558    $   9.027   $  10.481
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        5.87%      (13.87)%     (0.52)%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $     545    $     630   $     688
Ratio of operating expenses to average net assets..........................................        2.62%        2.66%       3.02%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.85)%      (0.66)%     (0.79)%+

------------------
 * These units were available for sale on April 27, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

          FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                  DVA PLUS-      DVA PLUS-       DVA PLUS-
                                                                                  STANDARD    ANNUAL RATCHET    7% SOLUTION
                                                                                 -----------  ---------------  -------------
                                                                                   PERIOD         PERIOD          PERIOD
                                                                                    ENDED          ENDED           ENDED
                                                                                  12/31/95*      12/31/95*       12/31/95*
                                                                                 -----------  ---------------  -------------
Accumulation unit value, beginning of period...................................   $   9.323      $   9.282       $   9.240
                                                                                 -----------  ---------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss #..........................................................      (0.013)        (0.013)         (0.013)
Net realized and unrealized gain on investments................................       0.266          0.262           0.259
                                                                                 -----------  ---------------  -------------
Total from investment operations...............................................       0.253          0.249           0.246
                                                                                 -----------  ---------------  -------------
Accumulation unit value, end of period.........................................   $   9.576      $   9.531       $   9.486
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
Total return...................................................................        2.71%++        2.69%++         2.66%++
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................   $     256      $     262       $   1,982
Ratio of operating expenses to average net assets..............................        2.40%+         2.55%+          2.60%+
Decrease reflected in above expense ratio due to expense limitations...........        0.08%+         0.08%+          0.08%+
Ratio of net investment loss to average net assets.............................       (0.63)%+       (0.78)%+        (0.83)%+

------------------
*  These units were available for sale on October 2, 1995.
+  Annualized
++ Non-annualized
# Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS
                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- 93.7%
  ARGENTINA -- 3.9%
         2,318  Banco de Galicia Y Buenos Aires
                  S.A.............................  $    47,809
        21,045  Banco Frances del Rio de la Plata
                  S.A.............................      186,220
        19,320  Banco Frances del Rio de la Plata
                  S.A., ADR.......................      519,225
        61,900  Capex S.A., Class A, GDR**........      897,550
        25,600  Telefonica de Argentina S.A.,
                  ADR.............................      697,600
        21,800  Y.P.F. S.A........................      471,425
                                                    -----------
                                                      2,819,829
                                                    -----------
AUSTRALIA -- 2.6%
        71,312  BTR Ltd. Class A..................      348,227
        51,375  Niugini Mining Ltd.+..............       98,898
       274,500  Pasminco Ltd.+....................      336,637
       212,900  Woodside Petroleum Ltd............    1,088,677
                                                    -----------
                                                      1,872,439
                                                    -----------
AUSTRIA -- 3.0%
        17,000  VA Technologie AG+................    2,159,051
                                                    -----------
BRAZIL -- 0.4%
         9,000  Panamerican Beverages Inc., Class
                  A...............................      288,000
                                                    -----------
CHINA -- 0.4%
        15,000  Jilan Chemical, ADR...............      322,500
                                                    -----------
DENMARK -- 0.3%
        11,100  International Service Systems AS,
                  Class B.........................      249,865
                                                    -----------
FINLAND -- 1.1%
        15,650  Metsa-Serla, Class B..............      482,070
           500  Metra AB, Class B.................       20,688
        11,600  Valmet, Class A...................      287,987
                                                    -----------
                                                        790,745
                                                    -----------
FRANCE -- 6.0%
         9,507  Bouygues..........................      956,907
         4,000  Cetelem...........................      750,145
        47,300  Largardere Groupe.................      868,598
         8,351  Scor S.A..........................      260,703
        19,671  Total S.A., Class B...............    1,326,518
         4,597  Total S.A., ADS...................      156,298
                                                    -----------
                                                      4,319,169
                                                    -----------
GERMANY -- 2.9%
        12,400  Adidas AG.........................      656,318
        11,500  Adidas AG, ADR**..................      302,158
         3,400  Deutsche Bank AG..................      161,156
        13,000  SGL Carbon AG.....................    1,006,276
                                                    -----------
                                                      2,125,908
                                                    -----------
GREAT BRITAIN -- 7.2%
       173,956  British Airport Authority Ord.....    1,310,242
        11,600  Cookson Group PLC.................       55,125
        50,000  Govett & Company Ltd., Ord. PLC...      180,148
        64,000  Grand Metropolitan PLC Ord........      460,682
       156,223  Prudential Corporation PLC........    1,005,637
        31,232  Reckitt & Colman PLC Ord..........      345,589
       630,000  Singer & Friedlander Group PLC....    1,061,553
       295,400  Takare PLC........................      825,761
                                                    -----------
                                                      5,244,737
                                                    -----------

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
HONG KONG -- 4.1%
       359,000  Citic Pacific Ltd.................  $ 1,228,005
        48,737  HSBC Holdings Ltd.................      737,437
       141,201  Jardine Matheson Holdings Ltd.....      967,227
                                                    -----------
                                                      2,932,669
                                                    -----------
INDIA -- 3.1%
        33,000  Hindalco Industries Ltd., GDR**...    1,126,290
        41,400  India Fund (The) Inc..............      367,425
        51,200  Reliance Industries Ltd., GDS.....      716,800
                                                    -----------
                                                      2,210,515
                                                    -----------
INDONESIA -- 2.3%
        34,500  Bank International Indonesia
                  (Foreign).......................      114,296
        99,000  PT Mulia Industrindo Ord.
                  (Foreign).......................      279,270
        79,500  PT Semen Gresik (Foreign).........      222,523
        10,500  PT Telekomunikas, ADR.............      265,125
       410,000  PT Telekomunikas (Foreign)........      537,940
        19,800  PT Tri Polyta Indonesia, ADR......      272,250
                                                    -----------
                                                      1,691,404
                                                    -----------
ISRAEL -- 1.8%
        75,000  Ampal American Israel Corporation,
                  Class A.........................      393,750
        38,500  ECI Telecom, Ltd..................      878,281
                                                    -----------
                                                      1,272,031
                                                    -----------
JAPAN -- 29.5%
       149,000  Canon Inc.........................    2,698,596
        22,000  Circle K Japan Company Ltd........      969,491
           170  DDI Corporation...................    1,317,191
           458  East Japan Railway Company........    2,226,789
        89,000  Hitachi Ltd.......................      896,465
         2,500  Keyence Corporation...............      288,136
        75,000  Kirin Beverage Corporation........    1,009,685
         5,000  Kyocera Corporation...............      371,429
        11,000  Murata Manufacturing Company
                  Ltd.............................      404,843
        94,000  NEC Corporation...................    1,147,119
        27,000  Nippon Communication Systems
                  Corporation.....................      285,036
           267  Nippon Telegraph & Telephone
                  Corporation.....................    2,161,215
            54  NTT Data Communication Systems
                  Corporation.....................    1,814,818
        40,800  Orix Corporation..................    1,679,419
         6,000  Rohm Company......................      338,789
        20,000  Sony Corporation..................    1,199,031
        33,000  TDK Corporation...................    1,684,358
         3,000  UNY Company.......................       56,368
        21,600  York-Benimaru Company Ltd.........      826,344
                                                    -----------
                                                     21,375,122
                                                    -----------
  KOREA -- 2.5%
         6,600  Mando Machinery Corporation,
                  GDR.............................      173,250
        40,300  Mando Machinery Corporation,
                  GDR**...........................    1,057,875
         5,800  Samsung Electric, GDR.............      559,700
                                                    -----------
                                                      1,790,825
                                                    -----------
  MALAYSIA -- 0.4%
        75,000  Westmont BHD......................      259,873
                                                    -----------
  MEXICO -- 0.4%
        93,000  Gruma S.A., Series B..............      261,581
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- (CONTINUED)
  NEW ZEALAND -- 5.9%
     1,313,354  Brierley Investments Ltd..........  $ 1,038,912
       266,300  Fletcher Challenge Ltd............      614,550
       502,522  Fletcher Challenge (Forest
                  Division) Ltd...................      716,182
       538,800  Lion Nathan Ltd...................    1,285,678
        30,000  Sky City Ltd......................      622,697
                                                    -----------
                                                      4,278,019
                                                    -----------
  NORWAY -- 1.0%
        17,100  Norsk Hydro, ADR..................      716,063
                                                    -----------
  PAKISTAN -- 0.3%
       241,000  Pakistan Telecommunications
                  Corporation.....................      216,589
                                                    -----------
  SINGAPORE -- 2.5%
         9,000  D.B.S. Land Ltd...................       30,414
       119,000  Development Bank of Singapore
                  Ltd.............................    1,480,665
       464,000  I.P.C. Corporation................      308,349
                                                    -----------
                                                      1,819,428
                                                    -----------
  SPAIN -- 4.0%
        58,100  Banco de Santander S.A., ADR......    2,861,425
                                                    -----------
  SWEDEN -- 3.0%
         8,100  Asea AB, Class B..................      787,983
        35,200  Astra AB, Class B.................    1,394,112
                                                    -----------
                                                      2,182,095
                                                    -----------
  SWITZERLAND -- 1.5%
           615  Brown Boveri & Cie AG, Class A....      714,744
           200  Ciba-Geigy AG.....................      175,195
           150  Danza Holding AG..................      163,920
                                                    -----------
                                                      1,053,859
                                                    -----------
  TAIWAN -- 2.5%
     1,680,000  GP Taiwan Index Fund..............    1,325,268
        75,511  Tuntex Distinct Corporation,
                  GDS **..........................      509,701
                                                    -----------
                                                      1,834,969
                                                    -----------
  THAILAND -- 1.1%
       146,800  Industrial Finance Corporation of
                  Thailand (Foreign)..............      498,269
        81,400  Thai Military Bank Public Company
                  Ltd. (Foreign)..................      329,607
                                                    -----------
                                                        827,876
                                                    -----------
                Total Common Stocks
                  (Cost $64,252,583)..............   67,776,586
                                                    -----------
WARRANTS -- 0.0%# COST ($20,647)
  SWITZERLAND -- 0.0%#
           600  Danza Holding AG, Expires
                  08/02/1996......................        2,667
                                                    -----------


  PRINCIPAL                                            VALUE
    AMOUNT                                           (NOTE 1)
--------------                                      -----------
CONVERTIBLE CORPORATE BONDS -- 3.8%
  JAPAN -- 1.8%
           JPY  Matasushita Electric Works Ltd.,
   111,000,000    2.700% due 05/31/2002...........  $ 1,313,724
                                                    -----------
  TAIWAN -- 2.0%
    $1,070,000  President Enterprises Corporation,
                  Zero coupon due 07/22/2001......    1,358,900
        70,000  Yang Ming Marine Transport
                  Corporation,
                  2.000% due 10/06/2001...........       77,175
                                                    -----------
                                                      1,436,075
                                                    -----------
                Total Convertible Corporate Bonds
                  (Cost $2,753,032)...............    2,749,799
                                                    -----------
REPURCHASE AGREEMENT -- 0.6% Cost ($452,000)
       452,000  Agreement with PNC Securities
                  Corporation, 5.600% dated
                  12/29/1995 to be repurchased at
                  $452,281 on 01/02/1996,
                  collateralized by $445,000 U.S.
                  Treasury Notes, 5.750% due
                  09/30/1997 (value $455,324).....      452,000
                                                    -----------

                                                          VALUE
             PRINCIPAL AMOUNT                           (NOTE 1)
------------------------------------------             -----------
TOTAL INVESTMENTS (COST $67,478,262)
  (NOTES 1 AND 3)..........                      98.1%  70,981,052
OTHER ASSETS AND LIABILITIES (NET)........        1.9    1,394,055
                                            ---------  -----------
NET ASSETS................................      100.0% $72,375,107
                                            ---------  -----------
                                            ---------  -----------

----------------------
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
 # Amount is less than 0.1%.

GLOSSARY OF TERMS
                      American Depositary
ADR        --         Receipt.
                      American Depositary
ADS        --         Share.
                      Global Depositary
GDR        --         Receipt.
GDS        --         Global Depositary Share.
JPY        --         Japanese Yen.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

DECEMBER 31, 1995, INDUSTRY CLASSIFICATION OF THE FUND WAS AS FOLLOWS
(UNAUDITED):

                                         % OF NET        VALUE
       INDUSTRY CLASSIFICATION            ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
LONG TERM INVESTMENTS:
Electric Machinery
  Equipment/Electronics..............          9.6%     $6,970,456
Telecommunications...................          8.4       6,073,941
Investment Companies.................          8.0       5,795,435
Banking/Financials...................          7.7       5,539,247
Financial Services...................          7.5       5,461,877
Durable Goods -- Consumer............          5.5       3,999,903
Transportation.......................          5.2       3,778,127
Oil/Gas Extraction...................          5.2       3,758,981
Computer Software....................          2.5       1,814,818
Forest Products/Paper................          2.5       1,812,802
Industrial...........................          2.4       1,707,127
Technology...........................          2.3       1,684,358
Pharmaceuticals......................          2.2       1,569,307
Metal/Metal Products.................          2.2       1,561,824
Chemicals/Allied Products............          1.8       1,311,550
Beverages............................          1.8       1,297,685
Brewery..............................          1.8       1,285,678
Insurance............................          1.8       1,266,339
Automobile Parts.....................          1.7       1,231,125
Industrial/Commercial Machinery......          1.7       1,199,031
Engineering/Construction.............          1.6       1,179,431
Metals -- Diversified................          1.4       1,006,276
Convenience Stores...................          1.3         969,492
Shoes/Leather........................          1.3         958,476
Energy...............................          1.2         897,550
Retail -- Grocery....................          1.2         882,712
Health Care Services.................          1.1         825,761
Food/Kindred Products................          1.0         722,263
Electronics -- Semiconductor.........          1.0         710,218
Entertainment........................          0.9         622,697
Textiles.............................          0.7         509,701
Nondurable Goods -- Consumer.........          0.5         345,589
Computer Industry....................          0.4         308,349
Communication........................          0.4         285,036

                                         % OF NET        VALUE
 INDUSTRY CLASSIFICATION (CONTINUED)      ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
Capital Goods........................          0.4%       $279,270
Business Services....................          0.4         249,865
Other................................          0.9         656,755
                                             -----    ------------
TOTAL LONG TERM INVESTMENTS..........         97.5      70,529,052
REPURCHASE AGREEMENT.................          0.6         452,000
                                             -----    ------------
TOTAL INVESTMENTS....................         98.1      70,981,052
OTHER ASSETS AND LIABILITIES (NET)...          1.9       1,394,055
                                             -----    ------------
NET ASSETS...........................        100.0%    $72,375,107
                                             -----
                                             -----    ------------
                                                      ------------

                                  SCHEDULE OF
                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
       CONTRACTS TO DELIVER
----------------------------------     IN
                                    EXCHANGE                 UNREALIZED
EXPIRATION          LOCAL           FOR U.S.    VALUE IN    APPRECIATION/
   DATE            CURRENCY             $        U.S. $     (DEPRECIATION)
----------  ----------------------  ---------  -----------  -------------
03/21/1996  JPY        302,112,500  2,999,915   2,961,061     $  38,854
03/21/1996  JPY        958,387,500  9,514,420   9,393,333       121,087
03/21/1996  FRF         19,600,000  4,000,000   4,004,659        (4,659)
06/17/1996  JPY        282,690,000  3,000,000   2,803,594       196,406
                                                            -------------
Net Unrealized Appreciation of Forward Foreign Currency
  Exchange Contracts......................................    $ 351,688
                                                            -------------
                                                            -------------

GLOSSARY OF TERMS
FRF          --         French Franc
JPY        --           Japanese Yen

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managed Global Account of Separate Account D (the 'Account') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company and meets the definition of a separate account under federal securities laws. The Account was established on April 18, 1990, by Golden American Life Insurance Company ('Golden American'), to support the operations of variable annuity contracts ('Contracts'). Golden American, a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect subsidiary of Bankers Trust Company ('Bankers Trust'), is a stock life insurance company organized under the laws of the state of Delaware. Golden American is primarily engaged in the issuance of variable insurance products and is authorized to do business in the District of Columbia and in all states except New York.

Operations on the Account commenced on October 21, 1992. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to the Account at the direction of contractholders. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the reserves and other contract liabilities with respect to the Account. Golden American has entered into a reinsurance agreement with an affiliated reinsurer to cover insurance risks under the Contracts. Golden American remains liable to the extent that the reinsurer does not meet its obligations under the reinsurance agreement.

The preparation of financial statements in accordance with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Short-term debt securities are valued at their amortized cost which approximates fair value. Amortized cost involves valuing a portfolio security instrument at its cost, initially, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Governors.

(B) DERIVATIVE FINANCIAL INSTRUMENTS: The Account may engage in various portfolio strategies, as described below, to seek to manage its exposure to equity markets and to manage fluctuations in foreign currency rates. Forward foreign currency exchange contracts to buy, writing puts and buying calls tend to increase the Account's exposure to the underlying market or currency. Forward foreign currency exchange contracts to sell, buying puts and writing calls tend to decrease the Account's exposure to the underlying market or currency. In some instances, investments in derivative financial instruments may involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Losses may arise under these contracts due to the existence of an illiquid secondary market for the contracts, or if the counterparty does not perform under the contract. An additional primary risk associated with the use of certain of these contracts may be caused by an imperfect correlation between movements in the price of the derivative financial instruments and the price of the underlying securities, indices or currency.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Account may enter into forward foreign currency exchange contracts. The Account will enter in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
rates. Forward foreign currency exchange contracts are valued at the applicable forward rate, and are marked to market daily. The change in market value is recorded by the Account as an unrealized gain or loss. When a contract is closed, the Account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Open contracts at December 31, 1995 and their related unrealized appreciation (depreciation) are set forth in the Schedule of Forward Foreign Currency Exchange Contracts which accompanies the Portfolio of Investments. Realized and unrealized gain/(loss) arriving from forward foreign currency exchange contracts are included in net realized and unrealized gain/(loss) on forward foreign currency exchange contracts.

OPTIONS: The Account may engage in option transactions. When the Account writes an option, an amount equal to the premium received by the Account is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market on a daily basis to reflect the current value of the option written.

When a security is sold through an exercise of an option, the related premium received (or paid) is deducted from (or added to) the basis of the security sold. When an option expires (or the Account enters into a closing transaction), the Account realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the premium paid or received). The Account did not write options during the year ended December 31, 1995. Realized gains arising from purchased options are included in the net realized gain/(loss) on security transactions.

(C) FOREIGN CURRENCY: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Account does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Account's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

(D) REPURCHASE AGREEMENTS: The Account may enter into repurchase agreements in accordance with guidelines approved by the Board of Governors of the Account. The Account bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Account is delayed or prevented from exercising its rights to dispose of the underlying securities received as collateral including the risk of a possible decline in the value of the underlying securities during the period while the Account seeks to exercise its rights. The Account takes possession of the collateral and reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks. The market value of the underlying securities received as collateral must be at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Account has the right to use the underlying securities to offset the loss.

(E) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on the identified cost basis which is the same basis used for federal income tax purposes.

(F) FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of Golden American.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

OPERATING EXPENSES: Directed Services, Inc. ('DSI'), a wholly owned subsidiary of BTV, serves as Manager to the Account pursuant to a Management Agreement. Under the Management Agreement, DSI has overall responsibility, subject to the supervision of the Board of Governors, for administrating all operations of the Account and for monitoring and evaluating the management of the assets of the Account by the Portfolio Manager. In consideration for these services, the Account pays DSI a management fee based upon the following annual percentage of the Account's average daily net assets: 0.40% of the first $500 million and 0.30% of the amount over $500 million. Warburg, Pincus Counsellors, Inc. ('Warburg') serves as the Portfolio Manager of the Account and in that capacity provides investment advisory services for the Account including asset allocation and security selection. In consideration for these services, Warburg is paid an advisory fee by the Account, payable monthly, based on the average daily net assets of the Account at an annual rate of 0.60% of the first $500 million and 0.50% on the excess thereof. For the year ended December 31, 1995, the Account incurred management and advisory fees of $293,930 and $440,770, respectively.

The Account bears the expenses of its investment management operations, including expenses associated with custody of securities, portfolio accounting, the Board of Governors, legal and auditing services, registration fees and other related operating expenses. Bankers Trust is the custodian of the assets in the Account. For the year ended December 31, 1995, the Account incurred $111,693 for custodian fees. In addition, the Account reimburses Golden American for certain organization expenses (See Note 4). At December 31, 1995, a total of $1,684 was payable to DSI and Golden American for management and reimbursement of organization expenses.

Certain officers and governors of the Account are also officers and/or directors of the Manager, Golden American, BTV and Bankers Trust.

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of 0.80%, 0.90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks. Golden American did not deduct mortality and expense risk charges and asset based administrative charges from the DVA Plus Contract assets until November 1995, upon which it received exemptive relief from the Securities and Exchange Commission.

ASSET BASED ADMINISTRATIVE CHARGE: To compensate Golden American for the administrative expenses under the Contracts, a daily charge at an annual rate of 0.10% is deducted from assets attributable to the DVA 100 and DVA Series 100 Contracts. A daily charge of 0.15% is deducted from the assets attributable to DVA Plus Contracts.

OTHER CONTRACT CHARGES: An administrative fee of $40 per Contract year is deducted from the accumulation value of certain DVA 80 and DVA 100 Contracts. Under DVA Plus Contracts issued subsequent to September of 1995, an excess allocation charge of $25 per allocation may be imposed by Golden American after the twelfth allocation change in a contract year. Under DVA 80, DVA 100 and DVA Series 100 Contracts ('Previous Contracts'), a partial withdrawal charge of the lower of 2% of the withdrawal or $25 is deducted from the accumulation for each additional partial withdrawal in a Contract year. In addition, under the Previous Contracts, there is an excess allocation charge of $25 for each allocation change between divisions in excess of the five free changes allowed per contract year.

DEFERRED SALES LOAD: Under contracts offered prior to October of 1995, a sales load of up to 6.50% was applicable to each premium payment for sales related expenses as specified in the Contracts. For DVA Series 100 Contracts, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. For the year ended December 31, 1995, contract sales loads of $1,124,480 initially advanced by Golden American to the Account were deducted from contractowners' accumulation value. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September of 1995, a contingent deferred sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% of the premium payment during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth and sixth complete years, respectively. For the year ended December 31, 1995, Golden American collected Surrender Charges in the amount of $15.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American reduced to conform with the Commissioner's Annuity Reserve Valuation Methodology ('CARVM') noted above.

Net Assets Retained in the Account by Golden American are as follows:

                                                                                             YEAR          YEAR
                                                                                            ENDED         ENDED
                                                                                           12/31/95      12/31/94
                                                                                         ------------  ------------
Balance at beginning of year...........................................................  $  4,533,964  $  4,668,658
Sales load advanced and additions to surrender charges.................................       379,811     1,338,526
Premium tax advanced...................................................................         2,628         6,823
Net transfer (to) from Separate Account B, Fixed Account and Golden American...........      (899,808)     (427,829)
Amortization of deferred sales load, surrender charges and premium tax.................    (1,141,201)   (1,052,214)
                                                                                         ------------  ------------
                                                                                         $  2,875,394  $  4,533,964
                                                                                         ------------  ------------
                                                                                         ------------  ------------

PREMIUM TAXES: Premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums. Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from the accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states, Golden American advances the amount of the charge for premium taxes to Contractowners and then deducts it from the accumulation value in equal installments on each contract processing date over a six year period. Golden American is currently waiving the deduction of the applicable installments of the charge for premium taxes previously advanced by Golden American to Contractowners. Golden American reserves the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commencement date or upon surrender of the Contract.

EXPENSE LIMITATION: The Account and DSI entered into an agreement to limit the ordinary operating expenses of the Account, excluding, among other things, mortality and expense risk charges, asset based administrative charges, interest expense, and other contractual charges, through December 31, 1995, so that such expenses do not exceed on an annual basis 1.25% of the first $500 million of the average daily net assets and 1.05% of the excess over $500 million. For the year ended December 31, 1995, $63,386 was reimbursed by DSI to the Account pursuant to this limitation. Such agreement existed under the same terms for the year ended December 31, 1994.

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For the years ended December 31, 1995 and December 31, 1994, fees paid by Golden American to DSI in connection with sales of the contracts aggregated approximately $446,000 and $1,343,000, respectively.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995, were $30,992,571 and $4,817,671, respectively.

At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,320,461 and $4,817,671, respectively.

For the year ended December 31, 1995, the portfolio turnover rate was 44%.

4. ORGANIZATION COSTS

The initial organizational expenses of the Account of approximately $150,000 were paid by Golden American. The Account reimburses Golden American monthly for such expenses ratably over a period of sixty months from the date of the Account's commencement of operations. At December 31, 1995, the unamortized balance of such expenses was $75,090. It is Golden American's intention not to seek reimbursement for any unpaid amounts should the account cease operations.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

5. INCREASE/(DECREASE) IN ACCUMULATION UNITS

                                                                                            FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                         --------------------------
                                                                                             1995          1994
                                                                                         ------------  ------------
DVA 100
  Units purchased......................................................................       409,418     2,267,150
  Units redeemed.......................................................................    (2,561,328)   (1,161,000)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................    (2,151,910)    1,106,150
Units at the beginning of the period...................................................     9,225,615     8,119,465
                                                                                         ------------  ------------
Units at the end of the period.........................................................     7,073,705     9,225,615
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA 80
  Units purchased......................................................................        66,593       154,827
  Units redeemed.......................................................................      (164,429)     (147,275)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (97,836)        7,552
Units at the beginning of the period...................................................       205,564       198,012
                                                                                         ------------  ------------
Units at the end of the period.........................................................       107,728       205,564
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA Series 100
  Units purchased......................................................................        27,026        55,550
  Units redeemed.......................................................................       (39,838)      (51,428)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (12,812)        4,124
Units at the beginning of the period...................................................        69,795        65,671
                                                                                         ------------  ------------
Units at the end of the period.........................................................        56,983        69,795
                                                                                         ------------  ------------
                                                                                         ------------  ------------

                                                                                            PERIOD
                                                                                            ENDED
                                                                                          12/31/95*
                                                                                         ------------
DVA Plus -- Standard
  Units purchased......................................................................        43,964
  Units redeemed.......................................................................       (17,239)
                                                                                         ------------
       Net Increase....................................................................        26,725
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        26,725
                                                                                         ------------
                                                                                         ------------
DVA Plus -- Annual Ratchet
  Units purchased......................................................................        29,267
  Units redeemed.......................................................................        (1,811)
                                                                                         ------------
       Net Increase....................................................................        27,456
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        27,456
                                                                                         ------------
                                                                                         ------------
DVA Plus -- 7% Solution
  Units purchased......................................................................       209,355
  Units redeemed.......................................................................          (345)
                                                                                         ------------
       Net Increase....................................................................       209,010
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................       209,010
                                                                                         ------------
                                                                                         ------------

------------------
* The DVA Plus -- Standard, Annual Ratchet and 7% Solution units were offered for sale commencing October 2, 1995.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

6. SUBSEQUENT EVENT

On August 13, 1996, under the terms of a stock purchase agreement, Equitable of Iowa Companies acquired all of the interest in BTV from Whitewood Properties Corp., a subsidiary of Bankers Trust Company. DSI and Golden American are wholly owned subsidiaries of BTV.

In addition at a special meeting held on August 8, 1996, the contractholders approved the reorganization of the Account from a separate account of Golden American register as a management investment company toa newly created division (the "Division") of Separate Account B, an existing separate account of Golden American which is registered as a unit investment trust. On the date of reorganization, which is anticipated to be September 3, 1996, the Account will transfer all of its assets to the Division. The Division will simultaneously exchange these assets to the Managed Global Series of the The GCG Trust in consideration for shares of the Series. The Managed Global Series is a newly created Series of The GCG Trust. Ths GCG Trust is and existing open-end management investment company registered under the Investment Company Act of 1940.

If this reorganization, described above, had taken place on December 31, 1995, the unit values and net assets of the Division would have been the same as reflected in the Account's financial statements contained herein.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners and Board of Governors
The Managed Global Account of Separate Account D

     We have audited the accompanying statement of assets and liabilities of The Managed Global Account of Separate Account D, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of December 31, 1995 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Managed Global Account of Separate Account D at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                              /s/ ERNST & YOUNG LLP


New York, New York
February 9, 1996
except for Note 6, as to which the date is August 27, 1996

 AUDITED FINANCIAL STATEMENTS

                        REPORT OF INDEPENDENT AUDITORS



Board of Directors and Stockholder
Golden American Life Insurance Company

  We have audited the accompanying balance sheets of Golden American Life In-surance Company (the "Company") as of December 31, 1995 and 1994 and the re-lated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life In-surance Company at December 31, 1995 and 1994, and the results of its opera-tions and its cash flows for each of the three years in the period ended De-cember 31, 1995, in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
February 12, 1996,
except for Note 10, as to
which the date is August 13, 1996

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

                      (IN THOUSANDS, EXCEPT SHARE AMOUNT)

                                                                DECEMBER 31
                                                           ----------------------
                                                              1995        1994
                                                           ----------  ----------
ASSETS
Investments:
 Fixed maturities at market value (amortized cost $48,671
 and $ --)...............................................  $   49,629  $       --
 Fixed maturities held to maturity, at amortized cost
 (market -- $2,659)......................................          --       2,749
 Short-term investments, at cost, which approximates
 market..................................................      15,614      13,933
 Equity securities, at market (cost $27 and $17).........          29          16
 Policy loans............................................       2,021         513
                                                           ----------  ----------
  Total investments......................................      67,293      17,211
Cash.....................................................        (323)      3,316
Accrued investment income................................         768          92
Due from affiliates and separate accounts................       1,127         963
Deferred policy acquisition costs........................      67,314      60,662
Unamortized cost assigned to insurance contracts in
force....................................................       6,057       7,620
Funds held in escrow pursuant to an Exchange Agreement...       4,150       2,757
Due from reinsurers......................................       2,062       1,713
Other assets.............................................         287         134
Separate account assets..................................   1,048,953     950,292
                                                           ----------  ----------
  Total assets...........................................  $1,197,688  $1,044,760
                                                           ==========  ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Insurance and annuity reserves (including $1,641 and $17
 of unamortized deferred sales load).....................  $   33,673  $    1,051
 Due to affiliates and separate accounts.................         675         660
 Accrued expenses and other liabilities..................       1,329       1,053
 Payable for investment purchases........................       7,938          --
 Unearned revenue........................................       6,556       1,759
 Adjustable principal amount promissory note, 7.50%, due
 1997....................................................         439         439
 Separate account liabilities (including $41,566 and
 $48,924 of unamortized deferred sales load).............   1,048,953     950,292
                                                           ----------  ----------
  Total liabilities......................................   1,099,563     955,254
Commitments and contingencies
STOCKHOLDER'S EQUITY
Common stock, par value $10 per share, authorized,
issued, and outstanding 250,000 shares...................       2,500       2,500
Redeemable preferred stock, par value $5,000 per share,
50,000 shares authorized, 10,000 issued and outstanding..      50,000      50,000
Additional paid-in capital...............................      45,030      37,086
Net unrealized appreciation/(depreciation) of
securities...............................................         658          (1)
Retained earnings (deficit)..............................         (63)        (79)
                                                           ----------  ----------
 Total stockholder's equity..............................      98,125      89,506
                                                           ----------  ----------
  Total liabilities and stockholder's equity.............  $1,197,688  $1,044,760
                                                           ==========  ==========


                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

                                 (IN THOUSANDS)

                                                    YEAR ENDED DECEMBER 31
                                                   ---------------------------
                                                    1995      1994      1993
                                                   -------  --------  --------
REVENUES
Variable life and annuity product fees and policy
charges..........................................  $18,388  $ 17,519  $ 10,192
Management fee revenue...........................      987        --        --
Net investment income............................    2,818       560       216
Realized capital gain (loss).....................      297        65        35
                                                   -------  --------  --------
Total revenues...................................   22,490    18,144    10,443
EXPENSES
Policy benefits..................................    3,146        35     1,747
Commissions and overrides........................    7,653    16,741    34,260
Salaries, benefits and other employee-related
costs............................................    6,601     5,866        --
Financing charges and interest...................       --     1,962       726
Other general, administrative, and operating
expenses.........................................    7,268     7,665     9,248
Deferral of policy acquisition costs.............   (9,804)  (23,119)  (37,129)
Amortization of deferred policy acquisition
costs............................................    2,710     4,608     2,027
Amortization of cost assigned to insurance
contracts in force...............................    1,552     2,164     1,357
                                                   -------  --------  --------
Total expenses...................................   19,126    15,922    12,236
                                                   -------  --------  --------
Net income (loss)................................  $ 3,364  $  2,222  $ (1,793)
                                                   =======  ========  ========




                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                      (IN THOUSANDS, EXCEPT SHARE AMOUNT)

                                                                           UNREALIZED
                          SHARES   SHARES                    ADDITIONAL   APPRECIATION    RETAINED      TOTAL
                          COMMON  PREFERRED COMMON PREFERRED  PAID-IN   (DEPRECIATION) OF EARNINGS  STOCKHOLDER'S
                           STOCK    STOCK   STOCK    STOCK    CAPITAL      SECURITIES     (DEFICIT)    EQUITY
                          ------- --------- ------ --------- ---------- ----------------- --------- -------------
Balances at January 1,
1993....................  150,000           $1,500            $13,336         $ 14         $  (508)    $14,342
Issuance of common
stock...................  100,000            1,000                                                       1,000
Contribution of
capital.................                                       15,000                                   15,000
Net loss................                                                                    (1,793)     (1,793)
Change in unrealized
appreciation of
securities..............                                                        48              --          48
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1993....................  250,000       --   2,500       --    28,336           62          (2,301)     28,597
Issuance of preferred
stock...................           10,000          $50,000                                             50,000
Contribution of
capital.................                                        8,750                                    8,750
Net income..............                                                                     2,222       2,222
Change in unrealized
depreciation of
securities..............                                                       (63)                        (63)
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1994....................  250,000   10,000   2,500   50,000    37,086           (1)            (79)     89,506
Contribution of
capital.................                                        7,944                                    7,944
Net income..............                                                                     3,364       3,364
Preferred stock
dividends...............                                                                    (3,348)     (3,348)
Change in unrealized
appreciation of
securities..............                                                       659                         659
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1995....................  250,000   10,000  $2,500  $50,000   $45,030         $658         $   (63)    $98,125
                          =======  =======  ======  =======   =======         ====         =======     =======

                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                 (IN THOUSANDS)

                                                     YEAR ENDED DECEMBER 31
                                                   ----------------------------
                                                     1995      1994      1993
                                                   --------  --------  --------
OPERATING ACTIVITIES
Net income (loss)................................  $  3,364  $  2,222  $ (1,793)
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
 Amortization of deferred policy acquisition
 costs...........................................     2,710     4,608     2,027
 Amortization of costs assigned to insurance
 contracts in force..............................     1,552     2,164     1,357
 Change in unearned revenue......................     4,949     1,594    (1,141)
 Increase in accrued investment income...........      (676)      (24)       (1)
 Change in due to/from affiliates and separate
 accounts........................................      (149)   (3,299)    2,976
 Changes in other assets, accrued expenses and
 other liabilities...............................      (226)   (1,552)       42
 Policy acquisition costs deferred...............    (9,804)  (23,119)  (37,129)
 Change in insurance and annuity reserves........     4,664    (1,370)      550
 Net amortization of premium (discount) on fixed
 maturity investments and funds held in escrow...      (142)       13        --
                                                   --------  --------  --------
Net cash provided by (used in) operating
activities.......................................     6,242   (18,763)  (33,112)
INVESTING ACTIVITIES
Purchases of fixed maturities....................   (61,723)     (857)     (543)
Sales of fixed maturities........................    23,729       319       552
Purchases of common stock........................       (10)       (7)     (260)
Sales of common stock............................        --       250       240
(Increase) decrease in policy loans..............    (1,508)     (369)      202
Funds held in escrow pursuant to an Exchange
Agreement........................................    (1,242)   (1,382)   (1,375)
                                                   --------  --------  --------
Net cash used in investing activities............   (40,754)   (2,046)   (1,184)
FINANCING ACTIVITIES
(Retirement) issuances of short-term debt........        --   (40,000)   33,600
Investment contract deposits.....................    29,501        --        --
Investment contract withdrawals..................    (1,543)       --        --
Issuance of common stock.........................        --        --     1,000
Issuance of preferred stock......................        --    50,000        --
Preferred stock dividend paid....................    (3,348)       --        --
Contribution of capital by parent................     7,944     8,750    15,000
                                                   --------  --------  --------
Net cash provided by financing activities........    32,554    18,750    49,600
                                                   --------  --------  --------
Net (decrease) increase in cash and short-term
investments......................................    (1,958)   (2,059)   15,304
Cash and short-term investments at beginning of
year.............................................    17,249    19,308     4,004
                                                   --------  --------  --------
Cash and short-term investments at end of year...  $ 15,291  $ 17,249  $ 19,308
                                                   ========  ========  ========


                            See accompanying notes.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

1. ORGANIZATION
  Effective September 30, 1992, Golden American Life Insurance Company ("Golden American") became a wholly-owned subsidiary of BT Variable, Inc. ("BTV"), an indirect wholly-owned subsidiary of Bankers Trust Company ("Bank-ers Trust"). Previously, Golden American was owned by Mutual Benefit Life In-surance Company in Rehabilitation ("Mutual Benefit"). Golden American is pri-marily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware.

  In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and Di-rected Services, Inc. ("DSI"), an affiliate of Golden American, and certain related assets and contributed them to BTV. The portion of the aggregate con-sideration exchanged by Bankers Trust, allocable to Golden American, was val-ued at approximately $11,600 thousand, subject to subsequent adjustment pursu-ant to the Exchange Agreement. This allocation was based primarily on the estimated value of insurance contracts in force and also included the acquisi-tion of net tangible assets of $400 thousand. The transaction involved settle-ment of pre-existing claims of Bankers Trust against Mutual Benefit. The ulti-mate value of these claims has not yet been determined by the Superior Court of New Jersey and is contingently supported by a $5,000 thousand note payable from Golden American and a $6,000 thousand letter of credit from Bankers Trust. The Golden American note is secured by a pledge of Golden American's right to receive certain deferred sales loads. Bankers Trust has estimated that the contingent liability due from Golden American amounted to $439 thou-sand at December 31, 1995 and 1994. Golden American deposited with an escrow agent $1,225 thousand and $1,300 thousand in 1995 and 1994, respectively, pur-suant to certain provisions of the Exchange Agreement.

  In addition, concurrent with the closing, Bankers Trust entered into an agreement with Golden American to cause Golden American, commencing with the closing and for so long as Bankers Trust continues to own, directly or indi-rectly, all the issued and outstanding capital stock of Golden American, to have at all times statutory capital and surplus of no less than the sum of (i) $5,000 thousand and (ii) an amount equal to 1% of the statutory-basis separate account liabilities of Golden American. During 1995, 1994, and 1993 BTV con-tributed additional capital and paid-in surplus of $7,944 thousand, $8,750 thousand, and $16,000 thousand, respectively, to Golden American. In 1994, Golden American issued $50,000 thousand of preferred stock that was purchased by BTV for $50,000 thousand in cash.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  The preparation of the financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the amounts reported in the financial statements and accom-panying notes. Actual results could differ from those estimates.

Basis of Presentation
  The accompanying financial statements have been presented in accordance with generally accepted accounting principles ("GAAP"). The acquisition of Golden American has been accounted for as a purchase by Bankers Trust and, according-ly, the acquired assets and liabilities were recorded at their estimated fair values at September 30, 1992. In accordance with requirements of the Securi-ties and Exchange Commission, this new basis of accounting has been "pushed down" to Golden American.

Investments
  Fixed maturities are considered available for sale and are carried at market in 1995. Previously fixed maturities were treated as held until maturity and carried at cost. Short-term investments are carried at cost, which approxi-mates market. Equity securities, principally investments

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) in mutual funds, are carried at market based on quoted market prices. Net unrealized appreciation of equity securities is included as a component of stockholder's equity. The cost of investments sold is determined by using the specific identification method.

Variable Life and Annuity Products
  Variable life and annuity products include individual and group flexible premium variable life insurance policies and annuity products. Golden American provides for variable accumulation and benefits under the policies and con-tracts by crediting life and annuity considerations in accordance with contractholder direction to one or more divisions within various variable sep-arate accounts or fixed interest divisions. Golden American's fixed interest divisions include the Guaranteed Interest Division, the Fixed Interest Divi-sion, and the Market Value Adjusted Fixed Interest separate account.

Separate Accounts
  Variable separate accounts assets and liabilities reported in the accompany-ing balance sheets represent funds that are separately administered princi-pally for variable life policies and annuity contracts and for which the poli-cyholders and contractholders rather than Golden American bear the investment risk. At the direction of the policyowners and contractholders, the separate accounts invest the premium and annuity considerations from the sale of vari-able life and annuity products either in shares of specified mutual funds or directly in other investments. The assets and liabilities of Golden American's separate accounts are clearly identified and segregated from other assets and liabilities of Golden American. The portion of the separate account assets ap-plicable to variable life policies and variable annuity contracts cannot be charged with liabilities arising out of any other business Golden American may conduct.

  Variable separate account assets carried at fair value of the underlying in-vestments generally represent policyowner and contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable life policies and annuity contracts invested in the separate accounts. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying statements of operations of Golden American.

Revenue Recognition
  Revenues from variable life and annuity products consists of charges for mortality and expense risk, cost of insurance, contract administration, and surrender charges, as applicable to each contract. In addition, most life and annuity contracts provide for a distribution fee collected for a limited num-ber of years after each premium deposit, as defined in each applicable con-tract. For life contracts, the distribution fee is based on the premiums col-lected, the face amount issued, and the underwriting characteristics of each insured. For annuity contracts, the distribution fee is based on the amount of premiums collected and allocated to the variable separate accounts. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecog-nized revenue related to the distribution fees is reported as unearned reve-nue.

Costs Assigned to Insurance Contracts in Force
  The costs assigned to insurance contracts in force represents the value of the right to receive future profits from the life insurance and annuity poli-cies existing at the date of acquisition from Mutual Benefit. Such value is the actuarially-determined present value of projected future profits from the acquired contracts discounted at an interest rate of 15%. Costs assigned to insurance contracts in force is being amortized over the estimated life of the applicable insurance contracts in relation to estimated future gross profits.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  The following is a reconciliation of the costs assigned to insurance con-tracts in force for the years ended December 31, 1995, 1994 and 1993.

                                                      YEAR ENDED DECEMBER 31
                                                      -------------------------
                                                       1995     1994     1993
                                                      -------  -------  -------
                                                          (IN THOUSANDS)
   Beginning balance................................. $ 7,620  $ 9,784  $11,140
   Interest accrued..................................     548      696      942
   Amortization......................................  (2,100)  (2,860)  (2,298)
                                                      -------  -------  -------
   Ending Balance.................................... $ 6,068  $ 7,620  $ 9,784
                                                      =======  =======  =======

  The following table presents the expected amortization of the costs assigned to insurance contracts in force over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits.

                                                                  (IN THOUSANDS)
   1996..........................................................     $1,424
   1997..........................................................      1,200
   1998..........................................................        918
   1999..........................................................        559
   2000..........................................................        430

Deferred Policy Acquisition Costs
  Deferred policy acquisition costs consist primarily of commissions, certain underwriting expenses and the costs of issuing policies that vary with and are directly related to the production of new and renewal business. Acquisition costs for variable life and annuity products are being amortized over the lives of the policies in relation to the present value of estimated future gross profits. The future gross profit estimates are subject to periodic eval-uation with necessary revisions applied against amortization to date.

Insurance and Annuity Reserves
  Insurance and annuity reserves represent variable life and annuity account balances invested in the fixed interest divisions, policy loan balances on variable life policies, and supplementary contract reserves on annuitized pol-icies. Interest credited rates for the fixed interest divisions ranged from 4% to 7% during 1995 and 1994.

Policy Benefits
  Policy benefits that are charged to expense include benefits incurred in the period in excess of the related policy account balances and interest credited to policy account balances invested in the fixed interest divisions.

Reinsurance
  Included in the accompanying financial statements are net considerations to reinsurers of $2,800 thousand and $2,400 thousand and net policy benefits re-coveries of $3,500 thousand and $1,900 thousand in 1995 and 1994, respective-ly. Effective September 30, 1992, Golden American terminated all reinsurance agreements with Mutual Benefit. Subsequently, Golden American entered into agreements covering substantially all of the mortality risks under both life policies and annuity contracts with unaffiliated reinsurers. Golden American remains liable to the extent that its reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance in-force for life mortality risks were $24,700 thousand and $23,000 thousand at December 31, 1995 and 1994 and for annuity mortality risks were $83,500 thousand and $149,600 thousand at December 31, 1995 and 1994, respectively.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Effective June 1, 1994, Golden American entered into a reinsurance agreement on a modified coinsurance basis with an unaffiliated reinsurer. The accompany-ing financial statements are presented net of the effects of the treaty which reduced net income by $109 thousand and $27 thousand in 1995 and 1994, respec-tively.

Cash Equivalents
  The Company considers all short-term investments (including commercial pa-per, money markets, and certificates of deposit) with a maturity of three months or less when purchased to be cash equivalents.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS
  Golden American has evaluated its financial instruments, principally short-term investments, policy loans, the adjustable principal amount promissory note, and insurance and annuity reserves and determined that carrying amounts reported in the balance sheets approximate fair value.

4. INVESTMENTS
  The major categories of investment income for 1995, 1994 and 1993 are summa-rized as follows:

                                                              1995   1994  1993
                                                             ------  ----  ----
                                                              (IN THOUSANDS)
   Fixed maturities......................................... $1,610  $142  $114
   Short-term investments...................................    899   226    90
   Equity securities........................................     --     1     1
   Policy loans.............................................     56    11    11
   Cash.....................................................    148    99    --
   Funds held in escrow.....................................    166    83    --
                                                             ------  ----  ----
   Gross investment income..................................  2,879   562   216
   Investment expenses......................................    (61)   (2)   --
                                                             ------  ----  ----
   Net investment income.................................... $2,818  $560  $216
                                                             ======  ====  ====

  A summary of investments in debt securities, including fixed maturities and short-term investments, at December 31, 1995 and 1994 is as follows:

                                                              GROSS
                                                            UNREALIZED ESTIMATED
                                                  AMORTIZED   GAINS     MARKET
                                                    COST     (LOSSES)    VALUE
                                                  --------- ---------- ---------
                                                          (IN THOUSANDS)
   At December 31, 1995:
    U.S. Treasury securities.....................  $17,832     $ 92     $17,924
    U.S. Government-backed securities............    2,037       86       2,123
    Corporate securities.........................   44,416      780      45,196
                                                   -------     ----     -------
                                                   $64,285     $958     $65,243
                                                   =======     ====     =======
   At December 31, 1994:
    U.S. Treasury securities.....................  $16,682     $(90)    $16,592
                                                   =======     ====     =======

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

4. INVESTMENTS (CONTINUED)

                                              1995                1994
                                       ------------------- -------------------
                                                 ESTIMATED           ESTIMATED
                                       AMORTIZED  MARKET   AMORTIZED  MARKET
                                         COST      VALUE     COST      VALUE
                                       --------- --------- --------- ---------
                                                   (IN THOUSANDS)
   Due in one year or less............  $17,398   $17,408   $14,634   $14,622
   Due after one year through five
   years..............................   39,023    39,467       850       827
   Due after five years through ten
   years..............................    6,818     7,201     1,198     1,143
   Due after ten years through twenty
   years..............................    1,046     1,167        --        --
                                        -------   -------   -------   -------
                                        $64,285   $65,243   $16,682   $16,592
                                        =======   =======   =======   =======

  At December 31, 1995 and 1994, gross unrealized (depreciation) appreciation of marketable equity securities recognized directly in stockholder's equity was $3 thousand and $(1) thousand, respectively.

  At December 31, 1995 and 1994, $2,711 thousand and $2,695 thousand, respec-tively, in principal amount of fixed maturity investments were on deposit with regulatory authorities pursuant to certain statutory requirements.

5. STOCKHOLDER'S EQUITY
  The payment of cash dividends by Golden American is subject to statutory re-strictions equal to the higher of 10% of surplus as regards policyholders or 100% of the prior year's net gain, not to exceed unassigned surplus. The maxi-mum dividend payout which may be made without prior approval in 1996 is $6,636 thousand. Golden American is required to maintain a minimum total statutory-basis capital and surplus of not less than $5,000 thousand under the provi-sions of the insurance laws of certain states in which it is presently li-censed to sell variable life and annuity products.

  A reconciliation of Golden American's GAAP-basis stockholder's equity as of December 31, 1995 and 1994 and net loss for the years ended December 31, 1995 and 1994 to its statutory-basis capital and surplus and net loss included in the accompanying financial statements is as follows:

                                            CAPITAL AND         NET INCOME
                                              SURPLUS             (LOSS)
                                         ------------------  -----------------
                                           1995      1994     1995      1994
                                         --------  --------  -------  --------
                                                   (IN THOUSANDS)
   GAAP-basis..........................  $ 98,125  $ 89,506  $ 3,364  $  2,222
   Asset valuation reserve/interest
   maintenance reserve.................      (506)      (42)      28         3
   Fixed maturities from acquisition...        (2)      (76)      74        14
   Deferred policy acquisition costs...   (67,314)  (60,662)  (7,094)  (18,511)
   Cost assigned to insurance contracts
   in force............................    (6,057)   (7,620)   1,552     2,164
   Deferred sales loads, surrender
   charges and policy charges..........    40,150    49,223   (9,073)    7,000
   Reserves............................    (1,972)   (4,985)   3,013    (5,017)
   Unearned revenue....................     6,556     1,759    4,949     1,594
   Other...............................    (1,665)     (811)    (930)     (729)
   Unrealized appreciation of fixed
   maturity investments................      (958)       --       --        --
                                         --------  --------  -------  --------
   Statutory-basis.....................  $ 66,357  $ 66,292  $(4,117) $(11,260)
                                         ========  ========  =======  ========

  During 1992, the NAIC approved certain Risk-Based Capital ("RBC") require-ments for life/health insurance companies. Those requirements were effective beginning in 1993 and require

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

5. STOCKHOLDER'S EQUITY (CONTINUED)
that the amount of capital maintained by an insurance company is to be deter-mined based on the various risk factors related to it. At December 31, 1995 and 1994, Golden American met the RBC requirements.

  On December 30, 1994, Golden American issued 10,000 shares of Redeemable Preferred Stock. Dividends declared and paid on the Redeemable Preferred Stock were $3.35 million or $334.79 per share in 1995. As of December 31, 1994, Div-idends in Arrears on the Redeemable Preferred Stock were $17.9 thousand or $1.79 per share. The dividends are cumulative and are calculated based on a rate not to exceed the sum of the Prime Rate and 1.5%. The Redeemable Pre-ferred Stock is redeemable at the option of Golden American at the redemption price of $5 thousand per share subject to appropriate regulatory approvals.

6. RELATED PARTY TRANSACTIONS
  DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable in-surance products issued by Golden American which as of December 31, 1995, are sold primarily through two broker/dealer institutions. For the years ended De-cember 31, 1995, 1994 and 1993, commissions paid by Golden American to DSI ag-gregated $8,440 thousand, $17,569 thousand, and $34,260 thousand, respective-ly.

  Golden American provided to DSI certain of its personnel to perform manage-ment, administrative and clerical services and the use of certain facilities. Golden American charged DSI for such expenses and all other general and admin-istrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. For the years ended December 31, 1994 and 1993, expenses allocated to DSI were $1,983 thousand and $2,013 thousand, respectively, which were comprised of allocated salary charges, premise and equipment charges, and other expenses.

  In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American. This fee, for managerial and supervisory services provided by Golden American calculated as a percentage of average assets in the variable separate accounts, was $987 thousand for 1995.

  Prior to 1994, Golden American had entered into agreements with DSI to per-form services related to the management of its investments and the distribu-tion of its products. For the year 1993, Golden American incurred $311 thou-sand for such services. The agreement was terminated as of January 1, 1994.

  Prior to 1994, Golden American had arranged with BTV to perform services re-lated to the development and administration of its products. For the year 1993, fees earned by BTV from Golden American for these services aggregated $2,701 thousand. The agreement was terminated as of January 1, 1994.

  In addition, prior to 1994, BTV provided to Golden American certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. BTV charged Golden American for such ex-penses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by BTV's employees on behalf of Golden American. For the year 1993, BTV allocated to Golden American $1,503 thousand. The agreement was terminated on January 1, 1994.

  Golden American maintains cash on deposit at Bankers Trust.

7. INCOME TAXES
  Golden American is taxed, on a separate company basis, as a life insurance company pursuant to applicable provisions of the Internal Revenue Code (the "Code"). At December 31, 1995 and

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

7. INCOME TAXES (CONTINUED)
1994, Golden American had net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $22,600 thousand and $17,400 thousand, respectively. Approximately $2,400 thousand of these NOL's, relating to opera-tions prior to ownership by Mutual Benefit, can be used to offset future tax-able income of Golden American only through the year 2005, subject to annual limitations. Approximately $800 thousand, $4,100 thousand, $10,100 thousand and $5,200 thousand are available through the years 2007, 2008, 2009, and 2010, respectively.

  Significant components of Golden American's deferred tax liabilities and as-sets are as follows:

                                                                 DECEMBER 31
                                                               ---------------
                                                                1995    1994
                                                               ------- -------
                                                               (IN THOUSANDS)
   Deferred tax liabilities:
    Deferred policy acquisition costs......................... $23,560 $21,200
    Unamortized cost assigned to insurance contracts in
    force.....................................................   2,120   2,700
    Other.....................................................     598      --
                                                               ------- -------
                                                                26,278  23,900
   Deferred tax assets:
    Net operating loss carryforwards..........................   7,891   6,000
    Insurance liabilities.....................................  15,520  15,200
    Deferred policy acquisition costs proxy tax...............   3,666   3,700
    Other.....................................................      57     700
                                                               ------- -------
                                                                27,134  25,600
    Valuation allowance for deferred tax assets...............     856   1,700
                                                               ------- -------
     Net deferred tax liabilities............................. $    -- $    --
                                                               ======= =======

  The following is an analysis of the difference between the U.S. Federal statutory income tax rate and the effective tax rate on income (loss) before income taxes:

                                                          1995   1994    1993
                                                         ------  -----  ------
   Federal statutory rate...............................     35%    35%     35%
                                                         ======  =====  ======
                                                           (IN THOUSANDS)
   Taxes at statutory rate.............................. $1,177  $ 778  $ (627)
   Dividends received deduction.........................   (350)  (368)   (194)
   Other, net...........................................     17   (210)   (379)
   Valuation allowance..................................   (844)  (200)  1,200
                                                         ------  -----  ------
     Taxes based on income (loss)....................... $   --  $  --  $   --
                                                         ======  =====  ======

8. SHORT-TERM DEBT
  All short-term debt was repaid as of December 30, 1994. Interest paid during 1994 and 1993 was $1,962 thousand and $726 thousand, respectively. The repay-ment of amounts borrowed under this loan had been guaranteed by Bankers Trust.

9. PENSION AND PROFIT SHARING PLAN AND OTHER EMPLOYEE BENEFITS
  The Company's employees are covered under the Parent's benefit plans. The noncontributory pension plan and the profit sharing plan of the Parent are also available to eligible employees of the Company. Total 1995 and 1994 ex-penses relating to these Parent company benefit plans were $200 thousand and $200 thousand, respectively.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995


10. SUBSEQUENT EVENT
  Equitable of Iowa Companies ("Equitable of Iowa") and BTV entered into a de-finitive agreement on May 3, 1996 providing for the acquisition by Equitable of Iowa of all interest in BTV and its subsidiaries, Golden American and DSI. The acquisition was completed on August 13, 1996. Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc. and Equitable Investment Servic-es, Inc.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1996 (Unaudited)
                 (Dollars in thousands, except per share data)

ASSETS
 Investments at net asset value:
  The GCG Trust Liquid Asset Series,
   37,891,728 shares at $1.00 per share (cost - $37,892)              $37,892
  The GCG Trust Limited Maturity Bond Series,
   5,365,942 shares at $10.68 per share (cost - $56,882)               57,308
  The GCG Trust Natural Resources Series,
   2,140,619 shares at $18.02 per share (cost - $33,559)               38,574
  The GCG Trust All-Growth Series,
   6,456,489 shares at $12.95 per share (cost - $83,927)               83,612
  The GCG Trust Real Estate Series,
   2,768,076 shares at $14.10 per share (cost - $33,126)               39,030
  The GCG Trust Fully Managed Series,
   8,622,166 shares at $15.07 per share (cost - $111,967)             129,936
  The GCG Trust Multiple Allocation Series,
   21,952,515 shares at $12.69 per share (cost - $265,731)            278,577
  The GCG Trust Capital Appreciation Series,
   9,010,717 shares at $15.30 per share (cost - $111,536)             137,864
  The GCG Trust Rising Dividends Series,
   6,984,930 shares at $15.13 per share (cost - $81,480)              105,682
  The GCG Trust Emerging Markets Series,
   4,067,182 shares at $9.89 per share (cost - $42,376)                40,224
  The GCG Trust Market Manager Series,
   404,454 shares at $13.37 per share (cost - $4,104)                   5,408
  The GCG Trust Value Equity Series,
   3,010,633 shares at $13.44 per share (cost - $38,881)               40,463
  The GCG Trust Strategic Equity Series,
   2,232,084 shares at $11.26 per share (cost - $23,309)               25,133
  The GCG Trust Small Cap Series,
   2,246,450 shares at $12.12 per share (cost - $26,505)               27,227
  The GCG Trust Managed Global Series,
   7,793,374 shares at $10.76 per share (cost - $82,191)               83,857
  Equi-Select Series Trust OTC Portfolio,
   5,275 shares at $14.40 per share (cost - $76)                           76
  Equi-Select Series Trust Growth & Income Portfolio,
   22,378 shares at $11.74 per share (cost - $263)                        263
                                                                  ____________
     TOTAL INVESTMENTS (cost - $1,033,805)                          1,131,126











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                   September 30, 1996 (Unaudited) (Continued)
                 (Dollars in thousands, except per share data)

LIABILITIES
  Payable to Golden American for charges and fees (Note 3)                839
                                                                  ____________
     TOTAL NET ASSETS                                              $1,130,287
                                                                  ============
NET ASSETS
  For Variable Annuity Insurance Contracts                         $1,103,659
  Retained in Separate Account B by Golden American (Note 3)           26,628
                                                                  ____________
     TOTAL NET ASSETS                                              $1,130,287
                                                                  ============

See accompanying notes.





































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                                  (Unaudited)
                            (Dollars in thousands)

                                                           Limited
                                                Liquid    Maturity    Natural
                                                Asset       Bond     Resources
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,394     $3,589         $45
  Capital gains distributions                        --         --         488
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,394      3,589         533

 Expenses (Note 3):
  Mortality and expense risk and other charges     (301)      (481)       (269)
  Annual administrative charges                     (11)       (16)        (16)
  Minimum death benefit guarantee charges            (6)        (2)         (4)
  Contingent deferred sales charges                  (1)        (2)         (3)
  Other contract charges                             --         (4)         (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (462)      (570)       (270)
   Premium taxes                                     (7)        (7)         (4)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (788)    (1,082)       (569)
  Fees waived by Golden American                      7         10           5
                                              __________  _________  __________
 NET EXPENSES                                      (781)    (1,072)       (564)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                       613      2,517         (31)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             --        321       1,750
 Net unrealized appreciation (depreciation)
  of investments                                     --     (2,640)      3,715
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $613       $198      $5,434
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                 All-       Real       Fully
                                                Growth     Estate     Managed
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,069       $606        $889
  Capital gains distributions                      $252         --          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,321        606         889

 Expenses (Note 3):
  Mortality and expense risk and other charges     (735)      (279)       (978)
  Annual administrative charges                     (34)       (15)        (52)
  Minimum death benefit guarantee charges            (3)        (1)         (3)
  Contingent deferred sales charges                  (7)        (1)        (13)
  Other contract charges                             (2)        (1)         (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (793)      (301)     (1,086)
   Premium taxes                                    (20)        (6)        (26)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (1,594)      (604)     (2,161)
  Fees waived by Golden American                     27          6          30
                                              __________  _________  __________
 NET EXPENSES                                    (1,567)      (598)     (2,131)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (246)         8      (1,242)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          1,144        413       1,321
 Net unrealized appreciation (depreciation)
  of investments                                 (6,652)     3,494       9,758
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       ($5,754)    $3,915      $9,837
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                Multiple   Capital
                                               Alloca-    Apprecia-    Rising
                                                 tion       tion     Dividends
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $4,447       $373        $221
  Capital gains distributions                     1,659      1,058          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          6,106      1,431         221

 Expenses (Note 3):
  Mortality and expense risk and other charges   (2,267)    (1,025)       (753)
  Annual administrative charges                    (118)       (54)        (42)
  Minimum death benefit guarantee charges           (14)        (2)         (1)
  Contingent deferred sales charges                 (26)       (11)        (11)
  Other contract charges                            (12)        (3)         (6)
  Amortization of deferred charges related to:
   Deferred sales load                           (2,612)    (1,048)       (767)
   Premium taxes                                    (40)       (31)        (11)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (5,089)    (2,174)     (1,591)
  Fees waived by Golden American                     51         34          19
                                              __________  _________  __________
 NET EXPENSES                                    (5,038)    (2,140)     (1,572)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                     1,068       (709)     (1,351)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          3,834      3,574       2,910
 Net unrealized appreciation (depreciation)
  of investments                                    362     12,523       8,770
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $5,264    $15,388     $10,329
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                               Emerging    Market      Value
                                               Markets     Manager     Equity
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --         --        $218
  Capital gains distributions                        --         $1          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             --          1         218

 Expenses (Note 3):
  Mortality and expense risk and other charges    $(321)        --        (310)
  Annual administrative charges                     (17)        (1)        (16)
  Minimum death benefit guarantee charges            (2)        --          (1)
  Contingent deferred sales charges                  (8)        --         (13)
  Other contract charges                             (2)        --          (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (389)       (42)       (247)
   Premium taxes                                     (5)        --          (2)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (744)       (43)       (592)
  Fees waived by Golden American                      6         --           8
                                              __________  _________  __________
 NET EXPENSES                                      (738)       (43)       (584)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (738)       (42)       (366)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments         (2,673)       272         822
 Net unrealized appreciation (depreciation)
  of investments                                  6,067        361        (288)
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $2,656       $591        $168
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                              Strategic               Managed
                                                Equity    Small Cap    Global
                                               Division   Division*  Division*
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                         $27         --          --
  Capital gains distributions                        --         --          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             27         --          --

 Expenses (Note 3):
  Mortality and expense risk and other charges     (159)     ($125)       ($68)
  Annual administrative charges                     (10)       (17)        (38)
  Minimum death benefit guarantee charges            (1)        (1)         --
  Contingent deferred sales charges                 (10)        (8)         (1)
  Other contract charges                             (1)        (3)         (5)
  Amortization of deferred charges related to:
   Deferred sales load                              (71)       (66)        (85)
   Premium taxes                                     (1)        (1)         (1)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (253)      (221)       (198)
  Fees waived by Golden American                      5          2           2
                                              __________  _________  __________
 NET EXPENSES                                      (248)      (219)       (196)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (221)      (219)       (196)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             61        153          11
 Net unrealized appreciation (depreciation)
  of investments                                  1,797        722       1,666
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $1,637       $656      $1,481
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                          Growth &
                                                 OTC       Income
                                              Division*   Division*   Combined
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --         --     $12,878
  Capital gains distributions                        --         --       3,458
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             --         --      16,336

 Expenses (Note 3):
  Mortality and expense risk and other charges       --         --      (8,071)
  Annual administrative charges                      --         --        (457)
  Minimum death benefit guarantee charges            --         --         (41)
  Contingent deferred sales charges                  --         --        (115)
  Other contract charges                             --         --         (48)
  Amortization of deferred charges related to:
   Deferred sales load                               --         --      (8,809)
   Premium taxes                                     --         --        (162)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                        --         --     (17,703)
  Fees waived by Golden American                     --         --         212
                                              __________  _________  __________
 NET EXPENSES                                        --         --     (17,491)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                        --         --      (1,155)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             --         --      13,913
 Net unrealized appreciation (depreciation)
  of investments                                     --         --      39,655
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            --         --     $52,413
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                                  (Unaudited)
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $45,366

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          1,059
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,059

  Changes from principal transactions:
  Purchase payments                                                    10,242
  Contract distributions and terminations                             (11,794)
  Transfer payments from (to) Fixed Accounts and other Divisions       (8,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (90)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,934)
                                                                    __________
  Total increase (decrease)                                            (8,875)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,491





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $613
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         613

  Changes from principal transactions:
  Purchase payments                                                    10,735
  Contract distributions and terminations                              (9,379)
  Transfer payments from (to) Fixed Accounts and other Divisions         (612)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      30
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           774
                                                                    __________
  Total increase (decrease)                                             1,387
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $37,878
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $71,573

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,721)
  Net realized gain (loss) on investments                                (138)
  Net unrealized appreciation of investments                            7,902
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       6,043

  Changes from principal transactions:
  Purchase payments                                                     7,209
  Contract distributions and terminations                              (9,461)
  Transfer payments from (to) Fixed Accounts and other Divisions       (7,297)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (230)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,779)
                                                                    __________
  Total increase (decrease)                                            (3,736)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        67,837




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,517
  Net realized gain (loss) on investments                                 321
  Net unrealized appreciation (depreciation) of investments            (2,640)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         198

  Changes from principal transactions:
  Purchase payments                                                     4,016
  Contract distributions and terminations                              (6,225)
  Transfer payments from (to) Fixed Accounts and other Divisions       (8,099)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (446)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (10,754)
                                                                    __________
  Total increase (decrease)                                           (10,556)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $57,281
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.


















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $32,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (112)
  Net realized gain (loss) on investments                               1,545
  Net unrealized appreciation of investments                              495
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,928

  Changes from principal transactions:
  Purchase payments                                                     2,021
  Contract distributions and terminations                              (3,402)
  Transfer payments from (to) Fixed Accounts and other Divisions       (6,045)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (258)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,684)
                                                                    __________
  Total increase (decrease)                                            (5,756)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        26,990





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           ($31)
  Net realized gain (loss) on investments                               1,750
  Net unrealized appreciation (depreciation) of investments             3,715
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       5,434

  Changes from principal transactions:
  Purchase payments                                                     4,323
  Contract distributions and terminations                              (3,109)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,703
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     213
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         6,130
                                                                    __________
  Total increase (decrease)                                            11,564
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $38,554
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $70,621

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          2,642
  Net realized gain (loss) on investments                               1,011
  Net unrealized appreciation of investments                           10,501
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      14,154

  Changes from principal transactions:
  Purchase payments                                                    11,312
  Contract distributions and terminations                             (10,713)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,721
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     861
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,181
                                                                    __________
  Total increase (decrease)                                            21,335
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        91,956






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($246)
  Net realized gain (loss) on investments                               1,144
  Net unrealized appreciation (depreciation) of investments            (6,652)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (5,754)

  Changes from principal transactions:
  Purchase payments                                                     9,188
  Contract distributions and terminations                              (8,553)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,798)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (475)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,638)
                                                                    __________
  Total increase (decrease)                                            (8,392)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $83,564
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $36,934

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            521
  Net realized gain (loss) on investments                                 369
  Net unrealized appreciation of investments                            3,425
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,315

  Changes from principal transactions:
  Purchase payments                                                     1,833
  Contract distributions and terminations                              (4,799)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,325)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (145)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (6,436)
                                                                    __________
  Total increase (decrease)                                            (2,121)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        34,813





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             $8
  Net realized gain (loss) on investments                                 413
  Net unrealized appreciation (depreciation) of investments             3,494
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,915

  Changes from principal transactions:
  Purchase payments                                                     3,278
  Contract distributions and terminations                              (3,062)
  Transfer payments from (to) Fixed Accounts and other Divisions           88
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (22)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           282
                                                                    __________
  Total increase (decrease)                                             4,197
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $39,010
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $98,837

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            179
  Net realized gain (loss) on investments                               1,311
  Net unrealized appreciation of investments                           16,314
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,804

  Changes from principal transactions:
  Purchase payments                                                     9,654
  Contract distributions and terminations                             (13,651)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,159
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     524
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           686
                                                                    __________
  Total increase (decrease)                                            18,490
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       117,327





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,242)
  Net realized gain (loss) on investments                               1,321
  Net unrealized appreciation (depreciation) of investments             9,758
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       9,837

  Changes from principal transactions:
  Purchase payments                                                    12,683
  Contract distributions and terminations                             (12,345)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,428
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (60)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,706
                                                                    __________
  Total increase (decrease)                                            12,543
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $129,870
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $297,508

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         14,068
  Net realized gain (loss) on investments                               4,715
  Net unrealized appreciation of investments                           26,239
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      45,022

  Changes from principal transactions:
  Purchase payments                                                    17,072
  Contract distributions and terminations                             (42,733)
  Transfer payments from (to) Fixed Accounts and other Divisions      (11,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (75)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (37,028)
                                                                    __________
  Total increase (decrease)                                             7,994
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       305,502





















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,068
  Net realized gain (loss) on investments                               3,834
  Net unrealized appreciation (depreciation) of investments               362
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       5,264

  Changes from principal transactions:
  Purchase payments                                                    14,309
  Contract distributions and terminations                             (31,299)
  Transfer payments from (to) Fixed Accounts and other Divisions      (14,352)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                  (1,007)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (32,349)
                                                                    __________
  Total increase (decrease)                                           (27,085)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $278,417
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1995                                         $88,346

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,594
  Net realized gain (loss) on investments                               2,221
  Net unrealized appreciation of investments                           14,531
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      24,346

  Changes from principal transactions:
  Purchase payments                                                     8,831
  Contract distributions and terminations                             (13,163)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,592
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,097
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,357
                                                                  ____________
  Total increase (decrease)                                            32,703
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1995                                       121,049





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($709)
  Net realized gain (loss) on investments                               3,574
  Net unrealized appreciation (depreciation) of investments            12,523
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,388

  Changes from principal transactions:
  Purchase payments                                                    11,716
  Contract distributions and terminations                             (10,665)
  Transfer payments from (to) Fixed Accounts and other Divisions          178
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     130
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         1,359
                                                                  ____________
  Total increase (decrease)                                            16,747
                                                                  ____________
NET ASSETS AT SEPTEMBER 30, 1996                                     $137,796
                                                                  ============

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $50,385

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,130)
  Net realized gain (loss) on investments                                 776
  Net unrealized appreciation of investments                           16,037
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,683

  Changes from principal transactions:
  Purchase payments                                                    11,422
  Contract distributions and terminations                              (9,800)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,423
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,229
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,274
                                                                    __________
  Total increase (decrease)                                            29,957
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        80,342





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,351)
  Net realized gain (loss) on investments                               2,910
  Net unrealized appreciation (depreciation) of investments             8,770
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      10,329

  Changes from principal transactions:
  Purchase payments                                                    17,073
  Contract distributions and terminations                              (9,104)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,705
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     280
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,954
                                                                    __________
  Total increase (decrease)                                            25,283
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $105,625
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $59,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,137)
  Net realized gain (loss) on investments                              (7,448)
  Net unrealized appreciation of investments                            1,603
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (6,982)

  Changes from principal transactions:
  Purchase payments                                                     7,739
  Contract distributions and terminations                              (7,740)
  Transfer payments from (to) Fixed Accounts and other Divisions      (14,939)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (937)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (15,877)
                                                                    __________
  Total increase (decrease)                                           (22,859)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,887





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($738)
  Net realized gain (loss) on investments                              (2,673)
  Net unrealized appreciation (depreciation) of investments             6,067
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,656

  Changes from principal transactions:
  Purchase payments                                                     5,558
  Contract distributions and terminations                              (4,680)
  Transfer payments from (to) Fixed Accounts and other Divisions         (144)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (76)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           658
                                                                    __________
  Total increase (decrease)                                             3,314
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $40,201
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                          $2,752

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            144
  Net realized gain (loss) on investments                                  29
  Net unrealized appreciation of investments                              944
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,117

  Changes from principal transactions:
  Purchase payments                                                     2,140
  Contract distributions and terminations                                (767)
  Transfer payments from (to) Fixed Accounts and other Divisions         (208)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     172
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         1,337
                                                                    __________
  Total increase (decrease)                                             2,454
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         5,206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           ($42)
  Net realized gain (loss) on investments                                 272
  Net unrealized appreciation (depreciation) of investments               361
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         591

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                (483)
  Transfer payments from (to) Fixed Accounts and other Divisions         (132)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (14)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (629)
                                                                    __________
  Total increase (decrease)                                               (38)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                       $5,168
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $478
  Net realized gain (loss) on investments                                 687
  Net unrealized appreciation of investments                            1,870
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,035

  Changes from principal transactions:
  Purchase payments                                                     8,619
  Contract distributions and terminations                                (776)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,429
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,140
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        25,412
                                                                    __________
  Total increase (decrease)                                            28,447
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        28,447





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($366)
  Net realized gain (loss) on investments                                 822
  Net unrealized appreciation (depreciation) of investments              (288)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         168

  Changes from principal transactions:
  Purchase payments                                                    13,472
  Contract distributions and terminations                              (2,854)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,209
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      (1)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        11,826
                                                                    __________
  Total increase (decrease)                                            11,994
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $40,441
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation of investments                               28
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          19

  Changes from principal transactions:
  Purchase payments                                                     3,211
  Contract distributions and terminations                                (172)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,796
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     177
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,012
                                                                    __________
  Total increase (decrease)                                             8,031
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         8,031





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($221)
  Net realized gain (loss) on investments                                  61
  Net unrealized appreciation (depreciation) of investments             1,797
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,637

  Changes from principal transactions:
  Purchase payments                                                    10,135
  Contract distributions and terminations                              (1,104)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,247
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     174
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        15,452
                                                                    __________
  Total increase (decrease)                                            17,089
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $25,120
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($219)
  Net realized gain (loss) on investments                                 153
  Net unrealized appreciation (depreciation) of investments               722
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         656

  Changes from principal transactions:
  Purchase payments                                                    12,664
  Contract distributions and terminations                                (859)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,361
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     388
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        26,554
                                                                    __________
  Total increase (decrease)                                            27,210
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $27,210
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($196)
  Net realized gain (loss) on investments                                  11
  Net unrealized appreciation (depreciation) of investments             1,666
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,481

  Changes from principal transactions:
  Purchase payments                                                       755
  Contract distributions and terminations                                (939)
  Transfer payments from (to) Fixed Accounts and other Divisions       80,441
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   2,075
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        82,332
                                                                    __________
  Total increase (decrease)                                            83,813
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $83,813
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --






















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                       $42
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           33
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                       1
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            76
                                                                    __________
  Total increase (decrease)                                                76
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                          $76
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account           --
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --





















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                       $32
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions          230
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                       1
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           263
                                                                    __________
  Total increase (decrease)                                               263
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                         $263
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Combined
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $854,814

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         22,577
  Net realized gain (loss) on investments                               5,077
  Net unrealized appreciation of investments                           99,889
                                                                    __________
  Net increase (decrease) in net assets resulting from operations    $127,543

  Changes from principal transactions:
  Purchase payments                                                   101,305
  Contract distributions and terminations                            (128,971)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,722
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   3,465
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (21,479)
                                                                    __________
  Total increase (decrease)                                           106,064
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       960,878























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                   ___________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,155)
  Net realized gain (loss) on investments                              13,913
  Net unrealized appreciation (depreciation) of investments            39,655
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      52,413

  Changes from principal transactions:
  Purchase payments                                                   129,979
  Contract distributions and terminations                            (104,660)
  Transfer payments from (to) Fixed Accounts and other Divisions       90,486
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,191
                                                                   ___________
  Increase (decrease) in net assets derived from principal
   transactions                                                       116,996
                                                                   ___________
  Total increase (decrease)                                           169,409
                                                                   ___________
NET ASSETS AT SEPTEMBER 30, 1996                                   $1,130,287
                                                                   ===========

* Commencement of operations - See Note 1

See accompanying notes.





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1996
                                  (Unaudited)


NOTE 1 - ORGANIZATION
Separate Account B (the "Account") was established on June 14, 1988, by Golden American Life Insurance Company ("Golden American"), under Minnesota insurance law to support the operations of variable annuity contracts ("Contracts"). Effective September 30, 1992, Golden American and Directed Services, Inc. ("DSI"), an affiliate of Golden American, became wholly-owned subsidiaries of BT Variable, Inc. ("BTV"), an indirect wholly-owned subsidiary of Bankers Trust Company. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware. Effective August 13, 1996, Equitable of Iowa Companies acquired all of the outstanding capital stock of BTV and changed its name to EIC Variable, Inc. These transactions had no effect on the accompanying financial statements. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York.

Operations of the Account commenced on January 25, 1989. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

The Account has, under GoldenSelect Contracts, eighteen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends, the Emerging Markets, the Market Manager, the Value Equity (commenced operations January, 1995), the Strategic Equity (commenced operations October, 1995), the Small Cap (commenced operations January, 1996), the Managed Global, the OTC (commenced operations September, 1996) and the Growth & Income (commenced operations September, 1996) Divisions ("Divisions"). The Managed Global Division was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. The assets in each Division are invested in shares of a designated series ("Series", which may also be referred to as "Portfolio") of mutual funds of The GCG Trust or the Equi-Select Series Trust (the "Trusts"). Effective January 1997, the Natural Resources Series was renamed to Hard Assets. The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

NOTE 1 - ORGANIZATION (Continued)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and contractowners are not allowed to direct their investments into this Division. Contractowners with investments in the Market Manager Division were allowed to elect to update their contracts to DVA Plus contracts.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts.
The net assets may not be less than the amount required under state law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits. Additional assets are held in Golden American's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee. Golden American has entered into reinsurance agreements with unaffiliated reinsurers to cover substantially all the insurance risk under the Contracts. Golden American remains liable to the extent that the reinsurers do not meet their obligations under the reinsurance agreements.

Certain amounts in the 1995 financial statements have been reclassified to conform to the 1996 financial statement presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

Federal Income Taxes: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Contracts currently being sold include the DVA Series 100 and the DVA Plus. The DVA Plus has three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution. Golden American discontinued external sales of DVA 80 and DVA 100 contracts in May 1991 and December 1995, respectively. DVA 100 contracts are still available to Golden American employees and agents. Under the terms of the

NOTE 3 - CHARGES AND FEES (Continued)
Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  Mortality and Expense Risk Charges: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks.

  Asset Based Administrative Charges: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA Plus Contracts.

Annual Administrative Charges: An administrative charge of $40 per Contract year is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred on the Contract anniversary date and deducted at the end of the Contract anniversary period. This charge has been waived for certain offerings of the Contract.

Minimum Death Benefit Guarantee Charges: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

Contingent Deferred Sales Charges: Under DVA Plus Contracts issued subsequent to September 1995, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3% and 1% after the second, third, fourth, fifth and sixth years, respectively.

Other Contract Charges: Under DVA 80, DVA 100 and DVA Series 100 contracts, a charge is deducted from the accumulation value for contracts taking more than one conventional partial withdrawal during a contract year. For DVA 80 and DVA 100 contracts, annual distribution fees are deducted from contract accumulation values.

Deferred Sales Load: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in
NOTE 3 - CHARGES AND FEES (Continued)
Deferred Sales Load (continued): the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load and premium taxes advanced by Golden American, noted above.

Net assets retained in the Account by Golden American are as follows:

                                             1996*            1995**
                                        _______________   _______________
                                                (Dollars in thousands)
Balance at beginning of period                 $34,408           $44,008
Sales load advanced                                675             5,370
Premium tax advanced                                 8                51
Net transfer (to) from Separate Account
 D, Fixed Account and other Divisions              508            (1,956)
Amortization of deferred sales load             (8,971)          (13,065)
                                        _______________   _______________
Balance at end of period                       $26,628           $34,408
                                        ===============   ===============

* For the period January 1, 1996 or Commencement of Operations through September 30, 1996.
** For the period January 1, 1995 or Commencement of Operations through
    December 31, 1995.














NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                    Period From              Period From
                              January 1, 1996 or Com-   January 1, 1995 or Com-
                              mencement of Operations   mencement of Operations
                               to September 30, 1996     to December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
                                              (Dollars in thousands)
The GCG Trust Liquid
 Asset Series                   $44,317      $42,936       $36,373      $45,249
The GCG Trust Limited
 Maturity Bond Series             9,461       17,704        13,148       24,648
The GCG Trust Natural
 Resources Series                14,863        8,762        11,278       19,076
The GCG Trust All-Growth
 Series                           8,720       11,618        21,261       11,424
The GCG Trust Real
 Estate Series                    4,607        4,320         4,524       10,440
The GCG Trust Fully
 Managed Series                  10,451        8,988        13,980       13,106
The GCG Trust Multiple
 Allocation Series                9,948       41,264        29,322       52,281
The GCG Trust Capital
 Appreciation Series             17,376       16,727        28,436       12,469
The GCG Trust Rising
 Dividends Series                24,530       10,919        19,522        6,361
The GCG Trust Emerging
 Markets Series                  10,068       10,151        10,584       27,621
The GCG Trust Market
 Manager Series                      --        1,176         3,057          832
The GCG Trust Value
 Equity Series                   16,210        4,743        29,104        3,199
The GCG Trust Strategic
 Equity Series                   16,197          957         8,151          142
The GCG Trust Small
 Cap Series                      37,089       10,737            --           --
The GCG Trust Managed
 Global Series                   83,024          844            --           --
Equi-Select Series Trust
 OTC Portfolio                      142           66            --           --
Equi-Select Series Trust
 Growth & Income Portfolio          263           --            --           --










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes contractowners electing to update a DVA contract to a DVA Plus contract beginning in October 1995. Updates to DVA Plus contracts result in both a sale (surrender of the old contract) and a purchase (acquisition of the new contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

Contractowner transactions in units were as follows:

                                    Period From              Period From
                              January 1, 1996 or Com-   January 1, 1995 or Com-
                              mencement of Operations   mencement of Operations
                                to September 30, 1996     to December 31, 1995
                              ________________________  ________________________
                               Purchases      Sales      Purchases      Sales
                              ____________ ___________  ____________ ___________

Liquid Asset Division           4,213,505   4,179,672     3,119,370   3,934,332
Limited Maturity Bond Division    657,575   1,402,347     1,096,937   1,842,599
Natural Resources Division      1,035,221     701,004       835,272   1,412,435
All-Growth Division             1,036,565   1,270,620     1,548,525   1,094,131
Real Estate Division              392,948     394,667       322,375     802,601
Fully Managed Division          1,137,830   1,010,020     1,020,546   1,063,678
Multiple Allocation Division    1,102,027   3,113,399     1,057,363   3,678,129
Capital Appreciation Division   1,521,417   1,489,428     1,740,091   1,248,056
Rising Dividends Division       2,273,866   1,276,456     1,883,516     753,983
Emerging Markets Division       1,354,099   1,322,002     1,386,840   3,143,521
Market Manager Division             7,958      92,591       282,507     142,437
Value Equity Division           1,551,112     698,201     2,459,134     333,200
Strategic Equity Division       1,655,655     207,333       848,555      45,767
Small Cap Division              3,767,720   1,499,791            --          --
Managed Global Division         8,254,789     132,101            --          --
OTC Division                        9,959       5,208            --          --
Growth & Income Division           22,500          --            --          --




















NOTE 6 - NET ASSETS
Net assets at September 30, 1996 consisted of the following:

                                           Limited
                              Liquid      Maturity      Natural        All-
                              Asset         Bond       Resources      Growth
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $32,957       $46,448      $27,856       $77,005
Accumulated net investment
 income (loss)                   4,921        10,407        5,683         6,874
Net unrealized appreciation
 (depreciation) of
 investments                        --           426        5,015          (315)
                           ____________ _____________ ____________ _____________
                               $37,878       $57,281      $38,554       $83,564
                           ============ ============= ============ =============

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $28,008      $102,346     $203,897       $94,060
Accumulated net investment
 income (loss)                   5,098         9,555       61,674        17,408
Net unrealized appreciation
 (depreciation) of
 investments                     5,904        17,969       12,846        26,328
                           ____________ _____________ ____________ _____________
                               $39,010      $129,870     $278,417      $137,796
                           ============ ============= ============ =============

                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $78,792       $50,708       $3,514       $37,114
Accumulated net
 investment income (loss)        2,631        (8,355)         350         1,745
Net unrealized appreciation
 (depreciation) of
 investments                    24,202        (2,152)       1,304         1,582
                           ____________ _____________ ____________ _____________
                              $105,625       $40,201       $5,168       $40,441
                           ============ ============= ============ =============


NOTE 6 - NET ASSETS - (Continued)

                            Strategic                   Managed
                              Equity      Small Cap      Global
                             Division     Division      Division
                           ____________ _____________ ____________
                                    (Dollars in thousands)
Unit transactions              $23,447       $26,554      $82,332
Accumulated net
 investment income (loss)         (151)          (66)        (185)
Net unrealized appreciation
 (depreciation) of
 investments                     1,824           722        1,666
                           ____________ _____________ ____________
                               $25,120       $27,210      $83,813
                           ============ ============= ============

                                          Growth &
                               OTC         Income
                             Division     Division      Combined
                           ____________ _____________ ____________
                                   (Dollars in thousands)
Unit transactions                  $76          $263     $915,377
Accumulated net
 investment income (loss)           --            --      117,589
Net unrealized appreciation
 (depreciation) of
 investments                        --            --       97,321
                           ____________ _____________ ____________
                                   $76          $263   $1,130,287
                           ============ ============= ============






















NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding by contract type as of September 30, 1996 is as follows:

                                                               Total Unit
          Series                   Units       Unit Value        Value
____________________________________________________________________________
                                                              (in thousands)
LIQUID ASSET
 DVA 80                            402,847         $13.842         $5,576
 DVA 100                         1,860,767          13.629         25,361
 DVA Series 100                     20,476          13.263            272
 DVA Plus - Standard                60,342          13.385            808
 DVA Plus - Annual Ratchet          83,032          13.231          1,099
 DVA Plus - 7% Solution            365,185          13.079          4,776
                                                              ____________
                                                                   37,892

LIMITED MATURITY BOND
 DVA 80                            136,742          15.548          2,126
 DVA 100                         3,216,802          15.310         49,248
 DVA Series 100                     43,079          14.898            642
 DVA Plus - Standard                74,826          15.048          1,126
 DVA Plus - Annual Ratchet          36,772          14.875            547
 DVA Plus - 7% Solution            246,145          14.704          3,619
                                                              ____________
                                                                   57,308

NATURAL RESOURCES
 DVA 80                            251,026          18.816          4,723
 DVA 100                         1,477,716          18.527         27,378
 DVA Series 100                     28,042          18.029            506
 DVA Plus - Standard                57,786          18.194          1,051
 DVA Plus - Annual Ratchet          23,539          17.986            423
 DVA Plus - 7% Solution            252,685          17.779          4,493
                                                              ____________
                                                                   38,574
ALL-GROWTH
 DVA 80                            188,722          13.789          2,602
 DVA 100                         4,974,854          13.577         67,543
 DVA Series 100                     37,980          13.212            502
 DVA Plus - Standard               126,427          13.333          1,686
 DVA Plus - Annual Ratchet         125,380          13.180          1,652
 DVA Plus - 7% Solution            738,946          13.029          9,627
                                                              ____________
                                                                   83,612

REAL ESTATE
 DVA 80                             91,729          18.525          1,699
 DVA 100                         1,747,165          18.240         31,869
 DVA Series 100                     13,485          17.750            239
 DVA Plus - Standard                31,389          17.912            562
 DVA Plus - Annual Ratchet          23,100          17.707            409
 DVA Plus - 7% Solution            242,887          17.504          4,252
                                                              ____________
                                                                   39,030

NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
FULLY MANAGED
 DVA 80                            245,657         17.178         $4,220
 DVA 100                         6,337,603         16.914        107,195
 DVA Series 100                     27,105         16.460            446
 DVA Plus - Standard               175,412         16.610          2,914
 DVA Plus - Annual Ratchet         138,443         16.420          2,273
 DVA Plus - 7% Solution            793,988         16.231         12,888
                                                             ____________
                                                                 129,936

MULTIPLE ALLOCATION
 DVA 80                            828,012         17.751         14,698
 DVA 100                        13,619,005         17.478        238,036
 DVA Series 100                    111,165         17.009          1,891
 DVA Plus - Standard               321,380         17.164          5,516
 DVA Plus - Annual Ratchet         131,219         16.967          2,226
 DVA Plus - 7% Solution            966,464         16.773         16,210
                                                             ____________
                                                                 278,577

CAPITAL APPRECIATION
 DVA 80                            135,400         16.995          2,301
 DVA 100                         6,890,256         16.844        116,062
 DVA Series 100                     29,446         16.583            488
 DVA Plus - Standard               142,048         16.678          2,369
 DVA Plus - Annual Ratchet         130,099         16.569          2,156
 DVA Plus - 7% Solution            880,207         16.460         14,488
                                                             ____________
                                                                 137,864

RISING DIVIDENDS
 DVA 80                             94,221         15.135          1,426
 DVA 100                         5,202,327         15.044         78,266
 DVA Series 100                     71,778         14.886          1,069
 DVA Plus - Standard               200,767         14.949          3,001
 DVA Plus - Annual Ratchet         240,620         14.884          3,581
 DVA Plus - 7% Solution          1,237,570         14.818         18,339
                                                             ____________
                                                                 105,682

EMERGING MARKETS
 DVA 80                            179,381         10.109          1,813
 DVA 100                         3,025,602         10.048         30,401
 DVA Series 100                     29,299          9.942            291
 DVA Plus - Standard                81,078          9.984            810
 DVA Plus - Annual Ratchet          90,605          9.941            901
 DVA Plus - 7% Solution            607,096          9.897          6,008
                                                             ____________
                                                                  40,224

NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
MARKET MANAGER
 DVA 100                           387,881         13.664         $5,300
 DVA Plus - 7% Solution              7,958         13.506            108
                                                             ____________
                                                                   5,408

VALUE EQUITY
 DVA 80                             49,795         13.673            681
 DVA 100                         1,591,925         13.626         21,691
 DVA Series 100                     28,180         13.543            381
 DVA Plus - Standard               172,797         13.583          2,347
 DVA Plus - Annual Ratchet         209,299         13.549          2,836
 DVA Plus - 7% Solution            926,850         13.515         12,527
                                                             ____________
                                                                  40,463

STRATEGIC EQUITY
 DVA 80                            121,512         11.208          1,362
 DVA 100                           757,951         11.186          8,479
 DVA Series 100                     31,468         11.146            351
 DVA Plus - Standard               320,206         11.170          3,577
 DVA Plus - Annual Ratchet         190,548         11.155          2,125
 DVA Plus - 7% Solution            829,424         11.140          9,239
                                                             ____________
                                                                  25,133

SMALL CAP
 DVA 80                             83,073         12.048          1,001
 DVA 100                           901,240         12.030         10,841
 DVA Series 100                     39,308         11.998            472
 DVA Plus - Standard               154,029         12.007          1,849
 DVA Plus - Annual Ratchet         152,988         11.994          1,835
 DVA Plus - 7% Solution            937,291         11.980         11,229
                                                             ____________
                                                                  27,227

MANAGED GLOBAL
 DVA 80                             84,011         10.442            877
 DVA 100                         6,517,490         10.361         67,528
 DVA Series 100                     69,295         10.225            709
 DVA Plus - Standard               174,689         10.252          1,791
 DVA Plus - Annual Ratchet         190,184         10.192          1,938
 DVA Plus - 7% Solution          1,087,019         10.132         11,014
                                                             ____________
                                                                  83,857




NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
OTC
 DVA 100                             2,440         15.754            $39
 DVA Plus - Standard                   973         15.676             16
 DVA Plus - Annual Ratchet              64         15.607              1
 DVA Plus - 7% Solution              1,274         15.582             20
                                                             ____________
                                                                      76

GROWTH & INCOME
 DVA 100                            18,871         11.682            221
 DVA Plus - Standard                 1,307         11.667             15
 DVA Plus - Annual Ratchet              86         11.660              1
 DVA Plus - 7% Solution              2,236         11.650             26
                                                             ____________
                                                                     263



































Person for whom the Financial Information is given:    Golden American Life
                                                       Insurance Company

Condensed Statements of Income (Unaudited):

                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  |   July 1, 1996      For the three
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
REVENUES:                                 |
 Annuity and life                         |
  product fees and                        |
  policy charges                   $2,397 |          $2,690              $4,838
 Management fee revenue               280 |             280                 740
 Net investment income              1,656 |           1,381                 857
 Realized gains (losses)                  |
  on investments                       -- |              (2)                 83
 Other income                         143 |              16                  16
                        __________________| ________________  __________________
                                    4,476 |           4,365               6,534
                                          |
                                          |
BENEFITS AND EXPENSES:                    |
 Insurance operation                      |
  benefits:                               |
   Interest credited to                   |
    account balances                1,624 |           1,270                 440
   Benefit claims incurred                |
    in excess of account                  |
    balances                          (25)|             158                 273
 Underwriting, acquisition,               |
  and insurance expenses:                 |
   Commissions                      2,118 |           2,696               1,968
   General expenses                 1,517 |           1,920               3,738
   Insurance taxes                    160 |             726                 140
   Policy acquisition                     |
    costs deferred                 (2,625)|          (3,077)             (2,390)
   Amortization:                          |
    Deferred policy                       |
     acquisition costs                176 |           1,142                 763
    Present value of in                   |
     force acquired                   915 |             297                 537
    Goodwill                          196 |              --                  --
                        __________________| ________________  __________________
                                    4,056 |           5,132               5,469
                        __________________| ________________  __________________
                                      420 |            (767)              1,065




                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  |   July 1, 1996      For the three
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
 Income tax expense                       |
  (benefit):                              |
   Current                           $147 |              --                  --
   Deferred                            -- |         ($1,463)                 --
                        __________________| ________________  __________________
                                      147 |          (1,463)                 --
                        __________________| ________________  __________________
NET INCOME                           $273 |            $696              $1,065
                        ==================| ================  ==================





































Condensed Statements of Income (Unaudited):

                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  | January 1, 1996     For the nine
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
REVENUES:                                 |
 Annuity and life                         |
  product fees and                        |
  policy charges                   $2,397 |         $12,259             $13,922
 Management fee revenue               280 |           1,390                 740
 Net investment income              1,656 |           4,990               1,978
 Realized gains (losses)                  |
  on investments                       -- |            (420)                 71
 Other income                         143 |              70                  44
                        __________________| ________________  __________________
                                    4,476 |          18,289              16,755
                                          |
                                          |
BENEFITS AND EXPENSES:                    |
 Insurance operation                      |
  benefits:                               |
   Interest credited to                   |
    account balances                1,624 |           4,355                 842
   Benefit claims incurred                |
    in excess of account                  |
    balances                          (25)|             915               1,460
 Underwriting, acquisition,               |
  and insurance expenses:                 |
   Commissions                      2,118 |          16,549               5,344
   General expenses                 1,517 |           9,422              10,303
   Insurance taxes                    160 |           1,225                 407
   Policy acquisition                     |
    costs deferred                 (2,625)|         (19,300)             (7,101)
   Amortization:                          |
    Deferred policy                       |
     acquisition costs                176 |           2,436               2,121
    Present value of in                   |
     force acquired                   915 |             951               1,203
    Goodwill                          196 |              --                  --
                        __________________| ________________  __________________
                                    4,056 |          16,553              14,579
                        __________________| ________________  __________________
                                      420 |           1,736               2,176







                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  | January 1, 1996     For the nine
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
 Income tax expense                       |
  (benefit):                              |
   Current                           $147 |              --                  --
   Deferred                            -- |         ($1,463)                 --
                        __________________| ________________  __________________
                                      147 |          (1,463)                 --
                        __________________| ________________  __________________
NET INCOME                           $273 |          $3,199              $2,176
                        ==================| ================  ==================





































Condensed Balance Sheets (Unaudited):

                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                        September 30, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
                                                  (Dollars in thousands)
                                                            |
ASSETS                                                      |
                                                            |
Investments:                                                |
 Fixed maturities, available for sale,                      |
  at market (cost: 1996 - $175,339;                         |
  1995 - $48,671)                                 $175,199  |           $49,629
 Equity securities, at market                               |
  (cost: 1996 - $31; 1995 - $27)                        27  |                29
 Policy loans                                        4,159  |             2,021
 Short-term investments                             27,887  |            15,614
                                        ___________________ |  _________________
TOTAL INVESTMENTS                                  207,272  |            67,293
                                                            |
 Cash and cash equivalents                           9,529  |             5,046
                                                            |
 Accrued investment income                           3,699  |               768
                                                            |
 Deferred policy acquisition costs                   2,449  |            67,314
                                                            |
 Intangible assets                                  39,011  |                --
                                                            |
 Present value of in force acquired                 84,881  |             6,057
                                                            |
 Other assets                                        2,528  |             7,626
                                                            |
 Separate account assets                         1,151,614  |         1,048,953
                                        ___________________ |  _________________
    TOTAL ASSETS                                $1,500,983  |        $1,203,057
                                        =================== |  =================
                                                            |
LIABILITIES AND SHAREHOLDER'S                               |
 EQUITY                                                     |
                                                            |
Policy liabilities and accruals:                            |
 Annuity and insurance reserves                   $194,239  |           $33,673
 Unearned revenue reserve                              749  |             6,556
Current income taxes                                   147  |                --
Due to affiliates                                    2,766  |               675
Accrued expenses and other liabilities              11,467  |            15,075
Separate account liabilities                     1,151,614  |         1,048,953
                                        ___________________ |  _________________
    TOTAL LIABILITIES                            1,360,982  |         1,104,932
                                                            |
Commitments and contingent liabilities                      |





                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                        September 30, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
                                                  (Dollars in thousands)
                                                            |
Shareholder's equity:                                       |
 Common stock                                       $2,500  |            $2,500
 Preferred stock                                        --  |            50,000
 Additional paid-in capital                        137,372  |            45,030
 Unrealized appreciation                                    |
  (depreciation) of fixed maturities                  (140) |               656
 Unrealized appreciation                                    |
  (depreciation) of equity securities                   (4) |                 2
 Retained earnings (deficit)                           273  |               (63)
                                        ___________________ |  _________________
    TOTAL SHAREHOLDER'S EQUITY                     140,001  |            98,125
                                        ___________________ |  _________________
    TOTAL LIABILITIES AND                                   |
     SHAREHOLDER'S EQUITY                       $1,500,983  |        $1,203,057
                                        =================== |  =================



































Condensed Statements of Cash Flows (Unaudited):

                       POST-AQUISITION  |             PRE-ACQUISITION
                     ___________________| _________________  __________________
                       For the period   |  For the period
                       August 14, 1996  |  January 1, 1996     For the nine
                           through      |      through          months ended
                     September 30, 1996 |  August 13, 1996   September 30, 1995
                     ___________________| _________________  __________________
                       (Current Year)   |  (Current Year)     (Preceding Year)
                                        | (Dollars in thousands)
                                        |
                                        |
NET CASH PROVIDED BY                    |
 (USED IN) OPERATING                    |
 ACTIVITIES                     ($3,813)|          ($4,750)             $3,451
                                        |
INVESTING ACTIVITIES                    |
 Sale, maturity or                      |
  repayment of invest-                  |
  ments:                                |
  Fixed maturities -                    |
   available for sale               391 |           55,511              13,078
  Short-term                            |
   investments - net                 -- |              364                  --
                     ___________________| _________________  __________________
                                    391 |           55,875              13,078
                                        |
 Acquisition of                         |
  investments:                          |
  Fixed maturities -                    |
   available for sale                -- |         (184,589)            (41,648)
  Policy loans - net               (161)|           (1,977)               (847)
  Short-term                            |
   investments - net            (12,626)|               --              (4,548)
                     ___________________| _________________  __________________
                                (12,787)|         (186,566)            (47,043)
 Purchase of property                   |
   and equipment                    (15)|               --                  --
                     ___________________| _________________  __________________
NET CASH USED IN                        |
 INVESTING ACTIVITIES           (12,411)|         (130,691)            (33,965)
















                      POST-ACQUISITION  |             PRE-ACQUISITION
                     ___________________| _________________  __________________
                       For the period   |  For the period
                       August 14, 1996  |  January 1, 1996     For the nine
                           through      |      through          months ended
                     September 30, 1996 |  August 13, 1996   September 30, 1995
                     ___________________| _________________  __________________
                       (Current Year)   |  (Current Year)     (Preceding Year)
                                        | (Dollars in thousands)
                                        |
                                        |
FINANCING ACTIVITIES                    |
 Investment contract                    |
  deposits                      $18,938 |         $149,750             $29,937
 Investment contract                    |
  withdrawals                      (840)|          (10,981)             (1,043)
 Contributions of                       |
  capital by parent                  -- |               --               3,443
 Dividends paid on                      |
  preferred stock                    -- |             (719)             (2,557)
                     ___________________| _________________  __________________
NET CASH PROVIDED BY                    |
 FINANCING ACTIVITIES            18,098 |          138,050              29,780
                     ___________________| _________________  __________________

INCREASE (DECREASE)                     |
 IN CASH AND CASH                       |
 EQUIVALENTS                      1,874 |            2,609                (734)
                                        |
CASH AND CASH                           |
 EQUIVALENTS AT                         |
 BEGINNING OF PERIOD              7,655 |            5,046               3,316
                     ___________________| _________________  __________________
CASH AND CASH                           |
 EQUIVALENTS AT END                     |
 OF PERIOD                       $9,529 |           $7,655              $2,582
                     ===================| =================  ==================




















NOTE 1 -- BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments were of a normal recurring nature, unless otherwise noted in Management's Discussion and Analysis and the Notes to Financial Statements. Operating results for the periods August 14, 1996 through September 30, 1996, July 1, 1996 through August 13, 1996, and January 1, 1996 through August 13, 1996, are not necessarily indicative of the results that may be expected for periods reported at December 31, 1996. For further information, refer to the financial statements and footnotes thereto included in the Golden American Life Insurance Company Annual Report on Form 10-K for the year ended December 31, 1995.

On August 13, 1996, Equitable of Iowa Companies ("Equitable") acquired all of the outstanding capital stock of BT Variable, Inc. (Golden American Life Insurance Company's parent) from Whitewood Properties Corporation ("Whitewood") pursuant to the terms of a Stock Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood (the "Purchase Agreement").
Refer to Note 6 for additional information.

For financial statement purposes, the change in control of Golden American Life Insurance Company ("Golden American") through the acquisition to BT Variable, Inc. ("BT Variable") was accounted for as a purchase acquisition effective August 14, 1996. The effects of the acquisition have resulted in a new basis of accounting reflecting estimated fair values for assets and liabilities at that date. As a result, Golden American's financial statements for periods subsequent to August 13, 1996, are presented on the Post-Acquisition new basis of accounting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

For purposes of the condensed statements of cash flows, the company considers all demand deposits and interest bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Certain amounts in the 1995 financial statements have been reclassified to conform to the 1996 financial statement presentation.















NOTE 2 -- INVESTMENTS

At September 30, 1996 and December 31, 1995, amortized cost, gross unrealized gains and losses and estimated market values of fixed maturity securities designated as available for sale are as follows:

AVAILABLE FOR SALE                             POST-ACQUISITION
______________________________________________________________________________
                                              Gross       Gross     Estimated
                                Amortized  Unrealized  Unrealized    Market
September 30, 1996                Cost        Gains      Losses       Value
______________________________________________________________________________
                                                (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities:
  Mortgage-backed securities       $2,855          $3                  $2,858
  Other                             2,680          --         ($4)      2,676
Public utilities                   39,536          78         (80)     39,534
Investment grade corporate        127,628         183        (322)    127,489
Mortgage-backed securities          2,640           3          (1)      2,642
                               ___________ ___________ ___________ ___________
TOTAL AVAILABLE FOR
  SALE                           $175,339        $267       ($407)   $175,199
                               =========== =========== =========== ===========

                                               PRE-ACQUISITION
______________________________________________________________________________
                                              Gross       Gross     Estimated
                                Amortized  Unrealized  Unrealized    Market
December 31, 1995                 Cost        Gains      Losses       Value
______________________________________________________________________________
                                                (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities - Other          $13,334        $176                 $13,510
Public utilities                    5,276          26                   5,302
Investment grade corporate         27,042         700        ($31)     27,711
Mortgage-backed securities          3,019          87          --       3,106
                               ___________ ___________ ___________ ___________
TOTAL AVAILABLE FOR
  SALE                            $48,671        $989        ($31)    $49,629
                               =========== =========== =========== ===========

No fixed maturity securities were designated as held for investment at September 30, 1996 or December 31, 1995. Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates market value for these securities.





Amortized cost and estimated market value of debt securities at September 30, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                  Amortized        Market
AVAILABLE FOR SALE                                  Cost            Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $15,033         $15,046
Due after one year through five years                129,852         129,787
Due after five years through ten years                22,109          21,990
Due after ten years                                    2,850           2,876
                                                _____________   _____________
                                                     169,844         169,699
Mortgage-backed securities                             5,495           5,500
                                                _____________   _____________
TOTAL AVAILABLE FOR SALE                            $175,339        $175,199
                                                =============   =============

NOTE 3 -- RELATED PARTY TRANSACTIONS

In the fourth quarter of 1995, the service agreement between Directed Services, Inc. ("DSI") and Golden American was amended to provide for a management fee from DSI to Golden American for certain managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts was $560,000 in the third quarter of 1996 and $1,670,000 in the first nine months of 1996.

NOTE 4 -- SHAREHOLDER'S EQUITY

On September 23, 1996, EIC Variable, Inc. (formally known as BT Variable, Inc.) contributed $50,000,000 of Preferred Stock to the company's additional paid-in capital.

NOTE 5 -- COMMITMENTS AND CONTINGENCIES

In a transaction that closed on September 30, 1992, Bankers Trust Company ("Bankers Trust") acquired from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit"), in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust had estimated that the contingent liability due from Golden American amounted to $439,000 at August 13, 1996 and December 31, 1995. At August 13, 1996 the balance of the escrow account established to fund the contingent liability was $4,293,000 ($4,150,000 at December 31, 1995).

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

In the ordinary course of business, the company is engaged in litigation, none of which management believes is material.

NOTE 6 -- ACQUISITION

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly-owned subsidiary of Bankers Trust, pursuant to the terms of the Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood. As noted above, BT Variable, in turn, owned all the outstanding capital stock of Golden American and all of the outstanding capital stock of DSI. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. On August 14, 1996, BT Variable, Inc. was formally renamed EIC Variable, Inc.

The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. Goodwill was established for the excess cost over net assets acquired plus $965,000 of estimated acquisition costs and pushed down to Golden American. The allocation of the purchase price is preliminary with respect to the final settlement of taxes with Bankers Trust and estimated acquisition costs and, as a result, goodwill may change. The allocation of the purchase price to Golden American was approximately $139,872,000. The amount of goodwill relating to the acquisition was $39,207,000 at August 13, 1996, and is being amortized over 25 years on a straight line basis.

The following unaudited pro forma information is presented as if the acquisition had occurred on January 1, 1995. The information is combined to reflect the purchase accounting in the pre-acquisition periods of January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995. This information is intended for informational purposes only and may not be indicative of the company's future results of operations.

                           Nine months ended    Nine months ended
                           September 30, 1996   September 30, 1995
                           ________________________________________
                                       (Dollars in thousands)
Revenues                             $23,878               $18,446
Net income                               854                   684

The primary pro forma effects are revised amortization of deferred policy acquisition costs, present value of in force acquired, unearned revenue, goodwill and the elimination of deferred tax benefits.



A portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents the present value of in force acquired ("PVIF") which reflects the estimated fair value of those purchased policies. The expected future cash flows used to determine the fair value are based on actuarially determined projected net cash flows from the acquired insurance contracts.

An analysis of the PVIF asset is as follows:

                                      POST-ACQUISITION |   PRE-ACQUISTION
                                     __________________| __________________
                                       For the period  |   For the period
                                      August 14, 1996  |  January 1, 1996
                                          through      |      through
                                       September 30,   |     August 13,
                                            1996       |        1996
                                     __________________| __________________
                                                (Dollars in thousands)
                                                       |
Beginning balance                              $85,796 |            $6,057
Imputed interest                                   822 |               273
Amortization                                    (1,737)|            (1,229)
Adjustment for unrealized gains                        |
 on available for sale securities                   -- |                16
                                     __________________| __________________
Ending balance                                 $84,881 |            $5,117
                                     ==================  ==================

Interest is imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80%. PVIF is charged to expense and adjusted for the unrealized gains (losses) on available for sale securities. Based on current conditions and assumptions as to the effect of future events on acquired policies in force, the expected approximate amortization for the fourth quarter of 1996 and the next five years, relating to the balance of the PVIF as of September 30, 1996, is as follows:

                  Year                               Amount
           __________________________________________________________
                             (Dollars in thousands)
           4th quarter 1996                          $1,830
                  1997                                9,664
                  1998                               10,109
                  1999                                9,243
                  2000                                7,919
                  2001                                6,798







MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS

The purpose of this section is to discuss and analyze the company's condensed results of operations. This analysis should be read in conjunction with the condensed financial statements and related notes which appear elsewhere in this report.

On August 13, 1996, Equitable of Iowa Companies ("Equitable") acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") from Whitewood Properties Corp. ("Whitewood"), a wholly-owned subsidiary of Bankers Trust, pursuant to the terms of a Stock Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood (the "Purchase Agreement"). BT Variable owned all the outstanding capital stock of Golden American Life Insurance Company ("Golden American") and all of the outstanding capital stock of Directed Services, Inc. ("DSI"). In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. On August 14, 1996, BT Variable, Inc. was formally renamed EIC Variable, Inc. ("EIC Variable").

For financial statement purposes, the change in control of Golden American through the acquisition to BT Variable was accounted for as a purchase acquisition effective August 14, 1996. The effects of the acquisition have resulted in a new basis of accounting reflecting estimated fair values for assets and liabilities at that date. As a result, Golden American's financial statements for periods subsequent to August 13, 1996, are presented on the Post-Acquisition new basis of accounting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. Goodwill relating to the acquisition was established for the excess of the acquisition cost over the fair value of the net assets acquired plus $965,000 of estimated acquisition costs and pushed down to Golden American. The purchase price is preliminary with respect to the final settlement of taxes with Bankers Trust and estimated acquisition costs and as a result, goodwill may change. The allocation of the purchase price to Golden American was approximately $139,872,000. The amount of goodwill relating to the acquisition was $39,207,000 at August 13, 1996, and is being amortized over 25 years on a straight line basis.

The analysis following combines the post-acquisition and pre-acquisition activity for 1996 in order to compare the results to 1995. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the period after August 13, 1996.













RESULTS OF OPERATIONS

Premiums
--------

                  POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                  ________________|_____________|______________________________
                   For the period |             |For the period
                  August 14, 1996 |             | July 1, 1996
                      through     |Quarter ended|    through     Quarter ended
                   September 30,  |September 30,|  August 13,    September 30,
Quarter                 1996      |1996 Combined|     1996            1995
__________________________________|_____________|______________________________
                                  |     (Dollars in thousands)
                                  |             |
Variable annuity                  |             |
 premiums                 $29,986 |     $67,230 |       $37,244        $33,074
Variable life                     |             |
 premiums                   1,451 |       4,390 |         2,939            318
                  ________________|_____________|______________________________
Total premiums            $31,437 |     $71,620 |       $40,183        $33,392
                  =============================================================

                  POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                  ________________|_____________|______________________________
                   For the period |             |For the period
                  August 14, 1996 | Nine months |January 1, 1996  Nine months
                      through     |    ended    |    through         ended
                   September 30,  |September 30,|  August 13,    September 30,
Year to Date            1996      |1996 Combined|     1996            1995
__________________________________|_____________|______________________________
                                  |     (Dollars in thousands)
                                  |             |
Variable annuity                  |             |
 premiums                 $29,986 |    $288,358 |      $258,372        $91,726
Variable life                     |             |
 premiums                   1,451 |      11,957 |        10,506          2,254
                  ________________|_____________|______________________________
Total premiums            $31,437 |    $300,315 |      $268,878        $93,980
                  =============================================================

Variable annuity premiums increased $34,156,000, or 103.3%, in the third quarter and $196,632,000, or 214.4%, in the first nine months of 1996. Variable life premiums increased $4,072,000 or 1,281.9% in the third quarter and $9,703,000 or 430.4%, in the first nine months of 1996.










Revenues
--------

                  POST-ACQUISITION|   COMBINED   |         PRE-ACQUISTION
                  ________________|______________|_____________________________
                   For the period |              |For the period
                  August 14, 1996 |              | July 1, 1996
                      through     |Quarter ended |   through     Quarter ended
                   September 30,  |September 30, | August 13,    September 30,
Quarter                 1996      |1996 Combined |     1996           1995
__________________________________|______________|_____________________________
                                  |      (Dollars in thousands)
                                  |              |
Annuity and life                  |              |
 product fees and                 |              |
 policy charges            $2,397 |       $5,087 |       $2,690         $4,838
Management fee                    |              |
 revenue                      280 |          560 |          280            740
Net investment                    |              |
 income                     1,656 |        3,037 |        1,381            857
Realized gains                    |              |
 (losses) on                      |              |
 investments                   -- |           (2)|           (2)            83
Other income                  143 |          159 |           16             16
                  ________________|______________|_____________________________
                           $4,476 |       $8,841 |       $4,365         $6,534
                  =============================================================

                  POST-ACQUISITION|   COMBINED   |         PRE-ACQUISTION
                  ________________|______________|_____________________________
                   For the period |              |For the period
                  August 14, 1996 | Nine months  |January 1, 1996 Nine months
                      through     |    ended     |   through         ended
                   September 30,  |September 30, | August 13,    September 30,
Year to Date            1996      |1996 Combined |     1996           1995
__________________________________|______________|_____________________________
                                  |      (Dollars in thousands)
                                  |              |
Annuity and life                  |              |
 product fees and                 |              |
 policy charges            $2,397 |      $14,656 |      $12,259        $13,922
Management fee                    |              |
 revenue                      280 |        1,670 |        1,390            740
Net investment                    |              |
 income                     1,656 |        6,646 |        4,990          1,978
Realized gains                    |              |
 (losses) on                      |              |
 investments                   -- |         (420)|         (420)            71
Other income                  143 |          213 |           70             44
                  ________________|______________|_____________________________
                           $4,476 |      $22,765 |      $18,289        $16,755
                  =============================================================



Total revenues increased $2,307,000, or 35.3%, in the third quarter and $6,010,000 or 35.9%, in the first nine months of 1996. Annuity and life product fees and policy charges increased $249,000, or 5.1%, in the third quarter and $734,000, or 5.3%, in the first nine months of 1996, in conjunction with the growth in the company's policyholder liabilities.

In the fourth quarter of 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for certain managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $560,000 for the third quarter of 1996 and $1,670,000 for the first nine months of 1996.

Net investment income increased $2,180,000, or 254.5%, in the third quarter and $4,668,000, or 236.0%, in the first nine months of 1996 due to the increase in invested assets. The company had realized losses on the sale of investments of $2,000 in the third quarter and $420,000 in the first nine months of 1996, compared to gains of $83,000 and $71,000 in the same periods of 1995. Realized losses in the first nine months of 1996 were the result of voluntary sales.








































Expenses
--------

                    POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                    ________________|_____________|_____________________________
                     For the period |             |For the period
                    August 14, 1996 |             | July 1, 1996
                        through     |Quarter ended|   through     Quarter ended
                     September 30,  |September 30,|  August 13,   September 30,
Quarter                   1996      |1996 Combined|     1996           1995
____________________________________|_____________|_____________________________
                                    |        (Dollars in thousands)
                                    |             |
Insurance operation                 |             |
 benefits:                          |             |
  Interest credited                 |             |
   to account                       |             |
   balances                  $1,624 |      $2,894 |       $1,270           $440
  Benefit claims                    |             |
   incurred in                      |             |
   excess of                        |             |
   account balances             (25)|         133 |          158            273
Underwriting,                       |             |
 acquisition, and                   |             |
 insurance expenses:                |             |
  Commissions                 2,118 |       4,814 |        2,696          1,968
  General expenses            1,517 |       3,437 |        1,920          3,738
  Insurance taxes               160 |         886 |          726            140
  Policy acquistion                 |             |
   costs deferred            (2,625)|      (5,702)|       (3,077)        (2,390)
  Amortization:                     |             |
   Deferred policy                  |             |
    acquistion costs            176 |       1,318 |        1,142            763
   Present value of                 |             |
    in force aquired            915 |       1,212 |          297            537
   Goodwill                     196 |         196 |           --             --
                    ________________|_____________|_____________________________
                                    |             |
                             $4,056 |      $9,188 |       $5,132         $5,469
                    ============================================================


















                    POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                    ________________|_____________|_____________________________
                     For the period |             |For the period
                    August 14, 1996 |    Nine     |January 1, 1996     Nine
                        through     |months ended |   through     months ended
                     September 30,  |September 30,|  August 13,   September 30,
Year to Date              1996      |1996 Combined|     1996           1995
____________________________________|_____________|_____________________________
                                    |        (Dollars in thousands)
                                    |             |
Insurance operation                 |             |
 benefits:                          |             |
  Interest credited                 |             |
   to account                       |             |
   balances                  $1,624 |      $5,979 |       $4,355           $842
  Benefit claims                    |             |
   incurred in                      |             |
   excess of                        |             |
   account balances             (25)|         890 |          915          1,460
Underwriting,                       |             |
 acquisition, and                   |             |
 insurance expenses:                |             |
  Commissions                 2,118 |      18,667 |       16,549          5,344
  General expenses            1,517 |      10,939 |        9,422         10,058
  Insurance taxes               160 |       1,385 |        1,225            652
  Policy acquistion                 |             |
   costs deferred            (2,625)|     (21,925)|      (19,300)        (7,101)
  Amortization:                     |             |
   Deferred policy                  |             |
    acquistion costs            176 |       2,612 |        2,436          2,121
   Present value of                 |             |
    in force aquired            915 |       1,866 |          951          1,203
   Goodwill                     196 |         196 |           --             --
                    ________________|_____________|_____________________________
                                    |             |
                             $4,056 |     $20,609 |      $16,553        $14,579
                    ============================================================

Interest credited to account balances increased $2,454,000 or 557.5% in the third quarter and $5,137,000 or 610.4% in the first nine months of 1996 as a result of increases in policy account values.

General expenses decreased $301,000 or 8.0% in the third quarter and increased $881,000 or 8.8% in the first nine months of 1996. The increase in the first nine months of 1996 was primarily a result of the increase in policies in force. Commissions increased $2,846,000 or 144.6% in the third quarter and $13,323,000 or 249.3% in the first nine months of 1996. Insurance taxes increased $746,000 or 530.6% in the third quarter and $733,000 or 112.2% in the first nine months of 1996. Deferral of policy acquisition costs increased $3,312,000 or 138.6% in the third quarter and $14,824,000 or 208.8% in the first nine months of 1996. The increase in the above expenses is the result of the growth in sales.

The company's deferred policy acquisition costs ("DPAC"), previous balance of present value of in force acquired ("PVIF") and unearned revenue reserve, as of the purchase date, were eliminated and an asset representing the PVIF was established for all policies in force at the acquisition date. PVIF is amortized into income over the expected gross profits of the in force acquired in a manner similar to DPAC amortization. Any expenses which vary with the sales of the company's products subsequent to the acquisition date are deferred and amortized. The amortization of PVIF and DPAC increased $1,230,000 or 94.5% in the third quarter and $1,154,000 or 34.7% in the first nine months of 1996. This increase is the result of an increase in balances for DPAC and PVIF. The elimination of the unearned revenue reserve, related to in force acquired at the acquisition date, will result in lower annuity and universal life product fees and policy charges.

Income
------

Net income on a combined basis for the third quarter of 1996 was $964,000, a decrease of $101,000 or 9.5% from the third quarter of 1995. Net income on a combined basis for the first nine months of 1996 was $3,472,000, an increase of $1,296,000 or 59.6% from the first nine months of 1995.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the company or any of its officers, directors or employees is qualified by the fact that actual results of the company may differ materially from such statement due to the following important factors, among other risks and uncertainties inherent in the company's business:

1. Prevailing interest rate levels which may affect the ability of the company to sell its products, the market value of the company's investments and the lapse rate of the company's policies, notwithstanding product design features intended to enhance persistency of the company's products.

2. Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the company's products.

3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the company's products.

4. Other factors affecting the performance of the company, including, but not limited to, stock market performance ,litigation, insurance industry insolvencies, investment performance of the underlying portfolios of the variable annuity products, variable annuity product design and sales volume by significant sellers of the company's variable annuity products.

                    APPENDIX:  DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

     Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

     Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

     A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

     Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba: Judged to have speculative elements; their future cannot be considered as well assured.

     B:   Generally lack characteristics of the desirable investment.

     Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:  Speculative in a high degree; often in default.

     C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

     AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

     AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A:   Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

     BB, B,
     CCC,
     CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                        STATEMENT  OF  ADDITIONAL  INFORMATION


                             GOLDENSELECT DVA SERIES 100


                            DEFERRED COMBINATION VARIABLE
                              AND FIXED ANNUITY CONTRACT

                                      issued by

                           SEPARATE ACCOUNT B ("Account B")



                                          of

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE GOLDEN AMERICAN LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO GOLDEN AMERICAN LIFE INSURANCE COMPANY, CUSTOMER SERVICE CENTER, P.O. BOX 8794, WILMINGTON, DE 19899-8794 OR TELEPHONE 1-800-366-0066.







DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION: FEBRUARY 3, 1997

                                 TABLE  OF  CONTENTS
                                 -------------------

ITEM                                                                        PAGE
----                                                                        ----

Introuction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1


Description of Golden American Life Insurance Company. . . . . . . . . . . .  1
Safekeeping of Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
The Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Distribution of Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .  2
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . .  2
IRA Partial Withdrawal Option. . . . . . . . . . . . . . . . . . . . . . . .  5
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6


Financial Statements of Separate Account B . . . . . . . . . . . . . . . . .  6
Financial Statements of The Managed Global Account of Separate Account D . .  6

Financial Statements of Golden American Life Insurance Company . . . . . . .  7
Unaudited Financial Statements of Separate Account B . . . . . . . . . . . .  7
Unaudited Financial Statements of Golden American Life Insurance Company . .  7

Appendix - Description of Bond Ratings

                                     INTRODUCTION


This Statement of Additional Information provides background information regarding Account B.


                DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. From January 2, 1973 through December 31, 1987, the name of the company was St. Paul Life Insurance Company. On December 31, 1987, after all of St. Paul Life Insurance Company's business was sold, the name was changed to Golden American. On March 7, 1988, all of the stock of Golden American was acquired by The Golden Financial Group, Inc. ("GFG"), a financial services holding company. On October 19, 1990, GFG merged with and into MBL Variable, Inc. ("MBLV"), a wholly owned direct subsidiary of The Mutual Benefit Life Insurance Company ("MBL"). On January 1, 1991, MBLV became a wholly owned indirect subsidiary of MBL and Golden American became a wholly owned direct subsidiary of MBL. Golden American's name had been changed to MB Variable Life Insurance Company in the state of Minnesota but subsequently has been changed back to Golden American.
In a transaction that closed on September 30, 1992, Golden American was acquired by a subsidiary of Bankers Trust Company ("Bankers Trust"). As of December 31, 1995, Golden American had over $98.1 million in stockholders' equity and approximately $1.2 billion in total assets, including approximately $1.05 billion of separate account assets. On August 13, 1996, Equitable of Iowa Companies acquired all of the interest in BT Variable, Inc., the corporate parent of Golden American and Directed Services, Inc. and changed the name of BT Variable, Inc.'s name to EIC Variable, Inc. (EIC Variable"). Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American has formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who will write variable life and annuity business in the state of New York. The initial capitalization of First Golden was $25 million.


                                SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                                  THE ADMINISTRATOR

Effective January 1, 1994, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) has agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware) in relation to this service agreement are reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement in 1995 and 1994 were $749,741 and $816,264, respectively.


Prior to 1994, Golden American had arranged with EIC Variable, at that time, BT Variable, Inc., to perform services related to the development and administration of its products. For the year 1993 and the period from September 30, 1992 to December 31, 1992, fees earned by EIC Variable from Golden American for these services aggregated $2,701,000 and $209,000, respectively. The agreement was terminated as of January 1, 1994.


In addition, EIC Variable provided to Golden American certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. EIC Variable charged Golden American for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by EIC Variable's employees on behalf of Golden American. For the year 1993 and the period from September 30, 1992 to December 31, 1992, EIC Variable allocated to Golden American $1,503,000 and $450,000, respectively. The agreement was terminated on January 1, 1994.


                                 INDEPENDENT AUDITORS

     Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, independent auditors, will perform annual audits of Golden American and the Accounts.

                              DISTRIBUTION OF CONTRACTS

Prior to 1994, Golden American had entered into agreements with DSI to perform services related to the management of its investments and the distribution of its products. For the year 1993, Golden American incurred $311,000 for such services. The agreement was terminated as of January 1, 1994.

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which, as of December 31, 1994, are sold primarily through two broker/dealer institutions. For the years ended 1995, 1994 and 1993, commissions paid by Golden American to DSI aggregated $8,440,000, $17,569,000 and $34,260,000 respectively.

Golden American provided to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charged DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. For the years ended December 31, 1994 and 1993, expenses allocated to DSI were $1,983,000 and $2,013,000, respectively. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee calculated as a percentage of average assets in the variable separate accounts, was $986,650 for 1995.



                               PERFORMANCE INFORMATION


Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divisions, and the total return of all divisions, may appear in reports or promotional literature to current or prospective owners. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET DIVISION YIELDS
Current yield for the Liquid Asset Division will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                           365/7
              Effective Yield = [(Base Period Return) + 1)      ] - 1

    For the 7-day period September 23, 1996 to September 30, 1996, the current yield of the Liquid Asset Division was 3.56% and the effective yield of the Division was 3.62%.


SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET DIVISIONS
Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                 6
         YIELD = 2 [ ( a - b  +1)  - 1]
                       -----
                        cd
    Where:
     [a]    equals the net investment income earned during the period by the
            Series attributable to shares owned by a division
     [b]    equals the expenses accrued for the period (net of reimbursements)
     [c]    equals the average daily number of Units outstanding during the period based on the index of investment experience
     [d]    equals the value (maximum offering price) per index of investment experience on the last day of the period

Yield on divisions of Account B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET DIVISIONS Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

          n
    P(1+T) =ERV
    Where:
     (1)    [P] equals a hypothetical initial premium payment of $1,000
     (2)    [T] equals an average annual total return
     (3)    [n] equals the number of years
     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the asset based administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

AVERAGE ANNUALIZED TOTAL RETURN FOR PERIODS ENDING 9/30/96 -- STANDARDIZED



                      One Year Period   Five Year Period   Inception to
Division              Ending  9/30/96    Ending  9/30/96      9/30/96        Inception Date
--------              ---------------    ---------------     --------        --------------

Multiple Allocation         5.55%            5.83%*            6.61%*           1/24/89
Fully Managed              11.58%            6.88%*            6.12%*           1/24/89
Capital Appreciation       14.95%             N/A             11.52%*            5/4/92
Rising Dividends           21.53%             N/A             13.61%            10/4/93
All-Growth                 -5.54%            2.10%*            3.10%*           1/24/89
Real Estate                17.28%           12.68%*            7.12%*           1/24/89
Natural Resources          21.08%           10.77%*            7.35%*           1/24/89
Value Equity                8.14%             N/A             18.35%             1/1/95
Strategic Equity             N/A              N/A             10.82%*           10/2/95
Small Cap                    N/A              N/A             19.32%             1/2/96
Emerging Markets            2.94%             N/A              -.82%            10/4/93
Managed Global **           8.56%*            N/A              -.11%*          10/21/92
Limited Maturity Bond       2.94%            3.44%*            4.77%*           1/24/89

----------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From its inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET DIVISIONS Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

           n
    [P(1+T) ]=ERV
    Where:
     (1)    [P] equals a hypothetical initial premium payment of $1,000
     (2)    [T] equals an average annual total return
     (3)    [n] equals the number of years
     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load.

AVERAGE ANNUALIZED TOTAL RETURN FOR PERIODS ENDING 12/31/95 -- NON-STANDARDIZED




                      One Year Period   Five Year Period   Inception to
Division              Ending  9/30/96    Ending  9/30/96      9/30/96        Inception Date
--------              ---------------    ---------------     --------        --------------

Multiple Allocation        6.20%            6.41%*            7.16%*            1/24/89
Fully Managed             12.23%            7.45%*            6.70%*            1/24/89
Capital Appreciation      15.60%             N/A             12.13%*             5/4/92
Rising Dividends          22.18%             N/A             14.22%             10/4/93
All-Growth                -4.89%            2.71%*            3.69%*            1/24/89
Real Estate               17.93%           13.18%*            7.75%*            1/24/89
Natural Resources         21.73%           11.34%*            7.97%*            1/24/89
Value Equity               8.79%             N/A             18.88%              1/1/95
Strategic Equity            N/A              N/A             11.47%*            10/2/95
Small Cap                   N/A              N/A             19.98%              1/2/96
Emerging Markets           3.78%             N/A              -.19%             10/4/93
Global Account **          9.21%*            N/A               .56%*           10/21/92
Limited Maturity Bond      3.60%            4.04%*            5.32%*            1/24/89

----------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From its inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.

Performance information for a division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical Contract under which accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the

Series of the Trust in which the Account B divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.
Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

PORTFOLIO TURNOVER
For reporting purposes, the Global Account's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Global Account during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year.

INDEX OF INVESTMENT EXPERIENCE
The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF IIE

EXAMPLE 1.
1.  IIE, beginning of period . . . . . . . . . . . . . . . . . $1.80000000
2.  Value of securities, beginning of period . . . . . . . . . . . .$21.20
3.  Change in value of securities. . . . . . . . . . . . . . . . . . .$.50
4.  Gross investment return (3) divided by (2) . . . . . . . . . .02358491
5.  Less daily mortality and expense charge. . . . . . . . . . . .00003446
6.  Less asset based administrative charge . . . . . . . . . . . .00000276
7.  Net investment return (4) minus (5) minus (6). . . . . . . . .02354769
8.  Net investment factor (1.000000) plus(7) . . . . . . . . . .1.02354769
9.  IIE, end of period (1) multiplied by (8) . . . . . . . . . $1.84238584

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.
1.  Initial Premium Payment. . . . . . . . . . . . . . . . . . ....$100.00
2.  IIE on effective date of purchase (see Example 1). . . . . .$1.8000000
3.  Number of Units purchased [(1) divided by (2)] . . . . . . . .55.55556
4.  IIE for valuation date following purchase (see Example 1). $1.84238584
5.  Accumulation Value in account for valuation date following purchase [(3) multiplied by (4)] . . . . . . . . . . . . . . . $102.35

                            IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA partial withdrawal option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's life combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form.

Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                  OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

       Report of Independent Auditors
       Financial Statements -- Audited
       Statement of Assets and Liabilities as of December 31, 1995
       Combined Statement of Operations for the Year ended December 31, 1995 Combined Statements of Changes in Net Assets for the Years ended
            December 31, 1995 and 1994
       Notes to Audited Financial Statements

FINANCIAL STATEMENTS OF THE MANAGED GLOBAL ACCOUNT OF SEPARATE ACCOUNT D

  The audited financial statements of The Managed Global Account of Separate Account D listed below appear in the Annual Report of The Managed Global Account of Separate Account D which was filed with the SEC and are included in this Statement of Additional Information .

       Report of Independent Auditors
       Financial Statements -- Audited
       Statement of Assets and Liabilities as of December 31, 1995 Statement of Operations for the Year ended December 31, 1995 Statements of Changes in Net Assets for the Years ended December 31,
            1995 and 1994
       Statement of Investments as of December 31, 1995
       Notes to Audited Financial Statements


FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

  The audited financial statements of Golden American Life Insurance Company listed below are prepared in accordance with generally accepted accounting principles ("GAAP") and appear in the Annual Report of the Golden American Life Insurance Company which was filed with the SEC and are included in this Statement of Additional Information.

       Report of Independent Auditors
       Financial Statements -- GAAP
          Balance Sheets as of December 31, 1995 and 1994
          Statements of Operations for the Years ended December 31, 1995, 1994 and 1993
          Statements of changes in Stockholder's Equity for the Years ended
               December 31, 1995, 1994 and 1993
          Statements of Cash Flows for the Years ended December 31, 1995, 1994 and 1993
          Notes to Audited Financial Statements

UNAUDITED FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The following unaudited financial statements of Separate Account B are included in Part B hereof:

    Statement of Assets and Liabilities - September 30, 1996 (Unaudited) Statements of Operations - For the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited)
    Statements of Changes in Net Assets - For the period January 1, 1995 or
        Commencement of Operations through December 31, 1995 and for the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited)
    Notes to the Financial Statements - September 30, 1996 (Unaudited)

UNAUDITED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

  The following unaudited financial statements of the Golden American Life Insurance Company are included in Part B hereof:

    Condensed Statements of Income - Post-Acquisition for the period August 14,
         1996 through September 30, 1996 and Pre-Acquisition for the period July 1, 1996 through August 13, 1996 and for the three months ended September 30, 1995 (Unaudited)
    Condensed Statements of Income - Post-Acquisition for the period August 14,
         1996 through September 30, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995 (Unaudited)
    Condensed Balance Sheets - Post-Acquisition as of September 30, 1996 and
         Pre-Acquisition as of December 31, 1995 (Unaudited)
    Condensed Statements of Cash Flows - Post-Acquisition for the period August
         14, 1996 through September 30, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995 (Unaudited)
    Notes to Condensed Financial Statements - September 30, 1996 (Unaudited)

                                  ANNUAL REPORT
                                        FOR
                               SEPARATE ACCOUNT B

                               ------------------

                               DECEMBER 31, 1995




--------------------------------------------------------------------------------
   TABLE OF CONTENTS



                               SEPARATE ACCOUNT B


                                                                                                                          Page
                                                                                                                          ----
Report of Independent Auditors....................................................................................         B-1
Statement of Assets and Liabilities...............................................................................         B-2
Combined Statements of Operations.................................................................................         B-3
Combined Statements of Changes in Net Assets......................................................................         B-7
Notes to Financial Statements.....................................................................................         B-11


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Variable Annuity Contract Owners
Separate Account B

     We have audited the accompanying statement of assets and liabilities of Separate Account B (the 'Account') as of December 31, 1995 and the related combined statements of operations and changes in net assets for each of the three years in the period then ended. These fianancial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account B at December 31, 1995, and the related combined results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 12, 1996

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                               SEPARATE ACCOUNT B

                               DECEMBER 31, 1995
                             (AMOUNTS IN THOUSANDS)

ASSETS
  Investment in The GCG Trust, at Net Asset Value:
     Liquid Asset Series, 36,511 shares (Cost -- $36,511)...............................................................  $   36,511
     Limited Maturity Bond Series, 6,087 shares (Cost -- $64,804).......................................................      67,870
     Natural Resources Series, 1,796 shares (Cost -- $25,708)...........................................................      27,008
     All-Growth Series, 6,678 shares (Cost -- $85,681)..................................................................      92,018
     Real Estate Series, 2,758 shares (Cost -- $32,426).................................................................      34,836
     Fully Managed Series, 8,519 shares (Cost -- $109,183)..............................................................     117,394
     Multiple Allocation Series, 24,417 shares (Cost -- $293,213).......................................................     305,697
     Capital Appreciation Series, 8,965 shares (Cost -- $107,313).......................................................     121,118
     Rising Dividends Series, 6,044 shares (Cost -- $64,959)............................................................      80,391
     Emerging Markets Series, 4,074 shares (Cost -- $45,132)............................................................      36,913
     Market Manager Series, 495 shares (Cost -- $5,008).................................................................       5,951
     Value Equity Series, 2,159 shares (Cost -- $26,592)................................................................      28,462
     Strategic Equity Series, 803 shares (Cost -- $8,008)...............................................................       8,035
                                                                                                                          ----------
     Total Invested Assets (Cost -- $904,538)...........................................................................     962,204

LIABILITIES
  Payable to Golden American for Charges and Fees (Note 3)..............................................................       1,326
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------


NET ASSETS
  For Variable Annuity Insurance Contracts..............................................................................  $  924,596
  Retained in Separate Account B by Golden American (Note 3)............................................................      36,282
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------

                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                                          Divisions Investing In
                                        -------------------------------------------------------------------------------------------
                                            Liquid Asset Series        Limited Maturity Bond Series      Natural Resources Series
                                        ---------------------------   -----------------------------   -----------------------------
                                          1995      1994     1993      1995       1994       1993       1995      1994       1993
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Investment Income
Dividends                               $ 2,242   $ 1,444   $   390   $  --      $ 3,501    $ 2,606    $   570   $   287    $   104
Capital gain distribution                  --        --           1      --         --          289       --         540       --
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Total investment income                   2,242     1,444       391      --        3,501      2,895        570       827        104

Expenses
Mortality and expense risk and
  administrative charges                    411       362       139       700        736        550        284       283         95
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net investment income (loss)              1,831     1,082       252      (700)     2,765      2,345        286       544          9
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------

Net realized gain (loss) on
  investments                              --        --        --        (138)        66        677      1,545     1,686        427
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------

Unrealized appreciation
   (depreciation)
   of investments
Beginning of period                        --        --        --      (4,836)      (408)        27        805     2,954       (341)
End of period                              --        --        --       3,066     (4,836)      (408)     1,300       805      2,954
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net change in unrealized
   appreciation
   (depreciation)
   of investments                          --        --        --       7,902     (4,428)      (435)       495    (2,149)     3,295
                                        -------   -------   -------   -------    -------    -------    -------   -------    -------
Net increase (decrease) in net
   assets resulting from operations     $ 1,831   $ 1,082   $   252   $ 7,064    $(1,597)   $ 2,587    $ 2,326   $    81    $ 3,731
                                        =======   =======   =======   =======    =======    =======    =======   =======    =======


                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)


                                                                     Divisions Investing In
                            --------------------------------------------------------------------------------------------------------

                                    All-Growth Series                  Real Estate Series                 Fully Managed Series
                            --------------------------------    ----------------------------------   -------------------------------
                              1995        1994        1993        1995        1994        1993        1995        1994        1993
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Investment Income
Dividends                   $  4,685    $    668    $    202    $  1,399    $  1,863    $    810    $  2,846    $  2,839    $  1,566
Capital gain distribution       --          --          --          --          --          --          --          --         1,549
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Total investment income        4,685         668         202       1,399       1,863         810       2,846       2,839       3,115

Expenses
Mortality and expense
  risk and administrative
  charges                        833         613         380         347         348         170       1,101       1,079         731
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net investment
  income (loss)                3,852          55        (178)      1,052       1,515         640       1,745       1,760       2,384
                            --------    --------    --------    --------    --------    --------    --------    --------    --------

Net realized gain
  (loss) on
  investments                  1,011          77         477         369         539         514       1,311       1,060         525
                            --------    --------    --------    --------    --------    --------    --------    --------    --------

Unrealized appreciation
  (depreciation) of
  investments
Beginning of period           (4,165)      3,650       1,002      (1,015)       (374)        175      (8,104)      4,425       2,725
End of period                  6,336      (4,165)      3,650       2,410      (1,015)       (374)      8,210      (8,104)      4,425
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net change in unrealized
  appreciation
  (depreciation)
  of investments              10,501      (7,815)      2,647       3,425        (641)       (549)     16,314     (12,529)      1,700
                            --------    --------    --------    --------    --------    --------    --------    --------    --------
Net increase (decrease)
  in net assets
  resulting from
  operations                $ 15,364    $ (7,683)   $  2,946    $  4,846    $  1,413    $    605    $ 19,370    $ (9,709)   $  4,609
                            ========    ========    ========    ========    ========    ========    ========    ========    ========



                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                                      Divisions Investing In
                              ------------------------------------------------------------------------------------------------------

                                   Multiple Allocation Series           Capital Appreciation               Rising Dividends Series
                              ----------------------------------   -------------------------------    ------------------------------
                                1995        1994        1993       1995        1994        1993       1995        1994       1993(a)
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Investment Income
Dividends                     $ 21,644    $ 10,656    $  5,181   $ 10,216    $  1,777    $    933   $    567    $    685    $     19
Capital gain
  distribution                    --          --        11,777       --          --           188       --          --          --
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Total investment
  income                        21,644      10,656      16,958     10,216       1,777       1,121        567         685          19

Expenses
Mortality and
  expense risk and
  administrative
  charges                        3,043       2,955       1,833      1,065         909         554        648         368          14
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net investment
  income (loss)                 18,601       7,701      15,125      9,151         868         567        (81)        317           5
                              --------    --------    --------   --------    --------    --------   --------    --------    --------

Net realized gain
  (loss) on investments          4,715       2,844         295      2,221       1,427         247        776          55        --
                              --------    --------    --------   --------    --------    --------   --------    --------    --------

Unrealized appreciation
  (depreciation) of
  investments
Beginning of period            (13,754)      3,296       2,624       (726)      4,005       1,050       (605)        221        --
End of period                   12,485     (13,754)      3,296     13,805        (726)      4,005     15,432        (605)        221
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net change in unrealized
  appreciation
  (depreciation)
  of investments                26,239     (17,050)        672     14,531      (4,731)      2,955     16,037        (826)        221
                              --------    --------    --------   --------    --------    --------   --------    --------    --------
Net increase (decrease)
  in net assets
  resulting from
  operations                  $ 49,555    $ (6,505)   $ 16,092   $ 25,903    $ (2,436)   $  3,769   $ 16,732    $   (454)   $    226
                              ========    ========    ========   ========    ========    ========   ========    ========    ========



------------------------------------------------------------------------
(a)   Commencement of operations, October, 1993


                               Separate Account B
                       Combined Statements of Operations
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)





                                               Division Investing In
                      -------------------------------------------------------------------------
                                                                              Value    Strategic
                                                              Market          Equity    Equity
                           Emerging Markets Series        Manager Series      Series    Series                 Combined
                      -------------------------------    -----------------    -------   -------    --------------------------------
                        1995         1994     1993(a)      1995     1994(b)   1995(c)   1995(d)      1995        1994        1993
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Investment Income
Dividends             $      6    $      --   $    --    $   203    $    7    $   711   $    19    $  45,108   $  23,727   $ 11,812
Capital gain
  distribution              --        2,686        --         --        --         --        --           --       3,226     13,803
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Total investment
  income                     6        2,686        --        203         7        711        19       45,108      26,953     25,615

Expenses
Mortality and
  expense risk and
  administrative
  charges                  440          561        24         --        --        110        12        8,994       8,214      4,490
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net investment
  income (loss)           (434)       2,125       (24)       203         7        601         7       36,114      18,739     21,125
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------

Net realized
  gain (loss)
  on investments        (7,448)         836        --         29        --        687        (1)       5,077       8,590      3,161
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------

Unrealized
  appreciation
  (depreciation) of
  investments
Beginning of period     (9,822)       3,971        --         (1)       --         --        --      (42,223)     21,740      7,261
End of period           (8,219)      (9,822)    3,971        942        (1)     1,870        28       57,665     (42,223)    21,740
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net change in
  unrealized
  appreciation
  (depreciation)
  of investments         1,603      (13,793)    3,971        943        (1)     1,870        28       99,888     (63,963)    14,479
                      --------    ---------   -------    -------    ------    -------   -------    ---------   ---------   --------
Net increase
  (decrease)
  in net assets
  resulting from
  operations          $ (6,279)   $(10,832)   $ 3,947    $ 1,175    $    6    $ 3,158   $    34    $141,079    $(36,634)   $ 38,765
                      ========    =========   =======    =======    ======    =======   =======    =========   =========   ========


------------------------------------------------------------------------
(a)   Commencement of operations, October, 1993
(b)   Commencement of operations, November, 1994
(c)   Commencement of operations, January, 1995
(d)   Commencement of operations, October, 1995


                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)




                                                                    Division Investing In
                           --------------------------------------------------------------------------------------------------------

                                  Liquid Asset Series            Limited Maturity Bond Series          Natural Resources Series
                           --------------------------------    --------------------------------    --------------------------------
                             1995        1994        1993        1995        1994        1993        1995        1994        1993
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
Increase (decrease)
  in net assets
Operations:
   Net investment
     income (loss)         $  1,831    $  1,082    $    252    $   (700)   $  2,765    $  2,345    $    286    $    544    $      9
   Net realized gain
     (loss) on
     investments               --          --          --          (138)         66         677       1,545       1,686         427
   Net change in
     unrealized
     appreciation
     (depreciation)
     of
     investments               --          --          --         7,902      (4,428)       (435)        495      (2,149)      3,295
Net increase
  (decrease) in net
  assets resulting
  from operations          --------    --------    --------    --------    --------    --------    --------    --------    --------
                              1,831       1,082         252       7,064      (1,597)      2,587       2,326          81       3,731
                           --------    --------    --------    --------    --------    --------    --------    --------    --------


Policy related
  transactions:
   Premiums                  11,323      43,297      22,808       7,579      32,041      54,680       2,111       8,595      10,191
   Net transfers
     among Divisions
     and Guaranteed
     Interest
     Division
     of Golden
     American                (5,926)      4,159     (15,605)     (6,694)    (22,002)    (19,820)     (6,167)      5,716       5,177
   Surrenders and
     other
     withdrawals            (11,794)    (18,470)     (3,497)     (9,461)     (7,604)     (5,188)     (3,402)     (2,768)       (465)
   Policy related
     charges and
     fees                    (4,309)     (1,201)       (229)     (2,224)       (887)       (498)       (624)       (314)        (80)
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
Net increase
  (decrease)
  in net assets
  resulting from
  policy related
  transactions              (10,706)     27,785       3,477     (10,800)      1,548      29,174      (8,082)     11,229      14,823
                           --------    --------    --------    --------    --------    --------    --------    --------    --------


Net increase
  (decrease)
  in net assets              (8,875)     28,867       3,729      (3,736)        (49)     31,761      (5,756)     11,310      18,554
Net assets:
   Beginning of
     period                  45,366      16,499      12,770      71,573      71,622      39,861      32,746      21,436       2,882
                           --------    --------    --------    --------    --------    --------    --------    --------    --------
   End of period           $ 36,491    $ 45,366    $ 16,499    $ 67,837    $ 71,573    $ 71,622    $ 26,990    $ 32,746    $ 21,436
                           ========    ========    ========    ========    ========    ========    ========    ========    ========




                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)



                                                               Divisions Investing In
                      -------------------------------------------------------------------------------------------------------------

                               All-Growth Series                 Real Estate Series                     Fully Managed Series
                      ---------------------------------   ----------------------------------    -----------------------------------
                         1995        1994        1993        1995       1994         1993         1995         1994         1993
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
Increase (decrease)
 in net assets
Operations:
  Net investment
    income (loss)     $   3,852   $      55   $    (178)  $   1,052   $   1,515    $     640    $   1,745    $   1,760    $   2,384
  Net realized gain
    (loss) on
    investments           1,011          77         477         369         539          514        1,311        1,060          525
  Net change in
    unrealized
    appreciation
    depreciation)
    of
    investments          10,501      (7,815)      2,647       3,425        (641)        (549)      16,314      (12,529)       1,700
Net increase
 (decrease)
 in net assets
 resulting
 from operations      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
                         15,364      (7,683)      2,946       4,846       1,413          605       19,370       (9,709)       4,609
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------


Policy related
 transactions:
  Premiums               11,880      18,242      34,573       1,928       9,862       22,416       10,129       21,742       70,789
  Net transfers
    among
    Divisions and
    Guaranteed
    Interest
    Division
    of Golden
    American              6,292       9,624      (2,152)     (2,903)        208        4,008        5,315      (11,098)         109
  Surrenders and
    other
    withdrawals         (10,712)     (4,906)     (2,430)     (4,799)     (2,919)      (1,717)     (13,651)      (9,050)      (4,050)
  Policy related
    charges
    and fees             (1,489)       (709)       (303)     (1,193)       (401)        (141)      (2,673)      (1,341)        (517)
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
Net increase
 (decrease)
 in net assets
 resulting
 from policy
 related
 transactions             5,971      22,251      29,688      (6,967)      6,750       24,566         (880)         253       66,331
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------


Net increase
 (decrease)
 in net assets           21,335      14,568      32,634      (2,121)      8,163       25,171       18,490       (9,456)      70,940
Net assets:
  Beginning of
    period               70,621      56,053      23,419      36,934      28,771        3,600       98,837      108,293       37,353
                      ---------   ---------   ---------   ---------   ---------    ---------    ---------    ---------    ---------
  End of period       $  91,956   $  70,621   $  56,053   $  34,813   $  36,934    $  28,771    $ 117,327    $  98,837    $ 108,293
                      =========   =========   =========   =========   =========    =========    =========    =========    =========


                         See Accompanying Notes.



                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)

                                                                        Divisions Investing In
                                    ---------------------------------------------------------------------------------------------

                                       Multiple Allocation Series     Capital Appreciation            Rising Dividends Series
                                    ------------------------------ -----------------------------  -------------------------------
                                       1995       1994      1993     1995        1994     1993      1995       1994      1993(a)
                                    ----------  --------  -------- ---------   -------- --------  ---------  --------   ---------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)       $  18,601  $  7,701  $ 15,125  $  9,151   $   868   $   567   $   (81)   $   317    $     5
  Net realized gain (loss) on
    investments                          4,715     2,844       295     2,221     1,427       247       776         55         --
  Net change in unrealized
   appreciation (depreciation)
   of investments                       26,239   (17,050)      672    14,531    (4,731)    2,955    16,037       (826)       221
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
  Net increase (decrease) in net
   assets resulting
   from operations                      49,555    (6,505)   16,092    25,903    (2,436)    3,769    16,732       (454)       226
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------

Policy related transactions:
  Premiums                              17,865    74,594   150,789     9,240    19,196    63,986    11,968     25,150     11,566
  Net transfers among Divisions
   and Guaranteed Interest
   Division of Golden American          (9,426)   (9,842)    5,675    12,826    (6,163)    3,403    12,320     15,544      2,633
  Surrenders and other withdrawals     (42,733)  (30,150)  (12,915)  (13,162)   (7,902)   (2,393)   (9,800)    (3,844)       (25)
  Policy related charges and fees       (7,267)   (3,746)   (1,609)   (2,104)   (1,149)     (331)   (1,263)      (399)       (12)
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
Net increase (decrease) in net
  assets resulting from policy
  related transactions                 (41,561)   30,856   141,940     6,800     3,982    64,665    13,225     36,451     14,162
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------

Net increase (decrease)
  in net assets                          7,994    24,351   158,032    32,703     1,546    68,434    29,957     35,997     14,388
Net assets:
  Beginning of period                  297,508   273,157   115,125    88,346    86,800    18,366    50,385     14,388         --
                                     ---------  --------  --------  --------   -------   -------   -------    -------    -------
  End of period                      $ 305,502  $297,508  $273,157  $121,049   $88,346   $86,800   $80,342    $50,385    $14,388
                                     =========  ========  ========  ========   =======   =======   =======    =======    =======



------------------------------------------------------------------------
(a) Commencement of operations, October, 1993


                               Separate Account B
                  Combined Statements of Changes in Net Assets
                  Years ended December 31, 1995, 1994 and 1993
                             (amounts in thousands)


                                                             Divisions Investing In
                                      -----------------------------------------------------------------
                                                                                      Value   Strategic
                                                                      Market Manager  Equity   Equity
                                            Emerging Markets Series       Series       Series   Series          Combined
                                      ------------------------------- --------------- -------- ------- ----------------------------
                                          1995      1994      1993(a)  1995   1994(b)  1995(c) 1995(d)   1995     1994     1993
                                      -----------  -------   -------- ------ -------- -------- ------- -------- ------- -----------
Increase (decrease) in net assets
Operations:
  Net investment income
   (loss)                               $   (434) $  2,125  $   (24) $  203  $    7  $   601  $    7  $  36,114  $ 18,739  $ 21,125
  Net realized gain (loss)
   on investments                         (7,448)      836       --      29      --      687      (1)     5,077     8,590     3,162
  Net change in unrealized
   appreciation (depreciation)
   of investments                          1,603   (13,793)   3,971     943      (1)   1,870      28     99,888   (63,963)   14,477
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
  Net increase (decrease) in
   net assets resulting
   from operations                        (6,279)  (10,832)   3,947   1,175       6    3,158      34    141,079   (36,634)   38,764
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------

Policy related transactions:
  Premiums                                 8,150    30,113   13,923   2,298   1,414    9,018   3,240    106,729   284,246   455,721
  Net transfers among Divisions
   and Guaranteed Interest Division
   of Golden American                    (15,911)   14,778   12,702     301   1,335   17,110   4,868     12,005     2,259    (3,870)
  Surrenders and other withdrawals        (7,740)   (4,285)     (62)   (767)     --     (776)   (172)  (128,969)  (91,898)  (32,742)
  Policy related charges and fees         (1,079)     (517)     (21)   (553)     (3)     (63)     61    (24,780)  (10,667)   (3,741)
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
Net increase (decrease) in net
  assets resulting from policy
  related transactions                   (16,580)   40,089   26,542   1,279   2,746   25,289   7,997    (35,015)  183,940   415,368
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------

Net increase (decrease)
  in net assets                          (22,859)   29,257   30,489   2,454   2,752   28,447   8,031    106,064   147,306   454,132
Net assets:
  Beginning of period                     59,746    30,489       --   2,752      --       --      --    854,814   707,508   253,376
                                        --------  --------  -------  ------  ------  -------  ------  ---------  --------  --------
  End of period                         $ 36,887  $ 59,746  $30,489  $5,206  $2,752  $28,447  $8,031  $ 960,878  $854,814  $707,508
                                        ========  ========  =======  ======  ======  =======  ======  =========  ========  ========

------------------------------------------------------------------------
(a) Commencement of operations, October, 1993
(b) Commencement of operations, November, 1994
(c) Commencement of operations, January, 1995
(d) Commencement of operations, October, 1995

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

1. ORGANIZATION

Separate Account B (the 'Account') was established on June 14, 1988, by
Golden American Life Insurance Company ('Golden American'), under Minnesota insurance law to support the operations of variable annuity contracts ('Contracts'). Effective September 30, 1992, Golden American became a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect wholly-owned subsidiary of Bankers Trust Company ('Bankers Trust'). Previously, Golden American was owned by Mutual Benefit Life Insurance Company in Rehabilitation ('Mutual Benefit'). In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and Directed Services, Inc. ('DSI'), an affiliate of Golden American, and certain related assets and contributed them to BTV. The transaction had no effect on the accompanying financial statements. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware.

Operations of the Account commenced on January 25, 1989. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, the Fixed Separate Account, and the Managed Global Division of Separate Account D, which are not part of the Account, as elected by the Contractowners. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The Account makes available, under Golden Select Contracts, thirteen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends (commenced operations October, 1993), the Emerging Markets (commenced operations on October 4, 1993), the Market Manager (commenced operations November, 1994) the Value Equity (commenced operations January, 1995) and the Strategic Equity (commenced operations October, 1995) Divisions ('Divisions'). The assets in each Division are invested in shares of a designated series ('Series') of a mutual fund, The GCG Trust (the 'Trust'). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is a unit investment trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the amount required under state law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits. Additional assets are held in Golden American's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee. Golden American has entered into reinsurance agreements with unaffiliated reinsurers to cover substantially all the insurance risk under the Contracts. Golden American remains liable to the extent that the reinsurers do not meet their obligations under the reinsurance agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series of the Trust and are valued at the net asset value per share of the respective Series of the Trust.

Investment transactions in each Series of the Trust are recorded on the trade date. Distributions of net investment income and capital gains of each Series of the Trust are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series of the Trust are determined on the identified cost basis.

For the years ended December 31, 1995 and 1994 the cost of purchases of shares of the Trust aggregated $228,738,000 and $352,605,000, respectively and the proceeds from sales of shares of the Trust aggregated $226,848,000 and $149,774,000, respectively.

                                      B-11
--------------------------------------------------------------------------------

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet, and DVA Plus-7% Solution, respectively to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGE: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA Plus Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGE: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract processing date.

PREMIUM TAXES: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

OTHER CONTRACT CHARGES: An administrative charge of $40 per Contract year is deducted from accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is deducted on the Contract processing date at the end of the Contract processing period. This charge has been waived for certain offerings of the Contract.

DEFERRED SALES LOAD: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100 the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For other DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September 1995, a contingent sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth, and sixth years, respectively.

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American, noted above.

                                      B-12
--------------------------------------------------------------------------------

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

3. CHARGES AND FEES--(CONTINUED)
Net assets retained in the Account by Golden American are as follows:


                                                                               YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 1995  DECEMBER 31, 1994
                                                                            -----------------  -----------------
                                                                                      (AMOUNTS IN THOUSANDS)
Balance at beginning of year..............................................      $  44,008          $  37,364
Sales load advanced and additions to surrender charges....................          6,572             16,138
Premium tax advanced......................................................             76                 73
Net transfer (to) from Separate Account D, Fixed Account and Golden
  American................................................................         (1,303)               666
Amortization of deferred sales load, surrender charges and premium tax....        (13,071)           (10,233)
                                                                            -----------------  -----------------
Balance at end of year....................................................      $  36,282          $  44,008
                                                                            -----------------  -----------------
                                                                            -----------------  -----------------

4. OTHER RELATED PARTY TRANSACTIONS

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For 1995 and 1994, fees paid by Golden American to DSI aggregated $7,621,000 and $15,939,000 respectively.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES

Presented below is accumulation unit value information for units outstanding by Contract type as of December 31, 1995


                                                                                                                 TOTAL UNIT
                                       SERIES                                            UNITS      UNIT VALUE      VALUE
------------------------------------------------------------------------------------  ------------  -----------  -----------
                                                                                                                (IN THOUSANDS)
Liquid Asset
     DVA 80.........................................................................       398,563   $  13.429    $     5,352
     DVA 100........................................................................     2,096,044      13.243         27,757
     DVA Series 100.................................................................        70,999      12.921            917
     DVA Plus -- Standard...........................................................        37,887      13.029            494
     DVA Plus -- Annual Ratchet.....................................................        62,084      12.895            801
     DVA Plus -- 7% Solution........................................................        93,239      12.762          1,190
                                                                                                                 -------------
                                                                                                                       36,511
Limited Maturity Bond
     DVA 80.........................................................................       206,399      15.307          3,160
     DVA 100........................................................................     4,103,020      15.095         61,935
     DVA Series 100.................................................................        14,356      14.729            212
     DVA Plus -- Standard...........................................................        26,976      14.865            401
     DVA Plus -- Annual Ratchet.....................................................        11,834      14.711            174
     DVA Plus -- 7% Solution........................................................       136,553      14.559          1,988
                                                                                                                 -------------
                                                                                                                       67,870
Natural Resources
     DVA 80.........................................................................       249,344      15.578          3,884
     DVA 100........................................................................     1,433,795      15.362         22,026
     DVA Series 100.................................................................        19,158      14.989            287
     DVA Plus -- Standard...........................................................        24,828      15.114            375
     DVA Plus -- Annual Ratchet.....................................................         2,847      14.958             42
     DVA Plus -- 7% Solution........................................................        26,605      14.803            394
                                                                                                                 -------------
                                                                                                                       27,008
All-Growth
     DVA 80.........................................................................       260,857      14.537          3,792
     DVA 100........................................................................     5,828,945      14.335         83,560
     DVA Series 100.................................................................        46,215      13.987            647
     DVA Plus -- Standard...........................................................        21,908      14.104            309
     DVA Plus -- Annual Ratchet.....................................................        16,567      13.959            231
     DVA Plus -- 7% Solution........................................................       251,872      13.814          3,479
                                                                                                                 -------------
                                                                                                                       92,018
Real Estate
     DVA 80.........................................................................       105,134      16.428          1,727
     DVA 100........................................................................     1,965,015      16.201         31,835
     DVA Series 100.................................................................        14,556      15.808            230
     DVA Plus -- Standard...........................................................         2,716      15.940             43
     DVA Plus -- Annual Ratchet.....................................................         2,910      15.775             46
     DVA Plus -- 7% Solution........................................................        61,143      15.612            955
                                                                                                                 -------------
                                                                                                                       34,836
Fully Managed
     DVA 80.........................................................................       258,587      15.694          4,058
     DVA 100........................................................................     7,054,994      15.476        109,184
     DVA Series 100.................................................................        29,312      15.101            443
     DVA Plus -- Standard...........................................................        49,153      15.227            748
     DVA Plus -- Annual Ratchet.....................................................        13,988      15.070            211
     DVA Plus -- 7% Solution........................................................       184,364      14.914          2,750
                                                                                                                 -------------
                                                                                                                      117,394
Multiple Allocation
     DVA 80.........................................................................     1,217,849      17.235         20,989
     DVA 100........................................................................    16,134,381      16.996        274,218
     DVA Series 100.................................................................       140,336      16.584          2,327
     DVA Plus -- Standard...........................................................       104,463      16.722          1,747
     DVA Plus -- Annual Ratchet.....................................................        21,073      16.550            348
     DVA Plus -- 7% Solution........................................................       370,515      16.378          6,068
                                                                                                                 -------------
                                                                                                                      305,697

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES--(CONTINUED)


                                                                                                                   TOTAL UNIT
                                        SERIES                                            UNITS      UNIT VALUE      VALUE
 ------------------------------------------------------------------------------------  ------------  -----------  -------------
                                                                                                                  (IN THOUSANDS)
Capital Appreciation
     DVA 80.........................................................................       154,271   $  14.935    $     2,304
     DVA 100........................................................................     7,627,317      14.825        113,076
     DVA Series 100.................................................................        26,783      14.634            392
     DVA Plus -- Standard...........................................................        24,117      14.707            355
     DVA Plus -- Annual Ratchet.....................................................        16,369      14.627            239
     DVA Plus -- 7% Solution........................................................       326,610      14.548          4,752
                                                                                                                 -------------
                                                                                                                      121,118
Rising Dividends
     DVA 80.........................................................................       102,616      13.356          1,370
     DVA 100........................................................................     5,536,766      13.296         73,617
     DVA Series 100.................................................................        50,637      13.191            668
     DVA Plus -- Standard...........................................................        22,934      13.237            304
     DVA Plus -- Annual Ratchet.....................................................        36,100      13.194            476
     DVA Plus -- 7% Solution........................................................       300,820      13.151          3,956
                                                                                                                 -------------
                                                                                                                       80,391
Emerging Markets
     DVA 80.........................................................................       227,757       9.317          2,122
     DVA 100........................................................................     3,533,661       9.275         32,775
     DVA Series 100.................................................................        30,591       9.202            281
     DVA Plus -- Standard...........................................................        15,670       9.234            145
     DVA Plus -- Annual Ratchet.....................................................        12,465       9.204            115
     DVA Plus -- 7% Solution........................................................       160,820       9.174          1,475
                                                                                                                 -------------
                                                                                                                       36,913
Market Manager
     DVA 100........................................................................       480,472      12.386          5,951

Value Equity
     DVA 80.........................................................................       202,148      13.417          2,712
     DVA 100........................................................................     1,676,442      13.391         22,449
     DVA Series 100.................................................................        10,226      13.345            136
     DVA Plus -- Standard...........................................................        34,272      13.374            458
     DVA Plus -- Annual Ratchet.....................................................        23,394      13.356            313
     DVA Plus -- 7% Solution........................................................       179,453      13.339          2,394
                                                                                                                 -------------
                                                                                                                       28,462
Strategic Equity
     DVA 80.........................................................................       137,215      10.013          1,374
     DVA 100........................................................................       362,606      10.009          3,629
     DVA Series 100.................................................................        26,760       9.999            267
     DVA Plus -- Standard...........................................................        76,095      10.014            762
     DVA Plus -- Annual Ratchet.....................................................        47,478      10.011            475
     DVA Plus -- 7% Solution........................................................       152,633      10.009          1,528
                                                                                                                 -------------
                                                                                                                        8,035
                                                                                                                 -------------
       Total........................................................................                              $   962,204
                                                                                                                 -------------
                                                                                                                 -------------

   [GOLDEN AMERICAN LIFE INSURANCE LOGO ]

                                 ANNUAL REPORT

                               ------------------

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

Golden American Life Insurance Company
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Contractholder:

I am pleased to provide you with the 1995 Annual Report for The Managed Global Account of Separate Account D. This portfolio invests in a wide range of equity, debt securities and money market instruments worldwide. It has been managed by Warburg, Pincus Counsellors, Inc. since July, 1994 and seeks high total investment returns consistent with prudent regard for capital preservation.

Included in the Annual Report is a report of Warburg, Pincus Counsellors, Inc. Warburg, Pincus' comments reflect their views as of the date written, and are subject to change at any time.

If you have any questions or would like additional information, please call Golden American customer service: 1-800-366-0066. We would be pleased to assist you.

Thank you for your continued support of GoldenSelect products. We look forward to serving you in 1996 and beyond.

Sincerely.

/s/ Terry L. Kendall

Terry L. Kendall
President

MANAGED GLOBAL ACCOUNT

The objective of the GoldenSelect Managed Global Account of Separate Account D is long-term capital appreciation and international diversification.

The year saw fairly wide divergences in performance among foreign markets. Most European exchanges recorded solid gains, while many of the emerging markets, particularly in Asia, suffered losses. Japan, after falling sharply in the year's first six months, staged a powerful recovery at midyear and finished the year even.

Japan remains the Account's largest commitment to a single country, at 32% of the portfolio. The Portfolio Manager is encouraged by developments in the Japanese economy, and is equally optimistic about the stock market's prospects in 1996.

Emerging markets, collectively, suffered in 1995, and as a result valuations are now lower than they have been in several years. The Portfolio Manager sees many attractive opportunities in emerging markets as 1996 begins, particularly in Asia, which represents the major focus of the Account's emerging-market exposure.

As 1996 begins, the Portfolio Manager's outlook on international equity markets is, in general, positive, and believes that the Account is well-positioned with regard to its regional and country allocations and its specific holdings.

                                          WARBURG, PINCUS COUNSELLORS, INC.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995:

1. Banco De Santander S.A., ADR...................................................       4.0%
2. Canon Inc......................................................................       3.7%
3. East Japan Railway Company.....................................................       3.1%
4. Nippon Telegraph & Telephone Corporation.......................................       3.0%
5. VA Technologie AG..............................................................       3.0%

ASSET DISTRIBUTION BY COUNTRY

The following table replaces a pie chart showing asset distribution by country as a precentage of total investments.

                    Other............................... 36.4%
                    Argentina...........................  4.0%
                    Spain...............................  4.0%
                    Hong Kong...........................  4.1%
                    New Zealand.........................  6.0%
                    France..............................  6.1%
                    Great Britain.......................  7.4%
                    Japan............................... 32.0%

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

ASSETS
  Investments, at value (Cost $67,478,262) (Notes 1 and 3)...........................................................  $  70,981,052
  Cash...............................................................................................................         78,896
  Receivables:
     Investment securities sold......................................................................................      1,336,669
     Dividends and interest..........................................................................................         99,399
     Premium payments and reallocations..............................................................................         20,839
  Net unrealized appreciation of forward foreign currency exchange contracts.........................................        351,688
  Prepaid expenses and other assets..................................................................................          9,271
                                                                                                                       -------------
     Total Assets....................................................................................................     72,877,814

LIABILITIES
  Payables:
     Investment securities purchased.................................................................................        334,419
     Surrenders, withdrawals and reallocations.......................................................................         58,577
     Golden American for contract related expenses (Note 2)..........................................................         43,558
  Accrued management and organization fees (Note 2)..................................................................          1,684
  Accrued expenses...................................................................................................         64,469
                                                                                                                       -------------
     Total Liabilities...............................................................................................        502,707
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

NET ASSETS
  For variable annuity contracts.....................................................................................  $  69,499,713
  Retained in The Managed Global Account of Separate Account D by Golden American (Note 2)...........................      2,875,394
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $3,203)..............................................................  $     92,139
  Dividends (net of foreign withholding taxes of $149,639)...........................................................     1,207,385
                                                                                                                        ------------
     Total Investment Income.........................................................................................     1,299,524
                                                                                                                        ------------

EXPENSES:
  Mortality and expense risk and asset based administrative charges (Note 2).........................................       739,881
  Management and advisory fees (Note 2)..............................................................................       734,700
  Custodian fees (Note 2)............................................................................................       111,693
  Accounting fees....................................................................................................        51,766
  Auditing fees......................................................................................................        23,639
  Printing and mailing...............................................................................................        14,268
  Board of governors' fees and expenses (Note 2).....................................................................         5,987
  Legal fees.........................................................................................................         3,818
  Other..............................................................................................................        40,556
                                                                                                                        ------------
     Total Expenses..................................................................................................     1,726,308
  Less amounts paid by the investment manager pursuant to expense limitation agreement (Note 2)......................       (63,386)
                                                                                                                        ------------
     Net Expenses....................................................................................................     1,662,922
                                                                                                                        ------------
NET INVESTMENT LOSS..................................................................................................      (363,398)
                                                                                                                        ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
     Security transactions...........................................................................................    (6,119,111)
     Forward foreign currency exchange contracts.....................................................................     1,952,175
     Foreign currency transactions...................................................................................        (4,990)
  Net change in unrealized appreciation of:
     Securities......................................................................................................     7,765,310
     Forward foreign currency exchange contracts.....................................................................       351,688
     Other assets and liabilities denominated in foreign currencies..................................................         3,323
                                                                                                                        ------------
  Net realized and unrealized gain on investments....................................................................     3,948,395
                                                                                                                        ------------
     Net increase in net assets resulting from operations............................................................  $  3,584,997
                                                                                                                        ------------
                                                                                                                        ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                                                                                                        YEAR ENDED     YEAR ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                                           1995           1994
                                                                                                       -------------  -------------

INCREASE/(DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment loss................................................................................  $    (363,398) $    (259,767)
  Net realized loss on securities, forward foreign currency exchange contracts and foreign currency
     transactions....................................................................................     (4,171,926)    (1,363,558)
  Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange
     contracts and other assets and liabilities denominated in foreign currencies....................      8,120,321    (11,511,952)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from operations....................................      3,584,997    (13,135,277)
                                                                                                       -------------  -------------

CONTRACT RELATED TRANSACTIONS:
  Premiums...........................................................................................      6,235,725     22,680,207
  Benefits, surrenders and other withdrawals.........................................................     (9,881,861)    (8,496,158)
  Net transfers (to) from Separate Account B, Fixed Account and Golden American......................    (12,563,025)    (2,244,552)
  Contract related charges and fees (Note 2).........................................................     (1,209,284)    (1,073,158)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from contract related transactions.................    (17,418,445)    10,866,339
                                                                                                       -------------  -------------
  Net decrease in net assets.........................................................................    (13,833,448)    (2,268,938)

NET ASSETS:
  Beginning of year..................................................................................     86,208,555     88,477,493
                                                                                                       -------------  -------------
  End of year........................................................................................  $  72,375,107  $  86,208,555
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS


                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 100.

                                                                               YEAR        YEAR        YEAR       PERIOD
                                                                               ENDED       ENDED       ENDED       ENDED
                                                                             12/31/95   12/31/94**   12/31/93    12/31/92*
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, beginning of year.................................  $   9.091   $  10.518   $  10.008   $  10.000
                                                                             ---------  -----------  ---------  -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) #.............................................     (0.044)     (0.030)     (0.046)      0.022
Net realized and unrealized gain/(loss) on investments.....................      0.612      (1.397)      0.556      (0.014)
                                                                             ---------  -----------  ---------  -----------
Total from investment operations...........................................      0.568      (1.427)      0.510       0.008
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, end of year.......................................  $   9.659   $   9.091   $  10.518   $  10.008
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
Total return...............................................................       6.25%     (13.57)%      5.10%       0.08%++
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................  $  68,283    $  83,702  $  85,702    $  38,699
Ratio of operating expenses to average net assets..........................       2.27%        2.31%      2.68%        2.46%+
Decrease reflected in above expense ratio due to expense limitations.......       0.08%        0.09%      0.03%          --
Ratio of net investment income/(loss) to average net assets................     (0.50)%       (0.31)%    (0.44)%       1.78%+

------------------
 * These units were available for sale on October 21, 1992.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 80.

                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.130    $  10.541   $  10.420
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.027)      (0.011)     (0.005)
Net realized and unrealized gain/(loss) on investments.....................................       0.617       (1.400)      0.126
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.590       (1.411)      0.121
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.720    $   9.130   $  10.541
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        6.46%      (13.39)%      1.16%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $   1,047    $   1,877   $   2,087
Ratio of operating expenses to average net assets..........................................        2.07%        2.11%       2.48%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.30)%      (0.11)%     (0.24)%+

------------------
 * These units were available for sale on October 14, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


 FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA SERIES 100.


                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.027    $  10.481   $  10.536
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.076)      (0.066)     (0.036)
Net realized and unrealized gain/(loss) on investments.....................................       0.607       (1.388)     (0.019)
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.531       (1.454)     (0.055)
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.558    $   9.027   $  10.481
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        5.87%      (13.87)%     (0.52)%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $     545    $     630   $     688
Ratio of operating expenses to average net assets..........................................        2.62%        2.66%       3.02%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.85)%      (0.66)%     (0.79)%+

------------------
 * These units were available for sale on April 27, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

          FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                  DVA PLUS-      DVA PLUS-       DVA PLUS-
                                                                                  STANDARD    ANNUAL RATCHET    7% SOLUTION
                                                                                 -----------  ---------------  -------------
                                                                                   PERIOD         PERIOD          PERIOD
                                                                                    ENDED          ENDED           ENDED
                                                                                  12/31/95*      12/31/95*       12/31/95*
                                                                                 -----------  ---------------  -------------
Accumulation unit value, beginning of period...................................   $   9.323      $   9.282       $   9.240
                                                                                 -----------  ---------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss #..........................................................      (0.013)        (0.013)         (0.013)
Net realized and unrealized gain on investments................................       0.266          0.262           0.259
                                                                                 -----------  ---------------  -------------
Total from investment operations...............................................       0.253          0.249           0.246
                                                                                 -----------  ---------------  -------------
Accumulation unit value, end of period.........................................   $   9.576      $   9.531       $   9.486
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
Total return...................................................................        2.71%++        2.69%++         2.66%++
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................   $     256      $     262       $   1,982
Ratio of operating expenses to average net assets..............................        2.40%+         2.55%+          2.60%+
Decrease reflected in above expense ratio due to expense limitations...........        0.08%+         0.08%+          0.08%+
Ratio of net investment loss to average net assets.............................       (0.63)%+       (0.78)%+        (0.83)%+

------------------
*  These units were available for sale on October 2, 1995.
+  Annualized
++ Non-annualized
# Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS
                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- 93.7%
  ARGENTINA -- 3.9%
         2,318  Banco de Galicia Y Buenos Aires
                  S.A.............................  $    47,809
        21,045  Banco Frances del Rio de la Plata
                  S.A.............................      186,220
        19,320  Banco Frances del Rio de la Plata
                  S.A., ADR.......................      519,225
        61,900  Capex S.A., Class A, GDR**........      897,550
        25,600  Telefonica de Argentina S.A.,
                  ADR.............................      697,600
        21,800  Y.P.F. S.A........................      471,425
                                                    -----------
                                                      2,819,829
                                                    -----------
AUSTRALIA -- 2.6%
        71,312  BTR Ltd. Class A..................      348,227
        51,375  Niugini Mining Ltd.+..............       98,898
       274,500  Pasminco Ltd.+....................      336,637
       212,900  Woodside Petroleum Ltd............    1,088,677
                                                    -----------
                                                      1,872,439
                                                    -----------
AUSTRIA -- 3.0%
        17,000  VA Technologie AG+................    2,159,051
                                                    -----------
BRAZIL -- 0.4%
         9,000  Panamerican Beverages Inc., Class
                  A...............................      288,000
                                                    -----------
CHINA -- 0.4%
        15,000  Jilan Chemical, ADR...............      322,500
                                                    -----------
DENMARK -- 0.3%
        11,100  International Service Systems AS,
                  Class B.........................      249,865
                                                    -----------
FINLAND -- 1.1%
        15,650  Metsa-Serla, Class B..............      482,070
           500  Metra AB, Class B.................       20,688
        11,600  Valmet, Class A...................      287,987
                                                    -----------
                                                        790,745
                                                    -----------
FRANCE -- 6.0%
         9,507  Bouygues..........................      956,907
         4,000  Cetelem...........................      750,145
        47,300  Largardere Groupe.................      868,598
         8,351  Scor S.A..........................      260,703
        19,671  Total S.A., Class B...............    1,326,518
         4,597  Total S.A., ADS...................      156,298
                                                    -----------
                                                      4,319,169
                                                    -----------
GERMANY -- 2.9%
        12,400  Adidas AG.........................      656,318
        11,500  Adidas AG, ADR**..................      302,158
         3,400  Deutsche Bank AG..................      161,156
        13,000  SGL Carbon AG.....................    1,006,276
                                                    -----------
                                                      2,125,908
                                                    -----------
GREAT BRITAIN -- 7.2%
       173,956  British Airport Authority Ord.....    1,310,242
        11,600  Cookson Group PLC.................       55,125
        50,000  Govett & Company Ltd., Ord. PLC...      180,148
        64,000  Grand Metropolitan PLC Ord........      460,682
       156,223  Prudential Corporation PLC........    1,005,637
        31,232  Reckitt & Colman PLC Ord..........      345,589
       630,000  Singer & Friedlander Group PLC....    1,061,553
       295,400  Takare PLC........................      825,761
                                                    -----------
                                                      5,244,737
                                                    -----------

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
HONG KONG -- 4.1%
       359,000  Citic Pacific Ltd.................  $ 1,228,005
        48,737  HSBC Holdings Ltd.................      737,437
       141,201  Jardine Matheson Holdings Ltd.....      967,227
                                                    -----------
                                                      2,932,669
                                                    -----------
INDIA -- 3.1%
        33,000  Hindalco Industries Ltd., GDR**...    1,126,290
        41,400  India Fund (The) Inc..............      367,425
        51,200  Reliance Industries Ltd., GDS.....      716,800
                                                    -----------
                                                      2,210,515
                                                    -----------
INDONESIA -- 2.3%
        34,500  Bank International Indonesia
                  (Foreign).......................      114,296
        99,000  PT Mulia Industrindo Ord.
                  (Foreign).......................      279,270
        79,500  PT Semen Gresik (Foreign).........      222,523
        10,500  PT Telekomunikas, ADR.............      265,125
       410,000  PT Telekomunikas (Foreign)........      537,940
        19,800  PT Tri Polyta Indonesia, ADR......      272,250
                                                    -----------
                                                      1,691,404
                                                    -----------
ISRAEL -- 1.8%
        75,000  Ampal American Israel Corporation,
                  Class A.........................      393,750
        38,500  ECI Telecom, Ltd..................      878,281
                                                    -----------
                                                      1,272,031
                                                    -----------
JAPAN -- 29.5%
       149,000  Canon Inc.........................    2,698,596
        22,000  Circle K Japan Company Ltd........      969,491
           170  DDI Corporation...................    1,317,191
           458  East Japan Railway Company........    2,226,789
        89,000  Hitachi Ltd.......................      896,465
         2,500  Keyence Corporation...............      288,136
        75,000  Kirin Beverage Corporation........    1,009,685
         5,000  Kyocera Corporation...............      371,429
        11,000  Murata Manufacturing Company
                  Ltd.............................      404,843
        94,000  NEC Corporation...................    1,147,119
        27,000  Nippon Communication Systems
                  Corporation.....................      285,036
           267  Nippon Telegraph & Telephone
                  Corporation.....................    2,161,215
            54  NTT Data Communication Systems
                  Corporation.....................    1,814,818
        40,800  Orix Corporation..................    1,679,419
         6,000  Rohm Company......................      338,789
        20,000  Sony Corporation..................    1,199,031
        33,000  TDK Corporation...................    1,684,358
         3,000  UNY Company.......................       56,368
        21,600  York-Benimaru Company Ltd.........      826,344
                                                    -----------
                                                     21,375,122
                                                    -----------
  KOREA -- 2.5%
         6,600  Mando Machinery Corporation,
                  GDR.............................      173,250
        40,300  Mando Machinery Corporation,
                  GDR**...........................    1,057,875
         5,800  Samsung Electric, GDR.............      559,700
                                                    -----------
                                                      1,790,825
                                                    -----------
  MALAYSIA -- 0.4%
        75,000  Westmont BHD......................      259,873
                                                    -----------
  MEXICO -- 0.4%
        93,000  Gruma S.A., Series B..............      261,581
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- (CONTINUED)
  NEW ZEALAND -- 5.9%
     1,313,354  Brierley Investments Ltd..........  $ 1,038,912
       266,300  Fletcher Challenge Ltd............      614,550
       502,522  Fletcher Challenge (Forest
                  Division) Ltd...................      716,182
       538,800  Lion Nathan Ltd...................    1,285,678
        30,000  Sky City Ltd......................      622,697
                                                    -----------
                                                      4,278,019
                                                    -----------
  NORWAY -- 1.0%
        17,100  Norsk Hydro, ADR..................      716,063
                                                    -----------
  PAKISTAN -- 0.3%
       241,000  Pakistan Telecommunications
                  Corporation.....................      216,589
                                                    -----------
  SINGAPORE -- 2.5%
         9,000  D.B.S. Land Ltd...................       30,414
       119,000  Development Bank of Singapore
                  Ltd.............................    1,480,665
       464,000  I.P.C. Corporation................      308,349
                                                    -----------
                                                      1,819,428
                                                    -----------
  SPAIN -- 4.0%
        58,100  Banco de Santander S.A., ADR......    2,861,425
                                                    -----------
  SWEDEN -- 3.0%
         8,100  Asea AB, Class B..................      787,983
        35,200  Astra AB, Class B.................    1,394,112
                                                    -----------
                                                      2,182,095
                                                    -----------
  SWITZERLAND -- 1.5%
           615  Brown Boveri & Cie AG, Class A....      714,744
           200  Ciba-Geigy AG.....................      175,195
           150  Danza Holding AG..................      163,920
                                                    -----------
                                                      1,053,859
                                                    -----------
  TAIWAN -- 2.5%
     1,680,000  GP Taiwan Index Fund..............    1,325,268
        75,511  Tuntex Distinct Corporation,
                  GDS **..........................      509,701
                                                    -----------
                                                      1,834,969
                                                    -----------
  THAILAND -- 1.1%
       146,800  Industrial Finance Corporation of
                  Thailand (Foreign)..............      498,269
        81,400  Thai Military Bank Public Company
                  Ltd. (Foreign)..................      329,607
                                                    -----------
                                                        827,876
                                                    -----------
                Total Common Stocks
                  (Cost $64,252,583)..............   67,776,586
                                                    -----------
WARRANTS -- 0.0%# COST ($20,647)
  SWITZERLAND -- 0.0%#
           600  Danza Holding AG, Expires
                  08/02/1996......................        2,667
                                                    -----------


  PRINCIPAL                                            VALUE
    AMOUNT                                           (NOTE 1)
--------------                                      -----------
CONVERTIBLE CORPORATE BONDS -- 3.8%
  JAPAN -- 1.8%
           JPY  Matasushita Electric Works Ltd.,
   111,000,000    2.700% due 05/31/2002...........  $ 1,313,724
                                                    -----------
  TAIWAN -- 2.0%
    $1,070,000  President Enterprises Corporation,
                  Zero coupon due 07/22/2001......    1,358,900
        70,000  Yang Ming Marine Transport
                  Corporation,
                  2.000% due 10/06/2001...........       77,175
                                                    -----------
                                                      1,436,075
                                                    -----------
                Total Convertible Corporate Bonds
                  (Cost $2,753,032)...............    2,749,799
                                                    -----------
REPURCHASE AGREEMENT -- 0.6% Cost ($452,000)
       452,000  Agreement with PNC Securities
                  Corporation, 5.600% dated
                  12/29/1995 to be repurchased at
                  $452,281 on 01/02/1996,
                  collateralized by $445,000 U.S.
                  Treasury Notes, 5.750% due
                  09/30/1997 (value $455,324).....      452,000
                                                    -----------

                                                          VALUE
             PRINCIPAL AMOUNT                           (NOTE 1)
------------------------------------------             -----------
TOTAL INVESTMENTS (COST $67,478,262)
  (NOTES 1 AND 3)..........                      98.1%  70,981,052
OTHER ASSETS AND LIABILITIES (NET)........        1.9    1,394,055
                                            ---------  -----------
NET ASSETS................................      100.0% $72,375,107
                                            ---------  -----------
                                            ---------  -----------

----------------------
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
 # Amount is less than 0.1%.

GLOSSARY OF TERMS
                      American Depositary
ADR        --         Receipt.
                      American Depositary
ADS        --         Share.
                      Global Depositary
GDR        --         Receipt.
GDS        --         Global Depositary Share.
JPY        --         Japanese Yen.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

DECEMBER 31, 1995, INDUSTRY CLASSIFICATION OF THE FUND WAS AS FOLLOWS
(UNAUDITED):

                                         % OF NET        VALUE
       INDUSTRY CLASSIFICATION            ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
LONG TERM INVESTMENTS:
Electric Machinery
  Equipment/Electronics..............          9.6%     $6,970,456
Telecommunications...................          8.4       6,073,941
Investment Companies.................          8.0       5,795,435
Banking/Financials...................          7.7       5,539,247
Financial Services...................          7.5       5,461,877
Durable Goods -- Consumer............          5.5       3,999,903
Transportation.......................          5.2       3,778,127
Oil/Gas Extraction...................          5.2       3,758,981
Computer Software....................          2.5       1,814,818
Forest Products/Paper................          2.5       1,812,802
Industrial...........................          2.4       1,707,127
Technology...........................          2.3       1,684,358
Pharmaceuticals......................          2.2       1,569,307
Metal/Metal Products.................          2.2       1,561,824
Chemicals/Allied Products............          1.8       1,311,550
Beverages............................          1.8       1,297,685
Brewery..............................          1.8       1,285,678
Insurance............................          1.8       1,266,339
Automobile Parts.....................          1.7       1,231,125
Industrial/Commercial Machinery......          1.7       1,199,031
Engineering/Construction.............          1.6       1,179,431
Metals -- Diversified................          1.4       1,006,276
Convenience Stores...................          1.3         969,492
Shoes/Leather........................          1.3         958,476
Energy...............................          1.2         897,550
Retail -- Grocery....................          1.2         882,712
Health Care Services.................          1.1         825,761
Food/Kindred Products................          1.0         722,263
Electronics -- Semiconductor.........          1.0         710,218
Entertainment........................          0.9         622,697
Textiles.............................          0.7         509,701
Nondurable Goods -- Consumer.........          0.5         345,589
Computer Industry....................          0.4         308,349
Communication........................          0.4         285,036

                                         % OF NET        VALUE
 INDUSTRY CLASSIFICATION (CONTINUED)      ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
Capital Goods........................          0.4%       $279,270
Business Services....................          0.4         249,865
Other................................          0.9         656,755
                                             -----    ------------
TOTAL LONG TERM INVESTMENTS..........         97.5      70,529,052
REPURCHASE AGREEMENT.................          0.6         452,000
                                             -----    ------------
TOTAL INVESTMENTS....................         98.1      70,981,052
OTHER ASSETS AND LIABILITIES (NET)...          1.9       1,394,055
                                             -----    ------------
NET ASSETS...........................        100.0%    $72,375,107
                                             -----
                                             -----    ------------
                                                      ------------

                                  SCHEDULE OF
                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
       CONTRACTS TO DELIVER
----------------------------------     IN
                                    EXCHANGE                 UNREALIZED
EXPIRATION          LOCAL           FOR U.S.    VALUE IN    APPRECIATION/
   DATE            CURRENCY             $        U.S. $     (DEPRECIATION)
----------  ----------------------  ---------  -----------  -------------
03/21/1996  JPY        302,112,500  2,999,915   2,961,061     $  38,854
03/21/1996  JPY        958,387,500  9,514,420   9,393,333       121,087
03/21/1996  FRF         19,600,000  4,000,000   4,004,659        (4,659)
06/17/1996  JPY        282,690,000  3,000,000   2,803,594       196,406
                                                            -------------
Net Unrealized Appreciation of Forward Foreign Currency
  Exchange Contracts......................................    $ 351,688
                                                            -------------
                                                            -------------

GLOSSARY OF TERMS
FRF          --         French Franc
JPY        --           Japanese Yen

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managed Global Account of Separate Account D (the 'Account') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company and meets the definition of a separate account under federal securities laws. The Account was established on April 18, 1990, by Golden American Life Insurance Company ('Golden American'), to support the operations of variable annuity contracts ('Contracts'). Golden American, a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect subsidiary of Bankers Trust Company ('Bankers Trust'), is a stock life insurance company organized under the laws of the state of Delaware. Golden American is primarily engaged in the issuance of variable insurance products and is authorized to do business in the District of Columbia and in all states except New York.

Operations on the Account commenced on October 21, 1992. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to the Account at the direction of contractholders. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the reserves and other contract liabilities with respect to the Account. Golden American has entered into a reinsurance agreement with an affiliated reinsurer to cover insurance risks under the Contracts. Golden American remains liable to the extent that the reinsurer does not meet its obligations under the reinsurance agreement.

The preparation of financial statements in accordance with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Short-term debt securities are valued at their amortized cost which approximates fair value. Amortized cost involves valuing a portfolio security instrument at its cost, initially, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Governors.

(B) DERIVATIVE FINANCIAL INSTRUMENTS: The Account may engage in various portfolio strategies, as described below, to seek to manage its exposure to equity markets and to manage fluctuations in foreign currency rates. Forward foreign currency exchange contracts to buy, writing puts and buying calls tend to increase the Account's exposure to the underlying market or currency. Forward foreign currency exchange contracts to sell, buying puts and writing calls tend to decrease the Account's exposure to the underlying market or currency. In some instances, investments in derivative financial instruments may involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Losses may arise under these contracts due to the existence of an illiquid secondary market for the contracts, or if the counterparty does not perform under the contract. An additional primary risk associated with the use of certain of these contracts may be caused by an imperfect correlation between movements in the price of the derivative financial instruments and the price of the underlying securities, indices or currency.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Account may enter into forward foreign currency exchange contracts. The Account will enter in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
rates. Forward foreign currency exchange contracts are valued at the applicable forward rate, and are marked to market daily. The change in market value is recorded by the Account as an unrealized gain or loss. When a contract is closed, the Account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Open contracts at December 31, 1995 and their related unrealized appreciation (depreciation) are set forth in the Schedule of Forward Foreign Currency Exchange Contracts which accompanies the Portfolio of Investments. Realized and unrealized gain/(loss) arriving from forward foreign currency exchange contracts are included in net realized and unrealized gain/(loss) on forward foreign currency exchange contracts.

OPTIONS: The Account may engage in option transactions. When the Account writes an option, an amount equal to the premium received by the Account is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market on a daily basis to reflect the current value of the option written.

When a security is sold through an exercise of an option, the related premium received (or paid) is deducted from (or added to) the basis of the security sold. When an option expires (or the Account enters into a closing transaction), the Account realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the premium paid or received). The Account did not write options during the year ended December 31, 1995. Realized gains arising from purchased options are included in the net realized gain/(loss) on security transactions.

(C) FOREIGN CURRENCY: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Account does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Account's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

(D) REPURCHASE AGREEMENTS: The Account may enter into repurchase agreements in accordance with guidelines approved by the Board of Governors of the Account. The Account bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Account is delayed or prevented from exercising its rights to dispose of the underlying securities received as collateral including the risk of a possible decline in the value of the underlying securities during the period while the Account seeks to exercise its rights. The Account takes possession of the collateral and reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks. The market value of the underlying securities received as collateral must be at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Account has the right to use the underlying securities to offset the loss.

(E) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on the identified cost basis which is the same basis used for federal income tax purposes.

(F) FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of Golden American.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

OPERATING EXPENSES: Directed Services, Inc. ('DSI'), a wholly owned subsidiary of BTV, serves as Manager to the Account pursuant to a Management Agreement. Under the Management Agreement, DSI has overall responsibility, subject to the supervision of the Board of Governors, for administrating all operations of the Account and for monitoring and evaluating the management of the assets of the Account by the Portfolio Manager. In consideration for these services, the Account pays DSI a management fee based upon the following annual percentage of the Account's average daily net assets: 0.40% of the first $500 million and 0.30% of the amount over $500 million. Warburg, Pincus Counsellors, Inc. ('Warburg') serves as the Portfolio Manager of the Account and in that capacity provides investment advisory services for the Account including asset allocation and security selection. In consideration for these services, Warburg is paid an advisory fee by the Account, payable monthly, based on the average daily net assets of the Account at an annual rate of 0.60% of the first $500 million and 0.50% on the excess thereof. For the year ended December 31, 1995, the Account incurred management and advisory fees of $293,930 and $440,770, respectively.

The Account bears the expenses of its investment management operations, including expenses associated with custody of securities, portfolio accounting, the Board of Governors, legal and auditing services, registration fees and other related operating expenses. Bankers Trust is the custodian of the assets in the Account. For the year ended December 31, 1995, the Account incurred $111,693 for custodian fees. In addition, the Account reimburses Golden American for certain organization expenses (See Note 4). At December 31, 1995, a total of $1,684 was payable to DSI and Golden American for management and reimbursement of organization expenses.

Certain officers and governors of the Account are also officers and/or directors of the Manager, Golden American, BTV and Bankers Trust.

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of 0.80%, 0.90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks. Golden American did not deduct mortality and expense risk charges and asset based administrative charges from the DVA Plus Contract assets until November 1995, upon which it received exemptive relief from the Securities and Exchange Commission.

ASSET BASED ADMINISTRATIVE CHARGE: To compensate Golden American for the administrative expenses under the Contracts, a daily charge at an annual rate of 0.10% is deducted from assets attributable to the DVA 100 and DVA Series 100 Contracts. A daily charge of 0.15% is deducted from the assets attributable to DVA Plus Contracts.

OTHER CONTRACT CHARGES: An administrative fee of $40 per Contract year is deducted from the accumulation value of certain DVA 80 and DVA 100 Contracts. Under DVA Plus Contracts issued subsequent to September of 1995, an excess allocation charge of $25 per allocation may be imposed by Golden American after the twelfth allocation change in a contract year. Under DVA 80, DVA 100 and DVA Series 100 Contracts ('Previous Contracts'), a partial withdrawal charge of the lower of 2% of the withdrawal or $25 is deducted from the accumulation for each additional partial withdrawal in a Contract year. In addition, under the Previous Contracts, there is an excess allocation charge of $25 for each allocation change between divisions in excess of the five free changes allowed per contract year.

DEFERRED SALES LOAD: Under contracts offered prior to October of 1995, a sales load of up to 6.50% was applicable to each premium payment for sales related expenses as specified in the Contracts. For DVA Series 100 Contracts, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. For the year ended December 31, 1995, contract sales loads of $1,124,480 initially advanced by Golden American to the Account were deducted from contractowners' accumulation value. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September of 1995, a contingent deferred sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% of the premium payment during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth and sixth complete years, respectively. For the year ended December 31, 1995, Golden American collected Surrender Charges in the amount of $15.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American reduced to conform with the Commissioner's Annuity Reserve Valuation Methodology ('CARVM') noted above.

Net Assets Retained in the Account by Golden American are as follows:

                                                                                             YEAR          YEAR
                                                                                            ENDED         ENDED
                                                                                           12/31/95      12/31/94
                                                                                         ------------  ------------
Balance at beginning of year...........................................................  $  4,533,964  $  4,668,658
Sales load advanced and additions to surrender charges.................................       379,811     1,338,526
Premium tax advanced...................................................................         2,628         6,823
Net transfer (to) from Separate Account B, Fixed Account and Golden American...........      (899,808)     (427,829)
Amortization of deferred sales load, surrender charges and premium tax.................    (1,141,201)   (1,052,214)
                                                                                         ------------  ------------
                                                                                         $  2,875,394  $  4,533,964
                                                                                         ------------  ------------
                                                                                         ------------  ------------

PREMIUM TAXES: Premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums. Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from the accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states, Golden American advances the amount of the charge for premium taxes to Contractowners and then deducts it from the accumulation value in equal installments on each contract processing date over a six year period. Golden American is currently waiving the deduction of the applicable installments of the charge for premium taxes previously advanced by Golden American to Contractowners. Golden American reserves the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commencement date or upon surrender of the Contract.

EXPENSE LIMITATION: The Account and DSI entered into an agreement to limit the ordinary operating expenses of the Account, excluding, among other things, mortality and expense risk charges, asset based administrative charges, interest expense, and other contractual charges, through December 31, 1995, so that such expenses do not exceed on an annual basis 1.25% of the first $500 million of the average daily net assets and 1.05% of the excess over $500 million. For the year ended December 31, 1995, $63,386 was reimbursed by DSI to the Account pursuant to this limitation. Such agreement existed under the same terms for the year ended December 31, 1994.

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For the years ended December 31, 1995 and December 31, 1994, fees paid by Golden American to DSI in connection with sales of the contracts aggregated approximately $446,000 and $1,343,000, respectively.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995, were $30,992,571 and $4,817,671, respectively.

At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,320,461 and $4,817,671, respectively.

For the year ended December 31, 1995, the portfolio turnover rate was 44%.

4. ORGANIZATION COSTS

The initial organizational expenses of the Account of approximately $150,000 were paid by Golden American. The Account reimburses Golden American monthly for such expenses ratably over a period of sixty months from the date of the Account's commencement of operations. At December 31, 1995, the unamortized balance of such expenses was $75,090. It is Golden American's intention not to seek reimbursement for any unpaid amounts should the account cease operations.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

5. INCREASE/(DECREASE) IN ACCUMULATION UNITS

                                                                                            FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                         --------------------------
                                                                                             1995          1994
                                                                                         ------------  ------------
DVA 100
  Units purchased......................................................................       409,418     2,267,150
  Units redeemed.......................................................................    (2,561,328)   (1,161,000)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................    (2,151,910)    1,106,150
Units at the beginning of the period...................................................     9,225,615     8,119,465
                                                                                         ------------  ------------
Units at the end of the period.........................................................     7,073,705     9,225,615
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA 80
  Units purchased......................................................................        66,593       154,827
  Units redeemed.......................................................................      (164,429)     (147,275)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (97,836)        7,552
Units at the beginning of the period...................................................       205,564       198,012
                                                                                         ------------  ------------
Units at the end of the period.........................................................       107,728       205,564
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA Series 100
  Units purchased......................................................................        27,026        55,550
  Units redeemed.......................................................................       (39,838)      (51,428)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (12,812)        4,124
Units at the beginning of the period...................................................        69,795        65,671
                                                                                         ------------  ------------
Units at the end of the period.........................................................        56,983        69,795
                                                                                         ------------  ------------
                                                                                         ------------  ------------

                                                                                            PERIOD
                                                                                            ENDED
                                                                                          12/31/95*
                                                                                         ------------
DVA Plus -- Standard
  Units purchased......................................................................        43,964
  Units redeemed.......................................................................       (17,239)
                                                                                         ------------
       Net Increase....................................................................        26,725
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        26,725
                                                                                         ------------
                                                                                         ------------
DVA Plus -- Annual Ratchet
  Units purchased......................................................................        29,267
  Units redeemed.......................................................................        (1,811)
                                                                                         ------------
       Net Increase....................................................................        27,456
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        27,456
                                                                                         ------------
                                                                                         ------------
DVA Plus -- 7% Solution
  Units purchased......................................................................       209,355
  Units redeemed.......................................................................          (345)
                                                                                         ------------
       Net Increase....................................................................       209,010
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................       209,010
                                                                                         ------------
                                                                                         ------------

------------------
* The DVA Plus -- Standard, Annual Ratchet and 7% Solution units were offered for sale commencing October 2, 1995.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

6. SUBSEQUENT EVENT

On August 13, 1996, under the terms of a stock purchase agreement, Equitable of Iowa Companies acquired all of the interest in BTV from Whitewood Properties Corp., a subsidiary of Bankers Trust Company. DSI and Golden American are wholly owned subsidiaries of BTV.

In addition at a special meeting held on August 8, 1996, the contractholders approved the reorganization of the Account from a separate account of Golden American register as a management investment company toa newly created division (the "Division") of Separate Account B, an existing separate account of Golden American which is registered as a unit investment trust. On the date of reorganization, which is anticipated to be September 3, 1996, the Account will transfer all of its assets to the Division. The Division will simultaneously exchange these assets to the Managed Global Series of the The GCG Trust in consideration for shares of the Series. The Managed Global Series is a newly created Series of The GCG Trust. Ths GCG Trust is and existing open-end management investment company registered under the Investment Company Act of 1940.

If this reorganization, described above, had taken place on December 31, 1995, the unit values and net assets of the Division would have been the same as reflected in the Account's financial statements contained herein.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners and Board of Governors
The Managed Global Account of Separate Account D

     We have audited the accompanying statement of assets and liabilities of The Managed Global Account of Separate Account D, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of December 31, 1995 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Managed Global Account of Separate Account D at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                              /s/ ERNST & YOUNG LLP


New York, New York
February 9, 1996
except for Note 6, as to which the date is August 27, 1996

 AUDITED FINANCIAL STATEMENTS

                        REPORT OF INDEPENDENT AUDITORS



Board of Directors and Stockholder
Golden American Life Insurance Company

  We have audited the accompanying balance sheets of Golden American Life In-surance Company (the "Company") as of December 31, 1995 and 1994 and the re-lated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life In-surance Company at December 31, 1995 and 1994, and the results of its opera-tions and its cash flows for each of the three years in the period ended De-cember 31, 1995, in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
February 12, 1996,
except for Note 10, as to
which the date is August 13, 1996

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

                      (IN THOUSANDS, EXCEPT SHARE AMOUNT)

                                                                DECEMBER 31
                                                           ----------------------
                                                              1995        1994
                                                           ----------  ----------
ASSETS
Investments:
 Fixed maturities at market value (amortized cost $48,671
 and $ --)...............................................  $   49,629  $       --
 Fixed maturities held to maturity, at amortized cost
 (market -- $2,659)......................................          --       2,749
 Short-term investments, at cost, which approximates
 market..................................................      15,614      13,933
 Equity securities, at market (cost $27 and $17).........          29          16
 Policy loans............................................       2,021         513
                                                           ----------  ----------
  Total investments......................................      67,293      17,211
Cash.....................................................        (323)      3,316
Accrued investment income................................         768          92
Due from affiliates and separate accounts................       1,127         963
Deferred policy acquisition costs........................      67,314      60,662
Unamortized cost assigned to insurance contracts in
force....................................................       6,057       7,620
Funds held in escrow pursuant to an Exchange Agreement...       4,150       2,757
Due from reinsurers......................................       2,062       1,713
Other assets.............................................         287         134
Separate account assets..................................   1,048,953     950,292
                                                           ----------  ----------
  Total assets...........................................  $1,197,688  $1,044,760
                                                           ==========  ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Insurance and annuity reserves (including $1,641 and $17
 of unamortized deferred sales load).....................  $   33,673  $    1,051
 Due to affiliates and separate accounts.................         675         660
 Accrued expenses and other liabilities..................       1,329       1,053
 Payable for investment purchases........................       7,938          --
 Unearned revenue........................................       6,556       1,759
 Adjustable principal amount promissory note, 7.50%, due
 1997....................................................         439         439
 Separate account liabilities (including $41,566 and
 $48,924 of unamortized deferred sales load).............   1,048,953     950,292
                                                           ----------  ----------
  Total liabilities......................................   1,099,563     955,254
Commitments and contingencies
STOCKHOLDER'S EQUITY
Common stock, par value $10 per share, authorized,
issued, and outstanding 250,000 shares...................       2,500       2,500
Redeemable preferred stock, par value $5,000 per share,
50,000 shares authorized, 10,000 issued and outstanding..      50,000      50,000
Additional paid-in capital...............................      45,030      37,086
Net unrealized appreciation/(depreciation) of
securities...............................................         658          (1)
Retained earnings (deficit)..............................         (63)        (79)
                                                           ----------  ----------
 Total stockholder's equity..............................      98,125      89,506
                                                           ----------  ----------
  Total liabilities and stockholder's equity.............  $1,197,688  $1,044,760
                                                           ==========  ==========


                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

                                 (IN THOUSANDS)

                                                    YEAR ENDED DECEMBER 31
                                                   ---------------------------
                                                    1995      1994      1993
                                                   -------  --------  --------
REVENUES
Variable life and annuity product fees and policy
charges..........................................  $18,388  $ 17,519  $ 10,192
Management fee revenue...........................      987        --        --
Net investment income............................    2,818       560       216
Realized capital gain (loss).....................      297        65        35
                                                   -------  --------  --------
Total revenues...................................   22,490    18,144    10,443
EXPENSES
Policy benefits..................................    3,146        35     1,747
Commissions and overrides........................    7,653    16,741    34,260
Salaries, benefits and other employee-related
costs............................................    6,601     5,866        --
Financing charges and interest...................       --     1,962       726
Other general, administrative, and operating
expenses.........................................    7,268     7,665     9,248
Deferral of policy acquisition costs.............   (9,804)  (23,119)  (37,129)
Amortization of deferred policy acquisition
costs............................................    2,710     4,608     2,027
Amortization of cost assigned to insurance
contracts in force...............................    1,552     2,164     1,357
                                                   -------  --------  --------
Total expenses...................................   19,126    15,922    12,236
                                                   -------  --------  --------
Net income (loss)................................  $ 3,364  $  2,222  $ (1,793)
                                                   =======  ========  ========




                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                      (IN THOUSANDS, EXCEPT SHARE AMOUNT)

                                                                           UNREALIZED
                          SHARES   SHARES                    ADDITIONAL   APPRECIATION    RETAINED      TOTAL
                          COMMON  PREFERRED COMMON PREFERRED  PAID-IN   (DEPRECIATION) OF EARNINGS  STOCKHOLDER'S
                           STOCK    STOCK   STOCK    STOCK    CAPITAL      SECURITIES     (DEFICIT)    EQUITY
                          ------- --------- ------ --------- ---------- ----------------- --------- -------------
Balances at January 1,
1993....................  150,000           $1,500            $13,336         $ 14         $  (508)    $14,342
Issuance of common
stock...................  100,000            1,000                                                       1,000
Contribution of
capital.................                                       15,000                                   15,000
Net loss................                                                                    (1,793)     (1,793)
Change in unrealized
appreciation of
securities..............                                                        48              --          48
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1993....................  250,000       --   2,500       --    28,336           62          (2,301)     28,597
Issuance of preferred
stock...................           10,000          $50,000                                             50,000
Contribution of
capital.................                                        8,750                                    8,750
Net income..............                                                                     2,222       2,222
Change in unrealized
depreciation of
securities..............                                                       (63)                        (63)
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1994....................  250,000   10,000   2,500   50,000    37,086           (1)            (79)     89,506
Contribution of
capital.................                                        7,944                                    7,944
Net income..............                                                                     3,364       3,364
Preferred stock
dividends...............                                                                    (3,348)     (3,348)
Change in unrealized
appreciation of
securities..............                                                       659                         659
                          -------  -------  ------  -------   -------         ----         -------     -------
Balances at December 31,
1995....................  250,000   10,000  $2,500  $50,000   $45,030         $658         $   (63)    $98,125
                          =======  =======  ======  =======   =======         ====         =======     =======

                            See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                 (IN THOUSANDS)

                                                     YEAR ENDED DECEMBER 31
                                                   ----------------------------
                                                     1995      1994      1993
                                                   --------  --------  --------
OPERATING ACTIVITIES
Net income (loss)................................  $  3,364  $  2,222  $ (1,793)
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
 Amortization of deferred policy acquisition
 costs...........................................     2,710     4,608     2,027
 Amortization of costs assigned to insurance
 contracts in force..............................     1,552     2,164     1,357
 Change in unearned revenue......................     4,949     1,594    (1,141)
 Increase in accrued investment income...........      (676)      (24)       (1)
 Change in due to/from affiliates and separate
 accounts........................................      (149)   (3,299)    2,976
 Changes in other assets, accrued expenses and
 other liabilities...............................      (226)   (1,552)       42
 Policy acquisition costs deferred...............    (9,804)  (23,119)  (37,129)
 Change in insurance and annuity reserves........     4,664    (1,370)      550
 Net amortization of premium (discount) on fixed
 maturity investments and funds held in escrow...      (142)       13        --
                                                   --------  --------  --------
Net cash provided by (used in) operating
activities.......................................     6,242   (18,763)  (33,112)
INVESTING ACTIVITIES
Purchases of fixed maturities....................   (61,723)     (857)     (543)
Sales of fixed maturities........................    23,729       319       552
Purchases of common stock........................       (10)       (7)     (260)
Sales of common stock............................        --       250       240
(Increase) decrease in policy loans..............    (1,508)     (369)      202
Funds held in escrow pursuant to an Exchange
Agreement........................................    (1,242)   (1,382)   (1,375)
                                                   --------  --------  --------
Net cash used in investing activities............   (40,754)   (2,046)   (1,184)
FINANCING ACTIVITIES
(Retirement) issuances of short-term debt........        --   (40,000)   33,600
Investment contract deposits.....................    29,501        --        --
Investment contract withdrawals..................    (1,543)       --        --
Issuance of common stock.........................        --        --     1,000
Issuance of preferred stock......................        --    50,000        --
Preferred stock dividend paid....................    (3,348)       --        --
Contribution of capital by parent................     7,944     8,750    15,000
                                                   --------  --------  --------
Net cash provided by financing activities........    32,554    18,750    49,600
                                                   --------  --------  --------
Net (decrease) increase in cash and short-term
investments......................................    (1,958)   (2,059)   15,304
Cash and short-term investments at beginning of
year.............................................    17,249    19,308     4,004
                                                   --------  --------  --------
Cash and short-term investments at end of year...  $ 15,291  $ 17,249  $ 19,308
                                                   ========  ========  ========


                            See accompanying notes.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

1. ORGANIZATION
  Effective September 30, 1992, Golden American Life Insurance Company ("Golden American") became a wholly-owned subsidiary of BT Variable, Inc. ("BTV"), an indirect wholly-owned subsidiary of Bankers Trust Company ("Bank-ers Trust"). Previously, Golden American was owned by Mutual Benefit Life In-surance Company in Rehabilitation ("Mutual Benefit"). Golden American is pri-marily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware.

  In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and Di-rected Services, Inc. ("DSI"), an affiliate of Golden American, and certain related assets and contributed them to BTV. The portion of the aggregate con-sideration exchanged by Bankers Trust, allocable to Golden American, was val-ued at approximately $11,600 thousand, subject to subsequent adjustment pursu-ant to the Exchange Agreement. This allocation was based primarily on the estimated value of insurance contracts in force and also included the acquisi-tion of net tangible assets of $400 thousand. The transaction involved settle-ment of pre-existing claims of Bankers Trust against Mutual Benefit. The ulti-mate value of these claims has not yet been determined by the Superior Court of New Jersey and is contingently supported by a $5,000 thousand note payable from Golden American and a $6,000 thousand letter of credit from Bankers Trust. The Golden American note is secured by a pledge of Golden American's right to receive certain deferred sales loads. Bankers Trust has estimated that the contingent liability due from Golden American amounted to $439 thou-sand at December 31, 1995 and 1994. Golden American deposited with an escrow agent $1,225 thousand and $1,300 thousand in 1995 and 1994, respectively, pur-suant to certain provisions of the Exchange Agreement.

  In addition, concurrent with the closing, Bankers Trust entered into an agreement with Golden American to cause Golden American, commencing with the closing and for so long as Bankers Trust continues to own, directly or indi-rectly, all the issued and outstanding capital stock of Golden American, to have at all times statutory capital and surplus of no less than the sum of (i) $5,000 thousand and (ii) an amount equal to 1% of the statutory-basis separate account liabilities of Golden American. During 1995, 1994, and 1993 BTV con-tributed additional capital and paid-in surplus of $7,944 thousand, $8,750 thousand, and $16,000 thousand, respectively, to Golden American. In 1994, Golden American issued $50,000 thousand of preferred stock that was purchased by BTV for $50,000 thousand in cash.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  The preparation of the financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the amounts reported in the financial statements and accom-panying notes. Actual results could differ from those estimates.

Basis of Presentation
  The accompanying financial statements have been presented in accordance with generally accepted accounting principles ("GAAP"). The acquisition of Golden American has been accounted for as a purchase by Bankers Trust and, according-ly, the acquired assets and liabilities were recorded at their estimated fair values at September 30, 1992. In accordance with requirements of the Securi-ties and Exchange Commission, this new basis of accounting has been "pushed down" to Golden American.

Investments
  Fixed maturities are considered available for sale and are carried at market in 1995. Previously fixed maturities were treated as held until maturity and carried at cost. Short-term investments are carried at cost, which approxi-mates market. Equity securities, principally investments

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) in mutual funds, are carried at market based on quoted market prices. Net unrealized appreciation of equity securities is included as a component of stockholder's equity. The cost of investments sold is determined by using the specific identification method.

Variable Life and Annuity Products
  Variable life and annuity products include individual and group flexible premium variable life insurance policies and annuity products. Golden American provides for variable accumulation and benefits under the policies and con-tracts by crediting life and annuity considerations in accordance with contractholder direction to one or more divisions within various variable sep-arate accounts or fixed interest divisions. Golden American's fixed interest divisions include the Guaranteed Interest Division, the Fixed Interest Divi-sion, and the Market Value Adjusted Fixed Interest separate account.

Separate Accounts
  Variable separate accounts assets and liabilities reported in the accompany-ing balance sheets represent funds that are separately administered princi-pally for variable life policies and annuity contracts and for which the poli-cyholders and contractholders rather than Golden American bear the investment risk. At the direction of the policyowners and contractholders, the separate accounts invest the premium and annuity considerations from the sale of vari-able life and annuity products either in shares of specified mutual funds or directly in other investments. The assets and liabilities of Golden American's separate accounts are clearly identified and segregated from other assets and liabilities of Golden American. The portion of the separate account assets ap-plicable to variable life policies and variable annuity contracts cannot be charged with liabilities arising out of any other business Golden American may conduct.

  Variable separate account assets carried at fair value of the underlying in-vestments generally represent policyowner and contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable life policies and annuity contracts invested in the separate accounts. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying statements of operations of Golden American.

Revenue Recognition
  Revenues from variable life and annuity products consists of charges for mortality and expense risk, cost of insurance, contract administration, and surrender charges, as applicable to each contract. In addition, most life and annuity contracts provide for a distribution fee collected for a limited num-ber of years after each premium deposit, as defined in each applicable con-tract. For life contracts, the distribution fee is based on the premiums col-lected, the face amount issued, and the underwriting characteristics of each insured. For annuity contracts, the distribution fee is based on the amount of premiums collected and allocated to the variable separate accounts. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecog-nized revenue related to the distribution fees is reported as unearned reve-nue.

Costs Assigned to Insurance Contracts in Force
  The costs assigned to insurance contracts in force represents the value of the right to receive future profits from the life insurance and annuity poli-cies existing at the date of acquisition from Mutual Benefit. Such value is the actuarially-determined present value of projected future profits from the acquired contracts discounted at an interest rate of 15%. Costs assigned to insurance contracts in force is being amortized over the estimated life of the applicable insurance contracts in relation to estimated future gross profits.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  The following is a reconciliation of the costs assigned to insurance con-tracts in force for the years ended December 31, 1995, 1994 and 1993.

                                                      YEAR ENDED DECEMBER 31
                                                      -------------------------
                                                       1995     1994     1993
                                                      -------  -------  -------
                                                          (IN THOUSANDS)
   Beginning balance................................. $ 7,620  $ 9,784  $11,140
   Interest accrued..................................     548      696      942
   Amortization......................................  (2,100)  (2,860)  (2,298)
                                                      -------  -------  -------
   Ending Balance.................................... $ 6,068  $ 7,620  $ 9,784
                                                      =======  =======  =======

  The following table presents the expected amortization of the costs assigned to insurance contracts in force over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits.

                                                                  (IN THOUSANDS)
   1996..........................................................     $1,424
   1997..........................................................      1,200
   1998..........................................................        918
   1999..........................................................        559
   2000..........................................................        430

Deferred Policy Acquisition Costs
  Deferred policy acquisition costs consist primarily of commissions, certain underwriting expenses and the costs of issuing policies that vary with and are directly related to the production of new and renewal business. Acquisition costs for variable life and annuity products are being amortized over the lives of the policies in relation to the present value of estimated future gross profits. The future gross profit estimates are subject to periodic eval-uation with necessary revisions applied against amortization to date.

Insurance and Annuity Reserves
  Insurance and annuity reserves represent variable life and annuity account balances invested in the fixed interest divisions, policy loan balances on variable life policies, and supplementary contract reserves on annuitized pol-icies. Interest credited rates for the fixed interest divisions ranged from 4% to 7% during 1995 and 1994.

Policy Benefits
  Policy benefits that are charged to expense include benefits incurred in the period in excess of the related policy account balances and interest credited to policy account balances invested in the fixed interest divisions.

Reinsurance
  Included in the accompanying financial statements are net considerations to reinsurers of $2,800 thousand and $2,400 thousand and net policy benefits re-coveries of $3,500 thousand and $1,900 thousand in 1995 and 1994, respective-ly. Effective September 30, 1992, Golden American terminated all reinsurance agreements with Mutual Benefit. Subsequently, Golden American entered into agreements covering substantially all of the mortality risks under both life policies and annuity contracts with unaffiliated reinsurers. Golden American remains liable to the extent that its reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance in-force for life mortality risks were $24,700 thousand and $23,000 thousand at December 31, 1995 and 1994 and for annuity mortality risks were $83,500 thousand and $149,600 thousand at December 31, 1995 and 1994, respectively.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Effective June 1, 1994, Golden American entered into a reinsurance agreement on a modified coinsurance basis with an unaffiliated reinsurer. The accompany-ing financial statements are presented net of the effects of the treaty which reduced net income by $109 thousand and $27 thousand in 1995 and 1994, respec-tively.

Cash Equivalents
  The Company considers all short-term investments (including commercial pa-per, money markets, and certificates of deposit) with a maturity of three months or less when purchased to be cash equivalents.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS
  Golden American has evaluated its financial instruments, principally short-term investments, policy loans, the adjustable principal amount promissory note, and insurance and annuity reserves and determined that carrying amounts reported in the balance sheets approximate fair value.

4. INVESTMENTS
  The major categories of investment income for 1995, 1994 and 1993 are summa-rized as follows:

                                                              1995   1994  1993
                                                             ------  ----  ----
                                                              (IN THOUSANDS)
   Fixed maturities......................................... $1,610  $142  $114
   Short-term investments...................................    899   226    90
   Equity securities........................................     --     1     1
   Policy loans.............................................     56    11    11
   Cash.....................................................    148    99    --
   Funds held in escrow.....................................    166    83    --
                                                             ------  ----  ----
   Gross investment income..................................  2,879   562   216
   Investment expenses......................................    (61)   (2)   --
                                                             ------  ----  ----
   Net investment income.................................... $2,818  $560  $216
                                                             ======  ====  ====

  A summary of investments in debt securities, including fixed maturities and short-term investments, at December 31, 1995 and 1994 is as follows:

                                                              GROSS
                                                            UNREALIZED ESTIMATED
                                                  AMORTIZED   GAINS     MARKET
                                                    COST     (LOSSES)    VALUE
                                                  --------- ---------- ---------
                                                          (IN THOUSANDS)
   At December 31, 1995:
    U.S. Treasury securities.....................  $17,832     $ 92     $17,924
    U.S. Government-backed securities............    2,037       86       2,123
    Corporate securities.........................   44,416      780      45,196
                                                   -------     ----     -------
                                                   $64,285     $958     $65,243
                                                   =======     ====     =======
   At December 31, 1994:
    U.S. Treasury securities.....................  $16,682     $(90)    $16,592
                                                   =======     ====     =======

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

4. INVESTMENTS (CONTINUED)

                                              1995                1994
                                       ------------------- -------------------
                                                 ESTIMATED           ESTIMATED
                                       AMORTIZED  MARKET   AMORTIZED  MARKET
                                         COST      VALUE     COST      VALUE
                                       --------- --------- --------- ---------
                                                   (IN THOUSANDS)
   Due in one year or less............  $17,398   $17,408   $14,634   $14,622
   Due after one year through five
   years..............................   39,023    39,467       850       827
   Due after five years through ten
   years..............................    6,818     7,201     1,198     1,143
   Due after ten years through twenty
   years..............................    1,046     1,167        --        --
                                        -------   -------   -------   -------
                                        $64,285   $65,243   $16,682   $16,592
                                        =======   =======   =======   =======

  At December 31, 1995 and 1994, gross unrealized (depreciation) appreciation of marketable equity securities recognized directly in stockholder's equity was $3 thousand and $(1) thousand, respectively.

  At December 31, 1995 and 1994, $2,711 thousand and $2,695 thousand, respec-tively, in principal amount of fixed maturity investments were on deposit with regulatory authorities pursuant to certain statutory requirements.

5. STOCKHOLDER'S EQUITY
  The payment of cash dividends by Golden American is subject to statutory re-strictions equal to the higher of 10% of surplus as regards policyholders or 100% of the prior year's net gain, not to exceed unassigned surplus. The maxi-mum dividend payout which may be made without prior approval in 1996 is $6,636 thousand. Golden American is required to maintain a minimum total statutory-basis capital and surplus of not less than $5,000 thousand under the provi-sions of the insurance laws of certain states in which it is presently li-censed to sell variable life and annuity products.

  A reconciliation of Golden American's GAAP-basis stockholder's equity as of December 31, 1995 and 1994 and net loss for the years ended December 31, 1995 and 1994 to its statutory-basis capital and surplus and net loss included in the accompanying financial statements is as follows:

                                            CAPITAL AND         NET INCOME
                                              SURPLUS             (LOSS)
                                         ------------------  -----------------
                                           1995      1994     1995      1994
                                         --------  --------  -------  --------
                                                   (IN THOUSANDS)
   GAAP-basis..........................  $ 98,125  $ 89,506  $ 3,364  $  2,222
   Asset valuation reserve/interest
   maintenance reserve.................      (506)      (42)      28         3
   Fixed maturities from acquisition...        (2)      (76)      74        14
   Deferred policy acquisition costs...   (67,314)  (60,662)  (7,094)  (18,511)
   Cost assigned to insurance contracts
   in force............................    (6,057)   (7,620)   1,552     2,164
   Deferred sales loads, surrender
   charges and policy charges..........    40,150    49,223   (9,073)    7,000
   Reserves............................    (1,972)   (4,985)   3,013    (5,017)
   Unearned revenue....................     6,556     1,759    4,949     1,594
   Other...............................    (1,665)     (811)    (930)     (729)
   Unrealized appreciation of fixed
   maturity investments................      (958)       --       --        --
                                         --------  --------  -------  --------
   Statutory-basis.....................  $ 66,357  $ 66,292  $(4,117) $(11,260)
                                         ========  ========  =======  ========

  During 1992, the NAIC approved certain Risk-Based Capital ("RBC") require-ments for life/health insurance companies. Those requirements were effective beginning in 1993 and require

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

5. STOCKHOLDER'S EQUITY (CONTINUED)
that the amount of capital maintained by an insurance company is to be deter-mined based on the various risk factors related to it. At December 31, 1995 and 1994, Golden American met the RBC requirements.

  On December 30, 1994, Golden American issued 10,000 shares of Redeemable Preferred Stock. Dividends declared and paid on the Redeemable Preferred Stock were $3.35 million or $334.79 per share in 1995. As of December 31, 1994, Div-idends in Arrears on the Redeemable Preferred Stock were $17.9 thousand or $1.79 per share. The dividends are cumulative and are calculated based on a rate not to exceed the sum of the Prime Rate and 1.5%. The Redeemable Pre-ferred Stock is redeemable at the option of Golden American at the redemption price of $5 thousand per share subject to appropriate regulatory approvals.

6. RELATED PARTY TRANSACTIONS
  DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable in-surance products issued by Golden American which as of December 31, 1995, are sold primarily through two broker/dealer institutions. For the years ended De-cember 31, 1995, 1994 and 1993, commissions paid by Golden American to DSI ag-gregated $8,440 thousand, $17,569 thousand, and $34,260 thousand, respective-ly.

  Golden American provided to DSI certain of its personnel to perform manage-ment, administrative and clerical services and the use of certain facilities. Golden American charged DSI for such expenses and all other general and admin-istrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. For the years ended December 31, 1994 and 1993, expenses allocated to DSI were $1,983 thousand and $2,013 thousand, respectively, which were comprised of allocated salary charges, premise and equipment charges, and other expenses.

  In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American. This fee, for managerial and supervisory services provided by Golden American calculated as a percentage of average assets in the variable separate accounts, was $987 thousand for 1995.

  Prior to 1994, Golden American had entered into agreements with DSI to per-form services related to the management of its investments and the distribu-tion of its products. For the year 1993, Golden American incurred $311 thou-sand for such services. The agreement was terminated as of January 1, 1994.

  Prior to 1994, Golden American had arranged with BTV to perform services re-lated to the development and administration of its products. For the year 1993, fees earned by BTV from Golden American for these services aggregated $2,701 thousand. The agreement was terminated as of January 1, 1994.

  In addition, prior to 1994, BTV provided to Golden American certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. BTV charged Golden American for such ex-penses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by BTV's employees on behalf of Golden American. For the year 1993, BTV allocated to Golden American $1,503 thousand. The agreement was terminated on January 1, 1994.

  Golden American maintains cash on deposit at Bankers Trust.

7. INCOME TAXES
  Golden American is taxed, on a separate company basis, as a life insurance company pursuant to applicable provisions of the Internal Revenue Code (the "Code"). At December 31, 1995 and

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995

7. INCOME TAXES (CONTINUED)
1994, Golden American had net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $22,600 thousand and $17,400 thousand, respectively. Approximately $2,400 thousand of these NOL's, relating to opera-tions prior to ownership by Mutual Benefit, can be used to offset future tax-able income of Golden American only through the year 2005, subject to annual limitations. Approximately $800 thousand, $4,100 thousand, $10,100 thousand and $5,200 thousand are available through the years 2007, 2008, 2009, and 2010, respectively.

  Significant components of Golden American's deferred tax liabilities and as-sets are as follows:

                                                                 DECEMBER 31
                                                               ---------------
                                                                1995    1994
                                                               ------- -------
                                                               (IN THOUSANDS)
   Deferred tax liabilities:
    Deferred policy acquisition costs......................... $23,560 $21,200
    Unamortized cost assigned to insurance contracts in
    force.....................................................   2,120   2,700
    Other.....................................................     598      --
                                                               ------- -------
                                                                26,278  23,900
   Deferred tax assets:
    Net operating loss carryforwards..........................   7,891   6,000
    Insurance liabilities.....................................  15,520  15,200
    Deferred policy acquisition costs proxy tax...............   3,666   3,700
    Other.....................................................      57     700
                                                               ------- -------
                                                                27,134  25,600
    Valuation allowance for deferred tax assets...............     856   1,700
                                                               ------- -------
     Net deferred tax liabilities............................. $    -- $    --
                                                               ======= =======

  The following is an analysis of the difference between the U.S. Federal statutory income tax rate and the effective tax rate on income (loss) before income taxes:

                                                          1995   1994    1993
                                                         ------  -----  ------
   Federal statutory rate...............................     35%    35%     35%
                                                         ======  =====  ======
                                                           (IN THOUSANDS)
   Taxes at statutory rate.............................. $1,177  $ 778  $ (627)
   Dividends received deduction.........................   (350)  (368)   (194)
   Other, net...........................................     17   (210)   (379)
   Valuation allowance..................................   (844)  (200)  1,200
                                                         ------  -----  ------
     Taxes based on income (loss)....................... $   --  $  --  $   --
                                                         ======  =====  ======

8. SHORT-TERM DEBT
  All short-term debt was repaid as of December 30, 1994. Interest paid during 1994 and 1993 was $1,962 thousand and $726 thousand, respectively. The repay-ment of amounts borrowed under this loan had been guaranteed by Bankers Trust.

9. PENSION AND PROFIT SHARING PLAN AND OTHER EMPLOYEE BENEFITS
  The Company's employees are covered under the Parent's benefit plans. The noncontributory pension plan and the profit sharing plan of the Parent are also available to eligible employees of the Company. Total 1995 and 1994 ex-penses relating to these Parent company benefit plans were $200 thousand and $200 thousand, respectively.

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               DECEMBER 31, 1995


10. SUBSEQUENT EVENT
  Equitable of Iowa Companies ("Equitable of Iowa") and BTV entered into a de-finitive agreement on May 3, 1996 providing for the acquisition by Equitable of Iowa of all interest in BTV and its subsidiaries, Golden American and DSI. The acquisition was completed on August 13, 1996. Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc. and Equitable Investment Servic-es, Inc.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1996 (Unaudited)
                 (Dollars in thousands, except per share data)

ASSETS
 Investments at net asset value:
  The GCG Trust Liquid Asset Series,
   37,891,728 shares at $1.00 per share (cost - $37,892)              $37,892
  The GCG Trust Limited Maturity Bond Series,
   5,365,942 shares at $10.68 per share (cost - $56,882)               57,308
  The GCG Trust Natural Resources Series,
   2,140,619 shares at $18.02 per share (cost - $33,559)               38,574
  The GCG Trust All-Growth Series,
   6,456,489 shares at $12.95 per share (cost - $83,927)               83,612
  The GCG Trust Real Estate Series,
   2,768,076 shares at $14.10 per share (cost - $33,126)               39,030
  The GCG Trust Fully Managed Series,
   8,622,166 shares at $15.07 per share (cost - $111,967)             129,936
  The GCG Trust Multiple Allocation Series,
   21,952,515 shares at $12.69 per share (cost - $265,731)            278,577
  The GCG Trust Capital Appreciation Series,
   9,010,717 shares at $15.30 per share (cost - $111,536)             137,864
  The GCG Trust Rising Dividends Series,
   6,984,930 shares at $15.13 per share (cost - $81,480)              105,682
  The GCG Trust Emerging Markets Series,
   4,067,182 shares at $9.89 per share (cost - $42,376)                40,224
  The GCG Trust Market Manager Series,
   404,454 shares at $13.37 per share (cost - $4,104)                   5,408
  The GCG Trust Value Equity Series,
   3,010,633 shares at $13.44 per share (cost - $38,881)               40,463
  The GCG Trust Strategic Equity Series,
   2,232,084 shares at $11.26 per share (cost - $23,309)               25,133
  The GCG Trust Small Cap Series,
   2,246,450 shares at $12.12 per share (cost - $26,505)               27,227
  The GCG Trust Managed Global Series,
   7,793,374 shares at $10.76 per share (cost - $82,191)               83,857
  Equi-Select Series Trust OTC Portfolio,
   5,275 shares at $14.40 per share (cost - $76)                           76
  Equi-Select Series Trust Growth & Income Portfolio,
   22,378 shares at $11.74 per share (cost - $263)                        263
                                                                  ____________
     TOTAL INVESTMENTS (cost - $1,033,805)                          1,131,126











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                   September 30, 1996 (Unaudited) (Continued)
                 (Dollars in thousands, except per share data)

LIABILITIES
  Payable to Golden American for charges and fees (Note 3)                839
                                                                  ____________
     TOTAL NET ASSETS                                              $1,130,287
                                                                  ============
NET ASSETS
  For Variable Annuity Insurance Contracts                         $1,103,659
  Retained in Separate Account B by Golden American (Note 3)           26,628
                                                                  ____________
     TOTAL NET ASSETS                                              $1,130,287
                                                                  ============

See accompanying notes.





































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                                  (Unaudited)
                            (Dollars in thousands)

                                                           Limited
                                                Liquid    Maturity    Natural
                                                Asset       Bond     Resources
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,394     $3,589         $45
  Capital gains distributions                        --         --         488
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,394      3,589         533

 Expenses (Note 3):
  Mortality and expense risk and other charges     (301)      (481)       (269)
  Annual administrative charges                     (11)       (16)        (16)
  Minimum death benefit guarantee charges            (6)        (2)         (4)
  Contingent deferred sales charges                  (1)        (2)         (3)
  Other contract charges                             --         (4)         (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (462)      (570)       (270)
   Premium taxes                                     (7)        (7)         (4)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (788)    (1,082)       (569)
  Fees waived by Golden American                      7         10           5
                                              __________  _________  __________
 NET EXPENSES                                      (781)    (1,072)       (564)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                       613      2,517         (31)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             --        321       1,750
 Net unrealized appreciation (depreciation)
  of investments                                     --     (2,640)      3,715
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $613       $198      $5,434
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                 All-       Real       Fully
                                                Growth     Estate     Managed
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,069       $606        $889
  Capital gains distributions                      $252         --          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,321        606         889

 Expenses (Note 3):
  Mortality and expense risk and other charges     (735)      (279)       (978)
  Annual administrative charges                     (34)       (15)        (52)
  Minimum death benefit guarantee charges            (3)        (1)         (3)
  Contingent deferred sales charges                  (7)        (1)        (13)
  Other contract charges                             (2)        (1)         (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (793)      (301)     (1,086)
   Premium taxes                                    (20)        (6)        (26)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (1,594)      (604)     (2,161)
  Fees waived by Golden American                     27          6          30
                                              __________  _________  __________
 NET EXPENSES                                    (1,567)      (598)     (2,131)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (246)         8      (1,242)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          1,144        413       1,321
 Net unrealized appreciation (depreciation)
  of investments                                 (6,652)     3,494       9,758
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       ($5,754)    $3,915      $9,837
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                Multiple   Capital
                                               Alloca-    Apprecia-    Rising
                                                 tion       tion     Dividends
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $4,447       $373        $221
  Capital gains distributions                     1,659      1,058          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          6,106      1,431         221

 Expenses (Note 3):
  Mortality and expense risk and other charges   (2,267)    (1,025)       (753)
  Annual administrative charges                    (118)       (54)        (42)
  Minimum death benefit guarantee charges           (14)        (2)         (1)
  Contingent deferred sales charges                 (26)       (11)        (11)
  Other contract charges                            (12)        (3)         (6)
  Amortization of deferred charges related to:
   Deferred sales load                           (2,612)    (1,048)       (767)
   Premium taxes                                    (40)       (31)        (11)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (5,089)    (2,174)     (1,591)
  Fees waived by Golden American                     51         34          19
                                              __________  _________  __________
 NET EXPENSES                                    (5,038)    (2,140)     (1,572)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                     1,068       (709)     (1,351)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          3,834      3,574       2,910
 Net unrealized appreciation (depreciation)
  of investments                                    362     12,523       8,770
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $5,264    $15,388     $10,329
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                               Emerging    Market      Value
                                               Markets     Manager     Equity
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --         --        $218
  Capital gains distributions                        --         $1          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             --          1         218

 Expenses (Note 3):
  Mortality and expense risk and other charges    $(321)        --        (310)
  Annual administrative charges                     (17)        (1)        (16)
  Minimum death benefit guarantee charges            (2)        --          (1)
  Contingent deferred sales charges                  (8)        --         (13)
  Other contract charges                             (2)        --          (3)
  Amortization of deferred charges related to:
   Deferred sales load                             (389)       (42)       (247)
   Premium taxes                                     (5)        --          (2)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (744)       (43)       (592)
  Fees waived by Golden American                      6         --           8
                                              __________  _________  __________
 NET EXPENSES                                      (738)       (43)       (584)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (738)       (42)       (366)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments         (2,673)       272         822
 Net unrealized appreciation (depreciation)
  of investments                                  6,067        361        (288)
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $2,656       $591        $168
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                              Strategic               Managed
                                                Equity    Small Cap    Global
                                               Division   Division*  Division*
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                         $27         --          --
  Capital gains distributions                        --         --          --
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             27         --          --

 Expenses (Note 3):
  Mortality and expense risk and other charges     (159)     ($125)       ($68)
  Annual administrative charges                     (10)       (17)        (38)
  Minimum death benefit guarantee charges            (1)        (1)         --
  Contingent deferred sales charges                 (10)        (8)         (1)
  Other contract charges                             (1)        (3)         (5)
  Amortization of deferred charges related to:
   Deferred sales load                              (71)       (66)        (85)
   Premium taxes                                     (1)        (1)         (1)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (253)      (221)       (198)
  Fees waived by Golden American                      5          2           2
                                              __________  _________  __________
 NET EXPENSES                                      (248)      (219)       (196)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (221)      (219)       (196)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             61        153          11
 Net unrealized appreciation (depreciation)
  of investments                                  1,797        722       1,666
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $1,637       $656      $1,481
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                            STATEMENTS OF OPERATIONS
         For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                          Growth &
                                                 OTC       Income
                                              Division*   Division*   Combined
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --         --     $12,878
  Capital gains distributions                        --         --       3,458
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             --         --      16,336

 Expenses (Note 3):
  Mortality and expense risk and other charges       --         --      (8,071)
  Annual administrative charges                      --         --        (457)
  Minimum death benefit guarantee charges            --         --         (41)
  Contingent deferred sales charges                  --         --        (115)
  Other contract charges                             --         --         (48)
  Amortization of deferred charges related to:
   Deferred sales load                               --         --      (8,809)
   Premium taxes                                     --         --        (162)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                        --         --     (17,703)
  Fees waived by Golden American                     --         --         212
                                              __________  _________  __________
 NET EXPENSES                                        --         --     (17,491)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                        --         --      (1,155)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             --         --      13,913
 Net unrealized appreciation (depreciation)
  of investments                                     --         --      39,655
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            --         --     $52,413
                                              ==========  =========  ==========

*Commencement of operations - See Note 1

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                                  (Unaudited)
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $45,366

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          1,059
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,059

  Changes from principal transactions:
  Purchase payments                                                    10,242
  Contract distributions and terminations                             (11,794)
  Transfer payments from (to) Fixed Accounts and other Divisions       (8,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (90)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,934)
                                                                    __________
  Total increase (decrease)                                            (8,875)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,491





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $613
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         613

  Changes from principal transactions:
  Purchase payments                                                    10,735
  Contract distributions and terminations                              (9,379)
  Transfer payments from (to) Fixed Accounts and other Divisions         (612)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      30
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           774
                                                                    __________
  Total increase (decrease)                                             1,387
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $37,878
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $71,573

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,721)
  Net realized gain (loss) on investments                                (138)
  Net unrealized appreciation of investments                            7,902
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       6,043

  Changes from principal transactions:
  Purchase payments                                                     7,209
  Contract distributions and terminations                              (9,461)
  Transfer payments from (to) Fixed Accounts and other Divisions       (7,297)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (230)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,779)
                                                                    __________
  Total increase (decrease)                                            (3,736)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        67,837




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,517
  Net realized gain (loss) on investments                                 321
  Net unrealized appreciation (depreciation) of investments            (2,640)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         198

  Changes from principal transactions:
  Purchase payments                                                     4,016
  Contract distributions and terminations                              (6,225)
  Transfer payments from (to) Fixed Accounts and other Divisions       (8,099)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (446)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (10,754)
                                                                    __________
  Total increase (decrease)                                           (10,556)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $57,281
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.


















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $32,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (112)
  Net realized gain (loss) on investments                               1,545
  Net unrealized appreciation of investments                              495
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,928

  Changes from principal transactions:
  Purchase payments                                                     2,021
  Contract distributions and terminations                              (3,402)
  Transfer payments from (to) Fixed Accounts and other Divisions       (6,045)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (258)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,684)
                                                                    __________
  Total increase (decrease)                                            (5,756)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        26,990





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           ($31)
  Net realized gain (loss) on investments                               1,750
  Net unrealized appreciation (depreciation) of investments             3,715
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       5,434

  Changes from principal transactions:
  Purchase payments                                                     4,323
  Contract distributions and terminations                              (3,109)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,703
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     213
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         6,130
                                                                    __________
  Total increase (decrease)                                            11,564
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $38,554
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $70,621

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          2,642
  Net realized gain (loss) on investments                               1,011
  Net unrealized appreciation of investments                           10,501
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      14,154

  Changes from principal transactions:
  Purchase payments                                                    11,312
  Contract distributions and terminations                             (10,713)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,721
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     861
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,181
                                                                    __________
  Total increase (decrease)                                            21,335
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        91,956






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($246)
  Net realized gain (loss) on investments                               1,144
  Net unrealized appreciation (depreciation) of investments            (6,652)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (5,754)

  Changes from principal transactions:
  Purchase payments                                                     9,188
  Contract distributions and terminations                              (8,553)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,798)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (475)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,638)
                                                                    __________
  Total increase (decrease)                                            (8,392)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $83,564
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $36,934

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            521
  Net realized gain (loss) on investments                                 369
  Net unrealized appreciation of investments                            3,425
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,315

  Changes from principal transactions:
  Purchase payments                                                     1,833
  Contract distributions and terminations                              (4,799)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,325)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (145)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (6,436)
                                                                    __________
  Total increase (decrease)                                            (2,121)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        34,813





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             $8
  Net realized gain (loss) on investments                                 413
  Net unrealized appreciation (depreciation) of investments             3,494
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,915

  Changes from principal transactions:
  Purchase payments                                                     3,278
  Contract distributions and terminations                              (3,062)
  Transfer payments from (to) Fixed Accounts and other Divisions           88
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (22)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           282
                                                                    __________
  Total increase (decrease)                                             4,197
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $39,010
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $98,837

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            179
  Net realized gain (loss) on investments                               1,311
  Net unrealized appreciation of investments                           16,314
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,804

  Changes from principal transactions:
  Purchase payments                                                     9,654
  Contract distributions and terminations                             (13,651)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,159
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     524
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           686
                                                                    __________
  Total increase (decrease)                                            18,490
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       117,327





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,242)
  Net realized gain (loss) on investments                               1,321
  Net unrealized appreciation (depreciation) of investments             9,758
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       9,837

  Changes from principal transactions:
  Purchase payments                                                    12,683
  Contract distributions and terminations                             (12,345)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,428
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (60)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,706
                                                                    __________
  Total increase (decrease)                                            12,543
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $129,870
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $297,508

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         14,068
  Net realized gain (loss) on investments                               4,715
  Net unrealized appreciation of investments                           26,239
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      45,022

  Changes from principal transactions:
  Purchase payments                                                    17,072
  Contract distributions and terminations                             (42,733)
  Transfer payments from (to) Fixed Accounts and other Divisions      (11,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (75)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (37,028)
                                                                    __________
  Total increase (decrease)                                             7,994
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       305,502





















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,068
  Net realized gain (loss) on investments                               3,834
  Net unrealized appreciation (depreciation) of investments               362
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       5,264

  Changes from principal transactions:
  Purchase payments                                                    14,309
  Contract distributions and terminations                             (31,299)
  Transfer payments from (to) Fixed Accounts and other Divisions      (14,352)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                  (1,007)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (32,349)
                                                                    __________
  Total increase (decrease)                                           (27,085)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $278,417
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1995                                         $88,346

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,594
  Net realized gain (loss) on investments                               2,221
  Net unrealized appreciation of investments                           14,531
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      24,346

  Changes from principal transactions:
  Purchase payments                                                     8,831
  Contract distributions and terminations                             (13,163)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,592
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,097
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,357
                                                                  ____________
  Total increase (decrease)                                            32,703
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1995                                       121,049





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($709)
  Net realized gain (loss) on investments                               3,574
  Net unrealized appreciation (depreciation) of investments            12,523
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,388

  Changes from principal transactions:
  Purchase payments                                                    11,716
  Contract distributions and terminations                             (10,665)
  Transfer payments from (to) Fixed Accounts and other Divisions          178
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     130
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         1,359
                                                                  ____________
  Total increase (decrease)                                            16,747
                                                                  ____________
NET ASSETS AT SEPTEMBER 30, 1996                                     $137,796
                                                                  ============

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $50,385

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,130)
  Net realized gain (loss) on investments                                 776
  Net unrealized appreciation of investments                           16,037
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,683

  Changes from principal transactions:
  Purchase payments                                                    11,422
  Contract distributions and terminations                              (9,800)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,423
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,229
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,274
                                                                    __________
  Total increase (decrease)                                            29,957
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        80,342





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,351)
  Net realized gain (loss) on investments                               2,910
  Net unrealized appreciation (depreciation) of investments             8,770
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      10,329

  Changes from principal transactions:
  Purchase payments                                                    17,073
  Contract distributions and terminations                              (9,104)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,705
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     280
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,954
                                                                    __________
  Total increase (decrease)                                            25,283
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                     $105,625
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $59,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,137)
  Net realized gain (loss) on investments                              (7,448)
  Net unrealized appreciation of investments                            1,603
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (6,982)

  Changes from principal transactions:
  Purchase payments                                                     7,739
  Contract distributions and terminations                              (7,740)
  Transfer payments from (to) Fixed Accounts and other Divisions      (14,939)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                    (937)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (15,877)
                                                                    __________
  Total increase (decrease)                                           (22,859)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,887





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($738)
  Net realized gain (loss) on investments                              (2,673)
  Net unrealized appreciation (depreciation) of investments             6,067
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,656

  Changes from principal transactions:
  Purchase payments                                                     5,558
  Contract distributions and terminations                              (4,680)
  Transfer payments from (to) Fixed Accounts and other Divisions         (144)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (76)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           658
                                                                    __________
  Total increase (decrease)                                             3,314
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $40,201
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                          $2,752

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            144
  Net realized gain (loss) on investments                                  29
  Net unrealized appreciation of investments                              944
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,117

  Changes from principal transactions:
  Purchase payments                                                     2,140
  Contract distributions and terminations                                (767)
  Transfer payments from (to) Fixed Accounts and other Divisions         (208)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     172
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         1,337
                                                                    __________
  Total increase (decrease)                                             2,454
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         5,206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           ($42)
  Net realized gain (loss) on investments                                 272
  Net unrealized appreciation (depreciation) of investments               361
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         591

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                (483)
  Transfer payments from (to) Fixed Accounts and other Divisions         (132)
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     (14)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (629)
                                                                    __________
  Total increase (decrease)                                               (38)
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                       $5,168
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $478
  Net realized gain (loss) on investments                                 687
  Net unrealized appreciation of investments                            1,870
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,035

  Changes from principal transactions:
  Purchase payments                                                     8,619
  Contract distributions and terminations                                (776)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,429
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,140
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        25,412
                                                                    __________
  Total increase (decrease)                                            28,447
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        28,447





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($366)
  Net realized gain (loss) on investments                                 822
  Net unrealized appreciation (depreciation) of investments              (288)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         168

  Changes from principal transactions:
  Purchase payments                                                    13,472
  Contract distributions and terminations                              (2,854)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,209
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      (1)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        11,826
                                                                    __________
  Total increase (decrease)                                            11,994
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $40,441
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation of investments                               28
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          19

  Changes from principal transactions:
  Purchase payments                                                     3,211
  Contract distributions and terminations                                (172)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,796
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     177
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,012
                                                                    __________
  Total increase (decrease)                                             8,031
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         8,031





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($221)
  Net realized gain (loss) on investments                                  61
  Net unrealized appreciation (depreciation) of investments             1,797
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,637

  Changes from principal transactions:
  Purchase payments                                                    10,135
  Contract distributions and terminations                              (1,104)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,247
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     174
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        15,452
                                                                    __________
  Total increase (decrease)                                            17,089
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $25,120
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($219)
  Net realized gain (loss) on investments                                 153
  Net unrealized appreciation (depreciation) of investments               722
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         656

  Changes from principal transactions:
  Purchase payments                                                    12,664
  Contract distributions and terminations                                (859)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,361
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                     388
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        26,554
                                                                    __________
  Total increase (decrease)                                            27,210
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $27,210
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($196)
  Net realized gain (loss) on investments                                  11
  Net unrealized appreciation (depreciation) of investments             1,666
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,481

  Changes from principal transactions:
  Purchase payments                                                       755
  Contract distributions and terminations                                (939)
  Transfer payments from (to) Fixed Accounts and other Divisions       80,441
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   2,075
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        82,332
                                                                    __________
  Total increase (decrease)                                            83,813
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                      $83,813
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --






















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                       $42
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           33
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                       1
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            76
                                                                    __________
  Total increase (decrease)                                                76
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                          $76
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.




















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                    Division*
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account           --
   by Golden American                                                      --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --





















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                    Division*
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                       $32
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions          230
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                       1
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           263
                                                                    __________
  Total increase (decrease)                                               263
                                                                    __________
NET ASSETS AT SEPTEMBER 30, 1996                                         $263
                                                                    ==========

* Commencement of operations - See Note 1

See accompanying notes.



















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                     Combined
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $854,814

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         22,577
  Net realized gain (loss) on investments                               5,077
  Net unrealized appreciation of investments                           99,889
                                                                    __________
  Net increase (decrease) in net assets resulting from operations    $127,543

  Changes from principal transactions:
  Purchase payments                                                   101,305
  Contract distributions and terminations                            (128,971)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,722
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   3,465
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (21,479)
                                                                    __________
  Total increase (decrease)                                           106,064
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       960,878























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the period January 1, 1995 or Commencement of Operations*
                  through December 31, 1995 and for the period
    January 1, 1996 or Commencement of Operations* through September 30, 1996
                            (Unaudited) (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                   ___________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,155)
  Net realized gain (loss) on investments                              13,913
  Net unrealized appreciation (depreciation) of investments            39,655
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      52,413

  Changes from principal transactions:
  Purchase payments                                                   129,979
  Contract distributions and terminations                            (104,660)
  Transfer payments from (to) Fixed Accounts and other Divisions       90,486
  Addition to (reallocation from) assets retained in the Account
   by Golden American                                                   1,191
                                                                   ___________
  Increase (decrease) in net assets derived from principal
   transactions                                                       116,996
                                                                   ___________
  Total increase (decrease)                                           169,409
                                                                   ___________
NET ASSETS AT SEPTEMBER 30, 1996                                   $1,130,287
                                                                   ===========

* Commencement of operations - See Note 1

See accompanying notes.





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1996
                                  (Unaudited)


NOTE 1 - ORGANIZATION
Separate Account B (the "Account") was established on June 14, 1988, by Golden American Life Insurance Company ("Golden American"), under Minnesota insurance law to support the operations of variable annuity contracts ("Contracts"). Effective September 30, 1992, Golden American and Directed Services, Inc. ("DSI"), an affiliate of Golden American, became wholly-owned subsidiaries of BT Variable, Inc. ("BTV"), an indirect wholly-owned subsidiary of Bankers Trust Company. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware. Effective August 13, 1996, Equitable of Iowa Companies acquired all of the outstanding capital stock of BTV and changed its name to EIC Variable, Inc. These transactions had no effect on the accompanying financial statements. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York.

Operations of the Account commenced on January 25, 1989. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

The Account has, under GoldenSelect Contracts, eighteen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends, the Emerging Markets, the Market Manager, the Value Equity (commenced operations January, 1995), the Strategic Equity (commenced operations October, 1995), the Small Cap (commenced operations January, 1996), the Managed Global, the OTC (commenced operations September, 1996) and the Growth & Income (commenced operations September, 1996) Divisions ("Divisions"). The Managed Global Division was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. The assets in each Division are invested in shares of a designated series ("Series", which may also be referred to as "Portfolio") of mutual funds of The GCG Trust or the Equi-Select Series Trust (the "Trusts"). Effective January 1997, the Natural Resources Series was renamed to Hard Assets. The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

NOTE 1 - ORGANIZATION (Continued)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and contractowners are not allowed to direct their investments into this Division. Contractowners with investments in the Market Manager Division were allowed to elect to update their contracts to DVA Plus contracts.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts.
The net assets may not be less than the amount required under state law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits. Additional assets are held in Golden American's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee. Golden American has entered into reinsurance agreements with unaffiliated reinsurers to cover substantially all the insurance risk under the Contracts. Golden American remains liable to the extent that the reinsurers do not meet their obligations under the reinsurance agreements.

Certain amounts in the 1995 financial statements have been reclassified to conform to the 1996 financial statement presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

Federal Income Taxes: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Contracts currently being sold include the DVA Series 100 and the DVA Plus. The DVA Plus has three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution. Golden American discontinued external sales of DVA 80 and DVA 100 contracts in May 1991 and December 1995, respectively. DVA 100 contracts are still available to Golden American employees and agents. Under the terms of the

NOTE 3 - CHARGES AND FEES (Continued)
Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  Mortality and Expense Risk Charges: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks.

  Asset Based Administrative Charges: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA Plus Contracts.

Annual Administrative Charges: An administrative charge of $40 per Contract year is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred on the Contract anniversary date and deducted at the end of the Contract anniversary period. This charge has been waived for certain offerings of the Contract.

Minimum Death Benefit Guarantee Charges: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

Contingent Deferred Sales Charges: Under DVA Plus Contracts issued subsequent to September 1995, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3% and 1% after the second, third, fourth, fifth and sixth years, respectively.

Other Contract Charges: Under DVA 80, DVA 100 and DVA Series 100 contracts, a charge is deducted from the accumulation value for contracts taking more than one conventional partial withdrawal during a contract year. For DVA 80 and DVA 100 contracts, annual distribution fees are deducted from contract accumulation values.

Deferred Sales Load: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in
NOTE 3 - CHARGES AND FEES (Continued)
Deferred Sales Load (continued): the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load and premium taxes advanced by Golden American, noted above.

Net assets retained in the Account by Golden American are as follows:

                                             1996*            1995**
                                        _______________   _______________
                                                (Dollars in thousands)
Balance at beginning of period                 $34,408           $44,008
Sales load advanced                                675             5,370
Premium tax advanced                                 8                51
Net transfer (to) from Separate Account
 D, Fixed Account and other Divisions              508            (1,956)
Amortization of deferred sales load             (8,971)          (13,065)
                                        _______________   _______________
Balance at end of period                       $26,628           $34,408
                                        ===============   ===============

* For the period January 1, 1996 or Commencement of Operations through September 30, 1996.
** For the period January 1, 1995 or Commencement of Operations through
    December 31, 1995.














NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                    Period From              Period From
                              January 1, 1996 or Com-   January 1, 1995 or Com-
                              mencement of Operations   mencement of Operations
                               to September 30, 1996     to December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
                                              (Dollars in thousands)
The GCG Trust Liquid
 Asset Series                   $44,317      $42,936       $36,373      $45,249
The GCG Trust Limited
 Maturity Bond Series             9,461       17,704        13,148       24,648
The GCG Trust Natural
 Resources Series                14,863        8,762        11,278       19,076
The GCG Trust All-Growth
 Series                           8,720       11,618        21,261       11,424
The GCG Trust Real
 Estate Series                    4,607        4,320         4,524       10,440
The GCG Trust Fully
 Managed Series                  10,451        8,988        13,980       13,106
The GCG Trust Multiple
 Allocation Series                9,948       41,264        29,322       52,281
The GCG Trust Capital
 Appreciation Series             17,376       16,727        28,436       12,469
The GCG Trust Rising
 Dividends Series                24,530       10,919        19,522        6,361
The GCG Trust Emerging
 Markets Series                  10,068       10,151        10,584       27,621
The GCG Trust Market
 Manager Series                      --        1,176         3,057          832
The GCG Trust Value
 Equity Series                   16,210        4,743        29,104        3,199
The GCG Trust Strategic
 Equity Series                   16,197          957         8,151          142
The GCG Trust Small
 Cap Series                      37,089       10,737            --           --
The GCG Trust Managed
 Global Series                   83,024          844            --           --
Equi-Select Series Trust
 OTC Portfolio                      142           66            --           --
Equi-Select Series Trust
 Growth & Income Portfolio          263           --            --           --










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes contractowners electing to update a DVA contract to a DVA Plus contract beginning in October 1995. Updates to DVA Plus contracts result in both a sale (surrender of the old contract) and a purchase (acquisition of the new contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

Contractowner transactions in units were as follows:

                                    Period From              Period From
                              January 1, 1996 or Com-   January 1, 1995 or Com-
                              mencement of Operations   mencement of Operations
                                to September 30, 1996     to December 31, 1995
                              ________________________  ________________________
                               Purchases      Sales      Purchases      Sales
                              ____________ ___________  ____________ ___________

Liquid Asset Division           4,213,505   4,179,672     3,119,370   3,934,332
Limited Maturity Bond Division    657,575   1,402,347     1,096,937   1,842,599
Natural Resources Division      1,035,221     701,004       835,272   1,412,435
All-Growth Division             1,036,565   1,270,620     1,548,525   1,094,131
Real Estate Division              392,948     394,667       322,375     802,601
Fully Managed Division          1,137,830   1,010,020     1,020,546   1,063,678
Multiple Allocation Division    1,102,027   3,113,399     1,057,363   3,678,129
Capital Appreciation Division   1,521,417   1,489,428     1,740,091   1,248,056
Rising Dividends Division       2,273,866   1,276,456     1,883,516     753,983
Emerging Markets Division       1,354,099   1,322,002     1,386,840   3,143,521
Market Manager Division             7,958      92,591       282,507     142,437
Value Equity Division           1,551,112     698,201     2,459,134     333,200
Strategic Equity Division       1,655,655     207,333       848,555      45,767
Small Cap Division              3,767,720   1,499,791            --          --
Managed Global Division         8,254,789     132,101            --          --
OTC Division                        9,959       5,208            --          --
Growth & Income Division           22,500          --            --          --




















NOTE 6 - NET ASSETS
Net assets at September 30, 1996 consisted of the following:

                                           Limited
                              Liquid      Maturity      Natural        All-
                              Asset         Bond       Resources      Growth
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $32,957       $46,448      $27,856       $77,005
Accumulated net investment
 income (loss)                   4,921        10,407        5,683         6,874
Net unrealized appreciation
 (depreciation) of
 investments                        --           426        5,015          (315)
                           ____________ _____________ ____________ _____________
                               $37,878       $57,281      $38,554       $83,564
                           ============ ============= ============ =============

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $28,008      $102,346     $203,897       $94,060
Accumulated net investment
 income (loss)                   5,098         9,555       61,674        17,408
Net unrealized appreciation
 (depreciation) of
 investments                     5,904        17,969       12,846        26,328
                           ____________ _____________ ____________ _____________
                               $39,010      $129,870     $278,417      $137,796
                           ============ ============= ============ =============

                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $78,792       $50,708       $3,514       $37,114
Accumulated net
 investment income (loss)        2,631        (8,355)         350         1,745
Net unrealized appreciation
 (depreciation) of
 investments                    24,202        (2,152)       1,304         1,582
                           ____________ _____________ ____________ _____________
                              $105,625       $40,201       $5,168       $40,441
                           ============ ============= ============ =============


NOTE 6 - NET ASSETS - (Continued)

                            Strategic                   Managed
                              Equity      Small Cap      Global
                             Division     Division      Division
                           ____________ _____________ ____________
                                    (Dollars in thousands)
Unit transactions              $23,447       $26,554      $82,332
Accumulated net
 investment income (loss)         (151)          (66)        (185)
Net unrealized appreciation
 (depreciation) of
 investments                     1,824           722        1,666
                           ____________ _____________ ____________
                               $25,120       $27,210      $83,813
                           ============ ============= ============

                                          Growth &
                               OTC         Income
                             Division     Division      Combined
                           ____________ _____________ ____________
                                   (Dollars in thousands)
Unit transactions                  $76          $263     $915,377
Accumulated net
 investment income (loss)           --            --      117,589
Net unrealized appreciation
 (depreciation) of
 investments                        --            --       97,321
                           ____________ _____________ ____________
                                   $76          $263   $1,130,287
                           ============ ============= ============






















NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding by contract type as of September 30, 1996 is as follows:

                                                               Total Unit
          Series                   Units       Unit Value        Value
____________________________________________________________________________
                                                              (in thousands)
LIQUID ASSET
 DVA 80                            402,847         $13.842         $5,576
 DVA 100                         1,860,767          13.629         25,361
 DVA Series 100                     20,476          13.263            272
 DVA Plus - Standard                60,342          13.385            808
 DVA Plus - Annual Ratchet          83,032          13.231          1,099
 DVA Plus - 7% Solution            365,185          13.079          4,776
                                                              ____________
                                                                   37,892

LIMITED MATURITY BOND
 DVA 80                            136,742          15.548          2,126
 DVA 100                         3,216,802          15.310         49,248
 DVA Series 100                     43,079          14.898            642
 DVA Plus - Standard                74,826          15.048          1,126
 DVA Plus - Annual Ratchet          36,772          14.875            547
 DVA Plus - 7% Solution            246,145          14.704          3,619
                                                              ____________
                                                                   57,308

NATURAL RESOURCES
 DVA 80                            251,026          18.816          4,723
 DVA 100                         1,477,716          18.527         27,378
 DVA Series 100                     28,042          18.029            506
 DVA Plus - Standard                57,786          18.194          1,051
 DVA Plus - Annual Ratchet          23,539          17.986            423
 DVA Plus - 7% Solution            252,685          17.779          4,493
                                                              ____________
                                                                   38,574
ALL-GROWTH
 DVA 80                            188,722          13.789          2,602
 DVA 100                         4,974,854          13.577         67,543
 DVA Series 100                     37,980          13.212            502
 DVA Plus - Standard               126,427          13.333          1,686
 DVA Plus - Annual Ratchet         125,380          13.180          1,652
 DVA Plus - 7% Solution            738,946          13.029          9,627
                                                              ____________
                                                                   83,612

REAL ESTATE
 DVA 80                             91,729          18.525          1,699
 DVA 100                         1,747,165          18.240         31,869
 DVA Series 100                     13,485          17.750            239
 DVA Plus - Standard                31,389          17.912            562
 DVA Plus - Annual Ratchet          23,100          17.707            409
 DVA Plus - 7% Solution            242,887          17.504          4,252
                                                              ____________
                                                                   39,030

NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
FULLY MANAGED
 DVA 80                            245,657         17.178         $4,220
 DVA 100                         6,337,603         16.914        107,195
 DVA Series 100                     27,105         16.460            446
 DVA Plus - Standard               175,412         16.610          2,914
 DVA Plus - Annual Ratchet         138,443         16.420          2,273
 DVA Plus - 7% Solution            793,988         16.231         12,888
                                                             ____________
                                                                 129,936

MULTIPLE ALLOCATION
 DVA 80                            828,012         17.751         14,698
 DVA 100                        13,619,005         17.478        238,036
 DVA Series 100                    111,165         17.009          1,891
 DVA Plus - Standard               321,380         17.164          5,516
 DVA Plus - Annual Ratchet         131,219         16.967          2,226
 DVA Plus - 7% Solution            966,464         16.773         16,210
                                                             ____________
                                                                 278,577

CAPITAL APPRECIATION
 DVA 80                            135,400         16.995          2,301
 DVA 100                         6,890,256         16.844        116,062
 DVA Series 100                     29,446         16.583            488
 DVA Plus - Standard               142,048         16.678          2,369
 DVA Plus - Annual Ratchet         130,099         16.569          2,156
 DVA Plus - 7% Solution            880,207         16.460         14,488
                                                             ____________
                                                                 137,864

RISING DIVIDENDS
 DVA 80                             94,221         15.135          1,426
 DVA 100                         5,202,327         15.044         78,266
 DVA Series 100                     71,778         14.886          1,069
 DVA Plus - Standard               200,767         14.949          3,001
 DVA Plus - Annual Ratchet         240,620         14.884          3,581
 DVA Plus - 7% Solution          1,237,570         14.818         18,339
                                                             ____________
                                                                 105,682

EMERGING MARKETS
 DVA 80                            179,381         10.109          1,813
 DVA 100                         3,025,602         10.048         30,401
 DVA Series 100                     29,299          9.942            291
 DVA Plus - Standard                81,078          9.984            810
 DVA Plus - Annual Ratchet          90,605          9.941            901
 DVA Plus - 7% Solution            607,096          9.897          6,008
                                                             ____________
                                                                  40,224

NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
MARKET MANAGER
 DVA 100                           387,881         13.664         $5,300
 DVA Plus - 7% Solution              7,958         13.506            108
                                                             ____________
                                                                   5,408

VALUE EQUITY
 DVA 80                             49,795         13.673            681
 DVA 100                         1,591,925         13.626         21,691
 DVA Series 100                     28,180         13.543            381
 DVA Plus - Standard               172,797         13.583          2,347
 DVA Plus - Annual Ratchet         209,299         13.549          2,836
 DVA Plus - 7% Solution            926,850         13.515         12,527
                                                             ____________
                                                                  40,463

STRATEGIC EQUITY
 DVA 80                            121,512         11.208          1,362
 DVA 100                           757,951         11.186          8,479
 DVA Series 100                     31,468         11.146            351
 DVA Plus - Standard               320,206         11.170          3,577
 DVA Plus - Annual Ratchet         190,548         11.155          2,125
 DVA Plus - 7% Solution            829,424         11.140          9,239
                                                             ____________
                                                                  25,133

SMALL CAP
 DVA 80                             83,073         12.048          1,001
 DVA 100                           901,240         12.030         10,841
 DVA Series 100                     39,308         11.998            472
 DVA Plus - Standard               154,029         12.007          1,849
 DVA Plus - Annual Ratchet         152,988         11.994          1,835
 DVA Plus - 7% Solution            937,291         11.980         11,229
                                                             ____________
                                                                  27,227

MANAGED GLOBAL
 DVA 80                             84,011         10.442            877
 DVA 100                         6,517,490         10.361         67,528
 DVA Series 100                     69,295         10.225            709
 DVA Plus - Standard               174,689         10.252          1,791
 DVA Plus - Annual Ratchet         190,184         10.192          1,938
 DVA Plus - 7% Solution          1,087,019         10.132         11,014
                                                             ____________
                                                                  83,857




NOTE 7 - UNIT VALUES (Continued)


                                                              Total Unit
          Series                   Units       Unit Value       Value
___________________________________________________________________________
                                                             (in thousands)
OTC
 DVA 100                             2,440         15.754            $39
 DVA Plus - Standard                   973         15.676             16
 DVA Plus - Annual Ratchet              64         15.607              1
 DVA Plus - 7% Solution              1,274         15.582             20
                                                             ____________
                                                                      76

GROWTH & INCOME
 DVA 100                            18,871         11.682            221
 DVA Plus - Standard                 1,307         11.667             15
 DVA Plus - Annual Ratchet              86         11.660              1
 DVA Plus - 7% Solution              2,236         11.650             26
                                                             ____________
                                                                     263



































Person for whom the Financial Information is given:    Golden American Life
                                                       Insurance Company

Condensed Statements of Income (Unaudited):

                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  |   July 1, 1996      For the three
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
REVENUES:                                 |
 Annuity and life                         |
  product fees and                        |
  policy charges                   $2,397 |          $2,690              $4,838
 Management fee revenue               280 |             280                 740
 Net investment income              1,656 |           1,381                 857
 Realized gains (losses)                  |
  on investments                       -- |              (2)                 83
 Other income                         143 |              16                  16
                        __________________| ________________  __________________
                                    4,476 |           4,365               6,534
                                          |
                                          |
BENEFITS AND EXPENSES:                    |
 Insurance operation                      |
  benefits:                               |
   Interest credited to                   |
    account balances                1,624 |           1,270                 440
   Benefit claims incurred                |
    in excess of account                  |
    balances                          (25)|             158                 273
 Underwriting, acquisition,               |
  and insurance expenses:                 |
   Commissions                      2,118 |           2,696               1,968
   General expenses                 1,517 |           1,920               3,738
   Insurance taxes                    160 |             726                 140
   Policy acquisition                     |
    costs deferred                 (2,625)|          (3,077)             (2,390)
   Amortization:                          |
    Deferred policy                       |
     acquisition costs                176 |           1,142                 763
    Present value of in                   |
     force acquired                   915 |             297                 537
    Goodwill                          196 |              --                  --
                        __________________| ________________  __________________
                                    4,056 |           5,132               5,469
                        __________________| ________________  __________________
                                      420 |            (767)              1,065




                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  |   July 1, 1996      For the three
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
 Income tax expense                       |
  (benefit):                              |
   Current                           $147 |              --                  --
   Deferred                            -- |         ($1,463)                 --
                        __________________| ________________  __________________
                                      147 |          (1,463)                 --
                        __________________| ________________  __________________
NET INCOME                           $273 |            $696              $1,065
                        ==================| ================  ==================





































Condensed Statements of Income (Unaudited):

                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  | January 1, 1996     For the nine
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
REVENUES:                                 |
 Annuity and life                         |
  product fees and                        |
  policy charges                   $2,397 |         $12,259             $13,922
 Management fee revenue               280 |           1,390                 740
 Net investment income              1,656 |           4,990               1,978
 Realized gains (losses)                  |
  on investments                       -- |            (420)                 71
 Other income                         143 |              70                  44
                        __________________| ________________  __________________
                                    4,476 |          18,289              16,755
                                          |
                                          |
BENEFITS AND EXPENSES:                    |
 Insurance operation                      |
  benefits:                               |
   Interest credited to                   |
    account balances                1,624 |           4,355                 842
   Benefit claims incurred                |
    in excess of account                  |
    balances                          (25)|             915               1,460
 Underwriting, acquisition,               |
  and insurance expenses:                 |
   Commissions                      2,118 |          16,549               5,344
   General expenses                 1,517 |           9,422              10,303
   Insurance taxes                    160 |           1,225                 407
   Policy acquisition                     |
    costs deferred                 (2,625)|         (19,300)             (7,101)
   Amortization:                          |
    Deferred policy                       |
     acquisition costs                176 |           2,436               2,121
    Present value of in                   |
     force acquired                   915 |             951               1,203
    Goodwill                          196 |              --                  --
                        __________________| ________________  __________________
                                    4,056 |          16,553              14,579
                        __________________| ________________  __________________
                                      420 |           1,736               2,176







                         POST-AQUISITION  |             PRE-ACQUISITION
                        __________________| ________________  __________________
                          For the period  |  For the period
                         August 14, 1996  | January 1, 1996     For the nine
                             through      |     through          months ended
                        September 30, 1996| August 13, 1996   September 30, 1995
                        __________________| ________________  __________________
                          (Current Year)  |  (Current Year)    (Preceding Year)
                                          | (Dollars in thousands)
                                          |
                                          |
 Income tax expense                       |
  (benefit):                              |
   Current                           $147 |              --                  --
   Deferred                            -- |         ($1,463)                 --
                        __________________| ________________  __________________
                                      147 |          (1,463)                 --
                        __________________| ________________  __________________
NET INCOME                           $273 |          $3,199              $2,176
                        ==================| ================  ==================





































Condensed Balance Sheets (Unaudited):

                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                        September 30, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
                                                  (Dollars in thousands)
                                                            |
ASSETS                                                      |
                                                            |
Investments:                                                |
 Fixed maturities, available for sale,                      |
  at market (cost: 1996 - $175,339;                         |
  1995 - $48,671)                                 $175,199  |           $49,629
 Equity securities, at market                               |
  (cost: 1996 - $31; 1995 - $27)                        27  |                29
 Policy loans                                        4,159  |             2,021
 Short-term investments                             27,887  |            15,614
                                        ___________________ |  _________________
TOTAL INVESTMENTS                                  207,272  |            67,293
                                                            |
 Cash and cash equivalents                           9,529  |             5,046
                                                            |
 Accrued investment income                           3,699  |               768
                                                            |
 Deferred policy acquisition costs                   2,449  |            67,314
                                                            |
 Intangible assets                                  39,011  |                --
                                                            |
 Present value of in force acquired                 84,881  |             6,057
                                                            |
 Other assets                                        2,528  |             7,626
                                                            |
 Separate account assets                         1,151,614  |         1,048,953
                                        ___________________ |  _________________
    TOTAL ASSETS                                $1,500,983  |        $1,203,057
                                        =================== |  =================
                                                            |
LIABILITIES AND SHAREHOLDER'S                               |
 EQUITY                                                     |
                                                            |
Policy liabilities and accruals:                            |
 Annuity and insurance reserves                   $194,239  |           $33,673
 Unearned revenue reserve                              749  |             6,556
Current income taxes                                   147  |                --
Due to affiliates                                    2,766  |               675
Accrued expenses and other liabilities              11,467  |            15,075
Separate account liabilities                     1,151,614  |         1,048,953
                                        ___________________ |  _________________
    TOTAL LIABILITIES                            1,360,982  |         1,104,932
                                                            |
Commitments and contingent liabilities                      |





                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                        September 30, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
                                                  (Dollars in thousands)
                                                            |
Shareholder's equity:                                       |
 Common stock                                       $2,500  |            $2,500
 Preferred stock                                        --  |            50,000
 Additional paid-in capital                        137,372  |            45,030
 Unrealized appreciation                                    |
  (depreciation) of fixed maturities                  (140) |               656
 Unrealized appreciation                                    |
  (depreciation) of equity securities                   (4) |                 2
 Retained earnings (deficit)                           273  |               (63)
                                        ___________________ |  _________________
    TOTAL SHAREHOLDER'S EQUITY                     140,001  |            98,125
                                        ___________________ |  _________________
    TOTAL LIABILITIES AND                                   |
     SHAREHOLDER'S EQUITY                       $1,500,983  |        $1,203,057
                                        =================== |  =================



































Condensed Statements of Cash Flows (Unaudited):

                       POST-AQUISITION  |             PRE-ACQUISITION
                     ___________________| _________________  __________________
                       For the period   |  For the period
                       August 14, 1996  |  January 1, 1996     For the nine
                           through      |      through          months ended
                     September 30, 1996 |  August 13, 1996   September 30, 1995
                     ___________________| _________________  __________________
                       (Current Year)   |  (Current Year)     (Preceding Year)
                                        | (Dollars in thousands)
                                        |
                                        |
NET CASH PROVIDED BY                    |
 (USED IN) OPERATING                    |
 ACTIVITIES                     ($3,813)|          ($4,750)             $3,451
                                        |
INVESTING ACTIVITIES                    |
 Sale, maturity or                      |
  repayment of invest-                  |
  ments:                                |
  Fixed maturities -                    |
   available for sale               391 |           55,511              13,078
  Short-term                            |
   investments - net                 -- |              364                  --
                     ___________________| _________________  __________________
                                    391 |           55,875              13,078
                                        |
 Acquisition of                         |
  investments:                          |
  Fixed maturities -                    |
   available for sale                -- |         (184,589)            (41,648)
  Policy loans - net               (161)|           (1,977)               (847)
  Short-term                            |
   investments - net            (12,626)|               --              (4,548)
                     ___________________| _________________  __________________
                                (12,787)|         (186,566)            (47,043)
 Purchase of property                   |
   and equipment                    (15)|               --                  --
                     ___________________| _________________  __________________
NET CASH USED IN                        |
 INVESTING ACTIVITIES           (12,411)|         (130,691)            (33,965)
















                      POST-ACQUISITION  |             PRE-ACQUISITION
                     ___________________| _________________  __________________
                       For the period   |  For the period
                       August 14, 1996  |  January 1, 1996     For the nine
                           through      |      through          months ended
                     September 30, 1996 |  August 13, 1996   September 30, 1995
                     ___________________| _________________  __________________
                       (Current Year)   |  (Current Year)     (Preceding Year)
                                        | (Dollars in thousands)
                                        |
                                        |
FINANCING ACTIVITIES                    |
 Investment contract                    |
  deposits                      $18,938 |         $149,750             $29,937
 Investment contract                    |
  withdrawals                      (840)|          (10,981)             (1,043)
 Contributions of                       |
  capital by parent                  -- |               --               3,443
 Dividends paid on                      |
  preferred stock                    -- |             (719)             (2,557)
                     ___________________| _________________  __________________
NET CASH PROVIDED BY                    |
 FINANCING ACTIVITIES            18,098 |          138,050              29,780
                     ___________________| _________________  __________________

INCREASE (DECREASE)                     |
 IN CASH AND CASH                       |
 EQUIVALENTS                      1,874 |            2,609                (734)
                                        |
CASH AND CASH                           |
 EQUIVALENTS AT                         |
 BEGINNING OF PERIOD              7,655 |            5,046               3,316
                     ___________________| _________________  __________________
CASH AND CASH                           |
 EQUIVALENTS AT END                     |
 OF PERIOD                       $9,529 |           $7,655              $2,582
                     ===================| =================  ==================




















NOTE 1 -- BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments were of a normal recurring nature, unless otherwise noted in Management's Discussion and Analysis and the Notes to Financial Statements. Operating results for the periods August 14, 1996 through September 30, 1996, July 1, 1996 through August 13, 1996, and January 1, 1996 through August 13, 1996, are not necessarily indicative of the results that may be expected for periods reported at December 31, 1996. For further information, refer to the financial statements and footnotes thereto included in the Golden American Life Insurance Company Annual Report on Form 10-K for the year ended December 31, 1995.

On August 13, 1996, Equitable of Iowa Companies ("Equitable") acquired all of the outstanding capital stock of BT Variable, Inc. (Golden American Life Insurance Company's parent) from Whitewood Properties Corporation ("Whitewood") pursuant to the terms of a Stock Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood (the "Purchase Agreement").
Refer to Note 6 for additional information.

For financial statement purposes, the change in control of Golden American Life Insurance Company ("Golden American") through the acquisition to BT Variable, Inc. ("BT Variable") was accounted for as a purchase acquisition effective August 14, 1996. The effects of the acquisition have resulted in a new basis of accounting reflecting estimated fair values for assets and liabilities at that date. As a result, Golden American's financial statements for periods subsequent to August 13, 1996, are presented on the Post-Acquisition new basis of accounting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

For purposes of the condensed statements of cash flows, the company considers all demand deposits and interest bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Certain amounts in the 1995 financial statements have been reclassified to conform to the 1996 financial statement presentation.















NOTE 2 -- INVESTMENTS

At September 30, 1996 and December 31, 1995, amortized cost, gross unrealized gains and losses and estimated market values of fixed maturity securities designated as available for sale are as follows:

AVAILABLE FOR SALE                             POST-ACQUISITION
______________________________________________________________________________
                                              Gross       Gross     Estimated
                                Amortized  Unrealized  Unrealized    Market
September 30, 1996                Cost        Gains      Losses       Value
______________________________________________________________________________
                                                (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities:
  Mortgage-backed securities       $2,855          $3                  $2,858
  Other                             2,680          --         ($4)      2,676
Public utilities                   39,536          78         (80)     39,534
Investment grade corporate        127,628         183        (322)    127,489
Mortgage-backed securities          2,640           3          (1)      2,642
                               ___________ ___________ ___________ ___________
TOTAL AVAILABLE FOR
  SALE                           $175,339        $267       ($407)   $175,199
                               =========== =========== =========== ===========

                                               PRE-ACQUISITION
______________________________________________________________________________
                                              Gross       Gross     Estimated
                                Amortized  Unrealized  Unrealized    Market
December 31, 1995                 Cost        Gains      Losses       Value
______________________________________________________________________________
                                                (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities - Other          $13,334        $176                 $13,510
Public utilities                    5,276          26                   5,302
Investment grade corporate         27,042         700        ($31)     27,711
Mortgage-backed securities          3,019          87          --       3,106
                               ___________ ___________ ___________ ___________
TOTAL AVAILABLE FOR
  SALE                            $48,671        $989        ($31)    $49,629
                               =========== =========== =========== ===========

No fixed maturity securities were designated as held for investment at September 30, 1996 or December 31, 1995. Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates market value for these securities.





Amortized cost and estimated market value of debt securities at September 30, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                  Amortized        Market
AVAILABLE FOR SALE                                  Cost            Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $15,033         $15,046
Due after one year through five years                129,852         129,787
Due after five years through ten years                22,109          21,990
Due after ten years                                    2,850           2,876
                                                _____________   _____________
                                                     169,844         169,699
Mortgage-backed securities                             5,495           5,500
                                                _____________   _____________
TOTAL AVAILABLE FOR SALE                            $175,339        $175,199
                                                =============   =============

NOTE 3 -- RELATED PARTY TRANSACTIONS

In the fourth quarter of 1995, the service agreement between Directed Services, Inc. ("DSI") and Golden American was amended to provide for a management fee from DSI to Golden American for certain managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts was $560,000 in the third quarter of 1996 and $1,670,000 in the first nine months of 1996.

NOTE 4 -- SHAREHOLDER'S EQUITY

On September 23, 1996, EIC Variable, Inc. (formally known as BT Variable, Inc.) contributed $50,000,000 of Preferred Stock to the company's additional paid-in capital.

NOTE 5 -- COMMITMENTS AND CONTINGENCIES

In a transaction that closed on September 30, 1992, Bankers Trust Company ("Bankers Trust") acquired from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit"), in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust had estimated that the contingent liability due from Golden American amounted to $439,000 at August 13, 1996 and December 31, 1995. At August 13, 1996 the balance of the escrow account established to fund the contingent liability was $4,293,000 ($4,150,000 at December 31, 1995).

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

In the ordinary course of business, the company is engaged in litigation, none of which management believes is material.

NOTE 6 -- ACQUISITION

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly-owned subsidiary of Bankers Trust, pursuant to the terms of the Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood. As noted above, BT Variable, in turn, owned all the outstanding capital stock of Golden American and all of the outstanding capital stock of DSI. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. On August 14, 1996, BT Variable, Inc. was formally renamed EIC Variable, Inc.

The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. Goodwill was established for the excess cost over net assets acquired plus $965,000 of estimated acquisition costs and pushed down to Golden American. The allocation of the purchase price is preliminary with respect to the final settlement of taxes with Bankers Trust and estimated acquisition costs and, as a result, goodwill may change. The allocation of the purchase price to Golden American was approximately $139,872,000. The amount of goodwill relating to the acquisition was $39,207,000 at August 13, 1996, and is being amortized over 25 years on a straight line basis.

The following unaudited pro forma information is presented as if the acquisition had occurred on January 1, 1995. The information is combined to reflect the purchase accounting in the pre-acquisition periods of January 1, 1996 through August 13, 1996 and for the nine months ended September 30, 1995. This information is intended for informational purposes only and may not be indicative of the company's future results of operations.

                           Nine months ended    Nine months ended
                           September 30, 1996   September 30, 1995
                           ________________________________________
                                       (Dollars in thousands)
Revenues                             $23,878               $18,446
Net income                               854                   684

The primary pro forma effects are revised amortization of deferred policy acquisition costs, present value of in force acquired, unearned revenue, goodwill and the elimination of deferred tax benefits.



A portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents the present value of in force acquired ("PVIF") which reflects the estimated fair value of those purchased policies. The expected future cash flows used to determine the fair value are based on actuarially determined projected net cash flows from the acquired insurance contracts.

An analysis of the PVIF asset is as follows:

                                      POST-ACQUISITION |   PRE-ACQUISTION
                                     __________________| __________________
                                       For the period  |   For the period
                                      August 14, 1996  |  January 1, 1996
                                          through      |      through
                                       September 30,   |     August 13,
                                            1996       |        1996
                                     __________________| __________________
                                                (Dollars in thousands)
                                                       |
Beginning balance                              $85,796 |            $6,057
Imputed interest                                   822 |               273
Amortization                                    (1,737)|            (1,229)
Adjustment for unrealized gains                        |
 on available for sale securities                   -- |                16
                                     __________________| __________________
Ending balance                                 $84,881 |            $5,117
                                     ==================  ==================

Interest is imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80%. PVIF is charged to expense and adjusted for the unrealized gains (losses) on available for sale securities. Based on current conditions and assumptions as to the effect of future events on acquired policies in force, the expected approximate amortization for the fourth quarter of 1996 and the next five years, relating to the balance of the PVIF as of September 30, 1996, is as follows:

                  Year                               Amount
           __________________________________________________________
                             (Dollars in thousands)
           4th quarter 1996                          $1,830
                  1997                                9,664
                  1998                               10,109
                  1999                                9,243
                  2000                                7,919
                  2001                                6,798







MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS

The purpose of this section is to discuss and analyze the company's condensed results of operations. This analysis should be read in conjunction with the condensed financial statements and related notes which appear elsewhere in this report.

On August 13, 1996, Equitable of Iowa Companies ("Equitable") acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") from Whitewood Properties Corp. ("Whitewood"), a wholly-owned subsidiary of Bankers Trust, pursuant to the terms of a Stock Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood (the "Purchase Agreement"). BT Variable owned all the outstanding capital stock of Golden American Life Insurance Company ("Golden American") and all of the outstanding capital stock of Directed Services, Inc. ("DSI"). In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. On August 14, 1996, BT Variable, Inc. was formally renamed EIC Variable, Inc. ("EIC Variable").

For financial statement purposes, the change in control of Golden American through the acquisition to BT Variable was accounted for as a purchase acquisition effective August 14, 1996. The effects of the acquisition have resulted in a new basis of accounting reflecting estimated fair values for assets and liabilities at that date. As a result, Golden American's financial statements for periods subsequent to August 13, 1996, are presented on the Post-Acquisition new basis of accounting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. Goodwill relating to the acquisition was established for the excess of the acquisition cost over the fair value of the net assets acquired plus $965,000 of estimated acquisition costs and pushed down to Golden American. The purchase price is preliminary with respect to the final settlement of taxes with Bankers Trust and estimated acquisition costs and as a result, goodwill may change. The allocation of the purchase price to Golden American was approximately $139,872,000. The amount of goodwill relating to the acquisition was $39,207,000 at August 13, 1996, and is being amortized over 25 years on a straight line basis.

The analysis following combines the post-acquisition and pre-acquisition activity for 1996 in order to compare the results to 1995. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the period after August 13, 1996.













RESULTS OF OPERATIONS

Premiums
--------

                  POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                  ________________|_____________|______________________________
                   For the period |             |For the period
                  August 14, 1996 |             | July 1, 1996
                      through     |Quarter ended|    through     Quarter ended
                   September 30,  |September 30,|  August 13,    September 30,
Quarter                 1996      |1996 Combined|     1996            1995
__________________________________|_____________|______________________________
                                  |     (Dollars in thousands)
                                  |             |
Variable annuity                  |             |
 premiums                 $29,986 |     $67,230 |       $37,244        $33,074
Variable life                     |             |
 premiums                   1,451 |       4,390 |         2,939            318
                  ________________|_____________|______________________________
Total premiums            $31,437 |     $71,620 |       $40,183        $33,392
                  =============================================================

                  POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                  ________________|_____________|______________________________
                   For the period |             |For the period
                  August 14, 1996 | Nine months |January 1, 1996  Nine months
                      through     |    ended    |    through         ended
                   September 30,  |September 30,|  August 13,    September 30,
Year to Date            1996      |1996 Combined|     1996            1995
__________________________________|_____________|______________________________
                                  |     (Dollars in thousands)
                                  |             |
Variable annuity                  |             |
 premiums                 $29,986 |    $288,358 |      $258,372        $91,726
Variable life                     |             |
 premiums                   1,451 |      11,957 |        10,506          2,254
                  ________________|_____________|______________________________
Total premiums            $31,437 |    $300,315 |      $268,878        $93,980
                  =============================================================

Variable annuity premiums increased $34,156,000, or 103.3%, in the third quarter and $196,632,000, or 214.4%, in the first nine months of 1996. Variable life premiums increased $4,072,000 or 1,281.9% in the third quarter and $9,703,000 or 430.4%, in the first nine months of 1996.










Revenues
--------

                  POST-ACQUISITION|   COMBINED   |         PRE-ACQUISTION
                  ________________|______________|_____________________________
                   For the period |              |For the period
                  August 14, 1996 |              | July 1, 1996
                      through     |Quarter ended |   through     Quarter ended
                   September 30,  |September 30, | August 13,    September 30,
Quarter                 1996      |1996 Combined |     1996           1995
__________________________________|______________|_____________________________
                                  |      (Dollars in thousands)
                                  |              |
Annuity and life                  |              |
 product fees and                 |              |
 policy charges            $2,397 |       $5,087 |       $2,690         $4,838
Management fee                    |              |
 revenue                      280 |          560 |          280            740
Net investment                    |              |
 income                     1,656 |        3,037 |        1,381            857
Realized gains                    |              |
 (losses) on                      |              |
 investments                   -- |           (2)|           (2)            83
Other income                  143 |          159 |           16             16
                  ________________|______________|_____________________________
                           $4,476 |       $8,841 |       $4,365         $6,534
                  =============================================================

                  POST-ACQUISITION|   COMBINED   |         PRE-ACQUISTION
                  ________________|______________|_____________________________
                   For the period |              |For the period
                  August 14, 1996 | Nine months  |January 1, 1996 Nine months
                      through     |    ended     |   through         ended
                   September 30,  |September 30, | August 13,    September 30,
Year to Date            1996      |1996 Combined |     1996           1995
__________________________________|______________|_____________________________
                                  |      (Dollars in thousands)
                                  |              |
Annuity and life                  |              |
 product fees and                 |              |
 policy charges            $2,397 |      $14,656 |      $12,259        $13,922
Management fee                    |              |
 revenue                      280 |        1,670 |        1,390            740
Net investment                    |              |
 income                     1,656 |        6,646 |        4,990          1,978
Realized gains                    |              |
 (losses) on                      |              |
 investments                   -- |         (420)|         (420)            71
Other income                  143 |          213 |           70             44
                  ________________|______________|_____________________________
                           $4,476 |      $22,765 |      $18,289        $16,755
                  =============================================================



Total revenues increased $2,307,000, or 35.3%, in the third quarter and $6,010,000 or 35.9%, in the first nine months of 1996. Annuity and life product fees and policy charges increased $249,000, or 5.1%, in the third quarter and $734,000, or 5.3%, in the first nine months of 1996, in conjunction with the growth in the company's policyholder liabilities.

In the fourth quarter of 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for certain managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $560,000 for the third quarter of 1996 and $1,670,000 for the first nine months of 1996.

Net investment income increased $2,180,000, or 254.5%, in the third quarter and $4,668,000, or 236.0%, in the first nine months of 1996 due to the increase in invested assets. The company had realized losses on the sale of investments of $2,000 in the third quarter and $420,000 in the first nine months of 1996, compared to gains of $83,000 and $71,000 in the same periods of 1995. Realized losses in the first nine months of 1996 were the result of voluntary sales.








































Expenses
--------

                    POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                    ________________|_____________|_____________________________
                     For the period |             |For the period
                    August 14, 1996 |             | July 1, 1996
                        through     |Quarter ended|   through     Quarter ended
                     September 30,  |September 30,|  August 13,   September 30,
Quarter                   1996      |1996 Combined|     1996           1995
____________________________________|_____________|_____________________________
                                    |        (Dollars in thousands)
                                    |             |
Insurance operation                 |             |
 benefits:                          |             |
  Interest credited                 |             |
   to account                       |             |
   balances                  $1,624 |      $2,894 |       $1,270           $440
  Benefit claims                    |             |
   incurred in                      |             |
   excess of                        |             |
   account balances             (25)|         133 |          158            273
Underwriting,                       |             |
 acquisition, and                   |             |
 insurance expenses:                |             |
  Commissions                 2,118 |       4,814 |        2,696          1,968
  General expenses            1,517 |       3,437 |        1,920          3,738
  Insurance taxes               160 |         886 |          726            140
  Policy acquistion                 |             |
   costs deferred            (2,625)|      (5,702)|       (3,077)        (2,390)
  Amortization:                     |             |
   Deferred policy                  |             |
    acquistion costs            176 |       1,318 |        1,142            763
   Present value of                 |             |
    in force aquired            915 |       1,212 |          297            537
   Goodwill                     196 |         196 |           --             --
                    ________________|_____________|_____________________________
                                    |             |
                             $4,056 |      $9,188 |       $5,132         $5,469
                    ============================================================


















                    POST-ACQUISITION|  COMBINED   |         PRE-ACQUISTION
                    ________________|_____________|_____________________________
                     For the period |             |For the period
                    August 14, 1996 |    Nine     |January 1, 1996     Nine
                        through     |months ended |   through     months ended
                     September 30,  |September 30,|  August 13,   September 30,
Year to Date              1996      |1996 Combined|     1996           1995
____________________________________|_____________|_____________________________
                                    |        (Dollars in thousands)
                                    |             |
Insurance operation                 |             |
 benefits:                          |             |
  Interest credited                 |             |
   to account                       |             |
   balances                  $1,624 |      $5,979 |       $4,355           $842
  Benefit claims                    |             |
   incurred in                      |             |
   excess of                        |             |
   account balances             (25)|         890 |          915          1,460
Underwriting,                       |             |
 acquisition, and                   |             |
 insurance expenses:                |             |
  Commissions                 2,118 |      18,667 |       16,549          5,344
  General expenses            1,517 |      10,939 |        9,422         10,058
  Insurance taxes               160 |       1,385 |        1,225            652
  Policy acquistion                 |             |
   costs deferred            (2,625)|     (21,925)|      (19,300)        (7,101)
  Amortization:                     |             |
   Deferred policy                  |             |
    acquistion costs            176 |       2,612 |        2,436          2,121
   Present value of                 |             |
    in force aquired            915 |       1,866 |          951          1,203
   Goodwill                     196 |         196 |           --             --
                    ________________|_____________|_____________________________
                                    |             |
                             $4,056 |     $20,609 |      $16,553        $14,579
                    ============================================================

Interest credited to account balances increased $2,454,000 or 557.5% in the third quarter and $5,137,000 or 610.4% in the first nine months of 1996 as a result of increases in policy account values.

General expenses decreased $301,000 or 8.0% in the third quarter and increased $881,000 or 8.8% in the first nine months of 1996. The increase in the first nine months of 1996 was primarily a result of the increase in policies in force. Commissions increased $2,846,000 or 144.6% in the third quarter and $13,323,000 or 249.3% in the first nine months of 1996. Insurance taxes increased $746,000 or 530.6% in the third quarter and $733,000 or 112.2% in the first nine months of 1996. Deferral of policy acquisition costs increased $3,312,000 or 138.6% in the third quarter and $14,824,000 or 208.8% in the first nine months of 1996. The increase in the above expenses is the result of the growth in sales.

The company's deferred policy acquisition costs ("DPAC"), previous balance of present value of in force acquired ("PVIF") and unearned revenue reserve, as of the purchase date, were eliminated and an asset representing the PVIF was established for all policies in force at the acquisition date. PVIF is amortized into income over the expected gross profits of the in force acquired in a manner similar to DPAC amortization. Any expenses which vary with the sales of the company's products subsequent to the acquisition date are deferred and amortized. The amortization of PVIF and DPAC increased $1,230,000 or 94.5% in the third quarter and $1,154,000 or 34.7% in the first nine months of 1996. This increase is the result of an increase in balances for DPAC and PVIF. The elimination of the unearned revenue reserve, related to in force acquired at the acquisition date, will result in lower annuity and universal life product fees and policy charges.

Income
------

Net income on a combined basis for the third quarter of 1996 was $964,000, a decrease of $101,000 or 9.5% from the third quarter of 1995. Net income on a combined basis for the first nine months of 1996 was $3,472,000, an increase of $1,296,000 or 59.6% from the first nine months of 1995.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the company or any of its officers, directors or employees is qualified by the fact that actual results of the company may differ materially from such statement due to the following important factors, among other risks and uncertainties inherent in the company's business:

1. Prevailing interest rate levels which may affect the ability of the company to sell its products, the market value of the company's investments and the lapse rate of the company's policies, notwithstanding product design features intended to enhance persistency of the company's products.

2. Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the company's products.

3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the company's products.

4. Other factors affecting the performance of the company, including, but not limited to, stock market performance ,litigation, insurance industry insolvencies, investment performance of the underlying portfolios of the variable annuity products, variable annuity product design and sales volume by significant sellers of the company's variable annuity products.

                     APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

     Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

     Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

     A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

     Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba: Judged to have speculative elements; their future cannot be considered as well assured.

     B:   Generally lack characteristics of the desirable investment.

     Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:  Speculative in a high degree; often in default.

     C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

     AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

     AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A:   Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

     BB, B,
     CCC,
     CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                             PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) All financial statements are included in either the Prospectuses or the Statements of Additional Information, as indicated therein.

EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

     (2)  Form of Custodial Agreement (2)

     (3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc. (2)
          (b)  Form of Dealers Agreement (2)
          (c)  Organizational Agreement (5)
          (d)  (i)  Addendum to Organizational Agreement (3)
               (ii) Expense Reimbursement Agreement (5)
          (e)  Form of Assignment Agreement for Organizational Agreement (5)

     (4)  (a)  Individual Deferred Variable Annuity Contract (2)
          (b)  Individual Variable Annuity Certain Contract (2)
          (c)  Discretionary Group Deferred Variable Annuity Contract (4)
          (d)  Discretionary Group Variable Annuity Certain (4)
          (e)  Amended Individual Deferred Variable Annuity Contract (5)
          (f)  Amended Individual Variable Annuity Certain Contract (5)
          (g)  Amended Discretionary Group Deferred Variable Annuity
                    Contract (5)
          (h)  Amended Discretionary Group Variable Annuity Certain (5)
          (i) Amended Individual Deferred Variable Annuity Contract Schedule Pages (6)
          (j) Amended Individual Variable Annuity Certain Contract Schedule Pages (6)
          (k) Amended Discretionary Group Deferred Variable Annuity Contract Schedule Pages (6)
          (l) Amended Discretionary Group Variable Annuity Certain Contract Schedule Pages (6)
          (m) Amended Discretionary Group Deferred Variable Annuity Certificate Schedule Pages (6)
          (n) Amended Discretionary Group Variable Annuity Certain Certificate Schedule Pages (6)
          (o) Amended Individual Variable Annuity Certain Contract Schedule Pages (7)
          (p) Amended Discretionary Group Deferred Variable Annuity Contract Schedule Pages (7)
          (q) Amended Discretionary Group Variable Annuity Certain Contract Schedule Pages (7)
          (r) Amended Discretionary Group Variable Annuity Certain Certificate Schedule Pages (7)
          (s)  Contract Riders (6)
          (t)  Certificate Riders (6)
          (u) Amended Individual Variable Annuity Certain Contract Schedule Pages (5/91) (8)
          (v) Amended Individual Deferred Variable Annuity Contract Schedule Pages (5/91) (8)

          (w) Amended Discretionary Group Variable Annuity Certain Contract Schedule Pages (5/91) (8)
          (x) Amended Discretionary Group Deferred Variable Annuity Contract Schedule Pages (5/91) (8)
          (y) Individual Deferred Variable Annuity Contract Schedule Pages (5/92) (9)
          (z) Individual Variable Annuity Certain Contract Schedule Pages (5/92) (9)
          (aa) Discretionary Group Variable Annuity Certain Contract Schedule Pages (5/92) (9)
          (bb) Discretionary Group Variable Annuity Certain Contract Schedule Pages (5/92) (9)
          (cc) Individual Deferred Variable Annuity Contract Schedule Pages (5/93) (10)
          (dd) Individual Variable Annuity Certain Contract Schedule Pages (5/93) (10)
          (ee) Discretionary Group Deferred Variable Annuity Contract Schedule Pages (5/93) (10)
          (ff) Discretionary Group Variable Annuity Certain Contract Schedule Pages (5/93) (10)
          (gg) Individual Deferred Variable Annuity Contract Schedule Pages (10/93) (11)
          (hh) Individual Variable Annuity Certain Contract Schedule Pages (10/93) (11)
          (ii) Discretionary Group Deferred Variable Annuity Contract Schedule Pages (10/93) (11)
          (jj) Discretionary Group Variable Annuity Certain Contract Schedule Pages (10/93) (11)

          (kk) External Exchange Program Endorsement (9)
          (ll) DVA Update Program Schedule Page (9)
          (mm) Individual Retirement Annuity Rider Page (9)

     (5)  (a)  Individual Deferred Variable Annuity Application (2)
          (b)  Group Deferred Variable Annuity Enrollment Form (2)

     (6)  (a)  (i)    Articles of Incorporation of Golden American Life
                      Insurance Company (1)
               (ii)   Certificate of Amendment of the Restated Articles of
                      Incorporation of Golden American Life Insurance Company
                      (4)
               (iii)  Certificate of Amendment of the Restated Articles of
                      Incorporation of MB Variable Life Insurance Company (6)
               (iv)   Certificate of Amendment of the Restated Articles of
                      Incorporation of Golden American Life Insurance Company
                      (12/28/93) (7)
          (b)  (i)    By-Laws of Golden American Life Insurance Company (1)
               (ii)   By-Laws of Golden American Life Insurance Company, as
                      amended (4)
               (iii)  Certificate of Amendment of the By-Laws of MB Variable
                      Life Insurance Company, as amended (6)
               (iv)   By-Laws of Golden American, as amended (12/21/93) (7)
          (c)  Resolution of Board of Directors for Powers of Attorney  (8)
          (d)  Powers of Attorney

     (7)  Not applicable

     (8)  Not applicable

     (9)  Opinion of Myles R. Tashman  (9)

     (10) (a)  Consent of Sutherland, Asbill & Brennan, L.L.P.
          (b)  Consent of Ernst & Young LLP, Independent Auditors
          (c)  Consent of Myles R. Tashman

     (11) Not applicable

     (12) Not applicable

     (13) Schedule of Performance Data (5)


_______________

(1) Incorporated herein by reference to an initial registration statement for Separate Account B filed with the Securities and Exchange Commission on July 27, 1988 (File No. 33-23351).
(2) Incorporated herein by reference to pre-effective amendment No. 1 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on October 6, 1988 (File No. 33-23351).
(3) Incorporated herein by reference to post-effective amendment No. 2 to a registration statement for The Specialty Managers Separate Account A filed on Form S-6 with the Securities and Exchange Commission on September 13, 1989 (File No. 33-23458).
(4) Incorporated herein by reference to pre-effective amendment No. 2 to a registration statement filed for Separate Account B with the Securities and Exchange Commission on November 28, 1988 (File No. 33-23351).
(5) Incorporated herein by reference to post-effective amendment No. 1 to a registration statement filed for Separate Account B with the Securities and Exchange Commission on September 13, 1989 (File No. 33-23351).
(6) Incorporated herein by reference to post-effective amendment No. 2 to a registration statement filed for Separate Account B with the Securities and Exchange Commission on March 9, 1990 (File No. 33-23351).
(7) Incorporated herein by reference to post-effective amendment No. 3 to a registration statement filed for Separate Account B with the Securities and Exchange Commission on April 30, 1990 (File No. 33-23351).
(8) Incorporated herein by reference to post-effective amendment No. 5 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 2, 1991 (File No. 33-23351).
(9) Incorporated herein by reference to post-effective amendment No. 8 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1992 (File No. 33-23351).
(10) Incorporated herein by reference to post-effective amendment No. 12 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 3, 1993 (File No. 33-23351).
(11) Incorporated herein by reference to post-effective amendment No. 14 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on October 12, 1993 (File No. 33-23351).
(12) Incorporated herein by reference to an initial registration statement on Form N-3 for Golden American Life insurance Company Separate Account D filed with the Securities and Exchange Commission on August 19, 1992 (File No. 33-51028).
(13) Incorporated herein by reference to post-effective amendment No. 17 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 2, 1994 (File No. 33-23351).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor

Terry L. Kendall         Golden American Life Ins. Co. President and
                         1001 Jefferson Street         Chief Executive Officer
                         Wilmington, DE  19801

Fred S. Hubbell          Equitable of Iowa Companies   Director and
                         604 Locust Street             Chairman
                         Des Moines, IA  50309

Lawrence V. Durland      Equitable of Iowa Companies   Director
                         604 Locust Street
                         Des Moines, IA  50309

Paul E. Larson           Equitable of Iowa Companies   Director, Executive
                         604 Locust Street             Vice President, Chief
                         Des Moines, IA  50309         Financial Officer and
                                                       Assistant Secretary

Thomas L. May            Equitable of Iowa Companies   Director
                         604 Locust Street
                         Des Moines, IA  50309

John A. Merriman         Equitable of Iowa Companies   Director and Assistant
                         604 Locust Street             Secretary
                         Des Moines, IA  50309

Beth B. Neppl            Equitable of Iowa Companies   Director and
                         604 Locust Street             Vice President
                         Des Moines, IA  50309

Paul R. Schlaack         Equitable Investment          Director
                         Services, Inc.
                         604 Locust Street
                         Des Moines, IA  50309

Jerome L. Sychowski      Equitable of Iowa Companies   Director
                         604 Locust Street
                         Des Moines, IA  50309

Barnett Chernow          Golden American Life Ins. Co. Executive Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801

Myles R. Tashman         Golden American Life Ins. Co. Executive Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801         and Secretary

Edward C. Wilson         Golden American Life Ins. Co. Executive Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801

Stephen J. Preston       Golden American Life Ins. Co. Senior Vice President
                         1001 Jefferson Street,        and Chief Actuary
                         Wilmington, DE  19801

David  L. Jacobson       Golden American Life Ins. Co. Senior Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801

David A. Terwilliger     Equitable of Iowa Companies   Vice President,
                         604 Locust Street             Controller, Assistant
                         Des Moines, IA  50309         Secretary and
                                                       Assistant Treasurer

Dennis D. Hargens        Equitable of Iowa Companies   Treasurer
                         604 Locust Street
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         604 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a newly formed New York company, First Golden American Life Insuarnce Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

EIC VARIABLE, INC. ("EICV") - This corporation is a general business corporation organized under the laws of the State of New York. The primary purpose of EICV is to serve in an advisory, managerial and consultative capacity to the Depositor and to engage generally in the business of providing, promoting and establishing systems, methods and controls for managerial efficiency and operation for such company, as well as others. EIC Variable, Inc. is a wholly owned subsidiary of Equitable of Iowa Companies.

         DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by EICV. The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

As of August 15, 1996, the subsidiaries of Equitable of Iowa Companies are as follows:
                 Equitable Life Insurance Company of Iowa
                 USG Annuity & Life Company
                 Equitable of Iowa Securities Network, Inc.
                 Equitable Investment Services, Inc.
                 Locust Street Securities
                 EIC Variable, Inc.
                    Golden American Life Insurance Company
                         First Golden American Life Insurance Company of
                               New York
                         Directed Services, Inc.


Item 27:  Number of Contract Owners

22,965 as of December 31, 1996

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc., the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B and Alger Separate Account A of Golden American.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's
Distributor:

Name and Principal        Positions and Offices      Positions and Offices
Business Address          with Underwriter           with Registrant

Terry L. Kendall          Chairman and Director      President of
Directed Services, Inc.   Chief Executive Officer    Board of Governors
1001 Jefferson Street                                Chief Executive Officer
Wilmington, DE  19801

Fred S. Hubbell            Director                    Chairman
Equitable of Iowa
    Companies
604 Locust Street
Des Moines, IA  50309

Lawrence V. Durland       Director                    Director
Equitable of Iowa
    Companies
604 Locust Street
Des Moines, IA  50309

Paul E. Larson            Director                Executive Vice President,
Equitable of Iowa                                 Chief Financial Officer, and
    Companies                                     Assistant Secretary
604 Locust Street
Des Moines, IA  50309

Thomas L. May            Director                 Director
Equitable of Iowa Companies
604 Locust Street
Des Moines, IA  50309

John A. Merriman         Director and             Director and
Equitable of Iowa        Assistant Secretary      Assistant Secretary
Companies
604 Locust Street
Des Moines, IA  50309

Beth B. Neppl           Director                  Director
Equitable of Iowa Companies
604 Locust Street
Des Moines, IA  50309

Paul R. Schlaack        Director                  Director
Equitable Investment Services,
    Inc.
604 Locust Street
Des Moines, IA  50309

Jerome L. Sychowski     Director                  Director and Senior
Equitable of Iowa Companies                       Vice President - Chief
604 Locust Street                                 Information Officer
Des Moines, IA  50309

Barnett Chernow         Executive Vice            Executive Vice President
Directed Services, Inc. President
1001 Jefferson Street
Wilmington, DE  19801

Myles R. Tashman        Executive Vice President  Executive Vice President
Directed Services, Inc. and Secretary             and Secretary
1001 Jefferson Street
Wilmington, DE  19801

Stephen J. Preston      Senior Vice President     Senior Vice President
Directed Services, Inc.
1001 Jefferson Street
Wilmington, DE  19801

Edward C. Wilson        President                 Senior Vice President
Directed Services, Inc.
1001 Jefferson Street
Wilmington, DE  19801

David A. Terwilliger    Vice President and        Vice Preseident, Controller
Equitable of Iowa       Controller                Assistant Treasurer and
Companies                                         Assistant Secretary
604 Locust Street
Des Moines, IA  50309

Dennis D. Hargens       Assistant Treasurer       Treasurer
Equitable of Iowa Companies
604 Locust Street
Des Moines, IA  50309

Merle P. Schwickerath   Treasurer                 None
Equitable of Iowa Companies
604 Locust Street

(c)
                     1996 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI         $27,064,887           $0            $0              $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by BT Variable, Inc. and Golden American Life Insurance Company at 1001 Jefferson Street, Suite 400, Wilmington, DE 19801 and Equitable of Iowa Companies at 604 Locust Street, Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) N/A;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATION

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Wilmington and Delaware, on the 12th day of February, 1996.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:  /s/Terry L. Kendall
                                     --------------------
                                     Terry L. Kendall*
                                     President and
                                     Chief Executive Officer
Attest:  /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
              and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 10, 1997.

Signature                          Title

/s/Terry L. Kendall           President, Director
--------------------          and Chief  Executive
Terry L. Kendall*             Officer of Depositor


/s/Paul E. Larson             Executive Vice President,
--------------------            Director, Chief Financial
Paul E. Larson*               Officer and Assistant Secretary


                     DIRECTORS OF DEPOSITOR
/s/Fred S. Hubbell*            /s/Lawrence V. Durland*
----------------------         -----------------------
Fred S. Hubbell*               Lawrence V. Durland*

/s/Thomas L. May*              /s/John A. Merriman*
----------------------         -----------------------
Thomas L. May*                 John A. Merriman*

/s/Beth B. Neppl*              /s/Paul R. Schlaack*
----------------------         -----------------------
Beth B. Neppl*                 Paul R. Schlaack*

----------------------
Jerome L. Sychowski

       By:  /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM   EXHIBIT                                                     PAGE #

6(d)   Powers of Attorney. . . . . . . . . . . . . . . . . . . . .

10(a)  Consent of Sutherland, Asbill & Brennan, L.L.P. . . . . . .

10(b)  Consent of Ernst & Young LLP, Independent Auditors  . . . .

10(c)  Consent of Myles R. Tashman, Esq. . . . . . . . . . . . . .